VANGUARD INDEX TRUST
MID AND SMALL CAPITALIZATION
PORTFOLIOS

Semiannual Report - June 30, 1998

---------
Extended Market
Portfolio

Mid Capitalization
Stock Portfolio

Small Capitalization
Stock Portfolio

Small Capitalization
Growth Stock Portfolio

Small Capitalization
Value Stock Portfolio

[PHOTO]

[THE VANGUARD GROUP LOGO]

OUR CREW MAKES THE DIFFERENCE

Throughout our history, The Vanguard Group has received considerable attention as the low-cost provider of mutual funds. While such accolades are gratifying, we are most proud, not of our low operating expenses or the billions of dollars we manage, but of our sterling reputation created by the Vanguard crew.

           We recognize that it is our crew members--more than 7,000 highly motivated men and women--who form the cornerstone of our operations. We could not survive long--let alone prosper--without them. That's why we chose this fiscal year's fund reports to celebrate the spirit, enthusiasm, and achievements of our crew. (We call those who work at Vanguard crew members, not employees, because they operate as a team to accomplish our mission of serving you, our clients.)

           But while we prize the collective contributions of our crew, we also take time to recognize the importance of the individual. Each calendar quarter, we present our Award For Excellence to a handful of crew members who have demonstrated particular excellence in the performance of their jobs and who embody "The Vanguard Spirit." Our report cover shows only a few of the more than 300 crew members who have received this distinction since 1984.

           They, along with the rest of our valiant crew, look forward to serving you in the years ahead.




[PHOTO]                           [PHOTO]
John C. Bogle                     John J. Brennan
Senior Chairman                   Chairman & CEO


CONTENTS

A MESSAGE TO OUR SHAREHOLDERS ..................  1

THE MARKETS IN PERSPECTIVE .....................  5

PERFORMANCE SUMMARIES ..........................  7

PORTFOLIO PROFILES ............................. 12

FINANCIAL STATEMENTS ........................... 18

All comparative mutual fund data are from Lipper Analytical Services, Inc., or Morningstar unless otherwise noted.

FELLOW SHAREHOLDER,

The U.S. stock market rocketed to new highs during the first six months of 1998, but Vanguard Index Trust's mid- and small-capitalization portfolios were generally left in the vapor trail of the remarkable performance of large-cap stocks.

           During the half-year ended June 30, our Extended Market Portfolio earned a total return of +9.1% and our Small Capitalization Stock Portfolio earned +4.6%, each providing a close match with its benchmark index. These returns appear somewhat pale in comparison with the exceptional +17.7% return of the Standard & Poor's 500 Composite Stock Price Index, which is dominated by large stocks.

           The following table shows the six-month total returns (capital change plus reinvested dividends) achieved by our five mid- and small-cap portfolios--including three portfolios that we introduced in May--compared with the returns of their respective unmanaged index benchmarks. Per-share figures for each portfolio, including net asset values and capital gains distributions, are presented in a table that follows this letter.

----------------------------------------------------------
                                           TOTAL RETURNS
                                         SIX MONTHS ENDED
                                           JUNE 30, 1998
----------------------------------------------------------
EXTENDED MARKET PORTFOLIO                      +9.1%
Wilshire 4500 Equity Index                     +9.4
----------------------------------------------------------
MIDCAP STOCK PORTFOLIO*                        -1.5%
S&P MidCap 400 Index                           -1.6
----------------------------------------------------------
SMALLCAP STOCK PORTFOLIO                       +4.6%
Russell 2000 Index                             +4.9
----------------------------------------------------------
SMALLCAP GROWTH STOCK PORTFOLIO*               -2.7%
S&P SmallCap 600/BARRA Growth Index            -2.4
----------------------------------------------------------
SMALLCAP VALUE STOCK PORTFOLIO*                -2.1%
S&P SmallCap 600/BARRA Value Index             -2.1
----------------------------------------------------------

INSTITUTIONAL SHARES
----------------------------------------------------------
Extended Market Portfolio                      +9.1%
MidCap Stock Portfolio*                        -1.5
SmallCap Stock Portfolio                       +4.7
----------------------------------------------------------
*Since May 21, 1998.

           On May 21, 1998, we began equity investments for the three new index portfolios--each of which offers Institutional Shares. The addition of the MidCap Stock, SmallCap Growth Stock and SmallCap Value Stock Portfolios broadens our selection of passively managed portfolios. Though the period since their inceptions is far too brief to make any judgment about the performance of these portfolios, we are confident that over the long run the inherent advantages of indexing--low cost, broad diversification, tax-efficiency, and relative performance predictability--will be clearly demonstrated.

           We note that this is the first time we have published a separate report for the mid-and small-cap portfolios of Vanguard Index Trust. Previously, a single report covered the performance and financial statements for all of our portfolios, an unwieldy format that provided superfluous information for some readers who owned shares of only one or two portfolios. We believe this change will alleviate that problem, while also helping to reduce Vanguard's printing and mailing costs--savings that ultimately benefit all of our shareholders. The semiannual review of our large-cap index portfolios is published in a separate report.

THE PERIOD IN REVIEW

The U.S. economy grew vigorously, inflation was subdued, and interest rates declined during the first half of 1998. Consumers, heartened by high employment and rising wages, spent freely, providing the economy's propellant. Strength in consumer spending was more than enough to offset the negative effects of Asia's severe economic slump.

           Asia's troubles, which have lowered the prices of imported goods in the United States, were partly responsible for the benign behavior of inflation--consumer prices rose only 1.1% for the six months and 1.7% for the twelve months ended June 30. Low inflation was especially soothing to the bond market, where prices rose and interest rates declined; the yield on the benchmark 30-year U.S. Treasury bond was 5.63% on June 30, down 29 basis points (0.29 percentage point) from its yield at the start of the year, reflected in a price increase of about 3%.

           The stock market's rise during the six months, however impressive, was not straight up. Jitters over Asia prompted an across-the-board decline during parts of April and May and resulted in a 10% "correction" in some small-stock indexes.

           As has been the case for a good portion of the current bull run in stocks, bigger was better during the half-year and "big growth" was better still. The S&P 500 Index's advance was once again led by a relatively narrow segment of blue-chip growth companies. More than half of the Index's remarkable +17.7% return during the period was accounted for by fewer than 20 giant stocks. Notably, the Index's second-largest holding, Microsoft, was up 68% in the first half, Wal-Mart (seventh-largest in the Index) climbed 54%, and Lucent (twelfth-largest) was up 108%. Those three issues alone accounted for nearly one-fourth of the S&P 500 Index's gain during the half-year.

           The story was much different for the rest of the U.S. stock market. Small-cap stocks trailed large-cap stocks only slightly after the first four months of the year. But during May and June, large-cap stocks left the rest of the field far behind. For the six months, the +9.4% return of the Wilshire 4500 Index--a proxy for the U.S. stock market beyond the S&P 500 Index and the benchmark for our Extended Market Portfolio--was just over half that of the S&P 500 Index. The Russell 2000 Index, which is even more concentrated in small-cap stocks, fared worse, returning +4.9%.

           The table below compares the six-month performance of our Extended Market and SmallCap Stock Portfolios with the returns of funds in comparable mutual fund categories. In both cases our underperformance is explained by the market's large-cap bias during the half-year. The Extended Market Portfolio's performance fell well short of that of the average growth mutual fund, which has a much higher stake in larger stocks. Similarly, our SmallCap Stock Portfolio strictly adheres to small-cap stocks while the average small-cap fund often wanders into larger-cap territory.

--------------------------------------------------------------------
                                          TOTAL RETURNS
                                 SIX MONTHS ENDED JUNE 30, 1998
                               -------------------------------------
                                             AVERAGE
                               VANGUARD    COMPARABLE
                               PORTFOLIO      FUND*     DIFFERENCE
--------------------------------------------------------------------
Extended Market Portfolio       +9.1%        +15.1%       -6.0%
SmallCap Stock Portfolio        +4.6         + 6.5        -1.9
--------------------------------------------------------------------

*Figures for the average comparable funds are compiled by Lipper Analytical
 Services. The Lipper fund groups are: for the Extended Market Portfolio, growth funds; for the SmallCap Stock Portfolio, small-cap funds.


           We hasten to mention the fine job that our Core Management Group has done in keeping our portfolios in line with their respective indexes--no small task given that we incur the costs of investing substantial cash almost every day, and we incur operating expenses (albeit at extremely low levels) that the indexes do not. We fully expect our new portfolios to provide the same close tracking of their benchmarks.

IN SUMMARY

The rewards of investing in the stock market have been amply demonstrated during the bull market that began nearly 16 years ago. The risks, meanwhile, seem to have come in brief bursts.

           For those who believe that such outsized gains will continue indefinitely, we assure you they will not. Stocks will not continue to pack the historical equivalent of more than 18 months' worth of returns into six months. And not all future market declines will be short-lived. Prolonged declines have occurred in the past and almost surely will recur in the future. That is the nature of the financial markets.

           Because such turnabouts are difficult--if not impossible--to predict, we recommend a sensible course that allows investors to participate in the stock market's rewards without shouldering all of its considerable risk: holding a balanced portfolio of stock funds, bond funds, and money market funds. Such portfolios are time-tested vehicles for reaping the rewards of financial markets as well as for "staying the course" toward your long-term objectives.

           We look forward to reporting to you on the full 1998 fiscal year in our annual report six months hence.


/s/ JOHN C. BOGLE                       /s/ JOHN J. BRENNAN

John C. Bogle                           John J. Brennan
Senior Chairman                         Chairman and
                                        Chief Executive Officer
July 17, 1998

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED JUNE 30, 1998
                                 NET ASSET VALUE PER SHARE   -------------------------------------------
                                 -------------------------      DISTRIBUTIONS FROM     DIVIDENDS PER
                                 DEC. 31,         JUNE 30,         NET REALIZED        SHARE FROM NET
INDEX TRUST PORTFOLIO              1997             1998           CAPITAL GAINS      INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Extended Market                  $30.76            $33.21              $0.35                --
MidCap Stock                      10.04*             9.89                 --                --
SmallCap Stock                    23.75             24.68               0.17                --
SmallCap Growth Stock             10.04*             9.77                 --                --
SmallCap Value Stock              10.05*             9.84                 --                --
--------------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------
Extended Market                  $30.76            $33.23              $0.35                --
MidCap Stock                      10.04*             9.89                 --                --
SmallCap Stock                    23.75             24.70               0.17                --
--------------------------------------------------------------------------------------------------------

*Net asset value as of May 21, 1998.

THE MARKETS IN PERSPECTIVE
Six Months Ended June 30, 1998

Blue skies predominated for U.S. financial markets during the first six months of 1998, and even the occasional clouds had silver linings. The bond market provided solid returns during the half-year, while the stock market's performance was extraordinarily strong.

           After expanding at a 5.4% annual pace during the first quarter, the U.S. economy kept steaming along through June, fueled by powerful increases in household spending. Consumers had reason to be upbeat: plentiful jobs (unemployment fell to 4.3% of the workforce in May); rising wages (personal income in May was 5.9% higher than in May 1997); and tame inflation (consumer prices in June were up only 1.7% from a year before).

           The economic push provided by consumers more than compensated for the drag caused by Asia's severe economic problems. Weakening currencies and business slowdowns in Asia cut into U.S. exports and lowered the cost of Asian imports, causing the U.S. trade deficit to hit record levels. Ominously, Asia's problems appear to be more serious and enduring than many economists expected. Yet for Americans this "Asian contagion" has a bright side: It serves as an escape valve for the inflationary pressures that ordinarily would be expected to build up with the U.S. economy humming along at high speed.

-----------------------------------------------------------------------------
                                                        TOTAL RETURNS
                                                 PERIODS ENDED JUNE 30, 1998
                                             --------------------------------
                                             6 MONTHS      1 YEAR    5 YEARS*
-----------------------------------------------------------------------------
EQUITY
   S&P 500 Index                             17.7%          30.2%      23.1%
   Russell 2000 Index                         4.9           16.5       16.0
   MSCI EAFE Index                           16.1            6.4       10.3
-----------------------------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index                3.9%          10.5%       6.9%
   Lehman 10-Year Municipal Bond Index        2.6            8.5        6.6
   Salomon Brothers Three-Month
      U.S. Treasury Bill Index                2.6            5.3        4.9
-----------------------------------------------------------------------------
OTHER
   Consumer Price Index                       1.1%           1.7%       2.5%
-----------------------------------------------------------------------------

*Annualized.

U.S. EQUITY MARKETS

The mixture of robust economic growth and anemic inflation was a tonic for the U.S. stock market. Although prices generally rose, there were striking disparities in returns between large-capitalization and small-cap stocks and between growth and value stocks. The large-cap-dominated S&P 500 earned 17.7% during the six months, nearly double the 9.4% return on the rest of the market (as measured by the Wilshire 4500 Index) and more than triple the 4.9% return on the small-cap Russell 2000 Index. Within the S&P 500 Index, growth stocks were up 23.1%, while value stocks rose 12.1%.

           A decline in interest rates contributed to the stock market's rise, as falling rates on bonds tend to make equities more attractive and to boost the price investors will pay for each dollar of a stock's earnings or dividends. Yet growth in earnings and dividends--the long-term underpinning of stock prices--was unimpressive during the first half of 1998.

           Corporate earnings estimates were reduced in June, the tenth consecutive month in which securities analysts have cut their earnings estimates, according to I/B/E/S International, a financial research group. Earnings by the S&P 500 companies were expected to rise by only about 2% for the first half of 1998, I/B/E/S reported. With gains in prices outstripping increases in earnings and dividends, stock valuations are at or near all-time highs, an indication that investors expect ideal conditions to continue.

           Technology stocks were the best-performing sector during the first half of 1998, generating a 32.7% return. Three other sectors of the stock market--health care, consumer discretionary stocks such as retailers, and auto & transportation--each provided returns of about 25% for the six months. Companies involved in energy, chemicals, or other commodity-based businesses were generally laggards. Prices of many commodities have declined as Asia's economic funk cuts demand for energy and other industrial materials in the face of plentiful supplies.

U.S. FIXED-INCOME MARKETS

Investors in fixed-income securities enjoyed a moderate rise in the market value of their holdings because of declining interest rates. This price appreciation, added to coupon interest income, resulted in solid total returns. The 3.9% total return of the Lehman Aggregate Bond Index during the half-year brought its return for the 12 months ended June 30 to 10.5%, or a very generous 8.8% after adjustment for inflation.

           Yields on 10-year and 30-year U.S. Treasury bonds declined by 29 basis points (0.29 percentage point) to 5.45% and 5.63%, respectively, during the first half of 1998, with most of the drop occurring during the second quarter. The yield on 3-month Treasury bills declined 36 basis points to 4.99%. Mild inflation--consumer prices were up 1.1% for the half-year--enabled rates to decline despite the economy's strong growth.

           Yields on corporate and municipal bonds did not decline as far as those on Treasury securities because of a large increase in the supply of new bonds issued by companies and municipalities taking advantage of lower rates to refinance old debt. Similarly, mortgage-backed securities did not match Treasuries' performance because of expectations that large numbers of homeowners would pay off old, higher-coupon mortgage loans and refinance with new, lower-rate loans.

INTERNATIONAL EQUITY MARKETS

Stock markets in Europe soared while those in Asia and most emerging economies suffered steep declines in U.S.-dollar terms. The 16.1% overall return from international markets, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East Index, masked the divergence between Europe and other regions.

           Europe's markets were up 27.1% when measured in local currencies and 26.5% in U.S. dollars, after adjusting for a slight overall rise in the dollar's value. Stocks benefited from an upswing in most European economies, from signs that corporate managers are increasingly focused on shareholder value, and from optimism concerning next year's planned adoption of the euro as a single European currency.

           In the Pacific, which is dominated by Japan's stock market, stocks were buffeted by several problems: slowing growth in economic activity; continued instability in currencies; political upheavals; and widespread worries about corporate and banking insolvencies. On balance, the region's stocks fell 6.0% in U.S.-dollar terms. Japanese stocks were down 2.5%, but losses were more severe in the region's smaller markets.

           Emerging markets were, on balance, down sharply. Asian stock markets were hurt by continued weakness in the currency values of several countries, by Japan's recession, and by a growing conviction that the region's economic troubles are far from transitory. Venezuela and Mexico, both key oil-producing nations, were hard hit by falling oil prices.

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolio could lose money.

EXTENDED MARKET PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 21, 1987-JUNE 30, 1998
----------------------------------------------------------
                EXTENDED MARKET PORTFOLIO         WILSHIRE
                                                    4500
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
----------------------------------------------------------
1987           -0.1%       0.0%       -0.1%          0.5%
1988           17.7        2.0        19.7          20.5
1989           22.1        2.0        24.1          23.9
1990          -16.4        2.4       -14.0         -13.6
1991           39.6        2.2        41.8          43.5
1992           10.9        1.6        12.5          11.9
1993           13.2        1.3        14.5          14.6
1994           -3.2        1.4        -1.8          -2.7
1995           32.2        1.6        33.8          33.5
1996           16.2        1.4        17.6          17.2
1997           25.3        1.4        26.7          25.7
1998*           9.1        0.0         9.1           9.4
----------------------------------------------------------

*Six months ended June 30, 1998.

See Financial Highlights table on page 23 for dividend and capital gains information for the past five years.

EXTENDED MARKET PORTFOLIO-INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: JULY 7, 1997-JUNE 30, 1998
----------------------------------------------------------
               EXTENDED MARKET PORTFOLIO-         WILSHIRE
                  INSTITUTIONAL SHARES              4500
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
PERIOD       RETURN      RETURN      RETURN        RETURN
----------------------------------------------------------
1997          10.5%       1.3%        11.8%        12.0%
1998*          9.1%       0.0%         9.1%         9.4%
----------------------------------------------------------

*Six months ended June 30, 1998.

See Financial Highlights table on page 24 for dividend and capital gains information since the portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
---------------------------------------------------------------------------------------------------------------
                                                                                           10 YEARS
                                       INCEPTION                                -------------------------------
                                         DATE        1 YEAR       5 YEARS       CAPITAL      INCOME       TOTAL
---------------------------------------------------------------------------------------------------------------
Extended Market Portfolio*            12/21/1987     23.42%        18.25%        13.55%       1.71%      15.26%
Extended Market Portfolio-
    Institutional Shares**             7/7/1997         --            --         20.32+       1.43+      21.75+
---------------------------------------------------------------------------------------------------------------

  *Performance figures are adjusted for the 0.25% transaction fee on purchases and the $10 annual account maintenance fee.

**Performance figures are adjusted for the 0.25% transaction fee on purchases.

 +Since inception.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolio could lose money.

MID CAPITALIZATION STOCK PORTFOLIO
TOTAL INVESTMENT RETURNS:
MAY 21, 1998-JUNE 30, 1998
----------------------------------------------------------
           MID CAPITALIZATION STOCK PORTFOLIO       S&P*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
PERIOD       RETURN      RETURN     RETURN**       RETURN
----------------------------------------------------------
1998         -1.5%        0.0%       -1.5%         -1.6%
----------------------------------------------------------

 *S&P MidCap 400 Index.

**Subscription period for the portfolio was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

MID CAPITALIZATION STOCK PORTFOLIO-
INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS:
MAY 21, 1998-JUNE 30, 1998
----------------------------------------------------------
           MID CAPITALIZATION STOCK PORTFOLIO-
                  INSTITUTIONAL SHARES              S&P*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
PERIOD       RETURN      RETURN     RETURN**       RETURN
----------------------------------------------------------
1998       -1.5%       0.0%        -1.5%        -1.6%
----------------------------------------------------------

 *S&P MidCap 400 Index.

**Subscription period for the portfolio was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

TOTAL RETURNS: PERIOD ENDED JUNE 30, 1998
----------------------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEPTION
                                                                   INCEPTION       -----------------------------------
                                                                     DATE**        CAPITAL      INCOME       TOTAL
----------------------------------------------------------------------------------------------------------------------
Mid Capitalization Stock Portfolio*                                 5/21/1998       -1.74%        0.00%      -1.74%
Mid Capitalization Stock Portfolio-Institutional Shares*            5/21/1998       -1.74         0.00       -1.74
----------------------------------------------------------------------------------------------------------------------

  *Performance figures are adjusted for the 0.25% transaction fee on purchases.

**Subscription period for the portfolio was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolio could lose money.

SMALL CAPITALIZATION STOCK PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 31, 1977-JUNE 30, 1998
-----------------------------------------------------------
                  SMALL CAPITALIZATION             RUSSELL
                     STOCK PORTFOLIO                2000
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
-----------------------------------------------------------
1978          4.4%       2.4%         6.8%          14.5%
1979         30.6        3.8         34.4           43.1
1980         42.9        1.1         44.0           38.6
1981         -2.9        0.0         -2.9            2.0
1982         43.5        2.9         46.4           24.9
1983         18.2        0.0         18.2           29.1
1984        -25.2        0.0        -25.2           -7.3
1985         21.5        1.5         23.0           31.1
1986          0.2        0.0          0.2            5.7
1987         -7.0        0.0         -7.0           -8.8
1988         24.0        0.6         24.6           24.9
1989          9.4        1.1         10.5           16.2
1990        -19.8        1.7        -18.1          -19.5
1991         43.0        2.3         45.3           46.1
1992         16.7        1.5         18.2           18.4
1993         17.4        1.3         18.7           18.9
1994         -1.9        1.4         -0.5           -1.8
1995         27.2        1.5         28.7           28.4
1996         16.6        1.5         18.1           16.5
1997         23.2        1.4         24.6           22.4
1998*         4.6        0.0          4.6            4.9
-----------------------------------------------------------

*Six months ended June 30, 1998.

See Financial Highlights table on page 25 for dividend and capital gains information for the past five years.

SMALL CAPITALIZATION STOCK PORTFOLIO-INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: JULY 7, 1997-JUNE 30, 1998
--------------------------------------------------------
               SMALL CAPITALIZATION STOCK        RUSSELL
             PORTFOLIO-INSTITUTIONAL SHARES       2000
FISCAL       CAPITAL     INCOME       TOTAL       TOTAL
PERIOD       RETURN      RETURN      RETURN      RETURN
--------------------------------------------------------
1997         10.1%       1.3%        11.4%        11.1%
1998*         4.7        0.0          4.7          4.9
--------------------------------------------------------

*Six months ended June 30, 1998.

See Financial Highlights table on page 26 for dividend and capital gains information since the portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
-------------------------------------------------------------------------------------------------------------------------
                                                                                                     10 YEARS
                                                 INCEPTION                                -------------------------------
                                                   DATE        1 YEAR       5 YEARS       CAPITAL      INCOME       TOTAL
-------------------------------------------------------------------------------------------------------------------------
Small Capitalization Stock Portfolio*            10/3/1960     16.27%       16.87%        12.23%        1.35%      13.58%
Small Capitalization Stock Portfolio-
    Institutional Shares**                        7/7/1997        --           --         14.68+        1.37+      16.05+
-------------------------------------------------------------------------------------------------------------------------

  *Performance figures are adjusted for the 0.5% transaction fee on purchases and the $10 annual account maintenance fee.

 **Performance figures are adjusted for the 0.5% transaction fee on purchases.

  +Since inception.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolio could lose money.

SMALL CAPITALIZATION GROWTH STOCK PORTFOLIO
TOTAL INVESTMENT RETURNS:
MAY 21, 1998-JUNE 30, 1998
---------------------------------------------------------
              SMALL CAPITALIZATION GROWTH
                     STOCK PORTFOLIO                S&P*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
PERIOD       RETURN      RETURN     RETURN**       RETURN
---------------------------------------------------------
1998         -2.7%        0.0%       -2.7%          -2.4%
---------------------------------------------------------

 *S&P SmallCap 600/BARRA Growth Index.

**Subscription period for the portfolio was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

TOTAL RETURN: PERIOD ENDED JUNE 30, 1998
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  SINCE INCEPTION
                                                                          INCEPTION       -------------------------------
                                                                            DATE**        CAPITAL      INCOME       TOTAL
-------------------------------------------------------------------------------------------------------------------------
Small Capitalization Growth Stock Portfolio*                               5/21/1998      -3.66%       0.00%       -3.66%
-------------------------------------------------------------------------------------------------------------------------

  *Performance figures are adjusted for the 1% transaction fee on purchases.

**Subscription period for the portfolio was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolio could lose money.

SMALL CAPITALIZATION VALUE STOCK PORTFOLIO
TOTAL INVESTMENT RETURNS:
MAY 21, 1998-JUNE 30, 1998
---------------------------------------------------------
               SMALL CAPITALIZATION VALUE
                     STOCK PORTFOLIO                S&P*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
PERIOD       RETURN      RETURN     RETURN**       RETURN
---------------------------------------------------------
1998          -2.1%      0.00%       -2.1%          -2.1%
---------------------------------------------------------


 *S&P SmallCap 600/BARRA Value Index.

**Subscription period for the portfolio was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

TOTAL RETURN: PERIOD ENDED JUNE 30, 1998
-------------------------------------------------------------------------------------------------------
                                                                                SINCE INCEPTION
                                                        INCEPTION       -------------------------------
                                                          DATE**        CAPITAL      INCOME       TOTAL
-------------------------------------------------------------------------------------------------------
Small Capitalization Value Stock Portfolio*              5/21/1998       -3.07%       0.00%      -3.07%
-------------------------------------------------------------------------------------------------------

  *Performance figures are adjusted for the 1% transaction fee on purchases.

**Subscription period for the portfolio was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

PORTFOLIO PROFILE
Extended Market Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 13.

PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------
                                  EXTENDED        WILSHIRE
                                   MARKET           4500
--------------------------------------------------------------
Number of Stocks                     2,254           6,906
Median Market Cap                    $1.8B           $1.8B
Price/Earnings Ratio                 23.1x           23.1x
Price/Book Ratio                      2.9x            2.9x
Yield                                 1.1%            1.1%
Yield--Institutional Shares           1.2%            1.1%
Return on Equity                     14.5%           14.5%
Earnings Growth Rate                 18.2%           18.2%
Foreign Holdings                      1.3%            1.3%
Turnover Rate                         20%*              --
Expense Ratio                       0.23%*              --
Expense Ratio--
  Institutional Shares              0.10%*              --
Cash Reserves                         0.0%              --

*Annualized.

INVESTMENT FOCUS
-------------------------------------------------------
[GRAPH]

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Berkshire Hathaway Class A                         3.0%
Carnival Corp.                                     0.7
America Online, Inc.                               0.7
Electronic Data Systems Corp.                      0.6
Safeway, Inc.                                      0.6
The Equitable Cos.                                 0.5
Coca-Cola Enterprises, Inc.                        0.5
Cox Communications Class A                         0.4
Qwest Communications International Inc.            0.4
Republic Industries, Inc.                          0.3
-------------------------------------------------------
Top Ten                                            7.7%

VOLATILITY MEASURES
--------------------------------------------------
                          EXTENDED
                            MARKET         S&P 500
--------------------------------------------------
R-Squared                     0.56            1.00
Beta                          0.84            1.00

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
---------------------------------------------------------------------------------------------------
                                            JUNE 30, 1997                   JUNE 30, 1998
                                          ---------------------------------------------------------
                                              EXTENDED             EXTENDED               WILSHIRE
                                               MARKET               MARKET                  4500
                                          ---------------------------------------------------------
Auto & Transportation                           3.1%                 3.2%                    3.2%
Consumer Discretionary                         17.0                 19.4                    19.4
Consumer Staples                                3.9                  4.0                     4.0
Financial Services                             25.5                 22.5                    22.5
Health Care                                     9.0                  8.2                     8.2
Integrated Oils                                 0.8                  0.4                     0.4
Other Energy                                    4.5                  4.0                     4.0
Materials & Processing                          8.2                  7.2                     7.2
Producer Durables                               7.3                  6.0                     6.0
Technology                                     11.9                 12.8                    12.8
Utilities                                       7.3                  7.8                     7.8
Other                                           1.5                  4.5                     4.5
---------------------------------------------------------------------------------------------------

BETA. A measure of the magnitude of a portfolio's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a portfolio with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a portfolio's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.

EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a portfolio.

EXPENSE RATIO. The percentage of a portfolio's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

FOREIGN HOLDINGS. The percentage of a portfolio's net assets represented by stocks or American Depositary Receipts of companies based outside the United States.

INVESTMENT FOCUS. This grid indicates the focus of a portfolio in terms of two attributes: market capitalization (large, medium, or small) and relative valuation (growth, value, or a blend).

MEDIAN MARKET CAP. An indicator of the size of companies in which a portfolio invests; the midpoint of market capitalization (market price x shares outstanding) of a portfolio's stocks, weighted by the proportion of the portfolio's assets invested in each stock. Stocks representing half of the portfolio's assets have market capitalizations above the median, and the rest are below it.

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a portfolio, the weighted average price/book ratio of the stocks it holds.

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a portfolio, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.

R-SQUARED. A measure of how much of a portfolio's past returns can be explained by the returns from the overall market (or its benchmark index). If a portfolio's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a portfolio's returns bore no relationship to the market's returns, its R-squared would be 0.

RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a portfolio, the weighted average return on equity for the companies whose stocks it holds.

SECTOR DIVERSIFICATION. The percentages of a portfolio's common stocks that come from each of the major industry groups that compose the stock market.

TEN LARGEST HOLDINGS. The percentage of net assets invested in a portfolio's ten largest holdings. (The average for stock mutual funds is about 30%.) As this percentage rises, returns are likely to be more volatile because they are more dependent on the returns of a few stocks.

TURNOVER RATE. An indication of trading activity during the period. Portfolios with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).

YIELD. A snapshot of a portfolio's income from interest and dividends. The yield, expressed as a percentage of the portfolio's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

PORTFOLIO PROFILE
Mid Capitalization Stock Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 13.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------
                                       MID             S&P
                            CAPITALIZATION      MIDCAP 400
----------------------------------------------------------
Number of Stocks                       402             400
Median Market Cap                    $3.3B           $3.3B
Price/Earnings Ratio                 23.2x           23.2x
Price/Book Ratio                      3.2x            3.2x
Yield                                 1.0%            1.1%
Yield--Institutional Shares           1.1%            1.1%
Return on Equity                     16.4%           16.4%
Earnings Growth Rate                 17.3%           17.3%
Foreign Holdings                      0.1%            0.1%
Turnover Rate                          15%              --
Expense Ratio                       0.24%*              --
Expense Ratio--
  Institutional Shares              0.12%*              --
Cash Reserves                         0.1%              --

*Annualized.

INVESTMENT FOCUS
-------------------------------------------------------
[GRAPH]

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
America Online, Inc.                               2.4%
Coca-Cola Enterprises, Inc.                        1.6
USA Waste Service                                  1.1
BMC Software, Inc.                                 1.1
AES Corp.                                          1.0
Compuware Corp.                                    1.0
Kohls Corp.                                        0.9
Staples, Inc.                                      0.9
AFLAC, Inc.                                        0.8
McKesson Corp.                                     0.8
-------------------------------------------------------
Top Ten                                           11.6%


SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
---------------------------------------------------------------------------------
                                                        JUNE 30, 1998
                                          ---------------------------------------
                                                MID                    S&P MIDCAP
                                          CAPITALIZATION                   400
                                          ---------------------------------------
Auto & Transportation                          3.1%                        3.2%
Consumer Discretionary                        20.2                        20.1
Consumer Staples                               5.5                         5.4
Financial Services                            15.9                        17.2
Health Care                                    9.0                         8.9
Integrated Oils                                0.6                         0.7
Other Energy                                   6.5                         6.3
Materials & Processing                         8.0                         7.6
Producer Durables                              5.9                         5.7
Technology                                    11.0                        10.8
Utilities                                     12.3                        12.2
Other                                          2.0                         1.9
---------------------------------------------------------------------------------

PORTFOLIO PROFILE
Small Capitalization Stock Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 13.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------
                                     SMALL         RUSSELL
                            CAPITALIZATION            2000
----------------------------------------------------------
Number of Stocks                     1,856           2,000
Median Market Cap                    $0.8B           $0.7B
Price/Earnings Ratio                 19.9x           20.2x
Price/Book Ratio                      2.6x            2.7x
Yield                                 1.3%            1.2%
Yield--Institutional Shares           1.4%            1.2%
Return on Equity                     14.1%           14.1%
Earnings Growth Rate                 15.7%           15.8%
Foreign Holdings                      0.0%            0.0%
Turnover Rate                         46%*              --
Expense Ratio                       0.24%*              --
Expense Ratio--
  Institutional Shares              0.12%*              --
Cash Reserves                         0.0%              --

*Annualized.

INVESTMENT FOCUS
-------------------------------------------------------
[GRAPH]

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Reinsurance Group of America, Inc.                 0.2%
Avalon Bay Communities                             0.2
Fingerhut Co.                                      0.2
NTL Inc.                                           0.2
Interstate Energy Corp.                            0.2
AmeriSource Health Corp.                           0.2
ICG Communications, Inc.                           0.2
Idaho Power Co.                                    0.2
HSB Group Inc.                                     0.2
Camden Property Trust REIT                         0.2
-------------------------------------------------------
Top Ten                                            2.0%


VOLATILITY MEASURES
----------------------------------------------------------
                                     SMALL
                            CAPITALIZATION         S&P 500
----------------------------------------------------------
R-Squared                             0.42            1.00
Beta                                  0.79            1.00

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
---------------------------------------------------------------------------------------------------
                                            JUNE 30, 1997                   JUNE 30, 1998
                                           --------------------------------------------------------
                                                SMALL                  SMALL                RUSSELL
                                           CAPITALIZATION         CAPITALIZATION             2000
                                           --------------------------------------------------------
Auto & Transportation                           4.0%                   4.6%                   4.4%
Consumer Discretionary                         16.7                   17.9                   17.7
Consumer Staples                                3.2                    2.8                    2.6
Financial Services                             23.4                   24.4                   25.3
Health Care                                     9.8                    8.8                    9.4
Integrated Oils                                 0.8                    0.6                    0.4
Other Energy                                    3.3                    3.1                    3.0
Materials & Processing                         10.3                    9.7                    9.3
Producer Durables                               8.5                    7.3                    7.1
Technology                                     11.4                   12.2                   11.9
Utilities                                       6.5                    7.0                    7.6
Other                                           2.1                    1.6                    1.3
---------------------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Small Capitalization Growth Stock Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 13.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------
                                     SMALL
                            CAPITALIZATION         RUSSELL
                                    GROWTH            2000
----------------------------------------------------------
Number of Stocks                       219           2,000
Median Market Cap                    $1.1B           $0.7B
Price/Earnings Ratio                 24.2x           20.2x
Price/Book Ratio                      4.8x            2.7x
Yield                                 0.3%            1.2%
Return on Equity                     18.8%           14.1%
Earnings Growth Rate                 21.5%           15.8%
Foreign Holdings                      0.7%            0.0%
Turnover Rate                          35%              --
Expense Ratio                       0.24%*              --
Cash Reserves                         0.0%              --

*Annualized.

INVESTMENT FOCUS
-------------------------------------------------------
[GRAPH]

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
DEKALB Genetics Corp. Class B                      1.7%
First Commercial Corp.                             1.4
American Bankers Insurance Group                   1.3
Lincare Holdings, Inc.                             1.3
PLATINUM technology, Inc.                          1.2
Vitesse Semiconductor Corp.                        1.2
Safeskin Corp.                                     1.2
Sovereign Bancorp, Inc.                            1.2
CCB Financial Corp.                                1.2
Ross Stores, Inc.                                  1.1
-------------------------------------------------------
Top Ten                                           12.8%


SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
--------------------------------------------------------------------------------------
                                                               JUNE 30, 1998
                                           -------------------------------------------
                                           SMALL CAPITALIZATION                RUSSELL
                                                  GROWTH                        2000
                                           -------------------------------------------
Auto & Transportation                              5.3%                          4.4%
Consumer Discretionary                            18.8                          17.7
Consumer Staples                                   2.4                           2.6
Financial Services                                21.5                          25.3
Health Care                                       15.9                           9.4
Integrated Oils                                    0.5                           0.4
Other Energy                                       1.0                           3.0
Materials & Processing                             8.9                           9.3
Producer Durables                                  9.3                           7.1
Technology                                        15.3                          11.9
Utilities                                          0.5                           7.6
Other                                              0.6                           1.3
--------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Small Capitalization Value Stock Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 13.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------
                                     SMALL
                            CAPITALIZATION         RUSSELL
                                     VALUE            2000
----------------------------------------------------------
Number of Stocks                       383           2,000
Median Market Cap                    $0.7B           $0.7B
Price/Earnings Ratio                 17.7x           20.2x
Price/Book Ratio                      2.0x            2.7x
Yield                                 0.8%            1.2%
Return on Equity                     12.8%           14.1%
Earnings Growth Rate                 11.9%           15.8%
Foreign Holdings                      0.1%            0.0%
Turnover Rate                          33%              --
Expense Ratio                       0.24%*              --
Cash Reserves                         0.0%              --

*Annualized.

INVESTMENT FOCUS
-------------------------------------------------------
[GRAPH]

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------
Protective Life Corp.                              1.2%
Keystone Financial, Inc.                           1.0
Universal Health Services Class B                  1.0
Fremont General Corp.                              1.0
Integrated Health Services, Inc.                   0.9
Orion Capital Corp.                                0.8
Interim Services, Inc.                             0.8
Allied Group, Inc.                                 0.8
Astoria Financial Corp.                            0.8
Life Re Corp.                                      0.8
-------------------------------------------------------
Top Ten                                            9.1%


SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
----------------------------------------------------------------------------
                                                       JUNE 30, 1998
                                      --------------------------------------
                                      SMALL CAPITALIZATION           RUSSELL
                                              VALUE                   2000
----------------------------------------------------------------------------
Auto & Transportation                          7.1%                    4.4%
Consumer Discretionary                        20.5                    17.7
Consumer Staples                               4.2                     2.6
Financial Services                            17.4                    25.3
Health Care                                    8.1                     9.4
Integrated Oils                                0.4                     0.4
Other Energy                                   5.4                     3.0
Materials & Processing                        12.9                     9.3
Producer Durables                              6.5                     7.1
Technology                                     8.2                    11.9
Utilities                                      8.2                     7.6
Other                                          1.1                     1.3
----------------------------------------------------------------------------

FINANCIAL STATEMENTS
June 30, 1998 (unaudited)

The Statements of Net Assets--integral parts of the Financial Statements for the Extended Market, Mid Capitalization Stock, Small Capitalization Stock, Small Capitalization Growth Stock, and Small Capitalization Value Stock Portfolios of Vanguard Index Trust--are included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each portfolio during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a portfolio invested in futures contracts during the period, the results of these investments are shown separately.

------------------------------------------------------------------------------------------------------------------------
                                                                                                   MID             SMALL
                                                                           EXTENDED     CAPITALIZATION    CAPITALIZATION
                                                                             MARKET              STOCK             STOCK
                                                                          PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                                      --------------------------------------------------
                                                                         SIX MONTHS                           SIX MONTHS
                                                                              ENDED        APR. 20* TO             ENDED
                                                                      JUN. 30, 1998      JUN. 30, 1998     JUN. 30, 1998
                                                                      --------------------------------------------------
                                                                              (000)              (000)             (000)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Dividends                                                            $  18,877          $    119          $  19,397
    Interest                                                                 5,018               106              4,250
                                                                         -----------------------------------------------
        Total Income                                                        23,895               225             23,647
                                                                         -----------------------------------------------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                                            34                --                 51
        Management and Administrative                                        1,302                10              1,278
        Shareholder Account Maintenance--Investor Shares                     1,623                17              1,611
        Shareholder Account Maintenance--Institutional Shares                    1                --                 14
        Marketing and Distribution--Investor Shares                            410                --                436
        Marketing and Distribution--Institutional Shares                        52                --                 16
    Custodian Fees                                                              75                --                 34
    Auditing Fees                                                                5                --                  5
    Shareholders' Reports--Investor Shares                                      46                --                 54
    Shareholders' Reports--Institutional Shares                                 --                --                 --
    Annual Meeting and Proxy Costs--Investor Shares                              9                --                 10
    Annual Meeting and Proxy Costs--Institutional Shares                        --                --                 --
    Trustees' Fees and Expenses                                                  3                --                  3
                                                                           ---------------------------------------------
        Total Expenses                                                       3,560                27              3,512
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       20,335               198             20,135
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                                             129,469              (145)           140,940
    Futures Contracts                                                        5,509               373              2,079
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                   134,978               228            143,019
------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                  126,148            (1,561)           (38,762)
    Futures Contracts                                                        2,339                --               (374)
------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                           128,487            (1,561)           (39,136)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                                       $283,800           $(1,135)          $124,018
========================================================================================================================

*Commencement of operations.

------------------------------------------------------------------------------------------------------
                                                                                SMALL            SMALL
                                                                       CAPITALIZATION   CAPITALIZATION
                                                                         GROWTH STOCK      VALUE STOCK
                                                                            PORTFOLIO        PORTFOLIO
                                                                       -------------------------------
                                                                                    APR. 20* TO
                                                                                   JUN. 30, 1998
                                                                       -------------------------------
                                                                                (000)            (000)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Dividends                                                                  $  41            $  90
    Interest                                                                      64               88
                                                                       -------------------------------
        Total Income                                                             105              178
                                                                       -------------------------------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                                              --               --
        Management and Administrative                                              6                8
        Shareholder Account Maintenance--Investor Shares                          11               15
        Shareholder Account Maintenance--Institutional Shares                     --               --
        Marketing and Distribution--Investor Shares                               --               --
        Marketing and Distribution--Institutional Shares                          --               --
    Custodian Fees                                                                --               --
    Auditing Fees                                                                 --               --
    Shareholders' Reports--Investor Shares                                        --               --
    Shareholders' Reports--Institutional Shares                                   --               --
    Annual Meeting and Proxy Costs--Investor Shares                               --               --
    Annual Meeting and Proxy Costs--Institutional Shares                          --               --
    Trustees' Fees and Expenses                                                   --               --
                                                                       -------------------------------
        Total Expenses                                                            17               23
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                             88              155
------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities Sold                                                (1,059)            (204)
    Futures Contracts                                                            196              162
------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                        (863)             (42)
------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                       (693)          (1,559)
    Futures Contracts                                                             --               --
------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                (693)          (1,559)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $(1,468)         $(1,446)
======================================================================================================

*Commencement of operations.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the portfolio's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the portfolio, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement. Distributions, Capital Share Transactions, and Shares Issued and Redeemed are shown separately for each class of shares.

------------------------------------------------------------------------------------------------------------
                                                             EXTENDED MARKET              MID CAPITALIZATION
                                                                PORTFOLIO                    STOCK PORTFOLIO
                                                  ----------------------------------------------------------
                                                     SIX MONTHS                YEAR
                                                          ENDED               ENDED          APR. 20* TO
                                                  JUN. 30, 1998       DEC. 31, 1997        JUN. 30, 1998
                                                          (000)               (000)                (000)
------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                20,335              33,818                  198
    Realized Net Gain (Loss)                            134,978             194,324                  228
    Change in Unrealized Appreciation (Depreciation)    128,487             379,945               (1,561)
                                                     -------------------------------------------------------
        Net Increase (Decrease) in Net Assets
            Resulting from Operations                   283,800             608,087               (1,135)
                                                     -------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income
        Investor Shares                                      --             (30,699)                  --
        Institutional Shares                                 --              (3,960)                  --
    Realized Capital Gain
        Investor Shares                                  30,661)           (162,387)                  --
        Institutional Shares                             (5,771)            (16,436)                  --
                                                     -------------------------------------------------------
            Total Distributions                         (36,432)           (213,482)                  --
                                                     -------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
    Issued                                              307,512             760,022              109,158
    Issued in Lieu of Cash Distributions                 28,458             178,435                   --
    Redeemed                                           (310,079)           (709,687)                (853)
                                                     -------------------------------------------------------
        Net Increase--Investor Shares                    25,891             228,770              108,305
                                                     -------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
    Issued                                              180,537             414,169               10,009
    Issued in Lieu of Cash Distributions                  5,212              16,714                   --
    Redeemed                                           (122,573)            (15,617)                  --
                                                     -------------------------------------------------------
        Net Increase--Institutional Shares               63,176             415,266               10,009
------------------------------------------------------------------------------------------------------------
    Total Increase                                      336,435           1,038,641              117,179
------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                               3,137,479           2,098,838                   --
                                                     -------------------------------------------------------
    End of Period                                    $3,473,914          $3,137,479             $117,179
============================================================================================================

(1) Shares Issued (Redeemed)--Investor Shares
    Issued                                                9,415              26,118               10,943
    Issued in Lieu of Cash Distributions                    842               6,168                   --
    Redeemed                                             (9,569)            (23,876)                 (88)
                                                     -------------------------------------------------------
        Net Increase in Shares Outstanding                  688               8,410               10,855
============================================================================================================

(2) Shares Issued (Redeemed)--Institutional Shares
    Issued                                                5,488              13,413                  997
    Issued in Lieu of Cash Distributions                    154                 563                   --
    Redeemed                                             (3,730)               (494)                  --
                                                     -------------------------------------------------------
        Net Increase in Shares Outstanding                1,912              13,482                  997
============================================================================================================

*Commencement of operations.

-----------------------------------------------------------------------------------------------------------------
                                                          SMALL CAPITALIZATION               SMALL CAPITALIZATION
                                                            STOCK PORTFOLIO                GROWTH STOCK PORTFOLIO
                                                  ---------------------------------        ----------------------
                                                     SIX MONTHS                YEAR
                                                          ENDED               ENDED             APR. 20* TO
                                                  JUN. 30, 1998       DEC. 31, 1997           JUN. 30, 1998
                                                          (000)               (000)                    (000)
-----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                20,135              30,776                      88
    Realized Net Gain (Loss)                            143,019             135,764                    (863)
    Change in Unrealized Appreciation (Depreciation)    (39,136)            300,788                    (693)
                                                     ------------------------------------------------------------
        Net Increase (Decrease) in Net Assets
            Resulting from Operations                   124,018             467,328                  (1,468)
                                                     ------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income
        Investor Shares                                      --             (29,087)                     --
        Institutional Shares                                 --              (1,576)                     --
    Realized Capital Gain
        Investor Shares                                 (19,379)           (117,255)                     --
        Institutional Shares                             (1,445)             (5,745)                     --
                                                     ------------------------------------------------------------
            Total Distributions                         (20,824)           (153,663)                     --
                                                     ------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
    Issued                                              473,839           1,116,438                  65,946
    Issued in Lieu of Cash Distributions                 18,033             134,803                      --
    Redeemed                                           (328,651)           (624,747)                   (893)
                                                     ------------------------------------------------------------
        Net Increase--Investor Shares                   163,221             626,494                  65,053
                                                     ------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
    Issued                                               67,778             153,934                      --
    Issued in Lieu of Cash Distributions                  1,178               6,664                      --
    Redeemed                                             (2,604)            (24,817)                     --
                                                     ------------------------------------------------------------
        Net Increase--Institutional Shares               66,352             135,781                      --
-----------------------------------------------------------------------------------------------------------------
    Total Increase                                      332,767           1,075,940                  63,585
-----------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                               2,789,294           1,713,354                      --
                                                     ------------------------------------------------------------
    End of Period                                    $3,122,061          $2,789,294                 $63,585
=================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
    Issued                                               18,925              48,530                   6,602
    Issued in Lieu of Cash Distributions                    699               5,919                      --
    Redeemed                                            (13,284)            (27,476)                    (94)
                                                     ------------------------------------------------------------
        Net Increase in Shares Outstanding                6,340              26,973                   6,508
=================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
    Issued                                                2,766               6,462                      --
    Issued in Lieu of Cash Distributions                     46                 291                      --
    Redeemed                                               (104)               (991)                     --
                                                     ------------------------------------------------------------
        Net Increase in Shares Outstanding                2,708               5,762                      --
=================================================================================================================

*Commencement of operations.

STATEMENT OF CHANGES IN NET ASSETS (continued)
---------------------------------------------------------------------------------------------------------------------
                                                                                                 SMALL CAPITALIZATION
                                                                                                VALUE STOCK PORTFOLIO
                                                                                                ---------------------
                                                                                                     APR. 20* TO
                                                                                                   JUN. 30, 1998
                                                                                                           (000)
---------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                                                                   155
    Realized Net Gain (Loss)                                                                                (42)
    Change in Unrealized Appreciation (Depreciation)                                                     (1,559)
                                                                                                ---------------------
        Net Increase (Decrease) in Net Assets Resulting from Operations                                  (1,446)
                                                                                                ---------------------

DISTRIBUTIONS
    Net Investment Income
        Investor Shares                                                                                      --
        Institutional Shares                                                                                 --
    Realized Capital Gain
        Investor Shares                                                                                      --
                                                                                                ---------------------

        Institutional Shares                                                                                 --
                                                                                                ---------------------
            Total Distributions                                                                              --
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
    Issued                                                                                               94,445
    Issued in Lieu of Cash Distributions                                                                     --
    Redeemed                                                                                               (993)
                                                                                                ---------------------
        Net Increase--Investor Shares                                                                    93,452
                                                                                                ---------------------

CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
    Issued                                                                                                   --
    Issued in Lieu of Cash Distributions                                                                     --
    Redeemed                                                                                                 --
                                                                                                ---------------------
        Net Increase--Institutional Shares                                                                   --
---------------------------------------------------------------------------------------------------------------------
    Total Increase                                                                                       92,006
---------------------------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                                                                      --
                                                                                                ---------------------
    End of Period                                                                                       $92,006
=====================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
    Issued                                                                                                9,451
    Issued in Lieu of Cash Distributions                                                                     --
    Redeemed                                                                                               (104)
                                                                                                ---------------------
        Net Increase in Shares Outstanding                                                                9,347
=====================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
    Issued                                                                                                   --
    Issued in Lieu of Cash Distributions                                                                     --
    Redeemed
                                                                                                ---------------------
        Net Increase in Shares Outstanding                                                                   --
=====================================================================================================================

*Commencement of operations.

FINANCIAL HIGHLIGHTS

This table summarizes each portfolio's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the portfolio's total return; how much it costs to operate the portfolio; and the extent to which the portfolio tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the portfolio for one year.

-------------------------------------------------------------------------------------------------------------------------
                                                                       EXTENDED MARKET PORTFOLIO-INVESTOR SHARES
FOR A SHARE OUTSTANDING                                                         YEAR ENDED DECEMBER 31,
                                        SIX MONTHS ENDED        ---------------------------------------------------------
THROUGHOUT EACH PERIOD                     JUNE 30, 1998        1997         1996         1995         1994         1993
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $30.76      $26.20       $24.07       $18.52       $19.43       $17.35
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                            .19        .351          .34          .30          .28          .23
    Net Realized and Unrealized Gain (Loss)
        on Investments                              2.61       6.479         3.85         5.95         (.62)        2.28
                                                 ------------------------------------------------------------------------
        Total from Investment Operations            2.80       6.830         4.19         6.25         (.34)        2.51
                                                 ------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income              --       (.360)        (.34)        (.30)        (.28)        (.23)
    Distributions from Realized Capital Gains       (.35)     (1.910)       (1.72)        (.40)        (.29)        (.20)
                                                 ------------------------------------------------------------------------
        Total Distributions                         (.35)     (2.270)       (2.06)        (.70)        (.57)        (.43)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $33.21      $30.76       $26.20       $24.07       $18.52       $19.43
=========================================================================================================================

TOTAL RETURN*                                      9.08%      26.73%       17.65%       33.80%       -1.76%       14.49%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)          $2,962      $2,723       $2,099       $1,523         $967         $928
    Ratio of Total Expenses to
        Average Net Assets                        0.23%+       0.23%        0.25%        0.25%        0.20%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                        1.18%+       1.30%        1.42%        1.51%        1.51%        1.48%
    Portfolio Turnover Rate                         20%+       15%**          22%          15%          19%          13%
-------------------------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect transaction fees on purchases (0.25% after October 31, 1997; 0.5% in 1995 through October 31, 1997; 1.0% in 1993 through
  1994) or the annual account maintenance fee of $10.

**Portfolio turnover rate excluding in-kind redemptions was 14%.

 +Annualized.

-------------------------------------------------------------------------------------------------------------------------
                                                                          EXTENDED MARKET PORTFOLIO-INSTITUTIONAL SHARES
                                                                                      SIX MONTHS ENDED        JUL. 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                           JUNE 30, 1998     DEC. 31, 1997
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $30.76            $29.28
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                                          .21              .200
    Net Realized and Unrealized Gain (Loss) on Investments                                        2.61             3.191
                                                                                               --------------------------
        Total from Investment Operations                                                          2.82             3.391
                                                                                               --------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                                            --             (.371)
    Distributions from Realized Capital Gains                                                     (.35)           (1.540)
                                                                                               --------------------------
        Total Distributions                                                                       (.35)           (1.911)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                  $33.23            $30.76
=========================================================================================================================

TOTAL RETURN**                                                                                   9.15%            11.82%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                                          $511              $415
    Ratio of Total Expenses to Average Net Assets                                               0.10%+            0.10%+
    Ratio of Net Investment Income to Average Net Assets                                        1.31%+            1.43%+
    Portfolio Turnover Rate                                                                       20%+             15%++
-------------------------------------------------------------------------------------------------------------------------

 *Inception.

**Total return does not reflect transaction fees on purchases (0.25% after October 31, 1997; 0.5% from inception through October 31, 1997).

 +Annualized.

++Portfolio turnover rate excluding in-kind redemptions was 14%.

------------------------------------------------------------------------------------------------------------------------
                                                                      MID CAPITALIZATION STOCK PORTFOLIO-INVESTOR SHARES
                                                                                                             APR. 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                              JUN. 30, 1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                              $10.00
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                                                            .02
    Net Realized and Unrealized Gain (Loss) on Investments                                                          (.13)
                                                                                                                 -------
        Total from Investment Operations                                                                            (.11)
                                                                                                                 -------

DISTRIBUTIONS
    Dividends from Net Investment Income                                                                              --
    Distributions from Realized Capital Gains                                                                         --
                                                                                                                 -------
        Total Distributions                                                                                           --
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                   $  9.89
========================================================================================================================

TOTAL RETURN**                                                                                                    -1.49%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                                                            $107
    Ratio of Total Expenses to Average Net Assets                                                                 0.24%+
    Ratio of Net Investment Income to Average Net Assets                                                          1.61%+
    Portfolio Turnover Rate                                                                                          15%
------------------------------------------------------------------------------------------------------------------------

 *Subscription period for the portfolio was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

**Total return does not reflect the 0.25% transaction fee on purchases.

 +Annualized.

------------------------------------------------------------------------------------------------------------------------
                                                                 MID CAPITALIZATION STOCK PORTFOLIO-INSTITUTIONAL SHARES
                                                                                                              MAY 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                              JUN. 30, 1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                              $10.03
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                                                            .02
    Net Realized and Unrealized Gain (Loss) on Investments                                                          (.16)
                                                                                                           -------------
        Total from Investment Operations                                                                            (.14)
DISTRIBUTIONS
    Dividends from Net Investment Income                                                                              --
    Distributions from Realized Capital Gains                                                                         --
                                                                                                           -------------
        Total Distributions                                                                                           --
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                   $  9.89
========================================================================================================================

TOTAL RETURN**                                                                                                    -1.49%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                                                             $10
    Ratio of Total Expenses to Average Net Assets                                                                 0.12%+
    Ratio of Net Investment Income to Average Net Assets                                                          1.74%+
    Portfolio Turnover Rate                                                                                          15%
------------------------------------------------------------------------------------------------------------------------

 *Initial share purchase date. Subscription period for the portfolio was April
  20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

**Total return does not reflect the 0.25% transaction fee on purchases.

 +Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                               SMALL CAPITALIZATION STOCK PORTFOLIO-INVESTOR SHARES
FOR A SHARE OUTSTANDING                                   YEAR ENDED DECEMBER 31,
                                SIX MONTHS ENDED    ---------------------------------    FEB. 1* TO OCT. 1, 1993, TO     YEAR ENDED
THROUGHOUT EACH PERIOD             JUNE 30, 1998      1997         1996         1995   DEC. 31, 1994   JAN. 31, 1994  SEP. 30, 1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $23.75    $20.23       $18.61       $14.99          $16.24          $16.23         $12.63
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                    .16      .277          .26          .24             .20             .05            .20
    Net Realized and Unrealized
        Gain (Loss) on Investments           .94     4.632         3.07         4.06            (.86)            .96           3.73
                                          -----------------------------------------------------------------------------------------
        Total from Investment
            Operations                      1.10     4.909         3.33         4.30            (.66)           1.01           3.93
                                          -----------------------------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net
        Investment Income                     --     (.274)        (.27)        (.23)           (.22)           (.18)          (.18)
    Distributions from Realized
        Capital Gains                       (.17)   (1.115)       (1.44)        (.45)           (.37)           (.82)          (.15)
                                          -----------------------------------------------------------------------------------------
        Total Distributions                 (.17)   (1.389)       (1.71)        (.68)           (.59)          (1.00)          (.33)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $24.68    $23.75       $20.23       $18.61          $14.99          $16.24         $16.23
===================================================================================================================================

TOTAL RETURN**                             4.60%    24.59%       18.12%       28.74%          -4.00%           6.65%         31.60%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)  $2,913    $2,652       $1,713         $971            $605            $533           $432
    Ratio of Total Expenses to
        Average Net Assets                0.24%+     0.23%        0.25%        0.25%          0.17%+          0.18%+          0.18%
    Ratio of Net Investment Income to
        Average Net Assets                1.32%+     1.38%        1.51%        1.58%          1.50%+          1.16%+          1.47%
    Portfolio Turnover Rate                 46%+       29%          28%          28%             25%              5%            26%
-----------------------------------------------------------------------------------------------------------------------------------

 *Date of reorganization of Vanguard Small Capitalization Stock Fund into
  Vanguard Index Trust-Small Capitalization Stock Portfolio.

**Total return figures do not reflect transaction fees on purchases (0.5% after 1996, 1.0% in 1993 through 1996) or the annual account maintenance fee of $10.

 +Annualized.

------------------------------------------------------------------------------------------------------------------------
                                                               SMALL CAPITALIZATION STOCK PORTFOLIO-INSTITUTIONAL SHARES
                                                                                          SIX MONTHS ENDED    JUL. 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                           JUNE 30, 1998     DEC. 31, 1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                            $23.75            $22.56
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                                          .18              .158
    Net Realized and Unrealized Gain (Loss) on Investments                                         .94             2.370
                                                                                               -------------------------
        Total from Investment Operations                                                          1.12             2.528
                                                                                               -------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income                                                            --             (.288)
    Distributions from Realized Capital Gains                                                     (.17)           (1.050)
                                                                                               -------------------------
        Total Distributions                                                                       (.17)           (1.338)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                  $24.70            $23.75
========================================================================================================================

TOTAL RETURN**                                                                                   4.69%             11.42%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                                          $209              $137
    Ratio of Total Expenses to Average Net Assets                                               0.12%+            0.12%+
    Ratio of Net Investment Income to Average Net Assets                                        1.46%+            1.52%+
    Portfolio Turnover Rate                                                                       46%+               29%
------------------------------------------------------------------------------------------------------------------------

 *Inception.

**Total return figures do not reflect the 0.5% transaction fee on purchases.

 +Annualized.

------------------------------------------------------------------------------------------------------------------------
                                                             SMALL CAPITALIZATION GROWTH STOCK PORTFOLIO-INVESTOR SHARES
                                                                                                             APR. 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                              JUN. 30, 1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                              $10.00
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                                                            .01
    Net Realized and Unrealized Gain (Loss) on Investments                                                          (.24)
                                                                                                                 -------
        Total from Investment Operations                                                                            (.23)
DISTRIBUTIONS
    Dividends from Net Investment Income                                                                              --
    Distributions from Realized Capital Gains                                                                         --
                                                                                                                 -------
        Total Distributions                                                                                           --
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                   $  9.77
========================================================================================================================

TOTAL RETURN**                                                                                                    -2.69%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                                                             $64
    Ratio of Total Expenses to Average Net Assets                                                                 0.24%+
    Ratio of Net Investment Income to Average Net Assets                                                          1.26%+
    Portfolio Turnover Rate                                                                                          35%
------------------------------------------------------------------------------------------------------------------------

 *Subscription period for the portfolio was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

**Total return does not reflect the 1.0% transaction fee on purchases.

 +Annualized.

------------------------------------------------------------------------------------------------------------------------
                                                              SMALL CAPITALIZATION VALUE STOCK PORTFOLIO-INVESTOR SHARES
                                                                                                             APR. 20* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                              JUN. 30, 1998
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                              $10.00
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                                                                                            .02
    Net Realized and Unrealized Gain (Loss) on Investments                                                          (.18)
                                                                                                                  ------
        Total from Investment Operations                                                                            (.16)
                                                                                                                  ------
DISTRIBUTIONS
    Dividends from Net Investment Income                                                                              --
    Distributions from Realized Capital Gains                                                                         --
                                                                                                                  ------
        Total Distributions                                                                                           --
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                   $  9.84
========================================================================================================================

TOTAL RETURN**                                                                                                    -2.09%
========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)                                                                             $92
    Ratio of Total Expenses to Average Net Assets                                                                 0.24%+
    Ratio of Net Investment Income to Average Net Assets                                                          1.57%+
    Portfolio Turnover Rate                                                                                          33%
------------------------------------------------------------------------------------------------------------------------

 *Subscription period for the portfolio was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.

**Total return does not reflect the 1.0% transaction fee on purchases.

  +Annualized.

NOTES TO FINANCIAL STATEMENTS

The Extended Market, Mid Capitalization Stock, Small Capitalization Stock, Small Capitalization Growth Stock, and Small Capitalization Value Stock Portfolios of Vanguard Index Trust are registered under the Investment Company Act of 1940 as diversified open-end investment companies, or mutual funds.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The portfolios consistently follow such policies in preparing their financial statements.

           1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Trustees to represent fair value.

           2. FEDERAL INCOME TAXES: Each portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

           3. REPURCHASE AGREEMENTS: The portfolios, along with other members of The Vanguard Group, transfer uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

           4. FUTURES CONTRACTS: The portfolios use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

           Futures contracts based upon the following indexes are used: S&P 500 Index (Mid Capitalization Stock, Small Capitalization Stock, Small Capitalization Growth Stock, and Small Capitalization Value Stock Portfolios) New York Stock Exchange Composite Index (Extended Market Portfolio), S&P MidCap 400 Index (Extended Market, Mid Capitalization Stock, Small Capitalization Stock, Small Capitalization Growth Stock, and Small Capitalization Value Stock Portfolios), and Russell 2000 Index (Extended Market and Small Capitalization Stock Portfolios).

           Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

           5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

           6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Transaction fees assessed on purchases of capital shares are credited to paid in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the portfolios under methods approved by the Board of Trustees. At June 30, 1998, the portfolios had contributed capital aggregating $1,358,000 to Vanguard (included in Other Assets), representing 1.9% of Vanguard's capitalization. The portfolios' Trustees and officers are also Directors and officers of Vanguard.

C. The Extended Market, Mid Capitalization Stock, Small Capitalization Stock, Small Capitalization Growth Stock, and Small Capitalization Value Stock each offer two classes of shares, Investor Shares and Institutional Shares. The Small Capitalization Growth Stock and Small Capitalization Value Stock Portfolios have not issued any Institutional shares as of June 30, 1998. Institutional Shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor Shares are offered to all other investors. Both classes of shares have equal rights to assets and earnings, except that each class bears certain class-specific expenses related to its shareholder activity. Class-specific expenses for the period ended June 30, 1998, represented the following percentages of average net assets:

            -------------------------------------------------------------------------
            PORTFOLIO                         INVESTOR SHARES    INSTITUTIONAL SHARES
            -------------------------------------------------------------------------
            Extended Market                       0.15%*                 0.02%*
            Mid Capitalization Stock              0.15*                  0.03*
            Small Capitalization Stock            0.15*                  0.03*
            -------------------------------------------------------------------------

            *Annualized.

           Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

D. During the period ended June 30, 1998, purchases and sales of investment securities other than temporary cash investments were:

            -------------------------------------------------------------------------------------------
                                                                                       (000)
                                                                          -----------------------------
            PORTFOLIO                                                     PURCHASES               SALES
            -------------------------------------------------------------------------------------------
            Extended Market                                               $406,059              $334,937
            Mid Capitalization Stock                                       131,969                13,206
            Small Capitalization Stock                                     877,347               671,212
            Small Capitalization Growth Stock                               87,200                21,707
            Small Capitalization Value Stock                               117,049                23,092
            -------------------------------------------------------------------------------------------

E. At June 30, 1998, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

            -----------------------------------------------------------------------------------------------
                                                                           (000)
                                                  ---------------------------------------------------------
                                                                                             NET UNREALIZED
                                                  APPRECIATED            DEPRECIATED          APPRECIATION
            PORTFOLIO                             SECURITIES             SECURITIES          (DEPRECIATION)
            -----------------------------------------------------------------------------------------------
            Extended Market                        $1,272,276            $(231,353)              $1,040,923
            Mid Capitalization Stock                    3,977               (5,538)                  (1,561)
            Small Capitalization Stock                694,758             (166,325)                 528,433
            Small Capitalization Growth Stock           2,490               (3,183)                    (693)
            Small Capitalization Value Stock            2,434               (3,993)                  (1,559)
            -----------------------------------------------------------------------------------------------


           At June 30, 1998, the aggregate settlement value of open futures contracts expiring in September 1998 and the related unrealized appreciation (depreciation) were:

            -----------------------------------------------------------------------------------------------
                                                                                        (000)
                                                                         ----------------------------------
                                                                          AGGREGATE            UNREALIZED
                                                   NUMBER OF             SETTLEMENT           APPRECIATION
            PORTFOLIO/FUTURES CONTRACTS         LONG CONTRACTS              VALUE            (DEPRECIATION)
            -----------------------------------------------------------------------------------------------
            Extended Market/
              New York Stock Exchange
                Composite Index                       164                $  47,917                   $1,713
              S&P MidCap 400 Index                     70                   12,761                      292
              Russell 2000 Index                      204                   47,160                      913
            Small Capitalization Stock/
              S&P MidCap 400 Index                     20                    3,646                       83
              Russell 2000 Index                      457                  105,647                      184
            -----------------------------------------------------------------------------------------------

F. The market value of securities on loan to brokers/dealers at June 30, 1998, and collateral received with respect to such loans were:

            ------------------------------------------------------------------------------------------
                                                                                       (000)
                                                                        ------------------------------
                                                                        MARKET VALUE              CASH
                                                                          OF LOANED         COLLATERAL
            PORTFOLIO                                                    SECURITIES           RECEIVED
            ------------------------------------------------------------------------------------------
            Extended Market                                                $275,688           $299,346
            Mid Capitalization Stock                                            320                341
            Small Capitalization Stock                                      129,824            137,660
            Small Capitalization Growth Stock                                   887                894
            Small Capitalization Value Stock                                    630                641
            ------------------------------------------------------------------------------------------

      Cash collateral received is invested in repurchase agreements.

TRUSTEES AND OFFICERS

JOHN C. BOGLE
Senior Chairman of the Board and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN
Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

BARBARA BARNES HAUPTFUHRER
Director of The Great Atlantic and Pacific Tea Co., IKON Office Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., Massachusetts Mutual Life Insurance Co., and Ladies Professional Golf Association; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY
President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR.
Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL
President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR.
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON
Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co. and The Mead Corp.; Trustee of Vanderbilt University.

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY
Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND
Treasurer; Principal of The Vanguard Group, Inc.;
Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST
Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

OTHER VANGUARD OFFICERS

R. GREGORY BARTON
Managing Director, Legal Department.

ROBERT A. DISTEFANO
Managing Director, Information Technology.

JAMES H. GATELY
Managing Director, Individual Investor Group.

KATHLEEN C. GUBANICH
Managing Director, Human Resources.

IAN A. MACKINNON
Managing Director, Fixed Income Group.

F. WILLIAM MCNABB, III
Managing Director, Institutional Investor Group.

MICHAEL S. MILLER
Managing Director, Planning and Development.

RALPH K. PACKARD
Managing Director and Chief Financial Officer.

GEORGE U. SAUTER
Managing Director, Core Management Group.



"Standard & Poor's,(R) "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
  "S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard Index Trust and The Vanguard Group, Inc. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds. Frank Russell Company is the owner of trademarks and copyrights relating to the Russell Indexes. "Wilshire 4500" and "Wilshire 5000" are trademarks of Wilshire Associates.

VANGUARD FAMILY OF FUNDS

STOCK FUNDS
Convertible Securities Fund
Equity Income Fund
Explorer Fund
Growth and Income Portfolio
Horizon Fund
   Aggressive Growth Portfolio
   Capital Opportunity Portfolio
   Global Equity Portfolio
Index Trust
   500 Portfolio
   Extended Market Portfolio
   Growth Portfolio
   Mid Capitalization Stock
     Portfolio
   Small Capitalization Growth
     Stock Portfolio
   Small Capitalization Stock
     Portfolio
   Small Capitalization Value
     Stock Portfolio
   Total Stock Market Portfolio
   Value Portfolio
Institutional Index Fund
International Equity Index Fund
   Emerging Markets Portfolio
   European Portfolio
   Pacific Portfolio
International Growth Portfolio
International Value Portfolio
Morgan Growth Fund
PRIMECAP Fund
Selected Value Portfolio
Specialized Portfolios
   Energy Portfolio
   Gold & Precious Metals
     Portfolio
   Health Care Portfolio
   REIT Index Portfolio
   Utilities Income Portfolio
Tax-Managed Fund
   Capital Appreciation
     Portfolio
   Growth and Income Portfolio
Total International Portfolio
Trustees' Equity Fund
   U.S. Portfolio
U.S. Growth Portfolio
Windsor Fund
Windsor II

MONEY MARKET FUNDS
Admiral Funds
   U.S. Treasury Money Market
     Portfolio
Money Market Reserves
   Federal Portfolio
   Prime Portfolio
Municipal Bond Fund
   Money Market Portfolio
State Tax-Free Funds
   (CA, NJ, NY, OH, PA)
Treasury Money Market Portfolio

BOND FUNDS
Admiral Funds
   Intermediate-Term U.S.
     Treasury Portfolio
   Long-Term U.S. Treasury
     Portfolio
   Short-Term U.S. Treasury
     Portfolio
Bond Index Fund
   Intermediate-Term Bond
     Portfolio
   Long-Term Bond Portfolio
   Short-Term Bond Portfolio
   Total Bond Market Portfolio
Fixed Income Securities Fund
   GNMA Portfolio
   High Yield Corporate Portfolio
   Intermediate-Term Corporate
     Portfolio
   Intermediate-Term U.S.
     Treasury Portfolio
   Long-Term Corporate
     Portfolio
   Long-Term U.S. Treasury
     Portfolio
   Short-Term Corporate
     Portfolio
   Short-Term Federal Portfolio
   Short-Term U.S. Treasury
     Portfolio
Municipal Bond Fund
   High-Yield Portfolio
   Insured Long-Term Portfolio
   Intermediate-Term Portfolio
   Limited-Term Portfolio
   Long-Term Portfolio
   Short-Term Portfolio
Preferred Stock Fund
State Tax-Free Funds
   (CA, FL, NJ, NY, OH, PA)

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
Horizon Fund
   Global Asset Allocation
     Portfolio
LifeStrategy Portfolios
   Conservative Growth
     Portfolio
   Growth Portfolio
   Income Portfolio
   Moderate Growth Portfolio
STAR Portfolio
Tax-Managed Fund
   Balanced Portfolio
Wellesley Income Fund
Wellington Fund

Q982-6/1998

(C) 1998 Vanguard Marketing
Corporation, Distributor.
All rights reserved.


[THE VANGUARD GROUP LOGO]

Post Office Box 2600
Valley Forge, Pennsylvania 19482

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

www.vanguard.com
online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before you invest or send money. Prospectuses can be obtained directly from The Vanguard Group.

VANGUARD INDEX TRUST
FINANCIAL STATEMENTS
June 30, 1998 (unaudited)


The Statement of Net Assets should be read in conjunction with the accompanying Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each portfolio's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

           At the end of the Statement of Net Assets of each portfolio, you will find a table displaying the composition of the portfolio's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the portfolio were to sell all of its investments at their statement-date values.

   CONTENTS
   EXTENDED MARKET PORTFOLIO.......................................  1
   MID CAPITALIZATION STOCK PORTFOLIO.............................. 22
   SMALL CAPITALIZATION STOCK PORTFOLIO............................ 26
   SMALL CAPITALIZATION GROWTH STOCK PORTFOLIO..................... 43
   SMALL CAPITALIZATION VALUE STOCK PORTFOLIO...................... 46

---------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
EXTENDED MARKET PORTFOLIO                     SHARES            (000)
---------------------------------------------------------------------
COMMON STOCKS (96.9%)(1)
---------------------------------------------------------------------
-  Berkshire Hathaway Class A                  1,326       $  103,832
   Carnival Corp.                            644,706           25,546
-  America Online, Inc.                      237,800           25,207
   Electronic Data Systems Corp.             533,245           21,330
-  Safeway, Inc.                             519,126           21,122
   The Equitable Cos.                        242,109           18,143
   Coca-Cola Enterprises, Inc.               420,551           16,507
-  Cox Communications Class A                276,354           13,386
-  Qwest Communications
     International Inc.                      362,128           12,629
-  Republic Industries, Inc.                 484,258           12,106
-  Level 3 Communications, Inc.              159,200           11,781
-  BMC Software, Inc.                        225,892           11,732
-  PeopleSoft, Inc.                          245,100           11,520
-  USA Waste Service                         233,251           11,517
-  Compuware Corp.                           194,300            9,933
-  AES Corp.                                 188,032            9,883
   Starwood Hotels & Resorts REIT            204,417            9,876
-  CNA Financial Corp.                       199,815            9,304
-  Genentech, Inc. Special
     Common Stock                            133,373            9,053
-  Tele-Communications TCI
     Ventures Group Series A                 439,800            8,823
   AFLAC, Inc.                               290,630            8,810
-  Kohls Corp.                               169,600            8,798
   RJR Nabisco Holdings Corp.                348,442            8,276
   McKesson Corp.                            100,812            8,191
-  Yahoo!, Inc.                               50,550            7,962
-  Staples, Inc.                             272,041            7,872
   Equity Office Properties
     Trust REIT                              270,000            7,661
-  CIENA Corp.                               110,000            7,659
-  Chancellor Media Corp.                    151,070            7,501
   Intimate Brands, Inc.                     271,900            7,494
-  Loral Space & Communications              261,900            7,399
   SouthTrust Corp.                          165,525            7,200
   Paychex, Inc.                             174,522            7,101
   Royal Caribbean Cruises, Ltd.              89,300            7,099
-  Fred Meyer Inc.                           166,744            7,087

---------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
EXTENDED MARKET PORTFOLIO                     SHARES            (000)
---------------------------------------------------------------------
   ServiceMaster Co.                         185,700       $    7,068
-  Cadence Design Systems, Inc.              224,832            7,026
   Star Banc Corp.                           101,612            6,490
   Crestar Financial Corp.                   118,318            6,456
   Donaldson, Lufkin & Jenrette, Inc.        126,600            6,433
   Washington Post Co. Class B                11,100            6,394
   The CIT Group, Inc.                       166,800            6,255
   Harley-Davidson, Inc.                     160,508            6,220
   PaineWebber Group, Inc.                   144,912            6,213
   Regions Financial Corp.                   150,149            6,165
   Dollar General Corp.                      154,733            6,122
   ARCO Chemical Co.                         105,808            6,071
   Diamond Offshore Drilling, Inc.           151,700            6,068
   Firstar Corp.                             157,922            6,001
-  Health Management Associates
     Class A                                 176,532            5,903
   Kansas City Southern
     Industries, Inc.                        117,408            5,826
   Marshall & Ilsley Corp.                   112,109            5,724
   UnionBanCal Corp.                          58,894            5,683
-  Network Associates, Inc.                  118,358            5,666
-  Wellpoint Health Networks Inc.
     Class A                                  75,901            5,617
-  Robert Half International, Inc.            97,900            5,470
-  Office Depot, Inc.                        172,025            5,429
   New Century Energies, Inc.                119,015            5,408
-  Outdoor Systems, Inc.                     192,618            5,393
   First American Corp. (Tenn.)              111,591            5,370
-  Storage Technology Corp.                  123,382            5,352
   Tyson Foods, Inc.                         246,410            5,344
   Union Planters Corp.                       89,854            5,284
   Cintas Corp.                              103,500            5,278
   Leggett & Platt, Inc.                     208,400            5,210
-  Solectron Corp.                           123,700            5,203
-  ADC Telecommunications, Inc.              142,400            5,202
   General Motors Corp. Class H              110,252            5,196
   M & T Bank Corp.                            9,316            5,161
   Galileo International, Inc.               113,300            5,105
   AmSouth Bancorp                           129,102            5,075
   Provident Cos., Inc.                      145,386            5,016
-  Amazon.com, Inc.                           50,000            4,987
   Charter One Financial                     148,014            4,986
-  Starbucks Corp.                            92,800            4,959
-  MarketSpan Corp.                          165,547            4,956
   Tosco Corp.                               168,174            4,940
   El Paso Natural Gas                       128,864            4,929
   Linear Technology Corp.                    81,404            4,910
   Equity Residential Properties
     Trust REIT                              103,200            4,895
   Food Lion Inc. Class A                    460,450            4,892
   Popular, Inc.                              72,844            4,844
   Transocean Offshore, Inc.                 108,600            4,833
-  UAL Corp.                                  61,700            4,813
   E.W. Scripps Co. Class A                   86,969            4,767
-  Lexmark International Group, Inc.
     Class A                                  76,900            4,691
   Southern New England
     Telecommunications Corp.                 71,400            4,677
   T. Rowe Price                             124,400            4,673
   Reliastar Financial Corp.                  97,124            4,662
   Estee Lauder Cos. Class A                  66,629            4,643
-  Sterling Commerce, Inc.                    95,462            4,630
   Danaher Corp.                             125,932            4,620
   CMS Energy Corp.                          104,639            4,604
   Vastar Resources, Inc.                    104,800            4,578
   Allmerica Financial Corp.                  70,310            4,570
-  U.S. Filter Corp.                         162,444            4,558
-  Teleport Communications
     Group Inc.                               83,900            4,551
   Century Telephone
     Enterprises, Inc.                        98,615            4,524
-  SunGard Data Systems, Inc.                117,236            4,499
   Hillenbrand Industries, Inc.               74,650            4,479
   AMBAC Financial Group Inc.                 76,356            4,467
-  Maxim Integrated Products, Inc.           140,860            4,463
   A.G. Edwards & Sons, Inc.                 104,422            4,457
   Old Republic International Corp.          150,541            4,413
   Newmont Gold Co.                          178,468            4,406
-  At Home Corp. Series A                     92,700            4,386
   Total System Services, Inc.               208,764            4,384
-  J.D. Edwards & Co.                        101,450            4,356
   Crescent Real Estate, Inc. REIT           128,700            4,327
   Florida Progress Corp.                    105,000            4,318
   First Tennessee National Corp.            135,900            4,289
-  Watson Pharmaceuticals, Inc.               91,804            4,286
-  Analog Devices, Inc.                      173,758            4,268
-  Northwest Airlines Corp. Class A          109,100            4,207
   Dime Bancorp, Inc.                        140,346            4,202
   Cincinnati Bell, Inc.                     146,400            4,191
-  QUALCOMM, Inc.                             73,600            4,135
   Molex, Inc.                               164,991            4,125
-  R & B Falcon Corp.                        179,507            4,061
   Pinnacle West Capital Corp.                90,100            4,054
-  Keane, Inc.                                72,100            4,038
   North Fork Bancorp, Inc.                  165,002            4,032
   IMC Global Inc.                           133,044            4,008
   Stryker Corp.                             102,900            3,949
   Allegheny Energy, Inc.                    131,000            3,946
   First Security Corp.                      184,102            3,941
-  Quintiles Transnational Corp.              80,100            3,940
-  Host Marriott Corp.                       220,950            3,936
   Mylan Laboratories, Inc.                  130,800            3,932
-  Proffitt's, Inc.                           96,800            3,908
-  Bed Bath & Beyond, Inc.                    75,100            3,891
-  Jones Apparel Group, Inc.                 106,200            3,883
   Vulcan Materials Co.                       36,310            3,874
   Mercury General Corp.                      60,100            3,873
-  Biogen, Inc.                               78,338            3,838
   NIPSCO Industries, Inc.                   136,640            3,826
   Zions Bancorp                              71,912            3,820
-  EVI Weatherford, Inc.                     102,352            3,800
   Old Kent Financial Corp.                  105,447            3,793
-  Continental Airlines, Inc. Class B         62,200            3,786
   Family Dollar Stores, Inc.                204,500            3,783
   TECO Energy, Inc.                         140,900            3,778
-  Lear Corp.                                 73,300            3,761
   Solutia, Inc.                             130,600            3,746
   Sundstrand Corp.                           64,200            3,675
   Santa Fe International Corp.              121,400            3,672
   Wisconsin Energy Corp.                    120,761            3,668
-  Gartner Group, Inc. Class A               104,600            3,661
-  Gulfstream Aerospace Corp.                 78,600            3,655

---------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
---------------------------------------------------------------------
   Simon DeBartolo Group, Inc. REIT          111,712       $    3,631
   LG&E Energy Corp.                         133,428            3,611
-  Synopsys, Inc.                             78,008            3,569
-  Promus Hotel Corp.                         92,588            3,565
-  LHS Group, Inc.                            54,000            3,557
-  Best Buy Co., Inc.                         98,400            3,555
   Camco International, Inc.                  45,580            3,549
-  NCR Corp.                                 108,900            3,539
   Patriot American Hospitality,
     Inc. REIT                               146,507            3,507
-  FIserv, Inc.                               82,425            3,500
   BHC Communications, Inc.
     Class A                                  24,915            3,496
-  Global Marine, Inc.                       186,800            3,491
   SCANA Corp.                               116,400            3,470
   ICN Pharmaceuticals, Inc.                  75,727            3,460
-  American Standard Cos., Inc.               77,400            3,459
   Public Storage, Inc. REIT                 123,500            3,458
-  AccuStaff, Inc.                           110,500            3,453
-  Foundation Health Systems
     Class A                                 130,732            3,448
-  Citrix Systems, Inc.                       50,400            3,446
   Sonoco Products Co.                       113,393            3,430
   Green Point Financial Corp.                90,600            3,409
   Travelers Property Casualty Corp.          79,000            3,387
-  Thermo Instrument Systems, Inc.           128,858            3,382
   FINOVA Group, Inc.                         59,596            3,375
   DEKALB Genetics Corp. Class B              35,600            3,369
-  Noble Drilling Corp.                      139,700            3,361
-  Total Renal Care Holdings, Inc.            97,304            3,357
-  Pixar, Inc.                                55,500            3,351
-  Electronic Arts Inc.                       62,000            3,348
   Vornado Realty Trust REIT                  83,596            3,318
   U.S. Industries, Inc.                     133,110            3,294
-  Immunex Corp.                              49,700            3,293
   Omnicare, Inc.                             86,300            3,290
   Enron Oil & Gas Co.                       162,076            3,282
   A. H. Belo Corp. Class A                  133,806            3,261
   Dole Food Co.                              65,500            3,254
   TCF Financial Corp.                       110,042            3,246
-  Cambridge Technology Partners              59,400            3,245
   Ultramar Diamond
     Shamrock Corp.                          102,626            3,239
   The Warnaco Group, Inc. Class A            76,037            3,227
   Compass Bancshares Inc.                    71,198            3,213
-  EXCEL Communications, Inc.                138,801            3,184
   Security Capital Industrial
     Trust REIT                              126,337            3,158
-  Jacor Communications, Inc.                 53,300            3,145
   Allegiance Corp.                           61,000            3,126
   Potomac Electric Power Co.                124,100            3,110
-  Advanced Fibre Communications              77,300            3,097
   Reader's Digest Assn., Inc.
     Class A                                 114,100            3,095
-  Quantum Corp.                             148,600            3,083
-  Intuit, Inc.                               49,800            3,050
   DPL Inc.                                  168,212            3,049
   Commerce Bancshares, Inc.                  62,205            3,036
   Hibernia Corp. Class A                    150,128            3,031
-  American Power
     Conversion Corp.                        101,000            3,030
   DePuy, Inc.                               107,000            3,023
   Wesco Financial Corp.                       7,708            3,014
   DQE Inc.                                   83,643            3,011
-  Forest Laboratories, Inc.                  84,116            3,007
-  Payless ShoeSource, Inc.                   40,400            2,977
   Comdisco, Inc.                            156,476            2,973
   American National Insurance Co.            28,150            2,963
-  Litton Industries, Inc.                    50,100            2,956
   Viad Corp.                                106,445            2,954
   Whitman Corp.                             128,200            2,940
-  Chiron Corp.                              187,040            2,934
   International Game Technology             120,298            2,917
   Transatlantic Holdings, Inc.               37,700            2,915
-  Arterial Vascular Engineering, Inc.        81,400            2,910
-  Borders Group, Inc.                        77,900            2,882
-  Cablevision Systems Corp. Class B          34,500            2,881
   Energy East Corp.                          69,200            2,880
   Hubbell Inc. Class B                       69,106            2,876
   New England Electric System                66,500            2,876
   McCormick & Co., Inc.                      80,283            2,868
-  DST Systems, Inc.                          51,200            2,867
   Federal-Mogul Corp.                        42,300            2,855
-  U.S. Cellular Corp.                        92,850            2,855
-  Cooper Cameron Corp.                       55,900            2,851
   Peoples Heritage Financial
     Group Inc.                              120,214            2,840
-  Comverse Technology, Inc.                  54,720            2,839
-  Sofamor Danek Group, Inc.                  32,700            2,830
   Millennium Chemicals, Inc.                 83,100            2,815
-  Altera Corp.                               94,780            2,802
   Lafarge Corp.                              70,900            2,787
   First Virginia Banks, Inc.                 54,263            2,774
   Unitrin, Inc.                              39,770            2,764
-  Allied Waste Industries, Inc.             114,800            2,755
   Dial Corp.                                105,800            2,744
-  FORE Systems, Inc.                        103,400            2,740
-  Uniphase Corp.                             43,600            2,737
   First Commercial Corp.                     39,377            2,734
   Sovereign Bancorp, Inc.                   167,024            2,730
-  Viking Office Products                     87,000            2,730
   Hormel Foods Corp.                         78,800            2,723
-  NTL Inc.                                   50,900            2,723
   Stewart Enterprises, Inc. Class A         102,200            2,721
   USG Corp.                                  50,200            2,717
   Associated Banc-Corp.                      72,080            2,712
   Interstate Energy Corp.                    83,417            2,711
-  Xilinx, Inc.                               79,700            2,710
   CCB Financial Corp.                        25,472            2,706
-  Pacificare Health Systems Inc.
     Class B                                  30,622            2,706
   The St. Joe Co.                            98,697            2,702
   Mercantile Bankshares Corp.                77,325            2,692
-  Centocor, Inc.                             74,100            2,686
-  General Nutrition Cos., Inc.               86,300            2,686
-  Netscape Communications Corp.              98,885            2,676
   Consolidated Papers                        97,800            2,665
   ENSCO International, Inc.                 153,200            2,662
   Johns Manville Corp.                      175,800            2,648
   American Financial Group, Inc.             61,100            2,646
-  Barnes & Noble, Inc.                       70,600            2,643
   Western Resources, Inc.                    67,986            2,639
-  Citizens Utilities Co. Class B            273,655            2,634
-  Apollo Group, Inc. Class A                 79,162            2,617

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                                                               MARKET
                                                               VALUE*
EXTENDED MARKET PORTFOLIO                     SHARES            (000)
---------------------------------------------------------------------
-  Rexall Sundown, Inc.                       74,194         $  2,615
-  Global TeleSystems Group, Inc.             53,600            2,613
-  Sybron International Corp.                103,500            2,613
   Meditrust Corp.                            93,359            2,608
-  USA Networks, Inc.                        102,482            2,575
-  McLeod, Inc.                               66,100            2,570
   Interstate Bakeries Corp.                  77,400            2,569
-  Premier Parks Inc.                         38,500            2,565
-  CalEnergy Co.                              85,292            2,564
   American Bankers
     Insurance Group                          42,600            2,561
-  Concord EFS, Inc.                          97,612            2,550
   Lyondell Petrochemical Co.                 83,654            2,546
   American Water Works Co., Inc.             81,974            2,541
   The PMI Group Inc.                         34,600            2,539
-  Lincare Holdings, Inc.                     60,300            2,536
-  Snyder Communications, Inc.                57,300            2,521
   Pioneer Natural Resources Co.             104,856            2,503
   KN Energy, Inc.                            46,050            2,495
-  Keebler Foods Co.                          90,300            2,483
   Puget Sound Energy Inc.                    92,141            2,470
   Manpower Inc.                              85,800            2,461
   Allied Group, Inc.                         52,500            2,458
-  Sterling Software, Inc.                    83,074            2,456
-  Dollar Tree Stores, Inc.                   60,413            2,454
   Telephone & Data Systems, Inc.             62,028            2,442
   Clayton Homes Inc.                        128,397            2,439
-  RELTEC Corp.                               54,200            2,439
   Protective Life Corp.                      66,400            2,436
   Bergen Brunswig Corp. Class A              52,266            2,424
-  i2 Technologies, Inc.                      67,800            2,381
-  Northeast Utilities                       139,900            2,369
-  BJ Services Co.                            81,500            2,368
   Murphy Oil Corp.                           46,630            2,363
   Shaw Industries, Inc.                     133,100            2,346
-  Teradyne, Inc.                             87,589            2,343
   Rouse Co. REIT                             74,500            2,342
-  SCI Systems, Inc.                          62,184            2,340
   Peoples Bank of Bridgeport                 67,550            2,339
-  Young & Rubicam Inc.                       73,000            2,336
-  Neiman Marcus Group Inc.                   53,755            2,335
   Avnet, Inc.                                42,642            2,332
   Cabot Corp.                                72,132            2,331
-  Siebel Systems, Inc.                       72,200            2,328
   Harsco Corp.                               50,532            2,315
   Symbol Technologies, Inc.                  61,275            2,313
   OGE Energy Corp.                           85,600            2,311
   Spieker Properties, Inc. REIT              59,600            2,309
-  Affiliated Computer Services, Inc.         59,925            2,307
   The Timber Co.                            100,000            2,306
   Dean Foods Corp.                           41,933            2,304
   Herman Miller, Inc.                        94,484            2,297
-  Veritas Software Corp.                     55,462            2,295
-  Vitesse Semiconductor Corp.                74,100            2,288
   Magna Group                                40,400            2,283
-  STERIS Corp.                               35,808            2,277
-  Tele-Communications
     International, Inc. Series A            113,300            2,277
   Martin Marietta Materials, Inc.            50,400            2,268
   Avalon Bay Communities                     59,621            2,266
   CNB Bancshares, Inc.                       47,191            2,265
-  Safeskin Corp.                             55,000            2,262
   Conectiv, Inc.                            110,100            2,257
   CKE Restaurants Inc.                       54,340            2,241
   AMB Property Corp.                         91,400            2,239
-  Arrow Electronics, Inc.                   102,900            2,238
   Noble Affiliates, Inc.                     58,836            2,236
   Illinova Corp.                             74,376            2,231
   Leucadia National Corp.                    66,976            2,214
   Olin Corp.                                 53,100            2,214
   Delta & Pine Land Co.                      49,700            2,212
   Unifi, Inc.                                64,225            2,200
-  CNET, Inc.                                 32,200            2,198
-  CMG Information Services, Inc.             31,052            2,197
   GATX Corp.                                 50,000            2,194
   Boston Properties, Inc. REIT               63,500            2,191
   Flowers Industries, Inc.                  107,200            2,191
   MidAmerican Energy Co.                    101,294            2,190
   HON Industries, Inc.                       64,300            2,186
   Premark International, Inc.                67,323            2,171
   ComAir Holdings, Inc.                      70,224            2,168
-  Tech Data Corp.                            50,578            2,168
-  R. P. Scherer Corp.                        24,426            2,165
-  Century Communications Corp.
     Class A                                 115,181            2,160
-  MedImmune Inc.                             34,600            2,158
   Ross Stores, Inc.                          50,188            2,158
   Security Capital Pacific, Inc. REIT        95,696            2,153
-  Nabors Industries, Inc.                   108,300            2,146
   Wilmington Trust Corp.                     35,200            2,143
-  Universal Health Services Class B          36,700            2,142
-  Mohawk Industries, Inc.                    67,300            2,132
   Health and Retirement
     Properties Trust                        113,300            2,131
-  Cytec Industries, Inc.                     48,000            2,124
-  OfficeMax, Inc.                           128,700            2,123
   National Community Bancorp                 50,596            2,119
   MCN Energy Group Inc.                      85,000            2,114
   Diebold, Inc.                              73,126            2,112
   Pulitzer Publishing Co.                    23,633            2,109
-  Excite, Inc.                               22,500            2,104
   Pacific Century Financial Corp.            87,602            2,102
   UtiliCorp United, Inc.                     55,786            2,102
   BEC Energy                                 50,600            2,100
-  Genzyme Corp.                              81,876            2,093
-  Quorum Health Group, Inc.                  78,800            2,088
   Reliance Group Holdings                   119,314            2,088
   Tidewater, Inc.                            63,100            2,082
-  PLATINUM technology, Inc.                  72,600            2,074
-  Westpoint Stevens, Inc.                    62,814            2,073
   Integrated Health Services, Inc.           55,213            2,070
   Harte-Hanks, Inc.                          80,082            2,067
   Lennar Corp.                               69,639            2,054
-  Legato Systems, Inc.                       52,600            2,051
   Cracker Barrel Old Country
     Stores, Inc.                             64,433            2,046
-  Ocean Energy, Inc.                        104,442            2,043
-  Mastech Corp.                              72,600            2,042
   Pier 1 Imports Inc.                        85,252            2,035
-  Suiza Foods Corp.                          34,100            2,035
   Everest Reinsurance Holdings, Inc.         52,900            2,033
   Bowater Inc.                               42,949            2,029



                                       4
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                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
---------------------------------------------------------------------
   Keystone Financial, Inc.                   54,800       $    2,028
   CNF Transportation, Inc.                   47,700            2,027
   Erie Indemnity Co. Class A                 70,117            2,025
   IPALCO Enterprises, Inc.                   45,500            2,022
   Mack-Cali Realty Corp. REIT                58,700            2,018
   Airborne Freight Corp.                     57,620            2,013
   Provident Financial Group, Inc.            44,125            2,013
-  Corrections Corp. of America               85,428            2,008
-  Outback Steakhouse                         51,454            2,007
   Fremont General Corp.                      37,027            2,006
   U.S. Trust Corp.                           26,300            2,005
   Crompton & Knowles Corp.                   79,200            1,995
   Montana Power Co.                          57,300            1,991
   Nabisco Holdings Corp. Class A             55,200            1,991
-  Valassis Communications, Inc.              51,500            1,986
   Hartford Life, Inc.                        34,800            1,981
   CarrAmerica Realty Corp. REIT              69,500            1,972
-  MGM Grand, Inc.                            62,439            1,971
-  Learning Co., Inc.                         66,363            1,966
-  Williams Sonoma, Inc.                      61,800            1,966
   Cordant Technologies, Inc.                 42,600            1,965
   Valero Energy Corp.                        58,800            1,955
   NGC Corp.                                 155,600            1,945
   FINA Inc.                                  29,900            1,944
   York International Corp.                   44,600            1,943
-  Xylan Corp.                                64,800            1,932
   Life Re Corp.                              23,500            1,927
-  Catellus Development Corp.                108,701            1,923
-  Patterson Dental Co.                       52,500            1,923
-  Chris-Craft Industries, Inc.               35,032            1,916
-  Furniture Brands International Inc.        68,200            1,914
-  Policy Management
     Systems Corp.                            48,528            1,905
   Astoria Financial Corp.                    35,578            1,903
-  First Health Group Corp.                   66,730            1,902
-  International Network Services             46,300            1,898
-  Golden State Bancorp Inc.                  63,705            1,895
   Southdown, Inc.                            26,500            1,891
   Hertz Corp. Class A                        42,600            1,888
   Hannaford Brothers Co.                     42,800            1,883
   Duke Realty Investments, Inc. REIT         79,400            1,881
   Orion Capital Corp.                        33,600            1,877
   First Bancorp of Ohio                      64,400            1,876
-  International Home Foods, Inc.             82,300            1,872
   Trinity Industries, Inc.                   45,100            1,872
   Post Properties, Inc. REIT                 48,331            1,861
-  Waters Corp.                               31,500            1,857
-  Alleghany Corp.                             7,958            1,856
   Kansas City Power & Light Co.              64,000            1,856
-  Sanmina Corp.                              42,800            1,856
   United Asset Management Corp.              71,200            1,856
   Legg Mason Inc.                            32,199            1,853
   Horace Mann Educators Corp.                53,600            1,849
   Reinsurance Group of
     America, Inc.                            31,200            1,845
   Wausau-Mosinee Paper Corp.                 80,628            1,844
-  Ciber, Inc.                                48,500            1,843
-  Safeguard Scientifics, Inc.                44,100            1,838
-  International Specialty
     Products, Inc.                           98,500            1,835
   Cornerstone Properties, Inc. REIT         103,800            1,829
   Financial Security Assurance
     Holdings Ltd.                            31,100            1,827
-  Sylvan Learning Systems, Inc.              55,800            1,827
-  Ocwen Financial Corp.                      67,800            1,822
   Fastenal Co.                               39,200            1,820
-  PRIMEDIA Inc.                             134,100            1,819
-  Corporate Express, Inc.                   143,200            1,817
   CMAC Investment Corp.                      29,500            1,814
-  Ingram Micro, Inc.                         40,900            1,810
-  BJ's Wholesale Club, Inc.                  44,500            1,808
-  Jefferson Smurfit Corp.                   114,900            1,806
-  AMF Bowling, Inc.                          62,200            1,804
-  Jones Intercable Inc.                      72,100            1,803
   Meritor Automotive, Inc.                   75,000            1,800
-  Express Scripts                            22,300            1,798
-  U.S. Rentals, Inc.                         45,500            1,794
   TR Financial Corp.                         42,800            1,792
   Lubrizol Corp.                             58,933            1,783
   IBP, Inc.                                  98,200            1,780
-  Healthcare & Retirement Corp.              45,050            1,777
-  Network Appliance, Inc.                    45,600            1,776
-  Symantec Corp.                             67,912            1,774
-  J. Ray McDermott SA                        42,700            1,772
   Valspar Corp.                              44,700            1,771
-  Adaptec, Inc.                             123,700            1,770
   Albank Financial Corp.                     25,080            1,770
   TCA Cable Television, Inc.                 29,500            1,770
-  Saks Holdings, Inc.                        63,700            1,760
-  CompUSA, Inc.                              97,200            1,756
   Tiffany & Co.                              36,532            1,754
   Camden Property Trust REIT                 58,861            1,751
   Tootsie Roll Industries, Inc.              22,734            1,745
-  Syntel, Inc.                               55,805            1,744
-  Skytel Communications, Inc.                74,400            1,741
   N L Industries, Inc.                       87,000            1,740
   Witco Chemical Corp.                       59,500            1,740
   National Fuel Gas Co.                      39,900            1,738
-  Lycos, Inc.                                22,986            1,733
   Kimco Realty Corp. REIT                    42,150            1,728
   City National Corp.                        46,688            1,725
   Webster Financial Corp.                    51,762            1,721
-  AmeriCredit Corp.                          48,200            1,720
-  Stage Stores, Inc.                         37,900            1,715
   RPM Inc. (Ohio)                           100,680            1,712
-  Omnipoint Corp.                            74,600            1,711
   Raymond James Financial, Inc.              57,137            1,711
-  Orbital Sciences Corp.                     45,700            1,708
-  Antec Corp.                                73,600            1,707
-  Blyth Industries, Inc.                     51,350            1,707
-  SPS Transaction Services                   54,400            1,707
-  Gentex Corp.                               94,000            1,704
   Apartment Investment &
     Management Co. Class A REIT              43,100            1,702
-  ICG Communications, Inc.                   46,500            1,700
-  PMT Services Inc                           66,765            1,698
   Highwood Properties, Inc. REIT             52,500            1,696
   Commercial Federal Corp.                   53,597            1,695
-  Nova Corp. (Georgia)                       47,400            1,695
-  CheckFree Holdings Corp.                   57,500            1,693
   Nationwide Financial Services, Inc.        33,200            1,693
-  Henry Schein, Inc.                         36,600            1,688


                                       5
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                                                               MARKET
                                                               VALUE*
EXTENDED MARKET PORTFOLIO                     SHARES            (000)
---------------------------------------------------------------------
-  Barrett Resources Corp.                    45,050       $    1,687
   Liberty Property Trust REIT                66,000            1,687
-  World Color Press, Inc.                    48,200            1,687
-  IDX Systems Corp.                          36,582            1,685
   Beckman Coulter, Inc.                      28,900            1,683
   Pentair, Inc.                              39,608            1,683
-  Hambrecht & Quist Group                    46,300            1,681
   Lancaster Colony Corp.                     44,315            1,678
   Questar Corp.                              85,430            1,677
   G & K Services, Inc.                       38,325            1,672
   Colonial BancGroup, Inc.                   51,800            1,671
   John Wiley & Sons Class A                  27,400            1,668
   La Quinta Inns Inc.                        78,849            1,666
   Polaris Industries, Inc.                   44,250            1,665
   Valley National Bancorp                    57,342            1,663
-  Winstar Communications, Inc.               38,700            1,662
   First American Financial Corp.             18,400            1,656
-  ITT Educational Services, Inc.             51,300            1,654
   Centura Banks, Inc.                        26,400            1,650
-  Metro-Goldwyn-Mayer Inc.                   75,000            1,650
   Kaydon Corp.                               46,600            1,646
-  Metzler Group, Inc.                        44,800            1,641
-  ICOS Corp.                                 85,700            1,639
-  Excel Switching Corp.                      65,800            1,637
   JLG Industries, Inc.                       80,800            1,636
   Alfa Corp.                                 78,700            1,633
-  Rational Software Corp.                   107,092            1,633
   Fifth Third Bancorp                        25,904            1,632
   Forest City Enterprise Class A             27,550            1,631
-  Men's Wearhouse, Inc.                      49,425            1,631
   D. R. Horton, Inc.                         78,000            1,628
   Trustmark Corp.                            74,200            1,628
-  Circus Circus Enterprises Inc.             96,059            1,627
   Crawford & Co. Class B                     86,700            1,626
-  MedPartners, Inc.                         202,917            1,623
-  Whole Foods Market, Inc.                   26,800            1,621
-  Heftel Broadcasting Corp.                  36,200            1,620
-  Imperial Bancorp                           53,875            1,616
-  Tekelec                                    36,100            1,615
-  Toll Brothers, Inc.                        56,200            1,612
-  EntreMed, Inc.                             48,300            1,606
   Landamerica Financial Group                28,050            1,606
-  Mueller Industries Inc.                    43,232            1,605
   Ametek Aerospace Products Inc.             54,700            1,603
   Fingerhut Co.                              48,546            1,602
-  IXC Communications, Inc.                   33,000            1,601
-  NEXTLINK Communications, Inc.              42,200            1,598
   Arden Realty Group, Inc. REIT              61,700            1,596
-  FIRSTPLUS Financial Group, Inc.            44,200            1,591
   The McClatchy Co. Class A                  45,850            1,588
-  Global Industries Ltd.                     93,900            1,585
-  U.S. Foodservice                           45,196            1,585
   Pittston Brink's Group                     42,900            1,582
-  Associated Group, Inc.                     38,556            1,581
   National Data Corp.                        36,139            1,581
   NAC Re Corp.                               29,525            1,576
-  Roberts Pharmaceuticals                    68,500            1,576
-  Iomega Corp.                              268,000            1,575
   Pittway Corp. Class A                      21,316            1,575
-  Bally Total Fitness Holding Corp.          43,689            1,573
   Central Newspapers Inc.                    22,550            1,573
-  Pegasystems Inc.                           58,000            1,573
   American Annuity Group Inc.                65,278            1,571
-  Trigon Healthcare, Inc.                    43,400            1,570
   IndyMac Mortgage Holdings, Inc.            68,900            1,567
   Texas Industries, Inc.                     29,514            1,564
-  Healthcare Financial Partners, Inc.        25,500            1,563
-  Beverly Enterprises, Inc.                 113,000            1,561
-  Paging Network, Inc.                      111,400            1,560
-  Devry, Inc.                                71,000            1,558
   Ethan Allen Interiors, Inc.                31,200            1,558
-  AmeriSource Health Corp.                   23,704            1,557
-  Coherent Communications
     Systems Corp.                            33,200            1,554
   MascoTech Inc.                             64,685            1,552
-  Howmet International  Inc.                103,100            1,547
   Ohio Casualty Corp.                        34,956            1,547
   Callaway Golf Co.                          78,400            1,544
   Expeditors International of
     Washington, Inc.                         35,100            1,544
   Grief Brothers Corp. Class A               41,200            1,540
   Liberty Financial Cos., Inc.               44,600            1,539
   HUBCO, Inc.                                42,954            1,538
   HSB Group Inc.                             28,714            1,536
-  BroadVision, Inc.                          64,300            1,535
   Capital Re Corp.                           21,400            1,533
   Burlington Coat Factory
     Warehouse Corp.                          68,100            1,532
-  LaSalle Partners Inc.                      34,400            1,531
   Aptargroup Inc.                            24,600            1,530
   20th Century Industries of CA              53,300            1,529
-  BEA Systems, Inc.                          66,600            1,528
-  Smith International, Inc.                  43,900            1,528
   Glenborough Realty Trust, Inc. REIT        57,900            1,527
   AVX Corp.                                  95,000            1,526
   Interface, Inc.                            75,600            1,526
-  Zebra Technologies Class A                 35,700            1,526
-  Computer Horizons Corp.                    41,138            1,525
   Weis Markets, Inc.                         41,500            1,525
-  Cirrus Logic                              137,000            1,524
-  Anchor Gaming                              19,601            1,522
   Chesapeake Corp. of Virginia               39,083            1,522
   Inland Steel Industries, Inc.              54,000            1,522
-  Varco International, Inc.                  76,756            1,521
   Baldor Electric Co.                        62,306            1,519
-  Intermedia Communications Inc.             36,200            1,518
-  United Stationers, Inc.                    23,344            1,512
   Blount International, Inc.                 53,000            1,511
   Cullen/Frost Bankers, Inc.                 27,860            1,511
   C.H. Robinson Worldwide, Inc.              60,700            1,510
-  Alliant Techsystems, Inc.                  23,800            1,505
-  Premisys Communications, Inc.              60,500            1,505
   United Dominion Realty
     Trust REIT                              108,500            1,505
-  UNOVA, Inc.                                70,000            1,505
-  AXENT Technologies, Inc.                   49,100            1,504
   MAF Bancorp, Inc.                          41,314            1,503
   Newport News Shipbuilding Inc.             56,000            1,498
   Michael Foods Group, Inc.                  50,955            1,497
-  E*TRADE Group, Inc.                        65,000            1,491
   Fulton Financial Corp.                     58,763            1,491
   Provident Bankshares Corp.                 50,552            1,491

---------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                              SHARES            (000)
---------------------------------------------------------------------
   AmerUs Life Holdings, Inc.                 46,000       $    1,489
   Long Island Bancorp, Inc.                  24,500            1,488
-  O'Reilly Automotive, Inc.                  41,300            1,487
-  Value City Department Stores, Inc.         70,800            1,487
   National Computer Systems, Inc.            61,900            1,486
   Aliant Communications, Inc.                54,000            1,482
-  Paymentech, Inc.                           72,067            1,482
   Northwest Bancorp, Inc.                    93,600            1,480
   New Plan Realty Trust REIT                 60,355            1,479
   United Television, Inc.                    12,900            1,477
-  K-V Pharamceutical Co. Class A             65,250            1,476
-  Macromedia                                 78,977            1,476
-  CommScope, Inc.                            91,000            1,473
   Bindly Western Industries, Inc.            44,600            1,472
-  ShowBiz Pizza Time, Inc.                   36,475            1,470
-  National-Oilwell, Inc.                     54,700            1,467
   Reynolds & Reynolds Class A                80,600            1,466
-  ACNielson Corp.                            58,000            1,465
   Teleflex Inc.                              38,500            1,463
-  PSINet, Inc.                              112,400            1,461
   COMSAT Corp.                               51,500            1,458
   Hospitality Properties Trust REIT          45,400            1,458
-  Ziff-Davis Inc.                           105,100            1,458
   Overseas Shipholding Group Inc.            71,300            1,453
-  Harbinger Corp.                            59,930            1,450
   Ogden Corp.                                52,351            1,449
-  Hanover Compressor Co.                     53,500            1,448
   United Dominion Industries Ltd.            43,385            1,448
   Washington Federal Inc.                    52,357            1,446
-  Orthodontic Centers of
     America, Inc.                            6,9000            1,445
   La-Z-Boy Inc.                              25,500            1,441
   Downey Financial Corp.                     44,020            1,439
   Universal Corp.                            38,500            1,439
   Central Parking Corp.                      31,600            1,438
   Lee Enterprises, Inc.                      46,900            1,436
   ASA Holdings Inc.                          28,900            1,434
   Hollinger International, Inc.              84,300            1,433
-  Michaels Stores, Inc.                      40,600            1,432
-  VeriSign, Inc.                             38,300            1,431
   Liberty Corp.                              28,400            1,429
   Flowserve Corp.                            57,794            1,423
   Community First Bankshares                 54,316            1,422
   Central Maine Power Co.                    72,867            1,421
   Mark IV Industries, Inc.                   65,632            1,419
   Commerce Bancorp, Inc.                     24,218            1,417
   LNR Property Corp.                         55,250            1,416
-  GTech Holdings Corp.                       42,000            1,415
-  IDEXX Laboratories Corp.                   56,800            1,413
-  Visio Corp.                                29,600            1,413
   Taubman Co. REIT                           98,800            1,408
-  Cypress Semiconductor Corp.               169,200            1,406
-  Aspect Telecommunications Corp.            51,300            1,404
   Media General, Inc. Class A                28,800            1,404
   WestAmerica Bancorporation                 43,696            1,404
-  Brinker International, Inc.                72,763            1,401
   Hughes Supply, Inc.                        38,261            1,401
-  Sierra Health Services                     55,604            1,401
-  ADVO, Inc.                                 49,675            1,400
-  Twinlab Corp.                              32,000            1,398
   Foremost Corp. of America                  57,900            1,397
-  Genesis Health Ventures Inc.               55,850            1,396
   Oakwood Homes Corp.                        46,500            1,395
-  Cerner Corp.                               49,230            1,394
   Argonaut Group, Inc.                       44,019            1,392
-  Wyman-Gordon Corp.                         69,800            1,392
   Commerce Group, Inc.                       35,900            1,391
-  Microchip Technology, Inc.                 53,175            1,389
   Student Loan Corp.                         29,500            1,388
   DENTSPLY International Inc.                55,400            1,385
-  Atmel Corp.                               101,600            1,384
   Arthur J. Gallagher & Co.                  30,900            1,383
   One Valley Bancorp of West
     Virginia Inc.                            37,968            1,381
   Bank United Corp. Class A                  28,800            1,379
-  Windmere-Durable Holdings Inc.             38,498            1,379
-  Florida Panthers Holdings, Inc.            70,000            1,378
-  Newfield Exploration Co.                   55,400            1,378
   Kelly Services, Inc. Class A               38,937            1,377
-  Pacificare Health Systems Inc.
     Class A                                  16,295            1,377
-  NovaCare, Inc.                            117,100            1,376
   Donaldson Co., Inc.                        58,200            1,375
-  Knoll, Inc.                                46,600            1,375
-  Mastec Inc.                                57,583            1,375
   Westfield America, Inc. REIT               74,700            1,373
-  Brightpoint, Inc.                          94,600            1,372
-  ChoicePoint Inc.                           27,100            1,372
-  Southern Union Co.                         42,503            1,371
-  Imperial Credit                            58,174            1,367
-  Mesaba Holdings, Inc.                      59,400            1,366
   Computer Task Group, Inc.                  40,708            1,364
   General Growth Properties
     Inc. REIT                                36,500            1,364
   Cleco Corp.                                45,792            1,362
   Federal Realty Investment
     Trust REIT                               56,600            1,362
   Hussman International, Inc.                73,400            1,362
   Kellwood Co.                               38,100            1,362
-  Oakley, Inc.                              101,800            1,362
-  Champion Enterprises, Inc.                 46,514            1,361
-  Friede Goldman International, Inc.         47,000            1,357
-  Vanguard Cellular Systems, Inc.
     Class A                                  71,737            1,354
-  ATL Ultrasound, Inc.                       29,637            1,352
   Harman International
     Industries, Inc.                         35,114            1,352
   Alexander & Baldwin, Inc.                  46,400            1,351
   Commonwealth Energy Systems                35,800            1,351
-  Rambus Inc.                                22,100            1,351
   Superior Industries
     International, Inc.                      47,919            1,351
-  Sykes Enterprises, Inc.                    67,350            1,351
   Reckson Associates Realty
     Corp. REIT                               57,100            1,349
   A.O. Smith Corp.                           26,100            1,349
   Bob Evans Farms, Inc.                      63,616            1,348
   Minnesota Power, Inc.                      33,900            1,348
   Cousins Properties, Inc. REIT              45,100            1,347
   Jones Pharma, Inc.                         40,650            1,347
-  UCAR International, Inc.                   46,100            1,346
   Old National Bancorp                       28,174            1,345

---------------------------------------------------------------
                                                         MARKET
                                                         VALUE*
EXTENDED MARKET PORTFOLIO                   SHARES        (000)
---------------------------------------------------------------
     Rochester Gas and Electric Corp.       42,048     $  1,343
     BetzDearborn Inc.                      31,800        1,342
-    Univision Communications Inc.          36,000        1,341
-    Coltec Inc.                            67,400        1,340
-    Information Resources, Inc.            72,434        1,340
-    Broderbund Software, Inc.              58,700        1,339
     Carlisle Co., Inc.                     31,046        1,337
-    Midway Games Inc.                      85,581        1,337
-    ThermoQuest Corp.                      89,500        1,337
     Washington Water Power Co.             59,600        1,337
     Kennametal, Inc.                       31,955        1,334
-    Laidlaw Environmental
       Services, Inc.                      368,100        1,334
     Carter-Wallace, Inc.                   73,800        1,333
-    Grand Casinos, Inc.                    79,600        1,333
     Omega Healthcare Investors,
       Inc. REIT                            37,940        1,333
     Primex Technologies, Inc.              26,010        1,333
     Graco, Inc.                            38,165        1,331
     The Macerich Co. REIT                  45,400        1,331
-    BT Office Products
       International, Inc.                  98,500        1,330
-    Buffets Inc.                           84,693        1,329
     Pilgrim's Pride Corp.                  66,400        1,328
     Riggs National Corp.                   45,400        1,327
     The Standard Register Co.              37,487        1,326
     Casey's General Stores                 80,000        1,325
     J.B. Hunt Transport Services, Inc.     37,203        1,325
-    Scholastic Corp.                       33,200        1,324
-    Anixter International Inc.             69,300        1,321
     Allied Capital Corp.                   53,820        1,319
-    Jabil Circuit, Inc.                    39,900        1,319
-    Essex International, Inc.              55,800        1,318
     Health Care REIT, Inc.                 51,700        1,318
-    Smithfield Foods, Inc.                 43,200        1,318
     Meridian Industrial Trust, Inc. REIT   57,200        1,316
-    Serologicals Corp.                     40,800        1,316
-    BET Holdings Inc. Class A              20,900        1,315
-    Footstar Inc.                          27,400        1,315
     Caraustar Industries, Inc.             45,500        1,314
-    FileNET Corp.                          45,500        1,314
     Waddell & Reed Financial, Inc.         54,900        1,314
     AAR Corp.                              44,400        1,313
     AGCO Corp.                             63,800        1,312
     Washington REIT                        75,500        1,312
-    America West Holdings Corp.
       Class B                              45,900        1,311
-    Comfort Systems USA, Inc.              56,100        1,311
-    Hollywood Entertainment Corp.          96,671        1,311
     IDEX Corp.                             38,000        1,311
-    Covance, Inc.                          58,160        1,309
-    Claremont Technology Group, Inc.       48,800        1,308
-    INCYTE Pharmaceuticals, Inc.           38,300        1,307
-    Mentor Graphics Corp.                 123,600        1,306
     Rollins Truck Leasing                 105,462        1,305
     True North Communications              44,600        1,305
-    Metamor Worldwide, Inc.                37,050        1,304
     Presidential Life Corp.                61,000        1,304
-    Pairgain Technologies, Inc.            74,700        1,303
-    Paragon Health Network, Inc.           80,785        1,303
     Idaho Power Co.                        37,600        1,302
     Precision Castparts Corp.              24,400        1,302
-    RCN Corp.                              67,200        1,302
     Wellman, Inc.                          57,355        1,301
     Staten Island Bancorp, Inc.            57,100        1,299
     Rayonier Inc.                          28,200        1,297
     Trustco Bank                           49,284        1,294
     Coachmen Industries, Inc.              49,500        1,293
     Church & Dwight, Inc.                  39,900        1,292
-    Interim Services, Inc.                 40,200        1,291
     Merry Land & Investment Co.,
       Inc. REIT                            61,300        1,291
-    Vanstar Corp.                          88,600        1,290
     Arvin Industries, Inc.                 35,500        1,289
-    Barr Labs Inc.                         32,400        1,288
     Chateau Communities, Inc. REIT         44,812        1,288
     Valhi, Inc.                           123,400        1,288
-    ABR Information Services, Inc.         54,100        1,285
     Western Bancorp                        30,461        1,285
-    EEX Corp.                             137,000        1,284
-    Shopko Stores, Inc.                    37,755        1,284
     Houghton Mifflin Co.                   40,400        1,283
     MDU Resources Group, Inc.              35,950        1,283
-    Acxiom Corp.                           51,422        1,282
     Frontier Insurance Group, Inc.         56,750        1,280
-    Spelling Entertainment                136,400        1,279
     P.H. Glatfelter Co.                    80,800        1,278
     JDN Realty Corp. REIT                  40,100        1,278
     Bank North Group                       34,500        1,277
-    Sequa Corp. Class A                    19,100        1,275
     Queens County Bancorp, Inc.            29,198        1,274
     Nevada Power Co.                       49,452        1,273
     Fluke Corp.                            38,690        1,272
-    Wang Laboratories, Inc.                50,000        1,272
     Fund American Enterprise
       Holding Co.                           8,585        1,271
-    Andrx Corp.                            34,500        1,268
     TJ International, Inc.                 42,000        1,265
     Werner Enterprises, Inc.               66,375        1,265
-    Concentra Managed Care                 48,600        1,264
-    United Rentals, Inc.                   30,100        1,264
     Engineered Support Systems, Inc.       68,250        1,263
     GenCorp, Inc.                          50,000        1,263
-    Jacobs Engineering Group Inc.          39,300        1,263
     Enhance Financial Services
       Group, Inc.                          37,400        1,262
     Pioneer Group, Inc.                    47,900        1,260
-    Consolidated Products Inc.             59,596        1,259
     Hawaiian Electric Industries Inc.      31,735        1,259
     John H. Harland Co.                    74,300        1,258
-    Host Marriott Services Corp.           86,390        1,258
     Brenton Banks, Inc.                    61,525        1,257
-    Superior Consultant Holdings Corp.     29,100        1,255
     CCA Prison Realty Trust REIT           40,900        1,253
-    Cellstar Corp.                         96,800        1,252
-    DBT Online Inc.                        46,354        1,252
-    Wind River Systems                     34,861        1,251
-    CDW Computer Centers, Inc.             25,000        1,250
-    Dionex Corp.                           47,400        1,250
-    Sapient Corp.                          23,700        1,250
     CRIIMI MAE, Inc. REIT                  90,000        1,249
     Chelsea GCA Realty, Inc. REIT          31,200        1,248

---------------------------------------------------------------
                                                         MARKET
                                                         VALUE*
                                            SHARES        (000)
---------------------------------------------------------------
     Franchise Finance Corp. of
       America REIT                         48,100     $  1,248
     Quaker State Corp.                     75,900        1,243
-    Action Performance Cos., Inc.          38,500        1,239
-    Amerco, Inc.                           42,100        1,239
     Carpenter Technology Corp.             24,600        1,236
     Ryland Group, Inc.                     47,100        1,236
-    Physician Reliance Network, Inc.      107,800        1,233
-    Security Capital Group Inc.
       Class B                              46,300        1,233
     AGL Resources Inc.                     62,000        1,232
-    AirTran Holdings, Inc.                163,600        1,232
     Cato Corp. Class A                     70,800        1,232
     First Industrial Realty Trust REIT     38,700        1,231
-    Investment Technology Group, Inc.      44,700        1,229
     Sun Communities, Inc. REIT             37,100        1,229
-    Medicis Pharmaceutical Corp.           33,625        1,227
-    Pinnacle Systems, Inc.                 37,900        1,227
     Advanta Corp. Class A                  55,902        1,226
     Albany International Corp.             51,080        1,223
-    American Management
       Systems, Inc.                        40,825        1,222
     BRE Properties Inc. Class A REIT       46,900        1,222
-    Vail Resorts Inc.                      45,900        1,222
     Selective Insurance Group              54,500        1,221
     Albemarle Corp.                        55,302        1,220
     CenterPoint Properties Corp. REIT      36,900        1,220
-    Corn Products International, Inc.      36,000        1,220
     Talbots Inc.                           46,600        1,220
-    Houston Exploration Co.                53,100        1,218
     J.M. Smucker Co. Class A               49,100        1,218
-    Oxford Health Plan                     79,400        1,216
-    Vishay Intertechnology, Inc.           67,783        1,216
     United Illuminating Co.                24,000        1,215
     Universal Foods Corp.                  54,724        1,214
     HCC Insurance Holdings, Inc.           55,100        1,212
     JSB Financial                          20,699        1,212
     John Nuveen Co. Class A                30,543        1,212
     Alpharma, Inc. Class A                 55,034        1,211
     Ruby Tuesday, Inc.                     78,124        1,211
-    Novellus Systems, Inc.                 33,900        1,210
-    Zale Corp.                             38,000        1,209
     Regal-Beloit Corp.                     42,400        1,208
-    Vlasic Foods International, Inc.       60,000        1,208
-    Yellow Corp.                           65,100        1,208
     General Binding Corp.                  32,800        1,207
     Healthcare Realty Trust Inc.           44,300        1,207
     Irvine Apartment Communities,
       Inc. REIT                            41,700        1,207
-    Hyperion Software Corp.                42,300        1,206
-    Ralcorp Holdings, Inc.                 63,900        1,206
-    Transaction Systems
       Architects, Inc.                     31,300        1,205
     W.R. Berkley Corp.                     30,050        1,204
-    Amresco, Inc.                          41,300        1,203
-    Gilead Sciences, Inc.                  37,500        1,202
-    National Processing, Inc.             112,500        1,202
     Oneida Ltd.                            39,233        1,202
-    Genrad, Inc.                           60,812        1,201
-    First Federal Financial Corp.          23,075        1,200
-    Informix Corp.                        151,800        1,200
     Jefferson Savings Bancorp, Inc.        38,400        1,200
     Lance, Inc.                            53,641        1,200
     Brooke Group Ltd.                     106,600        1,199
-    Metromedia International
       Group, Inc.                         100,400        1,199
-    UICI                                   44,000        1,199
-    Veritas DGC Inc.                       24,000        1,199
-    Biomatrix, Inc.                        29,167        1,196
     Bradley Real Estate Inc. REIT          56,637        1,196
-    Avant! Corp.                           48,290        1,195
-    Acuson Corp.                           65,638        1,194
     E.W. Blanch Holdings, Inc.             32,500        1,194
     Zenith National Insurance Corp.        42,360        1,194
-    National Instruments Corp.             33,350        1,192
-    Coventry Health Care Inc.              80,100        1,191
-    Thermo Fibertek, Inc.                 115,500        1,191
     Citizens Banking Corp.                 35,400        1,190
-    Sunglass Hut International, Inc.      107,574        1,190
     Varian Associates, Inc.                30,500        1,190
-    Mid Atlantic Medical
       Services, Inc.                      103,400        1,189
     Wabash National Corp.                  46,100        1,187
-    ContiFinancial Corp.                   51,300        1,186
     Hancock Holding Co.                    22,385        1,186
-    MAXIMUS, Inc.                          41,200        1,185
-    Pharmaceutical Product
       Development, Inc.                    53,883        1,185
     H.B. Fuller Co.                        21,350        1,184
-    SPX Corp.                              18,391        1,184
     Weingarten Realty Investors REIT       28,300        1,183
     Telxon Corp.                           36,500        1,182
-    Hyperion Telecommunications,
       Inc. Class A                         75,300        1,181
-    Ryan's Family Steak Houses, Inc.      115,100        1,180
-    Alaska Air Group, Inc.                 21,600        1,179
-    Continental Materials Corp.            33,100        1,179
-    Sepracor Inc.                          28,400        1,179
-    Alternate Living Services, Inc.        43,600        1,177
-    CSG Systems International, Inc.        25,100        1,177
-    Delphi Financial Group, Inc.           20,900        1,177
     Koger Equity, Inc. REIT                58,300        1,177
     Nordson Corp.                          25,040        1,177
-    PEC Israel Economic Corp.              49,300        1,177
-    Trammell Crow Co.                      35,200        1,177
     UST Corp.                              44,400        1,177
     Developers Diversified Realty
       Corp. REIT                           30,000        1,176
     Lilly Industries Inc. Class A          54,388        1,176
     Mentor Corp.                           48,515        1,176
     Rollins, Inc.                          57,300        1,175
-    AnnTaylor Stores Corp.                 55,400        1,174
     TIG Holdings, Inc.                     51,000        1,173
-    United International Holdings,
       Inc. Class A                         73,239        1,172
-    White River                            12,942        1,171
-    Heller Financial, Inc.                 39,000        1,170
-    Immune Response                        77,983        1,170
     Eastern Utilities Associates           44,481        1,168
     Apogee Enterprises, Inc.               76,200        1,167
     AREA Bancshares Corp.                  34,325        1,167
     Oshkosh B Gosh, Inc. Class A           26,200        1,166

---------------------------------------------------------------
                                                         MARKET
                                                         VALUE*
EXTENDED MARKET PORTFOLIO                   SHARES        (000)
---------------------------------------------------------------
     Minerals Technologies, Inc.            22,900     $  1,165
-    El Paso Electric Co.                  126,666        1,164
-    MRV Communications Inc.                56,114        1,164
     Borg-Warner Automotive, Inc.           24,200        1,163
-    GST Telecommunications Inc.            80,500        1,162
     John Alden Financial Corp.             52,800        1,162
     Clarcor Inc.                           55,300        1,161
-    Magellan Health Services, Inc.         45,700        1,160
     United Cos. Finance Corp.              74,209        1,160
     US Bancorp, Inc.                       15,000        1,160
-    Calpine Corp.                          57,400        1,159
-    Structural Dynamics
       Research Corp.                       50,055        1,158
     Tremont Corp.                          20,609        1,158
     The Trust Co. of New Jersey            42,900        1,158
-    Alexander's, Inc.                      13,000        1,157
-    Littelfuse, Inc.                       45,800        1,156
     Circle International Group, Inc.       41,200        1,154
-    IHOP Corp.                             27,900        1,154
-    Sola International, Inc.               35,300        1,154
     Walden Residential Properties,
       Inc. REIT                            47,100        1,154
-    Cognex Corp.                           62,350        1,153
-    PETsMART, Inc.                        115,200        1,152
     Sotheby's Holdings Class A             51,500        1,152
-    Micron Electronics, Inc.               95,300        1,150
-    Triarc Cos., Inc. Class A              52,400        1,150
     Geon Co.                               50,100        1,149
-    Linens 'n Things, Inc.                 37,600        1,149
     Charles E. Smith Residential
       Realty, Inc. REIT                    35,900        1,149
-    Lands' End, Inc.                       36,300        1,148
     Norrell Corp.                          57,600        1,148
-    UniCapital Corp.                       60,000        1,148
     Invacare Corp.                         44,743        1,147
-    Micro Warehouse Inc.                   74,000        1,147
     AK Steel Corp.                         64,100        1,146
-    WetSeal, Inc. Class A                  35,800        1,146
     Cabot Oil & Gas Corp. Class A          57,264        1,145
     Equitable Resources, Inc.              37,550        1,145
     Washington Gas Light Corp.             42,802        1,145
     General Cable Corp.                    39,600        1,143
     Gerber Scientific, Inc.                50,200        1,142
     Ruddick Corp.                          63,000        1,142
     St. Paul Bancorp, Inc.                 50,555        1,142
-    Technology Solutions Co.               36,031        1,142
-    Station Casinos, Inc.                  77,600        1,140
-    Just for Feet, Inc.                    39,924        1,138
-    Papa John's International, Inc.        28,850        1,138
-    Cable Design Technologies              55,072        1,136
     Felcor Suite Hotels, Inc. REIT         36,200        1,136
-    IVAX Corp.                            122,800        1,136
-    Personnel Group of America, Inc.       56,796        1,136
     Roper Industries Inc.                  43,500        1,136
     Citizens Bancshares, Inc.              34,400        1,135
     Del Webb Corp.                         43,700        1,133
     Florida Rock Industries, Inc.          38,800        1,132
     First Citizens BancShares Class A      11,300        1,131
     Penncorp Financial Group Inc.          55,100        1,130
     Price Enterprises, Inc.                61,500        1,130
-    Eagle Hardware & Garden, Inc.          48,800        1,129
-    McMoRan Oil and Gas                   265,329        1,128
     Alumax, Inc.                           24,310        1,127
     Myers Industries, Inc.                 46,971        1,127
-    Avid Technology, Inc.                  33,600        1,126
     Sierra Pacific Resources               31,000        1,126
     Standard Products Co.                  40,050        1,126
     Wolverine World Wide, Inc.             51,904        1,126
-    Applied Graphics
       Technologies, Inc.                   24,600        1,125
-    Bio-Rad Laboratories, Inc.
       Class A                              36,747        1,125
-    Collins & Aikman Corp.                151,200        1,125
     Federal Signal Corp.                   46,237        1,124
     NBT Bancorp, Inc.                      44,310        1,124
-    Paxar Corp.                            97,700        1,124
-    Learning Tree International, Inc.      55,800        1,123
     Stewart & Stevenson
       Services, Inc.                       62,382        1,123
-    The Dress Barn, Inc.                   45,100        1,122
-    Sensormatic Electronics Corp.          80,061        1,121
-    Electronics for Imaging, Inc.          53,000        1,120
     First Hawaiian, Inc.                   30,800        1,120
-    Access Health Marketing, Inc.          43,883        1,119
     Earthgrains Co.                        20,000        1,118
     Justin Industries, Inc.                69,300        1,117
-    Westwood One, Inc.                     44,300        1,117
-    Wisconsin Central
       Transportation Corp.                 51,000        1,116
     Summit Properties, Inc. REIT           58,900        1,115
     TNP Enterprises, Inc.                  36,100        1,115
     Lincoln Electric Holdings              50,352        1,114
-    Datastream Systems, Inc.               58,300        1,111
     Modine Manufacturing Co.               32,100        1,111
     Lawter International Inc.             102,054        1,110
-    Burr-Brown Corp.                       52,800        1,109
     CalMat Co.                             50,400        1,109
-    Detroit Diesel Corp.                   51,422        1,109
     ChemFirst Inc.                         43,900        1,108
-    Inacom Corp.                           34,896        1,108
     Berkshire Realty Co., Inc. REIT        94,600        1,106
     Mid-America Bancorp                    34,160        1,106
     A.T. Cross Co. Class A                 74,300        1,105
-    DSP Communications, Inc.               80,300        1,104
     Devon Energy Corp.                     31,600        1,104
-    ONSALE, Inc.                           44,600        1,104
-    Acceptance Insurance Cos. Inc.         44,900        1,103
-    Chicago Title Corp.                    23,874        1,103
-    Photronics Labs Inc.                   49,996        1,103
     Mid-America Apartment
       Communities, Inc. REIT               41,900        1,102
-    Dal-Tile International Inc.           112,200        1,101
-    Fritz Cos., Inc.                       82,300        1,101
     Longview Fibre Co.                     77,270        1,101
     USFreightways Corp.                    33,500        1,100
-    Prime Hospitality Corp.                63,000        1,099
-    Santa Fe Energy Resources, Inc.       102,268        1,099
     Chiquita Brands International, Inc.    78,065        1,098
-    PanAmSat Corp.                         19,300        1,098
     American General Hospitality
       Corp. REIT                           51,600        1,097
-    PharMerica, Inc.                       90,926        1,097

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
---------------------------------------------------------------
                                                         MARKET
                                                         VALUE*
                                            SHARES        (000)
---------------------------------------------------------------
     Phillips-Van Heusen Corp.              74,393     $  1,097
     International Multifoods Corp.         39,869        1,096
     Prentiss Properties Trust REIT         45,100        1,096
-    Diamond Technology Partners Inc.       36,190        1,095
-    Handleman Co.                          95,000        1,093
     Nationwide Health Properties, Inc.     45,800        1,093
     New England Business
       Service, Inc.                        33,900        1,093
     Central Hudson Gas &
       Electric Corp.                       23,800        1,092
     Evergreen Bancorp, Inc.                37,900        1,092
-    Nautica Enterprises Inc.               40,737        1,092
-    Kent Electronics Corp.                 59,600        1,091
-    Coach USA, Inc.                        23,900        1,090
-    Nuevo Energy Co.                       33,900        1,089
-    Human Genome Sciences, Inc.            30,500        1,088
     Northwestern Corp.                     43,500        1,088
-    PictureTel Corp.                      117,600        1,088
     Pillowtex Designs                      27,111        1,088
     Stone & Webster, Inc.                  27,400        1,086
-    Extended Stay America, Inc.            96,400        1,085
     Health Care Properties Investors       30,100        1,085
-    Haemonetics Corp.                      67,700        1,083
     Citizens Corp.                         34,500        1,080
-    Tower Automotive, Inc.                 25,200        1,080
-    Speedway Motorsports, Inc.             42,200        1,079
     Watts Industries Class A               51,700        1,079
-    Cadiz Land Co., Inc.                   93,200        1,078
-    Maxxam Inc.                            19,000        1,078
-    Security First Network Bank            72,088        1,077
-    Affymetrix, Inc.                       44,700        1,076
     Quanex Corp.                           35,500        1,076
-    Atwood Oceanics, Inc.                  27,000        1,075
-    ThermoLase Corp.                      148,300        1,075
-    Bristol Hotel Co.                      43,850        1,074
-    Intergraph Corp.                      125,400        1,074
-    Manugistics Group, Inc.                43,400        1,074
-    PhyCor, Inc.                           64,825        1,074
-    DuPont Photomasks, Inc.                31,100        1,073
     Commercial Metals Co.                  34,866        1,072
     First Brands Corp.                     41,800        1,071
-    North American Vaccine, Inc.           69,100        1,071
     J. Baker, Inc.                         92,509        1,070
     Richfood Holdings, Inc.                51,700        1,070
-    Avondale Industries, Inc.              38,700        1,068
     Orange & Rockland Utilities, Inc.      19,900        1,068
     Prime Bancorp Inc.                     43,164        1,068
     RFS Hotel Investors, Inc. REIT         56,200        1,068
-    Renaissance Worldwide, Inc.            49,100        1,068
     Stewart Information
       Services Corp.                       22,000        1,068
-    Western Wireless Corp.                 53,500        1,067
     Dreyer's Grand Ice Cream, Inc.         52,900        1,065
-    Parker Drilling Co.                   150,800        1,065
     RPC Inc.                               85,200        1,065
-    Shorewood Packaging Corp.              67,050        1,064
     Pacific Gulf Properties, Inc. REIT     49,800        1,061
-    Swift Transportation Co., Inc.         53,550        1,061
     Security Capital Atlantic, Inc. REIT   47,525        1,060
-    Southern Pacific Funding Corp.         67,600        1,060
     Arrow International, Inc.              38,600        1,059
     Sovran Self Storage, Inc. REIT         37,500        1,059
     Wallace Computer Services, Inc.        44,600        1,059
-    Aphton Corp.                           63,561        1,057
-    Walter Industries, Inc.                55,800        1,057
     Dexter Corp.                           33,200        1,056
     Bedford Property Investors,
       Inc. REIT                            57,800        1,055
-    Western Digital Corp.                  89,300        1,055
     Florida East Coast Railway Co.         36,000        1,053
-    Seagull Energy Corp.                   63,600        1,053
-    Avis Rent A Car, Inc.                  42,500        1,052
-    Remedy Corp.                           61,900        1,052
     Republic Bancorp, Inc.                 55,708        1,051
     Piedmont Natural Gas, Inc.             31,214        1,050
     Community Trust Bancorp Inc.           31,560        1,049
     Sanderson Farms, Inc.                  71,050        1,048
     UMB Financial Corp.                    21,162        1,048
-    Vantive Corp.                          51,100        1,048
     Vintage Petroleum, Inc.                55,500        1,048
     First Federal Capital Corp.            58,300        1,046
-    GT Interactive Software Corp.         138,900        1,046
-    Kaiser Aluminum &
       Chemical Corp.                      109,300        1,045
     Skyline Corp.                          32,000        1,044
     Anchor Bancorp Wisconsin Inc.          26,700        1,043
-    DVI, Inc.                              40,900        1,043
-    LAM Research Corp.                     54,535        1,043
     Western Gas Resources, Inc.            71,300        1,043
     Brown Group, Inc.                      52,406        1,042
     Cash America International Inc.        68,310        1,042
     Reliance Bancorp, Inc.                 27,200        1,042
-    Acclaim Entertainment Inc.            175,300        1,041
     Tyler Corp.                           100,900        1,041
-    SITEL Corp.                           157,000        1,040
     Whitney Holdings                       20,500        1,040
     West Co., Inc.                         36,700        1,039
-    United Video Satellite Group, Inc.     26,200        1,038
     Arch Coal, Inc.                        41,700        1,037
     Gaylord Entertainment Co. Class A      32,157        1,037
-    Marquette Medical Systems Inc.         40,400        1,037
-    Intersolv                              64,500        1,036
     R.L.I. Corp.                           25,450        1,036
     WSFS Financial Corp.                   50,500        1,035
-    Magnatek                               65,500        1,032
-    ACX Technologies Inc.                  47,400        1,031
     NCH Corp.                              16,100        1,031
-    C-Cube Microsystems, Inc.              55,500        1,030
-    Education Management Corp.             31,300        1,029
     Ferro Corp.                            40,662        1,029
-    International Technology              108,208        1,028
-    Revlon, Inc. Class A                   20,000        1,028
-    Vertex Pharmaceuticals, Inc.           45,700        1,028
-    Arcadia Financial Ltd.                135,800        1,027
-    Clarify, Inc.                          76,100        1,027
     Alliance Bancorp Inc.                  42,942        1,025
     BancorpSouth, Inc.                     48,800        1,025
-    PSS World Medical, Inc.                70,100        1,025
     National Health Investors REIT         30,900        1,024
-    On Assignment, Inc.                    29,300        1,024
-    Optical Cable Corp.                   102,400        1,024
-    Ventas, Inc.                           74,165        1,024

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
----------------------------------------------------------------------------------------
                                                                                  MARKET
                                                                                  VALUE*
EXTENDED MARKET PORTFOLIO                                            SHARES        (000)
----------------------------------------------------------------------------------------
-    First Republic Bank                                             28,300     $  1,022
-    Cuno Inc.                                                       47,200        1,021
-    ISIS Pharmaceuticals, Inc.                                      74,574        1,021
-    Southland Corp.                                                371,100        1,021
-    Datascope Corp.                                                 38,400        1,020
-    Dialogic Corp.                                                  34,300        1,020
     Tejon Ranch Co.                                                 38,500        1,020
-    Conmed Corp.                                                    44,300        1,019
-    Teletech Holdings Inc.                                          83,200        1,019
-    Franklin Covey Co.                                              52,900        1,018
     Pogo Producing Co.                                              40,500        1,018
     Merrill Corp.                                                   46,100        1,017
-    Dura Pharmaceuticals, Inc.                                      45,414        1,016
-    Aftermarket Technology Corp.                                    53,900        1,011
     Curtiss-Wright Corp.                                            25,800        1,011
-    Cymer, Inc.                                                     62,720        1,011
-    Mail-Well, Inc.                                                 46,600        1,011
     SEI Corp.                                                       16,300        1,011
     EastGroup Properties, Inc. REIT                                 50,300        1,009
-    Insurance Auto Auctions, Inc.                                   71,400        1,009
     Ballard Medical Products                                        55,866        1,006
     IRT Property Co. REIT                                           91,300        1,004
     Kimball International, Inc. Class B                             55,400        1,004
-    Gibson Greetings, Inc.                                          40,100        1,003
-    Scott Technologies, Inc. Class A                                68,600        1,003
     SIG Corp.                                                       31,281        1,003
-    Synetic, Inc.                                                   17,600        1,003
-    UniSource Energy Corp.                                          63,700        1,003
-    Airgas, Inc.                                                    69,700        1,002
-    Grey Wolf, Inc.                                                314,400        1,002
     NSS Bancorp, Inc.                                               17,900        1,002
-    Metrocall, Inc.                                                165,100        1,001
-    PageMart Wireless, Inc.                                        110,500        1,001
     Alexandria Real Estate Equities,
       Inc. REIT                                                     33,300          997
     Applied Power, Inc.                                             29,000          997
-    Castle & Cooke Inc.                                             52,433          996
-    Dave & Busters                                                  40,060          996
     Public Service Co. of New Mexico                                43,920          996
-    M.S. Carriers Inc.                                              36,700          995
-    NBTY, Inc.                                                      54,100          994
-    Scios, Inc.                                                    111,868          993
     Elcor Corp.                                                     39,300          992
-    Perrigo Co.                                                     98,600          992
-    Ardent Software, Inc.                                           72,000          990
-    InterVoice, Inc.                                                55,787          990
     Banta Corp.                                                     32,025          989
-    Marine Drilling Co., Inc.                                       61,700          987
-    Genlyte Group, Inc.                                             37,200          986
     Innkeepers USA Trust REIT                                       78,100          986
     Maryland Federal Bancorp                                        24,878          986
     OM Group, Inc.                                                  23,900          986
-    Nortek, Inc.                                                    31,952          983
     Aames Financial Corp.                                           71,400          982
-    Adtran, Inc.                                                    37,600          982
-    Applied Analytical Industries, Inc.                             68,300          982
     Diagnostic Products Corp.                                       34,077          982
     LTV Corp.                                                      102,723          982
     Mitchell Energy & Development
       Corp. Class A                                                 49,100          982
     Roslyn Bancorp, Inc.                                            44,000          982
-    Boise Cascade Office
       Products Corp.                                                63,276          981
     Merchants New York
     Bancorporation                                                  26,500          981
-    Tel-Save Holdings, Inc.                                         66,500          981
-    Gaylord Container Corp.                                        127,500          980
     BancFirst Corp.                                                 21,050          979
-    Checkpoint Systems, Inc.                                        69,326          979
     Genovese Drug Stores, Inc.
       Class A                                                       49,889          979
-    Marshall Industries                                             35,872          978
     Russ Berrie, Inc.                                               39,100          978
-    AmeriTrade Holding Corp.                                        36,200          977
-    Arbor Software Corp.                                            31,000          975
-    Secure Computing Corp.                                          98,600          974
     W.H. Brady Class A                                              35,000          973
-    Kronos, Inc.                                                    26,850          973
     Flushing Financial Corp.                                        34,100          972
     Applied Industrial Technology, Inc.                             47,150          970
-    Hayes Lemmerz International, Inc.                               24,400          970
     The Toro Co.                                                    28,300          969
-    Esterline Technologies Corp.                                    47,010          967
-    Fairfield Communities, Inc.                                     50,400          967
     Aquarion Co.                                                    28,249          966
     Breed Technological Inc.                                        63,100          966
     Mississippi Chemical Corp.                                      58,755          966
-    Network Equipment
       Technologies, Inc.                                            61,547          966
-    National R. V. Holdings, Inc.                                   21,382          965
     Claire's Stores, Inc.                                           47,000          964
     Puerto Rican Cement Co., Inc.                                   20,400          964
-    Thermedics, Inc.                                                77,900          964
-    Fairchild Corp.                                                 47,700          963
-    Nine West Group, Inc.                                           35,900          963
-    Sinclair Broadcast Group, Inc.                                  33,500          963
     Standex International Corp.                                     32,500          963
-    American Tower Corp. Class A                                    38,400          958
     Baldwin & Lyons, Inc. Class B                                   41,200          958
-    J & J Snack Foods Corp.                                         45,900          958
-    M&F Worldwide Corp.                                             96,400          958
-    Basin Exploration Inc.                                          54,298          957
-    Offshore Logistics, Inc.                                        53,900          957
     PCA International, Inc.                                         37,898          957
-    Read Rite Corp.                                                105,569          957
     Sodexho Marriott Services, Inc.                                 33,000          957
     Bassett Furniture Industries, Inc.                              33,900          956
-    Billing Concepts Corp.                                          61,672          956
-    VIASOFT, Inc.                                                   59,052          956
-    NeXstar Pharmaceuticals Inc.                                    95,791          955
     Sunbeam Corp.                                                   92,000          955
-    Aavid Thermal Technologies                                      32,600          954
-    Bluegreen Corp.                                                108,240          954
-    Silicon Valley Group, Inc.                                      59,400          954
-    Ultratech Stepper, Inc.                                         48,300          954
     A.M. Castle & Co.                                               43,325          953
-    Federated Investors, Inc.                                       51,500          953
     NYMAGIC, Inc.                                                   34,800          953
     Calgon Carbon Corp.                                             95,800          952
-    Applied Magnetics Corp.                                        124,700          951
-    ITI Technologies, Inc.                                          33,600          951
-    Able Telcom Holding Corp.                                       52,800          950

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
------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
-   Input/Output, Inc.                                          53,300              $  949
-   Medaphis Corp.                                             158,100                 949
-   Sun Healthcare Group, Inc.                                  64,900                 949
    United National Bancorp                                     32,423                 948
    Blair Corp.                                                 29,600                 947
-   System Software Associates, Inc.                           132,850                 947
-   Hecla Mining Co.                                           177,800                 945
-   Bush Boake Allen, Inc.                                      32,200                 944
    F & M Bancorp                                               21,185                 944
-   Protein Design Labs                                         39,200                 944
-   Glenayre Technologies, Inc.                                 87,712                 943
-   U.S. Satellite Broadcasting Co.,
      Inc. Class A                                              80,700                 943
-   QRS Corp.                                                   25,000                 941
-   Tesoro Petroleum Corp.                                      59,300                 941
    Town & Country Trust REIT                                   56,800                 941
    Wicor, Inc.                                                 40,700                 941
-   Thermotrex Corp.                                            54,900                 940
-   Vencor, Inc.                                               129,665                 940
    Storage USA, Inc. REIT                                      26,800                 938
-   TransMontaigne Oil Co.                                      63,000                 937
    Southwest Gas Corp.                                         38,200                 934
-   Vicor Corp.                                                 67,281                 934
    Associated Estates Realty
      Corp. REIT                                                49,900                 933
    M.A. Hanna Co.                                              50,975                 933
-   VLSI Technology, Inc.                                       55,600                 933
-   Volt Information Sciences Inc.                              34,400                 933
-   Cree Research, Inc.                                         62,100                 932
-   MEMC Electronic Materials, Inc.                             89,800                 932
-   Avatar Holding, Inc.                                        33,400                 931
-   Credence Systems Corp.                                      49,000                 931
-   National Beverage Corp.                                     85,540                 930
-   Halter Marine Group, Inc.                                   61,693                 929
    National Presto Industries, Inc.                            23,863                 929
-   American Freightways                                        92,800                 928
    City Holding Co.                                            19,950                 928
    Midas Inc.                                                  46,133                 928
    Boykin Lodging Co. REIT                                     42,700                 926
-   Delta Financial Corp.                                       50,400                 926
-   Earthshell Corp.                                            95,000                 926
      BSB Bancorp, Inc.                                         30,544                 924
-   Credit Acceptance Corp.                                    108,700                 924
-   International Rectifier Corp.                              108,700                 924
-   Polo Ralph Lauren Corp.                                     33,000                 924
    Arnold Industries, Inc.                                     62,600                 923
-   Mycogen Corp.                                               38,400                 923
    Prime Retail, Inc. REIT                                     77,300                 923
-   Agouron Pharmaceuticals, Inc.                               30,400                 922
    Simmons First National                                      19,400                 922
    Badger Meter, Inc.                                          26,000                 921
-   Vistana, Inc.                                               50,125                 921
-   Coherent, Inc.                                              53,646                 920
    Chartwell Re Corp.                                          31,210                 919
    Pennsylvania Enterprises Inc.                               34,100                 919
-   Franklin Bancorporation, Inc.                               39,075                 918
    Andover Bancorp, Inc.                                       26,775                 917
    National Bankcorp of Alaska Inc.                            29,700                 917
    Penford Corp.                                               30,309                 917
-   Piercing Pagoda, Inc.                                       25,300                 917
-   American Oncology
      Resources, Inc.                                           75,000                 916
-   Kulicke & Soffa Industries, Inc.                            53,900                 916
-   Sanchez Computer
      Associates, Inc.                                          44,950                 916
    Oriental Financial Group                                    24,725                 912
-   BISYS Group, Inc.                                           22,200                 910
-   C-COR Electronics, Inc.                                     47,900                 910
    Lawson Products, Inc.                                       35,350                 910
-   National City Bancorporation                                27,366                 910
    TCBY Enterprises, Inc.                                      99,000                 910
-   Boyd Gaming Corp.                                          158,000                 909
-   NPC International Class A                                   74,100                 908
    Optical Coating Laboratory, Inc.                            47,485                 908
-   Chico's Fas, Inc.                                           58,486                 907
-   Global Motorsport Group Inc.                                43,300                 907
-   Oceaneering International, Inc.                             51,100                 907
-   The Sports Authority, Inc.                                  60,700                 907
    Imperial Holly Corp.                                       100,002                 906
    Peoples Bancorp, Inc.                                       90,599                 906
    IBS Financial Corp.                                         47,625                 905
-   Forcenergy Inc.                                             50,726                 904
-   McWorter Technologies Inc.                                  34,200                 904
-   SPSS, Inc.                                                  38,900                 904
    IMCO Recycling, Inc.                                        48,800                 903
    New Jersey Resources Corp.                                  25,300                 903
-   Carmike Cinemas, Inc. Class A                               33,500                 902
-   TCI Satellite Entertainment, Inc.
      Class A                                                  153,577                 902
-   Allen Telecom Inc.                                          77,540                 901
-   Ascent Entertainment Group, Inc.                            80,963                 901
    Plenum Publishing Corp.                                     12,300                 901
    United Water Resources, Inc.                                50,044                 901
    XTRA Corp.                                                  14,900                 901
    Getty Realty Holding Corp.                                  46,432                 900
-   Consolidated Capital Corp.                                  40,000                 899
    Luby's Cafeterias, Inc.                                     51,200                 899
    MECH Financial, Inc.                                        31,000                 899
-   Timberland Co.                                              12,500                 899
    Trinet Corporate Realty Trust,
      Inc. REIT                                                 26,400                 898
    Air Express International Corp.                             33,550                 897
-   Consolidated Freightways Corp.                              64,350                 897
-   Laboratory Corp. of America                                387,844                 897
    Morrison Health Care Inc.                                   47,141                 896
-   ABT Building Products Corp.                                 52,000                 894
    Exide Corp.                                                 53,100                 893
-   InterVU Inc.                                                59,500                 893
    Allied Products Corp.                                       42,101                 892
    Dames & Moore Group                                         69,300                 892
    Northwest Natural Gas Co.                                   31,900                 892
-   Apria Healthcare                                           132,880                 889
    Olsten Corp.                                                79,430                 889
-   Jan Bell Marketing Inc.                                    136,600                 888
    Protection One, Inc.                                        81,200                 888
    Indiana Energy, Inc.                                        29,700                 887
-   Ace Cash Express, Inc.                                      51,350                 886
-   Burlington Industries, Inc.                                 62,900                 885
-   DecisionOne Holdings Corp.                                  44,229                 885
-   Sunrise Medical, Inc.                                       59,000                 885
-   Berlitz International, Inc.                                 32,726                 884

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
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                                                                                    MARKET
                                                                                    VALUE*
EXTENDED MARKET PORTFOLIO                                       SHARES               (000)
------------------------------------------------------------------------------------------
-   Consolidated Cigar Holdings Inc.                            72,200              $  884
-   URS Corp.                                                   51,958                 883
    Aceto Corp.                                                 54,262                 882
-   Phoenix International Ltd., Inc.                            54,200                 881
-   Spyglass, Inc.                                              77,000                 881
-   Canandaigua Brands, Inc. Class A                            17,900                 880
    Cleveland-Cliffs Iron Co.                                   16,400                 879
-   Mesa Air Group Inc.                                        108,200                 879
    Saul Centers, Inc. REIT                                     50,800                 879
-   Catalina Marketing Corp.                                    16,900                 878
    Pennfed Financial Services, Inc.                            53,000                 878
-   Homestead Village, Inc.                                     73,770                 876
-   Plexus Corp.                                                44,100                 876
    South Jersey Industries, Inc.                               31,684                 875
-   Gensia Sicor Inc.                                          218,607                 874
-   LTX Corp.                                                  177,912                 873
    LabOne Inc.                                                 52,500                 873
-   NCO Group, Inc.                                             39,700                 873
    Crown Crafts, Inc.                                          56,740                 872
-   Aviall Inc.                                                 63,600                 871
-   Microtouch Systems, Inc.                                    46,901                 871
-   Tuboscope Inc.                                              44,100                 871
-   Long Beach Financial Corp.                                  79,100                 870
    Pittston BAX Group                                          55,900                 870
    L. S. Starrett Co. Class A                                  22,000                 869
-   Xoma Corp.                                                 180,544                 869
-   Aerial Communications Inc.                                 138,800                 868
-   Wall Data Inc.                                              54,200                 867
    Brush Wellman, Inc.                                         42,100                 866
-   Cable Michigan, Inc.                                        22,200                 866
    Berry Petroleum Class A                                     66,500                 865
    Dallas Semiconductor Corp.                                  27,900                 865
    Bandag, Inc.                                                22,162                 864
    Merchants Bancshares, Inc.                                  25,500                 864
-   Egghead.com, Inc.                                          102,169                 862
-   N2K Inc.                                                    43,900                 862
    Stride Rite Corp.                                           57,200                 862
-   Swift Energy Co.                                            54,079                 862
    First Palm Beach Bancorp                                    19,800                 861
    Medford Bancorp, Inc.                                       21,001                 861
    Granite State Bankshares, Inc.                              30,850                 860
-   Aztar Corp.                                                125,900                 858
-   Simula, Inc.                                                52,200                 858
-   Bel Fuse, Inc.                                              38,500                 857
    Knape & Vogt Manufacturing Co.                              38,062                 856
    Chemed Corp.                                                25,100                 855
-   Commonwealth Telephone
      Enterprises, Inc.                                         32,400                 855
-   Echelon International Corp., Inc.                           32,500                 855
-   Integrated Systems, Inc.                                    55,600                 855
    Vital Signs, Inc.                                           46,864                 855
-   Thermo Cardiosystems Inc.                                   37,550                 854
    UGI Corp. Holding Co.                                       34,346                 854
-   HMT Technology Corp.                                       101,700                 852
    Holly Corp.                                                 33,100                 852
    Cilcorp, Inc.                                               17,700                 850
-   Healthcare Services Group, Inc.                             53,476                 849
    Omega Financial Corp.                                       23,500                 849
-   Royal Appliance
      Manufacturing Co.                                        135,500                 847
    HEICO Corp.                                                 31,928                 846
    Vesta Insurance Group, Inc.                                 39,700                 846
-   Pacific Gateway Exchange, Inc.                              21,100                 845
-   Summit Technology, Inc.                                    155,450                 845
-   Whittaker Corp.                                             63,600                 843
-   Biotechnology General                                      118,700                 842
    Suffolk Bancorp                                             25,900                 842
-   American Mobile Satellite
      Corp., Inc.                                               86,300                 841
-   Lo-Jack Corp.                                               67,600                 841
-   Miravant Medical Technology                                 38,000                 840
    Kaman Corp. Class A                                         44,100                 839
-   Mark VII, Inc.                                              46,600                 839
-   Metal Management, Inc.                                      78,500                 839
    CPI Corp.                                                   35,200                 838
    Angelica Corp.                                              39,800                 836
-   Einstein/Noah Bagel Corp.                                  180,700                 836
    Universal Health Realty Income                              41,800                 836
    World Fuel Services Corp.                                   48,313                 836
-   Nashua Corp.                                                53,400                 834
    Ameron International Corp.                                  14,400                 833
-   Hexcel Corp.                                                36,800                 833
    Independent Bank Corp.                                      43,000                 833
-   Integrated Systems Consulting
      Group Inc.                                                60,617                 833
-   Data Broadcasting Corp.                                    130,456                 832
    Intermet Corp.                                              45,900                 832
    Ethyl Corp.                                                135,604                 831
-   Primadonna Resorts, Inc.                                    57,938                 831
-   Vincam Group, Inc.                                          42,300                 830
-   Global Industrial Technologies, Inc.                        57,700                 829
-   QLogic Corp.                                                23,200                 828
    Cascade Bancorp                                             25,930                 827
-   SeaMED Corp.                                                46,500                 825
    Deb Shops, Inc.                                             95,500                 824
    Enesco Group, Inc.                                          26,800                 824
-   Journal Register Co.                                        49,200                 824
    Lab Holdings, Inc.                                          35,500                 823
-   Digi International, Inc.                                    40,450                 819
    St. John Knits, Inc.                                        21,200                 819
-   General Semiconductor, Inc.                                 82,850                 818
    Schweitzer-Mauduit
      International, Inc.                                       28,200                 818
-   Strategic Distribution, Inc.                               148,700                 818
-   Precision Response Corp.                                   102,100                 817
    Collagen Corp.                                              45,003                 816
    Jefferies Group, Inc.                                       19,900                 816
    Shelby Williams Industries, Inc.                            54,400                 816
    First Coastal Bankshares, Inc.                              44,050                 815
-   Drexler Technology Corp.                                    57,111                 814
    Sbarro, Inc.                                                29,991                 814
    Warren Bancorp, Inc.                                        61,400                 814
-   Frontier Oil Corp.                                         101,600                 813
    Brandywine Realty Trust REIT                                36,300                 812
    Haven Bancorp, Inc.                                         31,700                 812
-   Caribiner International, Inc.                               46,300                 810
-   Liposome Co., Inc.                                         149,739                 810
-   American Safety Razor Co.                                   55,300                 809
    PMC Capital, Inc.                                           58,800                 809
-   Rogers Corp.                                                24,500                 809
-   WavePhore, Inc.                                             70,000                 809
-   Right Management Consultants                                59,800                 807

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
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                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
-   Zoran Corp.                                                 63,900              $  807
    BostonFed Bancorp, Inc.                                     34,500                 806
    St. Francis Capital Corp.                                   20,800                 806
-   Cameron Ashley
      Building Products                                         47,700                 805
-   Objective Systems
      Integrators, Inc.                                        109,100                 805
-   Park-Ohio Holdings Corp.                                    43,509                 805
-   SOS Staffing Services, Inc.                                 45,800                 804
-   INSO Corp.                                                  58,700                 803
-   S3, Inc.                                                   158,700                 803
-   BioCryst Pharmaceuticals, Inc.                             102,500                 801
-   LECG, Inc.                                                  53,400                 801
    Progressive Bank, Inc.                                      20,500                 801
-   Choice Hotel International, Inc.                            59,000                 800
-   Echo Bay Mines Ltd.                                        355,600                 800
-   Object Design, Inc.                                        133,400                 800
-   CHS Electronics, Inc.                                       44,700                 799
    Hancock Fabrics, Inc.                                       63,900                 799
    LeaRonal Inc.                                               33,450                 799
-   Peapod, Inc.                                               133,200                 799
-   Schein Pharmaceutical, Inc.                                 30,000                 799
-   Pride International Inc.                                    47,100                 798
-   ESS Technology, Inc.                                       170,100                 797
-   National Techteam, Inc.                                     79,700                 797
-   Shiva Corp.                                                 94,900                 795
-   Software Spectrum, Inc.                                     39,200                 794
    Virco Manufacturing Corp.                                   35,300                 794
    HealthPlan Services Corp.                                   45,300                 793
    Duff & Phelps Credit Rating                                 14,200                 792
-   U.S. Bioscience                                             96,555                 791
    Belden, Inc.                                                25,800                 790
-   Lone Star Technologies, Inc.                                51,800                 790
-   Cygnus Inc.                                                 75,600                 789
    Guilford Mills, Inc.                                        39,425                 789
-   ETEC Systems, Inc.                                          22,400                 788
    Southwestern Energy Co.                                     85,800                 788
-   Specialty Teleconstructors, Inc.                            21,300                 788
    Klamath First Bancorp                                       41,300                 787
-   Boston Communications
      Group, Inc.                                               88,400                 785
    Cross Timbers Oil Co.                                       41,000                 782
-   Primark Corp.                                               24,931                 781
    WesterFed Financial Corp.                                   31,853                 780
-   Davel Communications Group, Inc.                            31,900                 778
-   Sequent Computer Systems, Inc.                              64,400                 777
-   Unitrode Corp.                                              67,600                 777
    Fleming Cos., Inc.                                          44,200                 776
    HFNC Financial Corp.                                        68,900                 775
    Binks Sames Corp.                                           17,650                 771
-   Spectrian Corp.                                             47,600                 771
    FFY Financial Corp.                                         23,700                 770
    OmniQuip International, Inc.                                41,600                 770
-   Republic Bank/Clearwater Fla.                               28,400                 770
    First Bell Bancorp, Inc.                                    40,200                 769
-   Pacific Crest Capital Inc.                                  43,645                 769
    Bush Industries, Inc.                                       35,310                 768
-   Gymboree Corp.                                              50,660                 768
-   Circon Corp.                                                49,473                 767
-   Graham-Field Health
      Products Inc.                                            136,416                 767
-   CorporateFamily Solutions, Inc.                             30,600                 765
-   The MacNeal-Schwendler Corp.                                78,000                 765
-   STAR Telecommunications, Inc.                               34,200                 765
-   Sabratek Corp.                                              33,600                 764
    Energy North, Inc.                                          28,911                 763
    Metrowest Bank                                              97,638                 763
    Communications Systems, Inc.                                47,600                 762
-   Stratus Computer, Inc.                                      30,100                 762
-   CTB International Corp.                                     56,100                 761
-   General DataComm
      Industries, Inc.                                         152,200                 761
    Block Drug Co. Class A                                      19,992                 760
    Donnelly Corp.                                              44,212                 760
-   P-Com, Inc.                                                 83,000                 760
-   Foodarama Supermarkets, Inc.                                22,400                 759
    Titanium Metals Corp.                                       34,400                 759
    Yankee Energy Systems                                       30,777                 758
-   Sybase, Inc.                                               108,640                 757
-   Lumen Technologies, Inc.                                    85,185                 756
-   MLC Holdings, Inc.                                          56,000                 756
-   World Acceptance Corp.                                     133,000                 756
-   Exabyte Corp.                                               90,500                 755
    Psychemedics, Inc.                                         143,556                 754
-   Atrix Laboratories, Inc.                                    56,334                 753
-   Immunomedics Inc.                                          169,700                 753
-   TransTexas Gas Corp.                                        84,800                 753
-   Consumer Portfolio Services, Inc.                           71,600                 752
-   Thermedics Detection Inc.                                   78,110                 752
-   Arkansas Best Corp.                                         80,100                 751
-   Berg Electronics Corp.                                      38,400                 751
-   Digital Microwave Corp.                                    103,646                 751
    Herbalife International Class B                             36,400                 751
-   Danielson Holdings Corp.                                   101,500                 749
-   HomeBase, Inc.                                              94,300                 749
      Georgia Gulf Corp.                                        32,782                 748
    Wiser Oil Co.                                               67,600                 748
-   Chemical Fabrics Corp.                                      35,914                 747
-   Copley Pharmaceutical, Inc.                                121,917                 747
-   Trico Marine Services, Inc.                                 54,600                 747
-   FSI International, Inc.                                     77,000                 746
-   American Software, Inc. Class A                            106,450                 745
-   Electromagnetic Sciences, Inc.                              39,214                 745
-   Jackpot Enterprises, Inc.                                   59,327                 745
-   Bright Horizons, Inc.                                       26,500                 742
-   Filene's Basement Corp.                                    135,650                 740
    TransTechnology Corp.                                       28,800                 740
-   Security Dynamics
      Technologies, Inc.                                        39,900                 738
-   West TeleServices Corp.                                     60,900                 738
-   MGI Pharma, Inc.                                           108,100                 736
-   Mitcham Industries, Inc.                                    63,000                 736
-   Converse Inc.                                              133,433                 734
-   Highlands Insurance Group                                   39,700                 734
-   SLI, Inc.                                                   28,100                 734
-   Landry's Seafood Restaurants, Inc.                          40,500                 733
-   Hyseq, Inc.                                                 67,700                 732
-   Metrika Systems Corp.                                       43,700                 732
-   Polymer Group, Inc.                                         62,900                 731
    Rock-Tenn Co.                                               58,150                 731
-   Epitope Inc.                                               112,300                 730
-   FAC Realty Inc. REIT                                        91,200                 730

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                                                                                    MARKET
                                                                                    VALUE*
EXTENDED MARKET PORTFOLIO                                       SHARES               (000)
------------------------------------------------------------------------------------------
-   Unique Mobility, Inc.                                       99,000               $ 730
-   Garden Fresh Restaurant Corp.                               40,500                 729
-   Guess ?, Inc.                                              147,600                 729
-   Midwest Grain Products                                      50,250                 729
-   Vicorp Restaurants, Inc.                                    47,439                 729
-   Citizens, Inc.                                             118,500                 726
-   Crown Central Petroleum Corp.
      Class B                                                   57,500                 726
    Empire District Electric Co.                                34,755                 726
-   Telescan, Inc.                                              93,700                 726
-   Diamond Multimedia
      Systems, Inc.                                            105,900                 725
-   Players International, Inc.                                146,000                 725
-   Trans World Airlines                                        69,903                 725
-   Calumet Bancorp, Inc.                                       21,600                 724
    HMN Financial, Inc.                                         45,600                 724
-   Newpark Resources, Inc.                                     65,000                 723
-   Amphenol Corp.                                              18,500                 722
    Delta Woodside                                             138,600                 719
-   PCD, Inc.                                                   42,000                 719
    Central Cooperative Bank                                    27,100                 718
-   CapStar Hotel Co.                                           25,600                 717
    UNITILI Corp.                                               30,500                 717
-   Christiana Cos., Inc.                                       23,100                 716
-   Mosaix Inc.                                                 72,968                 716
-   BTG Inc.                                                    79,400                 715
-   Crescent Operating, Inc. REIT                               41,980                 714
-   PriceSmart, Inc.                                            44,400                 713
-   Rainbow Technologies, Inc.                                  34,800                 713
    Unisource Worldwide, Inc.                                   65,900                 713
-   Drypers Corp.                                              109,500                 712
-   Hadco Corp.                                                 30,551                 712
-   Identix, Inc.                                              111,700                 712
-   ADE Corp.                                                   48,600                 711
-   Molecular Biosystems, Inc.                                  98,934                 711
    Laser Mortgage
      Management, Inc.                                          65,300                 710
-   CMP Media, Inc.                                             40,500                 709
-   Oak Technology, Inc.                                       155,500                 709
-   Bombay Co.                                                 148,862                 707
-   Forte Software, Inc.                                       117,600                 706
-   Hospitality Worldwide Services                              78,000                 702
    Metris Cos., Inc.                                           11,000                 701
    Spartan Motors, Inc.                                        98,400                 701
    Pioneer Standard Electronics Inc.                           72,725                 700
-   SEACOR SMIT Inc.                                            11,400                 699
    Oregon Steel Mills, Inc.                                    37,500                 698
    Gainsco, Inc.                                              105,861                 695
-   TCSI Corp.                                                 118,329                 695
-   Genesis Direct, Inc.                                        62,400                 694
-   Ben & Jerry's Homemade, Inc.
      Class A                                                   35,700                 692
    Pope & Talbot, Inc.                                         59,200                 692
-   Zoltek Cos., Inc.                                           34,400                 692
-   Amtech Corp.                                               144,950                 689
    K2 Inc.                                                     39,045                 688
    Penn Engineering &
      Manufacturing Corp.                                       27,500                 688
-   Cephalon, Inc.                                              87,000                 685
    Michigan Financial Corp.                                    16,037                 685
-   Orthologic Corp.                                           133,600                 685
    BHA Group Holdings Inc.                                     41,437                 684
-   Chalone Wine Group Ltd.                                     62,600                 681
-   Playboy Enterprises Inc. Class B                            38,350                 681
    Tecumseh Products Co. Class B                               11,900                 681
-   Advanced Digital
      Information Corp.                                         47,600                 678
-   Florsheim Group Inc.                                        69,515                 678
    National Steel Corp. Class B                                57,100                 678
-   Stac, Inc.                                                 157,300                 678
    Birmingham Steel Corp.                                      54,550                 675
-   QAD Inc.                                                    75,000                 675
-   Invision Technologies, Inc.                                 87,000                 674
-   Transworld Healthcare Inc.                                 118,445                 674
-   MPW Industrial Services
      Group, Inc.                                               49,800                 672
-   Bertucci's Holding Corp.                                    65,400                 670
-   Vertex Communications Corp.                                 28,500                 670
-   Chock Full O'Nuts Corp.                                     98,260                 669
-   Integrated Silicon Solution, Inc.                           95,500                 669
-   Planet Hollywood International,
      Inc. Class A                                              95,400                 668
-   Department 56 Inc.                                          18,800                 667
-   Trimble Navigation Ltd.                                     41,200                 667
-   Atlas Air, Inc.                                             19,700                 666
    Regis Corp.                                                 22,540                 666
-   Pool Energy Service Co.                                     44,667                 659
-   Steel Dynamics, Inc.                                        47,400                 658
-   Dravo Corp.                                                 71,461                 657
-   Lattice Semiconductor Corp.                                 23,100                 656
-   CDI Corp.                                                   24,500                 655
    O'Sullivan Corp.                                            67,175                 655
-   Chic By H.I.S., Inc.                                        83,000                 654
-   SMART Modular
      Technologies, Inc.                                        44,700                 654
-   WFS Financial, Inc.                                         93,460                 654
-   Telegroup, Inc.                                             70,600                 653
    Met-Pro Corp.                                               43,679                 652
-   PJ America Inc.                                             35,700                 652
-   Shoney's Inc.                                              186,300                 652
-   Industrial Distribution Group, Inc.                         42,000                 651
-   Callon Petroleum Co.                                        45,200                 647
-   E. Gottschalk & Co., Inc.                                   72,800                 646
-   Information Management
      Associates, Inc.                                          65,400                 646
-   Coleman Inc.                                                55,700                 644
-   PICO Holdings Inc.                                         149,229                 644
-   Amylin Pharmaceuticals, Inc.                               168,800                 638
-   DataWorks Corp.                                             48,178                 638
-   Seven Seas Petroleum Inc.                                   31,500                 638
    Flexsteel Industry                                          45,500                 637
    A. Schulman Inc.                                            32,562                 637
-   Advanced Magnetics, Inc.                                    56,200                 636
    Colonial Gas Co.                                            22,176                 635
-   Imation Corp.                                               38,280                 634
-   Response Oncology, Inc.                                     96,603                 634
    Bairnco Corp.                                               70,200                 632
    Terra Industries, Inc.                                      70,242                 632
-   AMREP Corp.                                                 64,700                 631
-   WMS Industries, Inc.                                       150,650                 631
    Patina Oil & Gas Corp.                                      89,668                 628
-   Franklin Electronic Publishers, Inc.                        62,700                 627

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
------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
-   Spiegel, Inc. Class A                                       87,200               $ 627
    WPS Resources Corp.                                         19,100                 627
    G & L Realty Corp.                                          36,200                 624
    Dimon Inc.                                                  55,350                 623
    Heilig-Meyers Co.                                           50,618                 623
    Applebee's International, Inc.                              27,818                 622
    Yardville National Bancorp                                  37,385                 622
    Eaton Vance Corp.                                           13,400                 621
-   Network Peripherals, Inc.                                  122,600                 621
    Wackenhut Corp.                                             27,400                 620
-   Alliance Gaming Corp.                                      154,300                 617
-   CSK Auto Corp.                                              24,400                 616
-   Myriad Genetics, Inc.                                       42,100                 616
      Oregon Trail Financial Corp.                              39,100                 616
-   Barrett Business Services, Inc.                             62,300                 615
    Commercial Assets                                           92,900                 615
-   Pharmaceutical Resources, Inc.                             134,688                 615
-   KEMET Corp.                                                 46,700                 614
-   TBC Corp.                                                   92,675                 614
-   APAC Teleservices, Inc.                                    104,789                 612
    United Bankshares, Inc.                                     17,900                 611
-   Getchell Gold Corp.                                         40,519                 608
-   Mansur Industries, Inc.                                     40,500                 608
-   Aspen Technologies, Inc.                                    12,000                 606
-   Vivus, Inc.                                                100,400                 606
-   Coeur D'Alene Mines Corp.                                   89,500                 604
-   Alliance Pharmaceutical Corp.                              143,800                 602
-   Home Products International Inc.                            51,620                 600
-   Procom Technology, Inc.                                     93,700                 597
    TF Financial Corp.                                          23,312                 597
-   CTC Communications Corp.                                    76,900                 596
    SJW Corp.                                                   10,100                 596
    Shurgard Storage Centers, Inc.
      Class A REIT                                              21,400                 594
    Scope Industries                                             8,400                 592
-   Gundle/SLT Environmental, Inc.                             131,300                 591
-   JLK Direct Distribution Inc.
      Class A                                                   27,000                 591
-   Research Frontiers, Inc.                                    93,600                 591
-   Civic Bancorp                                               33,001                 590
-   Matria Healthcare, Inc.                                    168,578                 590
-   Heartport Inc.                                              89,800                 589
-   WHX Corp.                                                   45,264                 583
-   Advanced Polymer Systems                                    83,100                 582
-   Worldtex Inc.                                               99,744                 580
    American Insured Mortgage
      Investors-Series 86                                       70,500                 577
-   New Mexico & Arizona Land Co.                               42,725                 577
-   Interneuron Pharmaceutical, Inc.                           159,000                 576
-   Presstek, Inc                                               51,500                 576
    Tecumseh Products Co. Class A                               10,900                 576
-   Computer Outsourcing
      Services, Inc.                                            57,600                 574
    Ampco-Pittsburgh Corp.                                      37,165                 571
-   Energy Conversion Devices, Inc.                             58,825                 570
-   Signature Resorts, Inc.                                     34,450                 568
-   American Science &
      Engineering, Inc.                                         37,100                 566
-   I-Link, Inc.                                               112,400                 566
-   Inktomi Corp.                                               14,200                 564
-   U.S. Office Products Co.                                    28,924                 564
-   Lechters Corp.                                             114,800                 563
-   Oxigene, Inc.                                               46,161                 563
-   Tultex Corp.                                               230,400                 562
-   Integrated Device Technology Inc.                           78,200                 560
-   MVSI, INC.                                                  91,500                 560
-   Alliance Semiconductor Corp.                               158,050                 558
-   Darling International, Inc.                                 75,700                 558
-   Cliffs Drilling Co.                                         16,900                 555
-   MSC Industrial Direct Co., Inc.
      Class A                                                   19,400                 553
-   Getty Petroleum Marketing Inc.                             121,032                 552
-   Thermo VolTek                                               78,900                 552
-   Jenny Craig Inc.                                            90,800                 550
-   Verio Inc.                                                  22,000                 547
-   Cholestech Corp.                                            80,900                 546
-   PacificAmerica Money Center, Inc.                           35,400                 544
-   Plasma-Therm, Inc.                                          87,000                 544
    Frisch's Restaurants, Inc.                                  47,634                 542
-   Hagler Bailly, Inc.                                         20,900                 541
-   Komag, Inc.                                                101,300                 541
    PS Group Holdings Inc.                                      43,900                 538
    Chesapeake Energy Corp.                                    134,300                 537
    Golden Enterprises Inc.                                     84,800                 535
    Roadway Express Inc.                                        28,300                 534
-   Accelr8 Technology Corp.                                    43,400                 532
-   Freeport-McMoRan Sulphur, Inc.                              39,820                 528
-   Lexford Residential Trust REIT                              27,500                 526
-   PMR Corp.                                                   52,200                 525
-   SPR Inc.                                                    16,800                 523
-   Globe Business Resources, Inc.                              35,100                 522
-   Telcom Semiconductor, Inc.                                 101,600                 521
-   Clayton Williams Energy, Inc.                               50,700                 520
-   Vertel Corp.                                               145,591                 519
-   Image Entertainment, Inc.                                   80,800                 515
    Belco Oil & Gas Corp.                                       59,200                 511
-   Microdyne Corp.                                            113,300                 510
-   800-JR CIGAR, Inc.                                          25,700                 508
-   Lone Star Steakhouse &
      Saloon, Inc.                                              36,763                 508
-   Romac International, Inc.                                   16,600                 504
    Food Lion Inc. Class B                                      50,005                 503
-   Rush Enterprises, Inc.                                      48,200                 500
-   Keystone Consolidated
      Industries, Inc.                                          41,919                 498
-   ISS Group, Inc.                                             13,200                 497
-   BOK Financial Corp.                                         10,500                 496
-   Ultralife Batteries, Inc.                                   58,300                 496
-   Hauser, Inc.                                                85,200                 495
-   Merix Corp.                                                 49,800                 495
-   SLH Corp.                                                   27,000                 493
-   Cypros Pharmaceuticals Corp.                               121,100                 492
-   American Banknote Corp.                                    160,000                 490
    Capstead Mortgage Corp.                                     58,500                 490
-   Allou Health & Beauty, Inc.                                 51,400                 488
-   Dollar Thrifty Automotive
      Group, Inc.                                               36,600                 485
-   HEICO Corp. Class A                                         18,864                 483
    First Mutual Savings Bank                                   27,722                 482
-   National Record Mart, Inc.                                  49,100                 482
-   Avecor Cardiovascular, Inc.                                 66,900                 481

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                                                                                    MARKET
                                                                                    VALUE*
EXTENDED MARKET PORTFOLIO                                       SHARES               (000)
------------------------------------------------------------------------------------------
-   Advanced Tissue Sciences Inc.                              107,542               $ 477
-   MetaCreations Corp.                                        102,862                 476
-   Columbia Sportswear Co.                                     25,000                 475
-   @Entertainment, Inc.                                        43,100                 474
    Amcast Industrial Corp.                                     25,400                 473
    Central Vermont Public
      Service Corp.                                             31,500                 471
-   Information Storage Devices, Inc.                           89,000                 467
-   Advanced Communication
      Systems, Inc.                                             37,500                 466
    Landmark Bancshare, Inc.                                    17,000                 463
-   Genome Therapeutics Corp.                                  102,630                 462
-   North American Scientific, Inc.                             22,400                 462
-   Sizzler International                                      167,650                 461
-   Associated Group, Inc. Class B                              11,550                 459
-   AnswerThink Consulting
      Group, Inc.                                               21,300                 458
-   Natural Alternatives
      International, Inc.                                       22,900                 458
-   OAO Technology Solutions, Inc.                              91,520                 458
    Abington Bancorp Inc.                                       24,300                 456
-   JLM Industries, Inc.                                        46,300                 451
    Apple South, Inc.                                           34,476                 450
-   NetManage, Inc.                                            149,300                 448
-   BankUnited Financial Corp.                                  27,000                 446
    BeautiControl Cosmetics                                     49,950                 443
    Modern Controls, Inc.                                       59,062                 443
    OEA, Inc.                                                   27,700                 443
-   Kevco, Inc.                                                 20,000                 441
-   Merisel, Inc.                                              153,310                 441
    Progress Financial Corp.                                    23,000                 440
-   General Scanning, Inc.                                      48,300                 432
-   Fresh Del Monte Produce Inc.                                22,800                 432
    Advanced Marketing Services                                 25,300                 430
-   Premiere Technologies, Inc.                                 51,800                 430
-   Nastech Pharmaceutical Co., Inc.                            52,300                 425
-   Rentrak Corp.                                               75,400                 422
-   KFX, Inc.                                                  140,350                 421
-   Aydin Corp.                                                 47,700                 417
-   Global DirectMail Corp.                                     32,846                 415
-   USDATA Corp., Inc.                                          85,150                 415
-   Broadway & Seymour, Inc.                                    73,500                 413
-   Drug Emporium, Inc.                                        106,330                 412
-   Todd Shipyards Corp.                                        73,100                 407
-   Recovery Engineering, Inc.                                  19,200                 404
-   Zygo Corp.                                                  27,200                 403
-   Capstar Broadcasting Corp.                                  16,000                 402
-   The Topps Co., Inc.                                        127,440                 394
-   Hector Communications Corp.                                 35,350                 393
-   Digital Lightwave, Inc.                                    120,550                 392
-   Interpore International                                     74,600                 392
    TransPro Inc.                                               52,510                 391
-   Golden Books Family
      Entertainment, Inc.                                      101,400                 390
-   The TesseracT Group, Inc.                                   78,000                 390
-   Craig Corp.                                                 35,023                 387
-   Air and Water Technologies
      Corp. Class A                                            122,998                 384
-   Schick Technologies, Inc.                                   24,800                 383
-   Competitive Technologies, Inc.                              43,600                 382
-   ExecuStay Corp.                                             32,400                 381
-   Kensey Nash Corp.                                           39,900                 379
-   Service Merchandise Co., Inc.                              241,487                 377
-   Playboy Enterprises Inc. Class A                            22,850                 374
    BMC Industries, Inc.                                        42,204                 369
-   Craig Corp. Pfd.                                            32,823                 367
    Newcor, Inc.                                                41,580                 364
-   Automobile Protection Corp.                                 36,300                 361
-   PVF Capital Corp.                                           13,860                 360
-   Amkor Technology, Inc.                                      38,100                 356
    East Texas Financial
      Services, Inc.                                            24,000                 356
    Marion Capital Holdings                                     12,500                 356
-   Argosy Gaming Co.                                          114,400                 350
-   Coram Healthcare Corp.                                     180,429                 350
    Ohio Art Co.                                                14,800                 350
-   Autotote Corp.                                             121,167                 348
-   Meridian Gold Co.                                          162,800                 346
-   Kelly Oil Corp.                                            148,000                 342
    Wackenhut Corp. Class B                                     15,862                 341
-   US Physical Therapy, Inc.                                   27,400                 339
-   Golden State Bancorp, Inc.
      Litigation Warrants
      Exp. 1/1/2001                                             63,705                 338
-   Willis Lease Finance Corp.                                  14,500                 332
    Tredegar Industries Inc.                                     3,900                 331
-   Onyx Acceptance Corp.                                       36,700                 330
-   Perini Corp.                                                38,400                 329
-   Digital Generation Systems                                  93,495                 327
-   Hanover Direct, Inc.                                        96,876                 327
    Home Bancorp                                                11,100                 326
-   Octel Corp.                                                 16,300                 324
-   Gilman & Ciocia, Inc.                                       17,800                 323
-   Integrated Electrical Services,Inc.                         16,000                 322
-   L-3 Communications Holdings, Inc.                            9,800                 320
-   Aurora Foods Inc.                                           15,000                 317
    Essex County Gas Co.                                         6,800                 313
    First Home Bancorp Inc.                                     10,166                 313
-   Carrington Labs Inc.                                        64,872                 312
-   Canandaigua Brands, Inc. Class B                             6,375                 311
-   Pilgrim America Cap Corp.                                   12,900                 311
-   ShoLodge, Inc.                                              39,333                 310
-   Correctional Properties Trust REIT                          15,200                 308
    Nutrition for Life International, Inc.                      43,900                 307
-   Western Beef                                                37,160                 307
    Newmil Bancorp, Inc.                                        23,900                 305
-   Equivest Finance, Inc.                                      51,675                 304
-   Intelligent Medical Imaging, Inc.                           86,700                 303
-   Little Switzerland, Inc.                                    67,000                 302
-   SEEC, Inc.                                                  27,800                 302
-   Omega Worldwide, Inc.                                       39,615                 300
-   U.S. Energy Corp.                                           56,870                 300
-   Coast Federal Litigation
      Contingent Payment RightsTrust                            19,800                 299
-   Carson Inc.                                                 37,300                 294
-   QMS, Inc.                                                   82,100                 292
    Astro-Med, Inc.                                             38,150                 291
-   Universal Stainless & Alloy
      Products, Inc.                                            31,000                 285
-   Envoy Corp.                                                  6,000                 284
-   H.T.E., Inc.                                                21,000                 284
-   FTP Software, Inc.                                         167,600                 283

------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
-   High Plains Corp.                                          107,997               $ 283
-   Bethlehem Steel Corp.                                       22,647                 282
-   Innova Corp.                                                55,000                 282
-   Central Sprinkler Corp.                                     35,107                 281
-   Eagle Food                                                  86,200                 275
-   Artisoft, Inc.                                              99,500                 274
    First Midwest Bancorp                                        6,200                 273
-   Casino Magic Corp.                                         133,800                 272
-   PSW Technologies. Inc.                                      47,300                 272
-   Cellegy Pharmaceuticals, Inc.                               48,600                 270
-   Evans & Sutherland
      Computer Corp.                                            10,697                 269
    Apex Mortgage Capital, Inc. REIT                            25,500                 268
-   Brylane, Inc.                                                5,800                 267
-   Applied Microsystems Corp.                                  59,600                 261
-   Whittman-Hart, Inc.                                          5,400                 261
-   Versant Object Technology Corp.                             65,100                 260
-   Globalink, Inc.                                             62,700                 259
-   K & G Men's Center, Inc.                                    11,400                 258
-   Playtex Products, Inc.                                      16,200                 258
-   Starter Corp.                                               89,800                 253
-   Landmark Systems Corp.                                      29,200                 252
    MFB Corp.                                                   10,000                 250
-   Roy F. Weston, Inc.                                         64,600                 250
-   Ambassadors International, Inc.                              8,100                 246
-   Startec Global
      Communications Corp.                                      21,400                 246
-   American Disposal Services, Inc.                             5,200                 244
    Green Mountain Power Corp.                                  16,907                 242
-   Applix, Inc.                                                63,279                 241
-   CRW Financial, Inc.                                         42,900                 241
-   Bolle Inc.                                                  43,590                 240
    Vulcan International Corp.                                   5,900                 240
-   Activision, Inc.                                            23,200                 239
-   Andrea Radio Corp.                                          15,700                 238
    FirstBank Puerto Rico                                        9,100                 237
-   Telular Corp.                                              121,300                 235
    Conectiv, Inc. Class A                                       6,450                 234
-   MAI Systems Corp.                                           60,275                 234
-   Systems & Computer
      Technology Corp.                                           8,600                 232
-   Artisan Components, Inc.                                    16,800                 227
-   Wave Technologies International                             40,800                 227
-   Catalina Lighting, Inc.                                     59,400                 226
    Atmos Energy Corp.                                           7,300                 223
-   CML Group, Inc.                                            114,050                 221
-   LINC Capital, Inc.                                          12,500                 221
    First Bancorp North Carolina                                 6,400                 218
-   Strouds, Inc.                                               69,100                 216
-   EMCOR Group, Inc.                                           11,200                 214
-   IGI, Inc.                                                   68,500                 214
    Maine Public Service Co.                                    15,000                 214
-   Paul-Son Gaming Corp.                                       28,100                 214
-   Beringer Wine Estates
      Holdings, Inc.                                             4,800                 212
    J & L Specialty Steel Inc.                                  35,700                 212
-   Novavax, Inc.                                               52,900                 212
-   School Specialty, Inc.                                      12,855                 211
-   Theragenics Corp.                                            8,100                 211
-   Safeguard Health Enterprises, Inc.                          33,565                 210
-   Spaghetti Warehouse, Inc.                                   26,300                 210
-   BioSpecifics Technology                                     40,800                 209
-   Data Systems & Software, Inc.                               50,600                 209
-   The Rottlund Co.                                            50,300                 207
-   Lamar Advertising Co.                                        5,750                 206
-   Micronics Computers, Inc.                                   85,600                 206
-   SFX Entertainment, Inc.                                      4,500                 206
-   Central Financial
      Acceptance Corp.                                          22,900                 203
    First Financial Bancorp                                      7,700                 199
-   ImmuLogic Pharmaceutical Corp.                             121,000                 197
-   Acme Electric Corp.                                         40,700                 196
-   Commonwealth Telephone
      Enterprises Class B                                        7,400                 194
-   Barnwell Industries, Inc.                                   13,400                 193
-   Lexington Global Asset
      Managers, Inc.                                            27,600                 193
    Petroleum Heat & Power Co.                                  96,500                 193
-   Hollywood Casino Corp.                                     102,600                 192
-   ITC DeltaCom, Inc.                                           4,500                 192
-   Petco Animal Supplies, Inc.                                  9,630                 192
-   Uranium Resources, Inc.                                     85,568                 185
-   Buckeye Technology, Inc.                                     7,800                 184
    Greater Delaware Valley
      Savings Bank                                               6,500                 183
-   Aspect Development, Inc.                                     2,400                 182
-   4Front Technologies, Inc.                                   14,100                 182
-   Key Tronic Corp.                                            66,100                 182
-   Safety First Inc.                                           26,900                 182
-   Geneva Steel Class A                                        70,900                 177
-   Aztec Technology Partners, Inc.                             23,139                 176
    Medusa Corp.                                                 2,800                 176
    United Guardian, Inc.                                       31,800                 175
    Kentucky First Bancorp, Inc.                                11,600                 173
-   FPA Medical Management, Inc.                               148,800                 172
-   Interlink Electronics Inc.                                  36,800                 170
    Penn Engineering &
      Manufacturing Corp. Class A                                8,300                 170
-   Cayenne Software Inc.                                      111,600                 167
    First Union Corp.                                            2,799                 163
-   Precision Systems, Inc.                                    109,300                 161
    Harrodsburg First
      Financial Bancorp                                          9,800                 159
-   Medical Dynamics, Inc.                                      63,700                 159
-   Mobius Management
      Systems, Inc.                                             10,500                 158
-   Spacetec IMC Corp.                                          57,600                 158
-   Celtrix Pharmaceuticals                                     75,300                 155
    EVEREN Capital Corp.                                         5,500                 154
-   Nitches Inc.                                                60,256                 153
-   VitalCom Inc.                                               42,200                 153
    Community Federal Bancorp, Inc.                              8,700                 150
-   VISIX Inc.                                                   2,500                 149
-   Broadcom Corp.                                               2,000                 147
    Guaranty Federal Bancshares, Inc.                           11,400                 147
-   Koo Koo Roo, Inc.                                           87,300                 147
-   Dataware Technologies, Inc.                                 46,600                 146
    Summit Bancshares, Inc.                                      6,700                 142
-   Cytogen Corp.                                              178,469                 139
-   Enstar Inc.                                                 21,266                 138
-   Spec's Music Inc.                                           43,366                 138
-   InfoCure Corp.                                               8,600                 136

------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
EXTENDED MARKET PORTFOLIO                                       SHARES               (000)
------------------------------------------------------------------------------------------
-   Sunburst Hospitality Corp.                                  19,666               $ 136
-   AML Communications, Inc.                                    38,600                 135
-   Acme Metals, Inc.                                           26,900                 135
-   Expert Software Inc.                                        31,800                 131
    Boddie-Noell Properties Inc.                                 9,700                 130
    Steelcase Inc.                                               5,000                 130
-   Female Health Co.                                           37,600                 129
-   Checkers Drive-In Restaurant                               104,400                 127
-   BioTime, Inc.                                               20,200                 126
-   Consilium, Inc.                                             49,200                 126
-   Princeton Video Image, Inc.                                 27,300                 126
-   Superior Services Inc.                                       4,200                 126
-   Docucorp International                                      19,040                 125
-   Computron Software, Inc.                                    76,500                 124
-   Workflow Management, Inc.                                   15,426                 124
-   Gold Reserve Corp.                                          63,400                 123
    Harris Financial, Inc.                                       5,600                 123
-   Imo Industries, Inc.                                        17,300                 122
-   Avatex Corp.                                                58,402                 120
-   Energy Biosystems Corp.                                     86,900                 119
    MacDermid, Inc.                                              4,100                 116
    Mid-Iowa Financial Corp.                                    10,560                 116
-   Cellularvision USA, Inc.                                   110,700                 111
-   HNC Software, Inc.                                           2,700                 110
-   Submicron Systems Corp.                                    110,140                 110
    Susquehanna Bancshares, Inc.                                 2,900                 108
-   Boston Chicken, Inc.                                        66,900                 107
-   Truevision Inc.                                             77,400                 106
-   GateField Corp.                                             97,488                 104
-   Inference Corp. Class A                                     27,600                 104
-   Viisage Technology, Inc.                                    50,000                 103
-   Apertus Technologies, Inc.                                  90,500                 102
-   Coastal Physician Group, Inc.                              124,200                 101
-   EA Engineering Sciences and
      Technology Inc.                                           41,700                 100
-   Samsonite Corp.                                              9,264                 100
-   Navigant International, Inc.                                11,570                  98
-   Trimedyne, Inc.                                             60,000                  98
-   Donnkenny, Inc.                                             34,600                  97
-   LCA-Vision, Inc.                                            32,937                  97
-   National Auto Credit Inc.                                   93,703                  97
-   OneLink Communications, Inc.                                53,600                  94
-   Unify Corp.                                                 34,200                  94
-   Brothers Gourmet Coffees, Inc.                              93,174                  93
-   Oriole Homes Corp. Class B                                  19,300                  93
-   Interface Systems Inc.                                      30,300                  91
    FBL Financial Group, Inc. Class A                            3,400                  87
-   Clean Harbors Inc.                                          43,500                  86
-   Ecogen, Inc.                                                32,940                  86
-   Quarterdeck Corp.                                          123,000                  85
-   Hitox Corp. of America                                      40,700                  84
-   Caprius, Inc.                                               53,380                  83
    Enterprise Federal Bancorp, Inc.                             3,000                  82
-   Agritope, Inc.                                              19,220                  77
    Molex, Inc. Class A                                          3,241                  76
-   Imagyn Medical
      Technologies Inc.                                        144,884                  72
-   SonoSight, Inc.                                              9,879                  72
-   Technical Communications Corp.                              14,000                  71
    Ecology and Environment, Inc.                                6,925                  69
-   Four Media Co.                                               7,900                  69
-   Hemasure, Inc.                                              55,200                  69
-   Integral Systems, Inc.                                       4,000                  68
-   International Microcomputer
      Software, Inc.                                             4,300                  67
-   Provident American Corp.                                    11,400                  66
-   Royal Gold, Inc.                                            13,000                  65
-   Cellular Technical Services Co.                            135,650                  64
-   Let's Talk Cellular & Wireless, Inc.                         5,000                  64
-   Central Garden and Pet Co.                                   2,000                  62
-   Fine Host Corp.                                             28,500                  62
-   Salant Corp.                                                99,500                  62
-   Zenith Electronics Corp.                                   206,973                  62
-   Coda Music Technology, Inc.                                 51,100                  61
    Liberte Investors, Inc.                                     16,000                  60
    Raritan Bancorp, Inc.                                        1,950                  59
-   APS Holding Corp.                                           88,900                  58
-   Solv-Ex Corp.                                               94,134                  56
-   Metrologic Instruments, Inc.                                 3,400                  55
-   AstroPower, Inc.                                             6,500                  54
-   Dynatech Corp.                                              17,000                  53
-   CAM Designs, Inc.                                           25,900                  52
-   President Casinos                                           26,213                  52
-   People's Choice TV Corp.                                    40,500                  51
-   MEDIQ, Inc. Series A                                         6,577                  44
    Sauer Inc.                                                   3,000                  42
-   Code Alarm, Inc.                                            27,600                  41
    Canadian National Railway Co.                                  719                  38
-   ErgoBilt, Inc.                                              55,600                  38
-   IMC Global Warrants
      Exp. 12/22/2000                                           14,352                  36
-   NewStar Media, Inc.                                         24,500                  34
-   TSR, Inc.                                                    2,900                  33
-   Europa Cruises Corp.                                        48,700                  32
    Peoples Bank                                                 1,007                  32
-   Outlook Group Corp.                                          8,000                  31
-   Agri-Nutrition Group Ltd.                                   27,100                  30
-   Heartland Technology, Inc                                    2,300                  29
    J.M. Smucker Co. Class B                                     1,200                  29
    Mobile America Corp.                                         2,900                  28
-   nVIEW Corp.                                                 25,049                  28
-   Allied Devices Corp.                                        11,200                  27
    First Southern Bancshares                                    1,600                  27
-   Gradco Systems, Inc.                                         4,000                  27
    NSC Corp.                                                   14,815                  27
-   Marvel Entertainment Group                                  87,034                  26
    First Midwest Financial, Inc.                                1,050                  25
-   Horizon Group Properties, Inc.                               3,865                  25
-   International Lottery & Totalizator
      Systems, Inc.                                             17,200                  24
-   Cosmetic Center, Inc. Class C                                8,019                  23
-   Patina Oil & Gas Corp.
      Warrants Exp. 5/1/2001                                    19,484                  23
    Hubbell Inc. Class A                                           500                  22
-   Hudson Technology, Inc.                                      5,600                  22
    Bandag, Inc. Class A                                           600                  21
-   Mercury Finance Co.                                        156,335                  20
-   Midisoft Corp.                                              39,202                  18
-   Reckson Service Industries Inc.                              5,472                  18
-   Oneita Industries                                           47,933                  17
-   Molten Metal Technology                                    132,100                  16
    L. S. Starrett Co. Class B                                     400                  16
-   World Corp.                                                 49,900                  16

------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
-   CAI Wireless Systems, Inc.                                 123,530           $      15
-   Kinross Gold Corp.                                           4,500                  15
-   Mysoftware Co.                                               3,000                  15
-   Fastcomm Communications Corp.                               25,100                  14
-   Lynx Therapeutics Inc.                                       1,425                  13
-   AES Corp. Warrants Exp. 7/31/2000                              146                  12
-   Software Publishing Corp.
      Holdings, Inc.                                             7,992                  12
-   Eagle Finance Corp.                                         44,100                  11
-   Purus, Inc.                                                  5,100                  11
    Reader's Digest Assn., Inc.Class B                             400                  11
-   Builders Transport, Inc.                                    38,700                  10
-   Phonetel Technologies, Inc.                                  4,000                  10
-   Great Bay Casino Corp.                                      17,221                   9
-   PDG Environment Industries                                   7,140                   9
-   Envirometrics, Inc.                                         17,300                   8
-   Consolidated Technology Group                               24,500                   7
-   JTS Corp.                                                  119,356                   7
-   L.A. Gear, Inc.                                            136,216                   7
-   Vaalco Energy, Inc.                                          2,400                   7
-   Netsmart Technologies, Inc.                                 11,200                   6
-   Ensec International Inc.                                    25,000                   5
-   Aquila Biopharmaceuticals, Inc.                                920                   4
-   Cityscape Financial Corp.                                   90,900                   4
-   Security Capital Group Inc.
      Warrants Exp. 9/18/1998                                   11,873                   4
-   TEI, Inc.                                                    1,900                   4
-   Medtox Scientific Inc.                                       8,400                   3
-   National Medical Financial
      Services Corp.                                             3,440                   3
-   Westmark Group Holdings, Inc.                                  800                   3
-   Canmax, Inc.                                                 2,000                   2
-   Ultrafem, Inc.                                              73,533                   2
-   Ophthalmic Imaging System                                    1,000                   1
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (COST $2,324,140)                                                            3,365,063
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                  FACE
                                                                AMOUNT
                                                                 (000)
------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (10.6%)
------------------------------------------------------------------------------------------
U.S. TREASURY BILLS
(2)    4.97%, 7/23/1998                                     $    2,600               2,592
(2)    4.89%, 7/30/1998                                            500                 498

REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  5.671/1998                                                    67,658              67,658
  5.76%, 7/1/1998--Note F                                      299,346             299,346
------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $370,094)                                                                  370,094
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (107.5%)
     (COST $2,694,234)                                                           3,735,157
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                                     (000)
------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.5%)
Other Assets--Note B                                                           $   57,854
Security Lending Collateral
  Payable to Brokers--Note F                                                     (299,346)
Other Liabilities                                                                 (19,751)
                                                                                 ---------
                                                                                 (261,243)
------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                              $3,473,914
==========================================================================================

 * See Note A in Notes to Financial Statements.

 - Non-Income-Producing Security.

(1)The combined market value of common stocks and index futures contracts represents 100.0% of net assets. See Note E in Notes to Financial Statements.

(2)Securities with an aggregate value of $3,090,000 have been segregated as initial margin for open futures contracts.

REIT--Real Estate Investment Trust.

------------------------------------------------------------------------------------------
AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                     (000)
------------------------------------------------------------------------------------------
Paid in Capital                                                                 $2,276,797
Undistributed Net Investment Income                                                 19,757
Accumulated Net Realized Gains                                                     133,519
Unrealized Appreciation--Note E
  Investment Securities                                                          1,040,923
  Futures Contracts                                                                  2,918
------------------------------------------------------------------------------------------
NET ASSETS                                                                      $3,473,914
==========================================================================================

Investor Shares--Net Assets
  Applicable to 89,216,821 outstanding
  shares of beneficial interest
  (unlimited authorization)                                                     $2,962,450
------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                                   $33.21
==========================================================================================

Institutional Shares--Net Assets
  Applicable to 15,393,672 outstanding
  shares of beneficial interest
  (unlimited authorization)                                                       $511,464
------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                              $33.23
==========================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
MID CAPITALIZATION                                                                  VALUE*
STOCK PORTFOLIO                                                 SHARES               (000)
------------------------------------------------------------------------------------------
COMMON STOCKS (99.9%)
------------------------------------------------------------------------------------------
 -  America Online, Inc.                                        26,200            $  2,777
    Coca-Cola Enterprises, Inc.                                 48,600               1,907
 -  USA Waste Service                                           26,500               1,308
 -  BMC Software, Inc.                                          24,500               1,272
 -  AES Corp.                                                   21,400               1,125
 -  Compuware Corp.                                             21,900               1,120
 -  Kohls Corp.                                                 19,300               1,001
 -  Staples, Inc.                                               34,500                 998
    AFLAC, Inc.                                                 32,700                 991
    McKesson Corp.                                              11,300                 918
    SouthTrust Corp.                                            19,700                 857
    Paychex, Inc.                                               20,000                 814
 -  Cadence Design Systems, Inc.                                26,000                 812
 -  Fred Meyer Inc.                                             18,700                 795
    Regions Financial Corp.                                     18,400                 755
    Crestar Financial Corp.                                     13,600                 742
    PaineWebber Group, Inc.                                     17,200                 737
    Harley-Davidson, Inc.                                       18,100                 701
    Dollar General Corp.                                        17,700                 700
    Washington Post Co. Class B                                  1,200                 691
 -  Health Management Associates
      Class A                                                   20,300                 679
 -  Network Associates, Inc.                                    14,100                 675
    Marshall & Ilsley Corp.                                     13,100                 669
    Kansas City Southern
    Industries, Inc.                                            13,300                 660
    Firstar Corp.                                               17,300                 657
    Union Planters Corp.                                        10,500                 617
    New Century Energies, Inc.                                  13,500                 613
 -  Office Depot, Inc.                                          19,400                 612
 -  Robert Half International, Inc.                             10,900                 609
    Cintas Corp.                                                11,900                 607
    Leggett & Platt, Inc.                                       23,900                 597
    Tyson Foods, Inc.                                           27,500                 596
 -  Solectron Corp.                                             14,100                 593
 -  ADC Telecommunications, Inc.                                16,000                 585
    Linear Technology Corp.                                      9,400                 567
 -  MarketSpan Corp.                                            18,800                 563
    El Paso Natural Gas                                         14,700                 562
 -  Starbucks Corp.                                             10,400                 556
    Provident Cos., Inc.                                        16,100                 555
 -  Storage Technology Corp.                                    12,800                 555
    Southern New England
    Telecommunications Corp.                                     8,400                 550
    Tosco Corp.                                                 18,700                 549
    T. Rowe Price                                               14,500                 545
 -  Sterling Commerce, Inc.                                     11,200                 543
    Transocean Offshore, Inc.                                   12,000                 534
    CMS Energy Corp.                                            12,100                 532
    Charter One Financial                                       15,700                 529
 -  U.S. Filter Corp.                                           18,338                 515
      Century Telephone
      Enterprises, Inc.                                         11,200                 514
    Danaher Corp.                                               14,000                 514
 -  Watson Pharmaceuticals, Inc.                                10,900                 509
 -  Maxim Integrated Products, Inc.                             15,700                 497
 -  Lexmark International Group, Inc.
     Class A                                                     8,100                 494
    A.G. Edwards & Sons, Inc.                                   11,500                 491
 -  SunGard Data Systems, Inc.                                  12,800                 491
    First Security Corp.                                        22,900                 490
    AMBAC Financial Group Inc.                                   8,300                 486
    Old Republic International Corp.                            16,500                 484
    First Tennessee National Corp.                              15,300                 483
    Hillenbrand Industries, Inc.                                 8,000                 480
 -  QUALCOMM, Inc.                                               8,500                 478
 -  Analog Devices, Inc.                                        19,400                 477
    Florida Progress Corp.                                      11,600                 477
    Molex, Inc.                                                 18,700                 468
    Cincinnati Bell, Inc.                                       16,300                 467
 -  Pacificare Health Systems Inc.
      Class B                                                    5,200                 460
 -  Keane, Inc.                                                  8,200                 459
    Pinnacle West Capital Corp.                                 10,100                 455
    Zions Bancorp                                                8,500                 452
    Allegheny Energy, Inc.                                      14,700                 443
 -  Quintiles Transnational Corp.                                9,000                 443
    Stryker Corp.                                               11,500                 441
 -  Jones Apparel Group, Inc.                                   12,000                 439
    Mylan Laboratories, Inc.                                    14,600                 439
    Vulcan Materials Co.                                         4,100                 437
    North Fork Bancorp, Inc.                                    17,800                 435
    Solutia, Inc.                                               15,100                 433
 -  Proffitt's, Inc.                                            10,700                 432
 -  Biogen, Inc.                                                 8,800                 431
 -  Bed Bath & Beyond, Inc.                                      8,300                 430
 -  EVI Weatherford, Inc.                                       11,595                 430
 -  FIserv, Inc.                                                10,100                 429
 -  Best Buy Co., Inc.                                          11,800                 426
    TECO Energy, Inc.                                           15,800                 424
    Dime Bancorp, Inc.                                          14,000                 419
    LG&E Energy Corp.                                           15,500                 419
 -  Promus Hotel Corp.                                          10,800                 416
 -  AccuStaff, Inc.                                             13,200                 413
    IMC Global Inc.                                             13,700                 413
    Wisconsin Energy Corp.                                      13,600                 413
    Old Kent Financial Corp.                                    11,445                 412
    NIPSCO Industries, Inc.                                     14,600                 409
 -  NCR Corp.                                                   12,400                 403
 -  Global Marine, Inc.                                         21,300                 398
 -  Noble Drilling Corp.                                        16,400                 395
    Sundstrand Corp.                                             6,900                 395
    ICN Pharmaceuticals, Inc.                                    8,600                 393
    FINOVA Group, Inc.                                           6,800                 385
 -  Foundation Health Systems
      Class A                                                   14,600                 385
    SCANA Corp.                                                 12,900                 385
 -  Electronic Arts Inc.                                         7,100                 383
    Family Dollar Stores, Inc.                                  20,600                 381
    Sonoco Products Co.                                         12,600                 381
    Omnicare, Inc.                                               9,900                 377
    Hibernia Corp. Class A                                      18,300                 369
    A. H. Belo Corp. Class A                                    15,000                 366
    Camco International, Inc.                                    4,700                 366
 -  Synopsys, Inc.                                               8,000                 366
 -  American Power Conversion Corp.                             12,000                 360
    Potomac Electric Power Co.                                  14,200                 356
    Allegiance Corp.                                             6,900                 354
    Dole Food Co.                                                7,100                 353
 -  Chiron Corp.                                                22,200                 348
 -  Forest Laboratories, Inc.                                    9,700                 347

------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
    Comdisco, Inc.                                              18,100              $  344
    New England Electric System                                  7,900                 342
 -  Quantum Corp.                                               16,500                 342
    International Game Technology                               14,000                 340
 -  Payless ShoeSource, Inc.                                     4,600                 339
    Federal-Mogul Corp.                                          5,000                 338
    Ultramar Diamond Shamrock Corp.                             10,600                 335
    Viad Corp.                                                  12,000                 333
    McCormick & Co., Inc.                                        9,300                 332
 -  Litton Industries, Inc.                                      5,600                 330
    Hormel Foods Corp.                                           9,500                 328
 -  Total Renal Care Holdings, Inc.                              9,500                 328
    First Virginia Banks, Inc.                                   6,400                 327
    Hubbell Inc. Class B                                         7,800                 325
    Transatlantic Holdings, Inc.                                 4,200                 325
 -  Viking Office Products                                      10,300                 323
 -  Xilinx, Inc.                                                 9,400                 320
    Dial Corp.                                                  12,300                 319
    The Warnaco Group, Inc. Class A                              7,500                 318
    Energy East Corp.                                            7,600                 316
    TCF Financial Corp.                                         10,700                 316
 -  Centocor, Inc.                                               8,700                 315
    Stewart Enterprises, Inc. Class A                           11,800                 314
    American Financial Group, Inc.                               7,200                 312
    ENSCO International, Inc.                                   17,900                 311
 -  Altera Corp.                                                10,500                 310
    American Water Works Co., Inc.                              10,000                 310
 -  Barnes & Noble, Inc.                                         8,200                 307
    Consolidated Papers                                         11,200                 305
    Mercantile Bankshares Corp.                                  8,700                 303
    Alumax, Inc.                                                 6,510                 302
 -  General Nutrition Cos., Inc.                                 9,700                 302
    Interstate Energy Corp.                                      9,300                 302
    Lyondell Petrochemical Co.                                   9,900                 301
 -  Sybron International Corp.                                  11,900                 300
    Associated Banc-Corp.                                        7,950                 299
    The PMI Group Inc.                                           4,000                 294
    Interstate Bakeries Corp.                                    8,800                 292
    Telephone & Data Systems, Inc.                               7,400                 291
    Murphy Oil Corp.                                             5,700                 289
    Pioneer Natural Resources Co.                               12,100                 289
    Whitman Corp.                                               12,600                 289
    Manpower Inc.                                               10,000                 287
    Puget Sound Energy Inc.                                     10,700                 287
 -  Sterling Software, Inc.                                      9,700                 287
    KN Energy, Inc.                                              5,200                 282
 -  SCI Systems, Inc.                                            7,500                 282
    Clayton Homes Inc.                                          14,800                 281
 -  CalEnergy Co.                                                9,300                 280
 -  Teradyne, Inc.                                              10,400                 278
    Herman Miller, Inc.                                         11,400                 277
    Cabot Corp.                                                  8,500                 275
 -  Comverse Technology, Inc.                                    5,300                 275
 -  R. P. Scherer Corp.                                          3,100                 275
    Bergen Brunswig Corp. Class A                                5,900                 274
 -  Northeast Utilities                                         16,200                 274
    The Timber Co.                                              11,800                 272
 -  BJ Services Co.                                              9,300                 270
    Illinova Corp.                                               9,000                 270
    Conectiv, Inc.                                              13,100                 269
    Symbol Technologies, Inc.                                    7,100                 268
    Unifi, Inc.                                                  7,700                 264
    Noble Affiliates, Inc.                                       6,900                 262
    OGE Energy Corp.                                             9,700                 262
    Martin Marietta Materials, Inc.                              5,800                 261
    Magna Group                                                  4,600                 260
    GATX Corp.                                                   5,900                 259
    Dean Foods Corp.                                             4,700                 258
    Harsco Corp.                                                 5,600                 257
 -  OfficeMax, Inc.                                             15,600                 257
    UtiliCorp United, Inc.                                       6,800                 256
    Shaw Industries, Inc.                                       14,400                 254
    Avnet, Inc.                                                  4,600                 252
 -  Cytec Industries, Inc.                                       5,700                 252
    CNF Transportation, Inc.                                     5,900                 251
    Diebold, Inc.                                                8,700                 251
 -  Genzyme Corp.                                                9,800                 251
    Tidewater, Inc.                                              7,600                 251
 -  Nabors Industries, Inc.                                     12,600                 250
    Flowers Industries, Inc.                                    12,100                 247
 -  Arrow Electronics, Inc.                                     11,300                 246
    HON Industries, Inc.                                         7,200                 245
 -  Outback Steakhouse                                           6,200                 242
 -  Quorum Health Group, Inc.                                    9,100                 241
    IPALCO Enterprises, Inc.                                     5,400                 240
    MidAmerican Energy Co.                                      11,100                 240
    Montana Power Co.                                            6,900                 240
 -  Tech Data Corp.                                              5,600                 240
 -  Ocean Energy, Inc.                                          12,200                 239
    Wilmington Trust Corp.                                       3,900                 237
    Olin Corp.                                                   5,600                 233
    Pacific Century Financial Corp.                              9,700                 233
    Bowater Inc.                                                 4,900                 232
    Premark International, Inc.                                  7,200                 232
    MCN Energy Group Inc.                                        9,300                 231
    Cracker Barrel Old Country
      Stores, Inc.                                               7,200                 229
    Crompton & Knowles Corp.                                     9,000                 227
    Hannaford Brothers Co.                                       5,100                 224
    Trinity Industries, Inc.                                     5,300                 220
 -  Corrections Corp. of America                                 9,300                 219
    Lubrizol Corp.                                               7,200                 218
    Valero Energy Corp.                                          6,500                 216
 -  Smith International, Inc.                                    6,100                 212
 -  First Health Group Corp.                                     7,400                 211
    RPM Inc. (Ohio)                                             12,400                 211
    Airborne Freight Corp.                                       6,000                 210
    Fastenal Co.                                                 4,500                 209
    Kansas City Power & Light Co.                                7,200                 209
 -  Chris-Craft Industries, Inc.                                 3,800                 208
    Questar Corp.                                               10,600                 208
 -  Circus Circus Enterprises Inc.                              12,200                 207
 -  U.S. Foodservice                                             5,900                 207
 -  Healthcare & Retirement Corp.                                5,200                 205
    York International Corp.                                     4,700                 205
 -  Saks Holdings, Inc.                                          7,400                 204
    Tiffany & Co.                                                4,200                 202
    City National Corp.                                          5,400                 199
    HSB Group Inc.                                               3,700                 198
    Witco Chemical Corp.                                         6,700                 196
    Pittston Brink's Group                                       5,300                 195
    Cordant Technologies, Inc.                                   4,200                 194

------------------------------------------------------------------------------------------
                                                                                    MARKET
MID CAPITALIZATION                                                                  VALUE*
STOCK PORTFOLIO                                                 SHARES               (000)
------------------------------------------------------------------------------------------
    IBP, Inc.                                                   10,700              $  194
    Southdown, Inc.                                              2,700                 193
    Beckman Coulter, Inc.                                        3,300                 192
    Meritor Automotive, Inc.                                     8,000                 192
    National Fuel Gas Co.                                        4,400                 192
 -  CompUSA, Inc.                                               10,600                 191
    COMSAT Corp.                                                 6,700                 190
    Lancaster Colony Corp.                                       5,000                 189
    Pentair, Inc.                                                4,400                 187
 -  Beverly Enterprises, Inc.                                   13,000                 180
    TCA Cable Television, Inc.                                   3,000                 180
 -  BJ's Wholesale Club, Inc.                                    4,400                 179
    Fingerhut Co.                                                5,400                 178
 -  Symantec Corp.                                               6,700                 175
    ASA Holdings Inc.                                            3,500                 174
    Callaway Golf Co.                                            8,700                 171
 -  ACNielson Corp.                                              6,700                 169
    AGCO Corp.                                                   8,000                 165
 -  Policy Management Systems Corp.                              4,200                 165
    Reynolds & Reynolds Class A                                  9,000                 164
    Teleflex Inc.                                                4,300                 163
 -  GTech Holdings Corp.                                         4,800                 162
    Inland Steel Industries, Inc.                                5,700                 161
    Ogden Corp.                                                  5,800                 161
    Mark IV Industries, Inc.                                     7,400                 160
    Lee Enterprises, Inc.                                        5,200                 159
 -  Alaska Air Group, Inc.                                       2,900                 158
 -  Atmel Corp.                                                 11,600                 158
    DENTSPLY International Inc.                                  6,300                 158
 -  Informix Corp.                                              20,000                 158
    Kelly Services, Inc. Class A                                 4,400                 156
    Minnesota Power, Inc.                                        3,900                 155
 -  UCAR International, Inc.                                     5,300                 155
    Alexander & Baldwin, Inc.                                    5,300                 154
    Universal Corp.                                              4,100                 153
    Wausau-Mosinee Paper Corp.                                   6,700                 153
    Idaho Power Co.                                              4,400                 152
    Rayonier Inc.                                                3,300                 152
    Carlisle Co., Inc.                                           3,500                 151
 -  Covance, Inc.                                                6,700                 151
    Media General, Inc. Class A                                  3,100                 151
    J.B. Hunt Transport Services, Inc.                           4,200                 150
    Kennametal, Inc.                                             3,600                 150
    Nevada Power Co.                                             5,800                 149
    Precision Castparts Corp.                                    2,800                 149
    Hawaiian Electric Industries Inc.                            3,700                 147
 -  Varco International, Inc.                                    7,400                 147
 -  Brinker International, Inc.                                  7,600                 146
    Sotheby's Holdings Class A                                   6,500                 145
    BetzDearborn Inc.                                            3,400                 143
    Albemarle Corp.                                              6,400                 141
    Kaydon Corp.                                                 4,000                 141
 -  Oxford Health Plan                                           9,200                 141
 -  Vishay Intertechnology, Inc.                                 7,875                 141
 -  Concentra Managed Care                                       5,300                 138
    Medusa Corp.                                                 2,200                 138
    Donaldson Co., Inc.                                          5,800                 137
    Varian Associates, Inc.                                      3,500                 137
    Washington Gas Light Corp.                                   5,100                 136
    Borg-Warner Automotive, Inc.                                 2,800                 135
    Universal Foods Corp.                                        6,000                 133
    Minerals Technologies, Inc.                                  2,600                 132
    Tecumseh Products Co. Class A                                2,500                 132
    AGL Resources Inc.                                           6,600                 131
    Carpenter Technology Corp.                                   2,600                 131
 -  IVAX Corp.                                                  14,100                 130
    Federal Signal Corp.                                         5,300                 129
 -  Wisconsin Central
      Transportation Corp.                                       5,900                 129
    AK Steel Corp.                                               7,100                 127
    Flowserve Corp.                                              4,900                 121
    GenCorp, Inc.                                                4,800                 121
    Modine Manufacturing Co.                                     3,500                 121
 -  Seagull Energy Corp.                                         7,300                 121
 -  Sensormatic Electronics Corp.                                8,600                 120
    Wallace Computer Services, Inc.                              5,000                 119
 -  Airgas, Inc.                                                 8,200                 118
    First Brands Corp.                                           4,600                 118
 -  PSS World Medical, Inc.                                      8,100                 118
    The Standard Register Co.                                    3,300                 117
    Aliant Communications, Inc.                                  4,200                 115
    Claire's Stores, Inc.                                        5,600                 115
 -  Lands' End, Inc.                                             3,600                 114
 -  Nine West Group, Inc.                                        4,200                 113
    Ametek Aerospace Products Inc.                               3,800                 111
    Ferro Corp.                                                  4,400                 111
    Houghton Mifflin Co.                                         3,500                 111
    Public Service Co. of New Mexico                             4,900                 111
    Newport News Shipbuilding Inc.                               4,100                 110
    Banta Corp.                                                  3,500                 108
    M.A. Hanna Co.                                               5,900                 108
    Ranger Oil Ltd.                                             14,600                 107
 -  Vlasic Foods International, Inc.                             5,300                 107
    Bob Evans Farms, Inc.                                        5,000                 106
    Arvin Industries, Inc.                                       2,900                 105
    Chesapeake Corp. of Virginia                                 2,700                 105
    Olsten Corp.                                                 9,400                 105
 -  Structural Dynamics
      Research Corp.                                             4,500                 104
    Bandag, Inc.                                                 2,600                 101
    Ruddick Corp.                                                5,400                  98
 -  Burlington Industries, Inc.                                  6,900                  97
 -  Borders Group, Inc.                                          2,600                  96
    Carter-Wallace, Inc.                                         5,300                  96
 -  Jacobs Engineering Group Inc.                                3,000                  96
    H.B. Fuller Co.                                              1,700                  94
    Nordson Corp.                                                2,000                  94
 -  Perrigo Co.                                                  8,900                  90
    A. Schulman Inc.                                             4,600                  90
    Superior Industries
      International, Inc.                                        3,200                  90
 -  Vanguard Cellular Systems, Inc.
      Class A                                                    4,700                  89
 -  Cirrus Logic                                                 7,900                  88
 -  Cypress Semiconductor Corp.                                 10,600                  88
    Overseas Shipholding Group Inc.                              4,300                  88
    Albany International Corp.                                   3,618                  87
    Georgia Gulf Corp.                                           3,800                  87
    Unisource Worldwide, Inc.                                    8,000                  87
    Dexter Corp.                                                 2,700                  86
    Longview Fibre Co.                                           6,000                  86
    J.M. Smucker Co. Class A                                     3,400                  84

------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
 -  Buffets Inc.                                                 5,300            $     83
 -  NovaCare, Inc.                                               7,100                  83
    Wellman, Inc.                                                3,600                  82
    Heilig-Meyers Co.                                            6,600                  81
 -  Mentor Graphics Corp.                                        7,600                  80
    Rollins, Inc.                                                3,900                  80
 -  Sequa Corp. Class A                                          1,200                  80
 -  ATL Ultrasound, Inc.                                         1,700                  78
 -  Imation Corp.                                                4,700                  78
      Indiana Energy, Inc.                                       2,600                  78
    Lance, Inc.                                                  3,500                  78
    Cleco Corp.                                                  2,600                  77
    P.H. Glatfelter Co.                                          4,900                  77
 -  Scholastic Corp.                                             1,900                  76
    Central Maine Power Co.                                      3,800                  74
    Church & Dwight, Inc.                                        2,300                  74
 -  Lone Star Steakhouse &
      Saloon, Inc.                                               5,300                  73
 -  Stratus Computer, Inc.                                       2,800                  71
    Cleveland-Cliffs Iron Co.                                    1,300                  70
    Stewart & Stevenson Services, Inc.                           3,900                  70
 -  Integrated Device Technology Inc.                            9,400                  67
    Quaker State Corp.                                           4,100                  67
    Sbarro, Inc.                                                 2,400                  65
    Watts Industries Class A                                     3,100                  65
    Granite Construction Co.                                     2,100                  64
 -  Information Resources, Inc.                                  3,400                  63
 -  Parker Drilling Co.                                          8,900                  63
    Dreyer's Grand Ice Cream, Inc.                               3,100                  62
 -  Micro Warehouse Inc.                                         4,000                  62
    International Multifoods Corp.                               2,200                  61
 -  Acuson Corp.                                                 3,300                  60
 -  Sequent Computer Systems, Inc.                               5,000                  60
    CalMat Co.                                                   2,700                  59
    Ethyl Corp.                                                  9,700                  59
    Black Hills Corp.                                            2,500                  58
    Enesco Group, Inc.                                           1,900                  58
    Lawter International Inc.                                    5,300                  58
 -  Magnatek                                                     3,600                  57
    Oregon Steel Mills, Inc.                                     3,000                  56
    Reliastar Financial Corp.                                    1,100                  53
 -  U.S. Office Products Co.                                     2,714                  53
 -  Medaphis Corp.                                               8,500                  51
    NCH Corp.                                                      800                  51
    Calgon Carbon Corp.                                          4,600                  46
 -  Maxxam Inc.                                                    800                  45
    Arnold Industries, Inc.                                      3,000                  44
 -  Apria Healthcare                                             6,000                  40
    Brush Wellman, Inc.                                          1,900                  39
    OEA, Inc.                                                    2,400                  38
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $118,618)                                                                  117,057
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                                    FACE            MARKET
                                                                  AMOUNT            VALUE*
                                                                   (000)             (000)
-------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.5%)
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  5.67%, 7/1/1998                                                 $1,429          $  1,429
  5.76%, 7/1/1998--Note F                                            341               341
-------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $1,770)                                                                      1,770
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.4%)
  (COST $120,388)                                                                  118,827
-------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.4%)
-------------------------------------------------------------------------------------------
Other Assets--Note B                                                                 2,258
Liabilities--Note F                                                                 (3,906)
                                                                                  ---------
                                                                                    (1,648)
-------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                 $117,179
===========================================================================================

*See Note A in Notes to Financial Statements.

-Non-Income-Producing Security.

-------------------------------------------------------------------------------------------
AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------
                                                                                     AMOUNT
                                                                                      (000)
------------------------------------------------------------------------------------------
Paid in Capital                                                                   $118,314
Undistributed Net Investment Income                                                    198
Accumulated Net Realized Gains                                                         228
Unrealized Depreciation--Note E                                                     (1,561)
-------------------------------------------------------------------------------------------
NET ASSETS                                                                        $117,179
===========================================================================================

Investor Shares--Net Assets
  Applicable to 10,855,243 outstanding
  shares of beneficial interest
  (unlimited authorization)                                                       $107,318
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                                    $9.89
===========================================================================================

Institutional Shares--Net Assets
  Applicable to 997,322 outstanding
  shares of beneficial interest
  (unlimited authorization)                                                         $9,861
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                               $9.89
===========================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
STOCK PORTFOLIO                                                 SHARES               (000)
------------------------------------------------------------------------------------------
COMMON STOCKS (96.5%)(1)
------------------------------------------------------------------------------------------
    Reinsurance Group of
      America, Inc.                                            117,400            $  6,941
    Avalon Bay Communities                                     182,624               6,940
    Fingerhut Co.                                              175,600               5,795
 -  NTL Inc.                                                   100,867               5,396
    Interstate Energy Corp.                                    165,082               5,365
 -  AmeriSource Health Corp.                                    78,900               5,183
 -  ICG Communications, Inc.                                   141,100               5,159
    Idaho Power Co.                                            147,900               5,121
    HSB Group Inc.                                              94,950               5,080
    Camden Property Trust REIT                                 170,187               5,063
 -  Allied Waste Industries, Inc.                              210,700               5,057
 -  Winstar Communications, Inc.                               117,300               5,036
    Old National Bancorp                                       101,572               4,850
 -  Legato Systems, Inc.                                       124,000               4,836
    CMAC Investment Corp.                                       77,300               4,754
 -  Western Wireless Corp.                                     238,200               4,749
    Oakwood Homes Corp.                                        154,700               4,641
 -  Symantec Corp.                                             177,040               4,625
 -  PMC Sierra Inc.                                             98,200               4,603
    WestAmerica Bancorporation                                 142,700               4,584
 -  Aspect Telecommunications
      Corp.                                                    165,500               4,530
    Inland Steel Industries, Inc.                              160,400               4,521
 -  MedImmune Inc.                                              72,000               4,491
    First American Financial Corp.                              49,700               4,473
    Keystone Financial, Inc.                                   120,653               4,464
 -  World Color Press, Inc.                                    127,500               4,463
 -  Bethlehem Steel Corp.                                      357,691               4,449
    Minnesota Power, Inc.                                      110,800               4,404
    General Growth Properties
      Inc. REIT                                                117,800               4,403
    Peoples Energy Corp.                                       112,925               4,362
    Kaydon Corp.                                               122,900               4,340
 -  Microchip Technology, Inc.                                 165,400               4,321
    Universal Foods Corp.                                      194,700               4,320
 -  Mueller Industries Inc.                                    116,000               4,306
 -  Covance, Inc.                                              191,000               4,297
    Nevada Power Co.                                           166,700                 292
    Aptargroup Inc.                                             69,000               4,291
 -  GTech Holdings Corp.                                       126,600               4,265
    Mark IV Industries, Inc.                                   196,875               4,257
 -  Gentex Corp.                                               234,400               4,248
 -  Rational Software Corp.                                    277,179               4,227
 -  CheckFree Holdings Corp.                                   143,100               4,212
    Hawaiian Electric Industries Inc.                          105,700               4,195
    Minerals Technologies, Inc.                                 82,300               4,187
    Washington Water Power Co.                                 186,300               4,180
 -  Skytel Communications, Inc.                                178,400               4,176
 -  Interim Services, Inc.                                     129,906               4,173
    United Bankshares, Inc.                                    122,000               4,163
    National Data Corp.                                         94,900               4,152
    Rochester Gas and Electric Corp.                           129,100               4,123
 -  Devry, Inc.                                                187,800               4,120
    Kaufman & Broad Home Corp.                                 129,700               4,118
 -  American Management
      Systems, Inc.                                            137,000               4,101
    Wausau-Mosinee Paper Corp.                                 179,110               4,097
    Precision Castparts Corp.                                   76,700               4,094
 -  Corporate Express, Inc.                                    320,650               4,068
 -  Valassis Communications, Inc.                              105,300               4,061
    Universal Corp.                                            108,600               4,059
    Ball Corp.                                                 100,400               4,035
    Rayonier Inc.                                               87,700               4,034
    Adolph Coors Co. Class B                                   118,200               4,019
    Cullen/Frost Bankers, Inc.                                  73,880               4,008
    Earthgrains Co.                                             71,672               4,005
 -  CSG Systems International, Inc.                             84,400               3,956
 -  Stage Stores, Inc.                                          87,100               3,941
    United Dominion Realty
      Trust REIT                                               283,750               3,937
 -  Footstar Inc.                                               81,900               3,931
 -  Oxford Health Plan                                         256,300               3,924
    Franchise Finance Corp. of
      America REIT                                             150,700               3,909
    ONEOK, Inc.                                                 97,000               3,868
 -  Sepracor Inc.                                               93,100               3,864
    Washington Gas Light Corp.                                 144,300               3,860
 -  Vishay Intertechnology, Inc.                               215,118               3,859
 -  Barrett Resources Corp.                                    102,900               3,852
    First Industrial Realty Trust REIT                         121,100               3,852
 -  Champion Enterprises, Inc.                                 131,548               3,848
 -  PMT Services Inc                                           150,200               3,821
 -  CMG Information Services, Inc.                              54,000               3,820
    Potlatch Corp.                                              90,700               3,809
 -  Renal Care Group, Inc.                                      86,300               3,802
    MDU Resources Group, Inc.                                  106,325               3,794
 -  Novellus Systems, Inc.                                     105,900               3,779
 -  Electronics for Imaging, Inc.                              177,900               3,758
 -  America West Holdings Corp.
      Class B                                                  131,100               3,744
 -  Safeguard Scientifics, Inc.                                 89,800               3,743
    AGL Resources Inc.                                         188,300               3,742
    Sierra Pacific Resources                                   102,900               3,736
 -  Veritas DGC Inc.                                            74,700               3,730
 -  Zale Corp.                                                 116,900               3,719
    One Valley Bancorp of West
      Virginia Inc.                                            102,044               3,712
    ASA Holdings Inc.                                           74,500               3,697
    Equitable Resources, Inc.                                  121,200               3,697
 -  Pairgain Technologies, Inc.                                211,900               3,695
 -  Concentra Managed Care                                     141,650               3,683
 -  Visio Corp.                                                 77,100               3,681
    Texas Industries, Inc.                                      69,320               3,674
 -  Network Appliance, Inc.                                     94,300               3,672
 -  Linens 'n Things, Inc.                                     119,800               3,661
    Helmerich & Payne, Inc.                                    164,400               3,658
    Lee Enterprises, Inc.                                      118,500               3,629
    Lincoln Electric Holdings                                  163,800               3,624
 -  Express Scripts                                             44,900               3,620
 -  PhyCor, Inc.                                               217,900               3,609
    Health Care Properties Investors                           100,000               3,606
    BRE Properties Inc. Class A REIT                           137,648               3,587
 -  Lycos, Inc.                                                 47,500               3,580
    Pogo Producing Co.                                         142,500               3,580
 -  Sylvan Learning Systems, Inc.                              108,800               3,563
    First Citizens BancShares Class A                           35,600               3,562
    Expeditors International of
      Washington, Inc.                                          80,900               3,560
 -  Bristol Hotel Co.                                          144,850               3,549
    Medusa Corp.                                                56,550               3,548
 -  AmeriCredit Corp.                                           99,000               3,533

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
------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
 -  Excite, Inc.                                                37,700            $  3,525
 -  BISYS Group, Inc.                                           85,900               3,522
 -  Aspen Technologies, Inc.                                    69,700               3,520
    Media General, Inc. Class A                                 71,400               3,481
    Allied Group, Inc.                                          74,325               3,479
    Whitney Holdings                                            68,150               3,459
 -  Alaska Air Group, Inc.                                      63,100               3,443
    Developers Diversified Realty
      Corp. REIT                                                87,700               3,437
    Nationwide Health
      Properties, Inc.                                         143,500               3,426
 -  Santa Fe Energy Resources, Inc.                            318,400               3,423
 -  Wisconsin Central
      Transportation Corp.                                     156,500               3,423
    Fund American Enterprise
      Holding Co.                                               23,053               3,412
    Commercial Federal Corp.                                   107,875               3,411
 -  IXC Communications, Inc.                                    70,000               3,395
 -  Nova Corp. (Georgia)                                        94,400               3,375
 -  Associated Group, Inc.                                      82,248               3,372
    Hospitality Properties Trust REIT                          104,600               3,360
 -  Computer Horizons Corp.                                     90,500               3,354
 -  Romac International, Inc.                                  110,410               3,354
    Houghton Mifflin Co.                                       105,500               3,350
    Community First Bankshares                                 127,800               3,347
    Felcor Suite Hotels, Inc. REIT                             106,500               3,341
    Piedmont Natural Gas, Inc.                                  99,343               3,340
    First Brands Corp.                                         130,300               3,339
 -  Synetic, Inc.                                               58,300               3,323
    TIG Holdings, Inc.                                         144,425               3,322
 -  United Stationers, Inc.                                     51,300               3,322
 -  PETsMART, Inc.                                             332,150               3,321
 -  HNC Software, Inc.                                          81,100               3,310
    Flowserve Corp.                                            134,306               3,307
    Aliant Communications, Inc.                                120,500               3,306
 -  Metamor Worldwide, Inc.                                     93,900               3,304
    La-Z-Boy Inc.                                               58,400               3,300
    IDEX Corp.                                                  95,600               3,298
 -  Imperial Bancorp                                           109,796               3,294
    Sovereign Bancorp, Inc.                                    201,407               3,292
    Federal Signal Corp.                                       135,100               3,285
 -  e.spire Communications, Inc.                               145,400               3,280
 -  Premier Parks Inc.                                          49,000               3,265
    Claire's Stores, Inc.                                      159,150               3,262
 -  BEA Systems, Inc.                                          142,000               3,257
    Commerce Bancorp, Inc.                                      55,642               3,255
    Borg-Warner Automotive, Inc.                                67,600               3,249
    Richfood Holdings, Inc.                                    157,000               3,248
 -  Dura Pharmaceuticals, Inc.                                 145,100               3,247
    AK Steel Corp.                                             181,500               3,244
 -  Coach USA, Inc.                                             71,100               3,244
 -  Wang Laboratories, Inc.                                    127,450               3,242
    Carpenter Technology Corp.                                  64,500               3,241
 -  Informix Corp.                                             409,400               3,237
    New Plan Realty Trust REIT                                 132,100               3,236
 -  Xylan Corp.                                                108,461               3,233
    Polaris Industries, Inc.                                    85,700               3,224
    Ferro Corp.                                                127,100               3,217
    Ametek Aerospace Products Inc.                             109,700               3,215
    Roslyn Bancorp, Inc.                                       144,056               3,214
    General Cable Corp.                                        111,150               3,209
 -  Paragon Health Network, Inc.                               198,899               3,207
 -  PSS World Medical, Inc.                                    218,862               3,201
    Storage USA, Inc. REIT                                      91,300               3,195
 -  Corn Products International, Inc.                           94,300               3,194
 -  UICI                                                       116,700               3,180
 -  Seagull Energy Corp.                                       191,800               3,177
    Russell Corp.                                              105,225               3,176
 -  Gilead Sciences, Inc.                                       99,000               3,174
    Hussman International, Inc.                                170,575               3,166
    Battle Mountain Gold Co. Class A                           531,400               3,155
 -  Transaction Systems
      Architects, Inc.                                          81,900               3,153
 -  Catalina Marketing Corp.                                    60,600               3,147
    Public Service Co. of
      New Mexico                                               138,000               3,131
    Wallace Computer Services, Inc.                            131,800               3,130
    Tecumseh Products Co. Class A                               59,100               3,121
 -  Nautica Enterprises Inc.                                   116,114               3,113
    Jostens Inc.                                               128,700               3,105
 -  Agouron Pharmaceuticals, Inc.                              102,306               3,101
    Federal Realty Investment
      Trust REIT                                               128,700               3,097
 -  Smithfield Foods, Inc.                                     101,400               3,093
    Donaldson Co., Inc.                                        130,900               3,092
 -  Tower Automotive, Inc.                                      72,100               3,091
    Staten Island Bancorp, Inc.                                135,800               3,089
    Newport News Shipbuilding Inc.                             115,400               3,087
 -  NBTY, Inc.                                                 167,900               3,085
    Sotheby's Holdings Class A                                 137,700               3,081
 -  Acxiom Corp.                                               123,150               3,071
    Charles E. Smith Residential
      Realty, Inc. REIT                                         95,400               3,053
 -  AgriBioTech, Inc.                                          110,100               3,048
    Banta Corp.                                                 98,400               3,038
    Cincinnati Milacron, Inc.                                  124,977               3,038
    XTRA Corp.                                                  50,200               3,037
    W.R. Berkley Corp.                                          75,575               3,028
    Life Re Corp.                                               36,900               3,026
    OM Group, Inc.                                              73,000               3,011
 -  Laidlaw Environmental
      Services, Inc.                                           829,137               3,006
    Webster Financial Corp.                                     90,400               3,006
    Air Express International Corp.                            112,300               3,004
 -  Envoy Corp.                                                 63,300               2,999
    Atmos Energy Corp.                                          98,241               2,996
 -  Systems & Computer
      Technology Corp.                                         110,800               2,992
    Prentiss Properties Trust REIT                             123,000               2,990
 -  Williams Sonoma, Inc.                                       93,724               2,981
 -  ITC DeltaCom, Inc.                                          69,600               2,974
    Bob Evans Farms, Inc.                                      139,900               2,964
    LTV Corp.                                                  308,800               2,953
    Pulte Corp.                                                 98,600               2,946
 -  American Disposal Services, Inc.                            62,700               2,939
 -  MedQuist, Inc.                                             101,700               2,936
    Enhance Financial Services
      Group, Inc.                                               86,800               2,929
    Casey's General Stores                                     175,800               2,912
    CNB Bancshares, Inc.                                        60,639               2,911
    NACCO Industries, Inc. Class A                              22,495               2,907
    JLG Industries, Inc.                                       143,500               2,906

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
------------------------------------------------------------------------------------------
                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
STOCK PORTFOLIO                                                 SHARES               (000)
------------------------------------------------------------------------------------------
-   Affiliated Computer Services, Inc.                          75,400            $  2,903
    Applied Power, Inc.                                         84,400               2,901
-   FileNET Corp.                                              100,400               2,899
-   Plantronics, Inc.                                           56,300               2,899
-   Syntel, Inc.                                                92,775               2,899
    Commerce Group, Inc.                                        74,700               2,895
    Reckson Associates Realty
      Corp. REIT                                               122,200               2,894
    Wolverine World Wide, Inc.                                 133,140               2,887
-   Shopko Stores, Inc.                                         84,800               2,883
    MascoTech Inc.                                             120,000               2,880
-   Michaels Stores, Inc.                                       81,518               2,876
    Interface, Inc.                                            142,400               2,875
-   Sensormatic Electronics Corp.                              205,350               2,875
    Fifth Third Bancorp                                         45,627               2,874
    USFreightways Corp.                                         87,200               2,864
-   Tuboscope Inc.                                             144,800               2,860
    Longs Drug Stores, Inc.                                     98,900               2,856
-   Fairfield Communities, Inc.                                148,400               2,847
-   Coventry Health Care Inc.                                  190,500               2,834
-   IDEXX Laboratories Corp.                                   113,400               2,821
    FBL Financial Group, Inc. Class A                          110,000               2,819
    UMB Financial Corp.                                         56,938               2,818
-   Avid Technology, Inc.                                       83,900               2,811
-   SPX Corp.                                                   43,600               2,807
    Lone Star Industries, Inc.                                  36,400               2,805
-   Prime Hospitality Corp.                                    160,700               2,802
-   SEACOR SMIT Inc.                                            45,700               2,802
    Wicor, Inc.                                                121,000               2,798
    Briggs & Stratton Corp.                                     74,625               2,794
-   IVAX Corp.                                                 301,600               2,790
-   MMC Networks, Inc.                                          87,300               2,783
-   Twinlab Corp.                                               63,700               2,783
    FirstBank Puerto Rico                                      106,800               2,777
    Susquehanna Bancshares, Inc.                                74,050               2,768
-   Marine Drilling Co., Inc.                                  172,700               2,763
-   Central Garden and Pet Co.                                  88,700               2,761
    Glenborough Realty Trust,
      Inc. REIT                                                104,700               2,761
    IndyMac Mortgage Holdings, Inc.                            121,300               2,759
    G & K Services, Inc.                                        63,150               2,755
    GenCorp, Inc.                                              108,900               2,750
    First Financial Bancorp                                    106,008               2,743
    BancorpSouth, Inc.                                         130,400               2,738
-   Technology Solutions Co.                                    86,350               2,736
    HCC Insurance Holdings, Inc.                               123,850               2,725
-   Genesis Health Ventures Inc.                               108,825               2,721
    Merry Land & Investment Co.,
      Inc. REIT                                                129,018               2,717
-   Rambus Inc.                                                 44,400               2,714
    Albank Financial Corp.                                      38,440               2,712
    Cornerstone Properties, Inc. REIT                          153,800               2,711
-   Trammell Crow Co.                                           81,050               2,710
    M.A. Hanna Co.                                             147,400               2,699
    C.H. Robinson Worldwide, Inc.                              108,400               2,696
-   Primark Corp.                                               86,100               2,696
    Chesapeake Corp. of Virginia                                69,200               2,694
    Eastern Enterprises                                         62,800               2,693
    UGI Corp. Holding Co.                                      108,000               2,687
    Roper Industries Inc.                                      102,800               2,686
-   Airgas, Inc.                                               186,700               2,684
-   Triangle Pacific Corp.                                      48,665               2,677
    Foster Wheeler Corp.                                       124,400               2,667
    Bowne & Co., Inc.                                           59,200               2,664
    Trans Financial, Inc.                                       46,400               2,662
-   EEX Corp.                                                  283,700               2,660
-   Journal Register Co.                                       158,800               2,660
    Dallas Semiconductor Corp.                                  85,500               2,651
    The Macerich Co. REIT                                       90,400               2,650
-   Human Genome Sciences, Inc.                                 74,200               2,648
-   Newfield Exploration Co.                                   106,400               2,647
-   Sola International, Inc.                                    80,800               2,641
-   E*TRADE Group, Inc.                                        115,000               2,638
    Central Hudson Gas &
      Electric Corp.                                            57,400               2,633
-   Bally Total Fitness Holding Corp.                           73,100               2,632
-   PAREXEL International Corp.                                 72,100               2,623
    HUBCO, Inc.                                                 73,204               2,622
    Executive Risk, Inc.                                        35,500               2,618
    Arvin Industries, Inc.                                      72,000               2,615
-   Delphi Financial Group, Inc.                                46,410               2,613
-   Structural Dynamics
      Research Corp.                                           113,006               2,613
    WPS Resources Corp.                                         79,600               2,612
-   Burlington Industries, Inc.                                185,100               2,603
-   ShowBiz Pizza Time, Inc.                                    64,500               2,600
-   Pride International Inc.                                   153,400               2,598
    Trustmark Corp.                                            118,100               2,591
    Georgia Gulf Corp.                                         113,500               2,589
    Landamerica Financial Group                                 45,200               2,588
-   Young Broadcasting Inc.                                     39,800               2,587
    Shurgard Storage Centers, Inc.
      Class A REIT                                              93,200               2,586
    Fidelity National Financial, Inc.                           64,939               2,585
    Capital Re Corp.                                            36,000               2,579
-   United Rentals, Inc.                                        61,400               2,579
    John Wiley & Sons Class A                                   42,200               2,569
-   VISIX Inc.                                                  43,100               2,564
-   International Network Services                              62,500               2,563
-   ETEC Systems, Inc.                                          72,800               2,562
    J.B. Hunt Transport Services, Inc.                          71,900               2,561
    National Health Investors REIT                              77,100               2,554
-   AnnTaylor Stores Corp.                                     120,500               2,553
-   Mettler-Toledo International Inc.                          127,100               2,550
    SEI Corp.                                                   41,100               2,548
-   Catalytica, Inc.                                           129,600               2,543
    Devon Energy Corp.                                          72,800               2,543
    Modine Manufacturing Co.                                    73,400               2,541
    NAC Re Corp.                                                47,550               2,538
-   VLSI Technology, Inc.                                      151,225               2,538
-   Cellular Communications
      International Inc.                                        50,850               2,536
    ASARCO, Inc.                                               113,875               2,534
    Trinet Corporate Realty Trust,
      Inc. REIT                                                 74,400               2,530
-   Pre-Paid Legal Services, Inc.                               80,100               2,528
    UST Corp.                                                   95,400               2,528
    SIG Corp.                                                   78,599               2,520
    First Midwest Bancorp                                       57,300               2,519
    H.B. Fuller Co.                                             45,350               2,514
    St. Paul Bancorp, Inc.                                     111,205               2,513
-   Zebra Technologies Class A                                  58,700               2,509

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
------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
-   Cypress Semiconductor Corp.                                301,525            $  2,506
    Kellwood Co.                                                70,050               2,504
-   Pacific Sunwear of California                               71,175               2,491
    Jones Pharma, Inc.                                          75,100               2,488
-   Henry Schein, Inc.                                          53,900               2,486
    Arthur J. Gallagher & Co.                                   55,500               2,484
    Westernbank Puerto Rico                                    146,800               2,477
-   Markel Corp.                                                13,900               2,474
-   PharMerica, Inc.                                           205,000               2,473
-   Software AG Systems, Inc.                                   84,500               2,472
    Jefferies Group, Inc.                                       60,232               2,470
-   Progress Software Corp.                                     60,200               2,468
-   Nine West Group, Inc.                                       91,900               2,464
-   Mercury Interactive Corp.                                   55,200               2,463
    Belden, Inc.                                                80,400               2,462
-   Century Communications Corp.
      Class A                                                  131,116               2,458
    Colonial Properties Trust REIT                              79,300               2,458
-   Cerner Corp.                                                86,700               2,455
    Baldor Electric Co.                                        100,227               2,443
    Hughes Supply, Inc.                                         66,650               2,441
-   Patterson Dental Co.                                        66,650               2,441
    Caraustar Industries, Inc.                                  84,500               2,440
    AAR Corp.                                                   82,400               2,436
    Longview Fibre Co.                                         170,700               2,432
-   Papa John's International, Inc.                             61,650               2,431
-   Magellan Health Services, Inc.                              95,700               2,428
    Cousins Properties, Inc. REIT                               80,900               2,417
-   AXENT Technologies, Inc.                                    78,880               2,416
-   Brightpoint, Inc.                                          166,525               2,415
    First Hawaiian, Inc.                                        66,400               2,415
-   Walter Industries, Inc.                                    127,500               2,415
    Weingarten Realty Investors REIT                            57,675               2,412
-   Extended Stay America, Inc.                                214,300               2,411
    Frontier Insurance Group, Inc.                             106,832               2,410
-   Century Business Services, Inc.                            120,400               2,408
    Dexter Corp.                                                75,700               2,408
-   Wind River Systems                                          67,000               2,404
    Chateau Communities, Inc. REIT                              83,500               2,401
-   Avant! Corp.                                                96,938               2,399
    Eaton Vance Corp.                                           51,800               2,399
    Citizens Banking Corp.                                      71,300               2,397
-   Infoseek Corp.                                              66,800               2,396
-   Scotts Co.                                                  64,300               2,395
-   Buffets Inc.                                               152,449               2,392
    Park National Corp.                                         23,700               2,392
    Stride Rite Corp.                                          158,800               2,392
-   Windmere-Durable Holdings Inc.                              66,767               2,391
    Orange & Rockland Utilities, Inc.                           44,500               2,389
-   Input/Output, Inc.                                         133,800               2,383
-   SLI, Inc.                                                   91,075               2,379
-   Level One Communications                                   101,175               2,378
-   Ventas, Inc.                                               171,900               2,374
-   Silicon Valley Bancshares                                   66,600               2,371
    U.S. Trust Corp.                                            31,100               2,371
    Invacare Corp.                                              92,500               2,370
-   NovaCare, Inc.                                             201,500               2,368
-   First Federal Financial Corp.                               45,475               2,365
    Meridian Industrial Trust,
      Inc. REIT                                                102,800               2,364
-   Vail Resorts Inc.                                           88,700               2,362
-   Newpark Resources, Inc.                                    211,900               2,357
-   Harbinger Corp.                                             97,250               2,352
-   USWeb Corp.                                                 98,900               2,343
-   Orthodontic Centers of
      America, Inc.                                            111,800               2,341
-   Hayes Lemmerz
      International Inc.                                        58,800               2,337
    Harman International
      Industries, Inc.                                          60,525               2,330
    A. Schulman Inc.                                           119,100               2,330
    United Illuminating Co.                                     45,950               2,326
    Provident Bankshares Corp.                                  78,540               2,317
-   Vanguard Cellular Systems, Inc.
      Class A                                                  122,750               2,317
-   Stratus Computer, Inc.                                      91,500               2,316
-   INCYTE Pharmaceuticals, Inc.                                67,700               2,310
      Applebee's International, Inc.                           103,200               2,309
    Cross Timbers Oil Co.                                      121,125               2,309
    Heilig-Meyers Co.                                          187,000               2,302
-   Jacobs Engineering Group Inc.                               71,200               2,287
    Manitowac Co., Inc.                                         56,700               2,286
    Commonwealth Energy Systems                                 60,500               2,284
-   Florida Panthers Holdings, Inc.                            116,000               2,284
-   Consolidated Capital Corp.                                 101,500               2,282
    Realty Income Corp. REIT                                    86,300               2,276
    Graco, Inc.                                                 65,225               2,275
    TR Financial Corp.                                          54,200               2,270
-   Total Renal Care Holdings, Inc.                             65,790               2,270
-   Anixter International Inc.                                 118,900               2,267
-   Mail-Well, Inc.                                            104,400               2,264
-   Hanover Compressor Co.                                      83,500               2,260
    S & T Bancorp, Inc.                                         40,900               2,260
    Dain Rauscher Corp.                                         41,200               2,256
-   Jabil Circuit, Inc.                                         68,200               2,255
    Omega Healthcare Investors,
      Inc. REIT                                                 64,100               2,252
-   Omnipoint Corp.                                             98,200               2,252
-   Beringer Wine Estates
      Holdings, Inc.                                            51,000               2,247
-   Amerin Corp.                                                76,900               2,245
-   Amphenol Corp.                                              57,500               2,243
-   LAM Research Corp.                                         117,300               2,243
-   Medicis Pharmaceutical Corp.                                61,400               2,241
-   Department 56 Inc.                                          63,100               2,240
    The McClatchy Co. Class A                                   64,700               2,240
-   UNOVA, Inc.                                                104,200               2,240
-   Data General Corp.                                         149,700               2,236
-   Imation Corp.                                              135,000               2,236
    Olsten Corp.                                               199,750               2,235
-   Buckeye Technology, Inc.                                    94,800               2,234
-   CapStar Hotel Co.                                           79,700               2,232
    Cleco Corp.                                                 75,000               2,231
    Indiana Energy, Inc.                                        74,600               2,229
-   Tekelec                                                     49,800               2,229
-   ChoicePoint Inc.                                            44,000               2,228
-   BE Avionics Inc.                                            76,300               2,222
-   Men's Wearhouse, Inc.                                       67,050               2,213
-   Perrigo Co.                                                219,300               2,207
-   Cirrus Logic                                               198,300               2,206
    Downey Financial Corp.                                      67,446               2,205
-   ADVO, Inc.                                                  78,150               2,203

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
------------------------------------------------------------------------------------------
                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
STOCK PORTFOLIO                                                 SHARES               (000)
------------------------------------------------------------------------------------------
    Brandywine Realty Trust REIT                                98,000            $  2,193
-   Midwest Express Holdings, Inc.                              60,600               2,193
    LNR Property Corp.                                          85,550               2,192
-   Foodmaker, Inc.                                            129,800               2,190
    Nordson Corp.                                               46,600               2,190
    Fleming Cos., Inc.                                         124,400               2,185
    Unisource Worldwide, Inc.                                  202,100               2,185
-   Healthcare Financial
      Partners, Inc.                                            35,600               2,183
    National Computer Systems, Inc.                             90,900               2,182
    Wellman, Inc.                                               96,000               2,178
    Cilcorp, Inc.                                               45,300               2,174
    Blount International, Inc.                                  76,200               2,172
    Crawford & Co. Class B                                     115,850               2,172
    Libbey, Inc.                                                56,700               2,172
    Firstbank of Illinois Co.                                   51,690               2,171
-   Jacor Communications, Inc.                                  36,700               2,165
-   Choice Hotel International, Inc.                           159,200               2,159
-   ICOS Corp.                                                 112,800               2,157
    Selective Insurance Group                                   96,200               2,155
    Southwest Gas Corp.                                         88,200               2,155
    Rollins Truck Leasing                                      174,037               2,154
-   Burr-Brown Corp.                                           102,500               2,153
-   Eastern Environmental
      Services, Inc.                                            63,200               2,149
-   LaSalle Partners Inc.                                       48,300               2,149
    St. John Knits, Inc.                                        55,600               2,148
-   Boole & Babbage Inc.                                        89,943               2,147
    Fluke Corp.                                                 65,200               2,143
-   ATL Ultrasound, Inc.                                        46,900               2,140
    Kuhlman Corp.                                               54,100               2,140
-   Micron Electronics, Inc.                                   176,900               2,134
-   Centennial Cellular Corp.                                   57,100               2,131
-   Glenayre Technologies, Inc.                                198,125               2,130
    Northwest Natural Gas Co.                                   76,150               2,130
-   Playtex Products, Inc.                                     133,600               2,129
-   Premisys Communications, Inc.                               85,600               2,129
    Kilroy Realty Corp. REIT                                    85,000               2,125
    Kimball International, Inc. Class B                        117,200               2,124
    Long Island Bancorp, Inc.                                   34,900               2,120
    Associated Banc-Corp.                                       56,294               2,118
    Analysts International Corp.                                74,500               2,114
    Astoria Financial Corp.                                     39,521               2,114
    Central Maine Power Co.                                    108,414               2,114
    Apartment Investment &
      Management Co. CA REIT                                    53,501               2,113
-   Hambrecht & Quist Group                                     58,200               2,113
-   Big Flower Holdings, Inc.                                   70,300               2,109
    Gaylord Entertainment Co. Class A                           65,375               2,108
-   Nuevo Energy Co.                                            65,600               2,107
-   Toll Brothers, Inc.                                         73,400               2,106
-   Cognex Corp.                                               113,800               2,105
-   Biomatrix, Inc.                                             51,300               2,103
-   Aspect Development, Inc.                                    27,800               2,102
    Computer Task Group, Inc.                                   62,700               2,100
-   Security Dynamics
      Technologies, Inc.                                       113,060               2,092
    Alexander & Baldwin, Inc.                                   71,800               2,091
-   Superior Services Inc.                                      69,500               2,089
    Tredegar Industries Inc.                                    24,600               2,088
-   Vanstar Corp.                                              142,900               2,081
    D. R. Horton, Inc.                                          99,644               2,080
-   Avis Rent A Car, Inc.                                       84,000               2,079
-   Timberland Co.                                              28,900               2,079
    McDonald & Co. Investments                                  63,320               2,078
-   CommScope, Inc.                                            128,308               2,077
-   Oak Industries, Inc.                                        58,700               2,077
    Carlisle Co., Inc.                                          48,000               2,067
    Health Care REIT, Inc.                                      81,000               2,066
-   Sun Healthcare Group, Inc.                                 141,200               2,065
    New Jersey Resources Corp.                                  57,800               2,063
    Prime Retail, Inc. REIT                                    172,700               2,062
-   Consolidated Graphies, Inc.                                 34,900               2,059
-   IDT Corp.                                                   68,500               2,059
-   Mentor Graphics Corp.                                      194,900               2,059
-   MICROS Systems, Inc.                                        62,200               2,058
    Bank North Group                                            55,600               2,057
    First Commonwealth
      Financial Corp.                                           72,800               2,057
-   Quest Diagnostics, Inc.                                     93,900               2,054
-   Whittman-Hart, Inc.                                         42,400               2,051
-   Midway Games Inc.                                          131,211               2,050
    A.O. Smith Corp.                                            39,600               2,047
    Liberty Corp.                                               40,600               2,043
-   Affiliated Managers Group, Inc.                             55,000               2,042
-   SPS Technologies, Inc.                                      34,900               2,042
-   Cole National Corp. Class A                                 51,000               2,040
    Great Atlantic & Pacific Tea
      Co., Inc.                                                 61,700               2,040
-   Imperial Credit                                             86,664               2,037
-   Dionex Corp.                                                77,200               2,036
    Riggs National Corp.                                        69,500               2,031
    Washington REIT                                            116,650               2,027
    Morgan Keegan, Inc.                                         78,300               2,026
    Vintage Petroleum, Inc.                                    107,300               2,025
    Mentor Corp.                                                83,300               2,020
-   Ralcorp Holdings, Inc.                                     107,000               2,020
-   Essex International, Inc.                                   85,200               2,013
-   Theragenics Corp.                                           77,200               2,012
-   RCN Corp.                                                  103,800               2,011
    Trustco Bank                                                76,478               2,008
-   Labor Ready, Inc.                                           66,357               2,003
-   Dominick's Supermarkets, Inc.                               44,900               2,001
-   C-Cube Microsystems, Inc.                                  107,700               1,999
-   Westwood One, Inc.                                          79,200               1,997
    Oneida Ltd.                                                 65,135               1,995
    Watsco, Inc.                                                56,700               1,995
    The Toro Co.                                                58,200               1,993
    Excel Realty Trust, Inc. REIT                               69,000               1,988
    Mid Am Inc.                                                 78,669               1,986
-   American Italian Pasta Co.                                  53,300               1,985
    Regal-Beloit Corp.                                          69,600               1,984
-   RealNetworks, Inc.                                          53,100               1,981
    Argonaut Group, Inc.                                        62,600               1,980
    MAF Bancorp, Inc.                                           54,434               1,980
    Foremost Corp. of America                                   81,800               1,973
    The Trust Co. of New Jersey                                 73,070               1,973
-   ABR Information Services, Inc.                              82,950               1,970
-   Rental Service Corp.                                        58,600               1,970
    Snyder Oil Corp.                                            98,800               1,970
    Standard Pacific Corp.                                      95,500               1,970
-   Organogenesis, Inc.                                         99,492               1,965
    Bay View Capital Corp.                                      61,806               1,962





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
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                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
-   Ionics, Inc.                                                53,200            $  1,962
-   Cable Design Technologies                                   94,850               1,956
    Juno Lighting, Inc.                                         82,800               1,956
-   Budget Group, Inc.                                          61,200               1,955
    JDN Realty Corp. REIT                                       61,300               1,954
    Arch Coal, Inc.                                             78,500               1,953
-   Armco, Inc.                                                306,400               1,953
-   United International Holdings,
      Inc. Class A                                             121,800               1,949
    Gables Residential Trust REIT                               71,500               1,939
-   Grand Casinos, Inc.                                        115,700               1,938
-   Consolidated Products Inc.                                  91,612               1,935
    Cambrex Corp.                                               73,600               1,932
    MacDermid, Inc.                                             68,400               1,932
-   SCM Microsystems,Inc.                                       30,900               1,931
    CRIIMI MAE, Inc. REIT                                      138,900               1,927
-   Genesco, Inc.                                              118,100               1,927
-   Lattice Semiconductor Corp.                                 67,775               1,925
-   Medical Assurance, Inc.                                     69,289               1,923
-   Scholastic Corp.                                            48,200               1,922
-   Metromedia International
      Group, Inc.                                              160,800               1,920
-   World Access, Inc.                                          64,000               1,920
-   Wolverine Tube, Inc.                                        50,500               1,919
    F & M National Corp.                                        66,141               1,918
    Bindly Western Industries, Inc.                             58,000               1,914
-   Macromedia                                                 102,400               1,914
    Superior Industries
      International, Inc.                                       67,900               1,914
-   Antec Corp.                                                 82,400               1,911
-   Alliant Techsystems, Inc.                                   30,200               1,910
-   Sequa Corp. Class A                                         28,600               1,909
-   Integrated Device
      Technology Inc.                                          266,500               1,907
    Regency Realty Corp. REIT                                   75,900               1,907
    Springs Industries Inc. Class A                             41,300               1,905
-   IHOP Corp.                                                  46,000               1,903
-   Berg Electronics Corp.                                      97,200               1,901
    Irwin Financial Corp.                                       65,400               1,901
    SCPIE Holdings Inc.                                         56,100               1,900
-   Sybase, Inc.                                               272,200               1,897
    Amcore Financial                                            79,020               1,896
    Ryland Group, Inc.                                          72,200               1,895
-   DoubleClick Inc.                                            38,100               1,893
    W.H. Brady Class A                                          68,000               1,891
    Anchor Bancorp Wisconsin Inc.                               48,350               1,889
    Chelsea GCA Realty, Inc. REIT                               47,200               1,888
-   Serologicals Corp.                                          58,500               1,887
-   Documentum, Inc.                                            39,300               1,886
    Quaker State Corp.                                         115,200               1,886
-   Vertex Pharmaceuticals, Inc.                                83,800               1,886
    Western Bancorp                                             44,700               1,886
-   Personnel Group of America, Inc.                            94,200               1,884
-   BET Holdings Inc. Class A                                   29,900               1,882
-   Coherent Communications
      Systems Corp.                                             40,200               1,882
-   HA-LO Industries, Inc.                                      60,450               1,882
-   Sierra Health Services                                      74,700               1,882
    Northwestern Corp.                                          75,200               1,880
-   Visual Networks, Inc.                                       51,334               1,880
    Heritage Financial Services, Inc.                           54,600               1,877
-   Just for Feet, Inc.                                         65,850               1,877
    Church & Dwight, Inc.                                       57,900               1,875
-   CHS Electronics, Inc.                                      104,700               1,872
    Queens County Bancorp, Inc.                                 42,848               1,869
    First Federal Savings Bank
      of Colorado                                               67,300               1,868
    Fleetwood Enterprises, Inc.                                 46,700               1,868
    Kelly Services, Inc. Class A                                52,800               1,868
    John Alden Financial Corp.                                  84,800               1,866
    J.M. Smucker Co. Class A                                    75,200               1,866
-   Metromedia Fiber Network, Inc.                              40,000               1,865
    Stewart & Stevenson
      Services, Inc.                                           103,610               1,865
-   Security Capital Group Inc.
      Class B                                                   70,000               1,864
    Eastern Utilities Associates                                70,889               1,861
-   Physio-Control International Corp.                          70,500               1,855
    Pioneer Group, Inc.                                         70,500               1,855
-   Rayovac Corp.                                               81,700               1,854
    CCA Prison Realty Trust REIT                                60,500               1,853
    Technitrol, Inc.                                            46,400               1,853
-   Black Box Corp.                                             55,800               1,852
-   Mid Atlantic Medical
      Services, Inc.                                           160,600               1,847
    Penncorp Financial Group Inc.                               90,100               1,847
    Poe & Brown, Inc.                                           49,650               1,846
-   Insignia Financial Group                                    75,300               1,845
    Metris Cos., Inc.                                           28,900               1,842
    Overseas Shipholding Group Inc.                             90,300               1,840
-   Comfort Systems USA, Inc.                                   78,500               1,835
    Cleveland-Cliffs Iron Co.                                   34,200               1,834
    Weeks Corp. REIT                                            57,800               1,828
-   DSP Communications, Inc.                                   132,900               1,827
    CTS Corp.                                                   61,800               1,823
-   Tel-Save Holdings, Inc.                                    123,400               1,820
-   Affymetrix, Inc.                                            75,600               1,819
    Wabash National Corp.                                       70,600               1,818
-   Emmis Broadcasting Corp.
      Class A                                                   38,000               1,817
    First Source Corp.                                          50,759               1,815
    Florida East Coast Railway Co.                              62,000               1,814
    Apogee Enterprises, Inc.                                   118,300               1,811
-   EarthLink Network, Inc.                                     23,600               1,811
    Centex Construction Products, Inc.                          47,000               1,810
    Quanex Corp.                                                59,600               1,807
    CenterPoint Properties Corp. REIT                           54,600               1,805
    Tennant Co.                                                 40,800               1,805
    Sun Communities, Inc. REIT                                  54,400               1,802
-   Anchor Gaming                                               23,200               1,801
    Chittenden Corp.                                            51,418               1,800
-   Landstar System                                             51,500               1,799
    Liberty Property Trust REIT                                 70,300               1,797
-   NCI Building Systems, Inc.                                  31,100               1,796
    Mills Corp. REIT                                            74,700               1,793
    National Golf Properties,
      Inc. REIT                                                 59,600               1,792
    Manufactured Home
      Communities, Inc. REIT                                    74,200               1,790
    Clarcor Inc.                                                85,125               1,788
-   Eagle Hardware & Garden, Inc.                               77,300               1,788
    Otter Tail Power Co.                                        48,200               1,786





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
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                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
STOCK PORTFOLIO                                                 SHARES               (000)
------------------------------------------------------------------------------------------
-   Tom Brown, Inc.                                             94,700            $  1,782
-   Ames Department Stores, Inc.                                67,500               1,776
-   Hyperion Software Corp.                                     62,300               1,776
-   Micro Warehouse Inc.                                       114,600               1,776
-   NCS HealthCare, Inc.                                        62,300               1,776
-   Cooper Cos., Inc.                                           48,600               1,771
    Urban Shopping Centers,
      Inc. REIT                                                 56,200               1,770
-   Genrad, Inc.                                                89,500               1,768
-   PSINet, Inc.                                               135,900               1,767
    Patriot American Hospitality,
    Inc. REIT                                                   72,469               1,767
    Bay State Gas Co.                                           46,076               1,765
-   Silgan Holdings, Inc.                                       63,000               1,764
    American Health Properties, Inc.                            70,500               1,763
    Orion Capital Corp.                                         31,550               1,763
    Presidential Life Corp.                                     82,500               1,763
    Enesco Group, Inc.                                          57,300               1,762
    Santa Barbara Bancorp                                       61,300               1,762
-   First Republic Bank                                         48,700               1,759
    AmerUs Life Holdings, Inc.                                  54,292               1,758
    Grief Brothers Corp. Class A                                46,900               1,753
    C & D Technology Inc.                                       30,200               1,752
    American Heritage Life
      Investment Corp.                                          75,664               1,750
    Geon Co.                                                    76,300               1,750
-   Hutchinson Technology, Inc.                                 64,200               1,749
-   American Eagle Outfitters, Inc.                             45,300               1,747
    John H. Harland Co.                                        103,100               1,746
-   STAR Telecommunications, Inc.                               77,900               1,743
-   Curative Health Services Inc.                               61,100               1,741
-   Electro Rent Corp.                                          77,558               1,740
    Ballard Medical Products                                    96,466               1,736
    Commonwealth Bancorp                                        75,600               1,734
    Regis Corp.                                                 58,600               1,732
    Fair Issac & Co.                                            45,500               1,729
-   Information Resources, Inc.                                 93,400               1,728
    CBL & Associates Properties,
      Inc. REIT                                                 71,200               1,727
    Energen Corp.                                               85,700               1,725
-   StaffMark, Inc.                                             47,100               1,725
    Florida Rock Industries, Inc.                               58,900               1,719
-   Trans World Airlines                                       165,600               1,718
-   Vantive Corp.                                               83,800               1,718
    Ruddick Corp.                                               94,700               1,716
-   Sequent Computer Systems, Inc.                             142,200               1,715
-   Artesyn Technologies, Inc.                                 107,056               1,713
-   Xircom, Inc.                                               110,100               1,713
    Phoenix Investment Partners Ltd.                           197,100               1,712
    Hollinger International, Inc.                              100,600               1,710
    JSB Financial                                               29,200               1,710
    Werner Enterprises, Inc.                                    89,688               1,710
    Bandag, Inc.                                                43,800               1,708
    Sunstone Hotel Investors,
      Inc. REIT                                                128,300               1,708
-   Host Marriott Services Corp.                               116,940               1,703
    Security Capital Atlantic,
      Inc. REIT                                                 76,200               1,700
    Telxon Corp.                                                52,500               1,700
-   Lone Star Steakhouse &
      Saloon, Inc.                                             122,900               1,698
-   Harken Energy Corp.                                        352,700               1,697
-   Trans World Entertainment Corp.                             39,300               1,695
-   Sunglass Hut International, Inc.                           153,100               1,694
-   Tetra Tech, Inc.                                            69,858               1,694
-   Cliffs Drilling Co.                                         51,514               1,690
    Storage Trust Realty REIT                                   72,300               1,690
-   Credence Systems Corp.                                      88,900               1,689
-   U.S. Home Corp.                                             40,900               1,687
-   Steel Dynamics, Inc.                                       121,500               1,686
    Block Drug Co. Class A                                      44,318               1,684
    Protection One, Inc.                                       153,900               1,683
    Alpharma, Inc. Class A                                      76,434               1,682
    Superior Telecom Inc.                                       40,375               1,681
-   Billing Concepts Corp.                                     108,400               1,680
    West Co., Inc.                                              59,300               1,679
-   American Tower Corp. Class A                                67,160               1,675
-   Friedman, Billings, Ramsey
      Group, Inc.                                              116,000               1,675
    ChemFirst Inc.                                              66,300               1,674
-   Ligand Pharmaceuticals Class B                             130,000               1,674
    Black Hills Corp.                                           72,650               1,671
    Capstead Mortgage Corp.                                    199,400               1,670
    Irvine Apartment Communities,
      Inc. REIT                                                 57,700               1,670
    Zero Corp.                                                  58,700               1,666
-   On Assignment, Inc.                                         47,500               1,660
    Standard Products Co.                                       59,025               1,660
    Cash America International Inc.                            108,812               1,659
    National Bankcorp of Alaska Inc.                            53,600               1,655
    Republic Bancorp, Inc.                                      87,700               1,655
-   CNA Surety Corp.                                           112,000               1,652
    National Penn Bancshares Inc.                               48,526               1,650
    Bank of Granite Corp.                                       52,218               1,645
-   Bell & Howell Co.                                           63,700               1,644
-   UniSource Energy Corp.                                     104,360               1,644
-   Respironics, Inc.                                          105,491               1,642
-   Neurex Corp.                                                54,000               1,640
-   KEMET Corp.                                                124,600               1,639
    Fulton Financial Corp.                                      64,553               1,638
-   Station Casinos, Inc.                                      111,500               1,638
    Albemarle Corp.                                             74,200               1,637
-   Banctec, Inc.                                               70,728               1,636
-   CB Richard Ellis Services, Inc.                             48,929               1,636
-   Barr Labs Inc.                                              41,100               1,634
    Elcor Corp.                                                 64,650               1,632
-   K-V Pharmaceutical Co. Class B                              70,750               1,632
    Philadelphia Suburban Corp.                                 74,600               1,632
-   Charming Shoppes, Inc.                                     343,400               1,631
-   Sonic Corp.                                                 72,900               1,631
-   Action Performance Cos., Inc.                               50,600               1,629
-   Red Roof Inns, Inc.                                         96,200               1,629
-   Sangstat Medical Corp.                                      51,900               1,628
-   El Paso Electric Co.                                       177,000               1,626
    Dynex Capital, Inc.                                        146,000               1,624
-   Yellow Corp.                                                87,450               1,623
-   Excel Switching Corp.                                       65,200               1,622
    New England Business
      Service, Inc.                                             50,300               1,622
-   Kent Electronics Corp.                                      88,400               1,619
-   Furniture Brands International Inc.                         57,600               1,616
-   Southwest Bancorporation of
      Texas, Inc.                                               85,800               1,614





                                       32
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
------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
    F.N.B. Corp.                                                48,268            $  1,611
-   Paxar Corp.                                                139,956               1,609
-   Stillwater Mining Co.                                       59,300               1,609
-   Adtran, Inc.                                                61,500               1,607
    Standex International Corp.                                 54,200               1,606
-   Parker Drilling Co.                                        227,200               1,605
    Del Webb Corp.                                              61,796               1,603
-   Broderbund Software, Inc.                                   70,200               1,601
-   Franklin Covey Co.                                          82,900               1,596
    Healthcare Realty Trust Inc.                                58,400               1,591
-   Silicon Valley Group, Inc.                                  98,900               1,589
    International Multifoods Corp.                              57,700               1,587
-   Terex Corp.                                                 55,700               1,587
-   Littelfuse, Inc.                                            62,800               1,586
-   Conmed Corp.                                                68,850               1,584
    TNP Enterprises, Inc.                                       51,300               1,584
-   Access Health Marketing, Inc.                               62,049               1,582
-   Knoll, Inc.                                                 53,600               1,581
    Sterling Bancshares, Inc.                                  100,200               1,578
-   White River                                                 17,426               1,577
-   Transkaryotic Therapies, Inc.                               61,200               1,576
    Equity Inns, Inc. REIT                                     119,100               1,571
    InterWest Bancorp Inc.                                      36,200               1,570
    TJ International, Inc.                                      52,100               1,570
-   Veterinary Centers of
      America, Inc.                                             83,400               1,569
-   Checkpoint Systems, Inc.                                   110,900               1,566
    Central Parking Corp.                                       34,400               1,565
-   Dollar Thrifty Automotive
      Group, Inc.                                              118,100               1,565
-   SportsLine USA, Inc.                                        42,800               1,565
-   PathoGenesis Corp.                                          53,900               1,563
    Mainstreet Financial Corp.                                  52,900               1,561
    Omega Financial Corp.                                       43,200               1,561
    Thomas Industries, Inc.                                     63,750               1,558
    United Water Resources, Inc.                                86,468               1,556
-   Tesoro Petroleum Corp.                                      97,900               1,554
-   Vlasic Foods International, Inc.                            77,100               1,552
    F & M Bancorporation, Inc.                                  37,140               1,551
    Roadway Express Inc.                                        82,100               1,550
    Michael Foods Group, Inc.                                   52,600               1,545
    Taubman Co. REIT                                           108,400               1,545
    Schweitzer-Mauduit
      International, Inc.                                       53,000               1,537
-   Borg-Warner Security Corp.                                  67,900               1,536
-   Cymer, Inc.                                                 95,200               1,535
    Bradley Real Estate Inc. REIT                               72,600               1,534
-   Landry's Seafood Restaurants, Inc.                          84,800               1,534
-   Triumph Group, Inc.                                         36,500               1,533
-   Pediatrix Medical Group, Inc.                               41,200               1,532
    LTC Properties, Inc.                                        82,200               1,531
-   Cuno Inc.                                                   70,750               1,530
    Chemical Finance                                            35,850               1,530
    Doral Financial Corp.                                       87,400               1,530
-   Exodus Communications, Inc.                                 34,200               1,530
-   American Oncology
      Resources, Inc.                                          125,100               1,529
    American General Hospitality
      Corp. REIT                                                71,900               1,528
-   Forest Oil Corp.                                           106,700               1,527
    Hancock Holding Co.                                         28,807               1,527
-   Handleman Co.                                              132,800               1,527
-   Lands' End, Inc.                                            48,300               1,527
    Lindsay Manufacturing Co.                                   55,995               1,519
-   Duane Reade Inc.                                            50,600               1,518
    Brenton Banks, Inc.                                         74,136               1,515
    Ruby Tuesday, Inc.                                          97,750               1,515
-   Plains Resources                                            84,400               1,514
    Albany International Corp.                                  63,215               1,513
-   PFF Bancorp, Inc.                                           81,200               1,512
    Ocean Financial Corp.                                       79,000               1,511
-   CoreComm Inc.                                               57,500               1,509
-   Petco Animal Supplies, Inc.                                 75,700               1,509
-   Financial Federal Corp.                                     56,250               1,508
    Glimcher Realty Trust REIT                                  77,600               1,508
    Lawter International Inc.                                  138,566               1,507
    Empire District Electric Co.                                72,070               1,504
-   Triad Guaranty, Inc.                                        44,200               1,503
    Advanta Corp. Class A                                       68,480               1,502
-   American Media Class A                                     226,500               1,501
-   Enzo Biochem, Inc.                                         112,203               1,501
-   Franchise Mortgage
      Acceptance Co. LLC                                        57,600               1,501
-   Collins & Aikman Corp.                                     201,700               1,500
-   IDEC Pharmaceuticals Corp.                                  63,500               1,496
-   Seitel, Inc.                                                92,400               1,496
-   Triarc Cos., Inc. Class A                                   68,200               1,496
-   Value City Department Stores, Inc.                          71,200               1,495
-   Marshall Industries                                         54,700               1,491
    Brown Group, Inc.                                           74,900               1,489
-   The Dress Barn, Inc.                                        59,800               1,488
    Dimon Inc.                                                 132,200               1,487
    Dreyer's Grand Ice Cream, Inc.                              73,900               1,487
    Mississippi Chemical Corp.                                  90,465               1,487
    Koger Equity, Inc. REIT                                     73,400               1,482
    AMLI Residential Properties
      Trust REIT                                                69,100               1,481
-   Arterial Vascular Engineering, Inc.                         41,400               1,480
-   The Sports Authority, Inc.                                  99,100               1,480
    Deltic Timber Corp.                                         59,000               1,479
    Furon Co.                                                   81,600               1,479
    Diagnostic Products Corp.                                   51,300               1,478
    Lilly Industries Inc. Class A                               68,350               1,478
    Cabot Oil & Gas Corp. Class A                               73,826               1,477
    MGI Properties, Inc. REIT                                   56,400               1,477
-   Friede Goldman International, Inc.                          51,100               1,476
-   Trimble Navigation Ltd.                                     91,200               1,476
-   DII Group, Inc.                                             86,446               1,475
-   Mariner Health Group, Inc.                                  88,750               1,475
-   Alternate Living Services, Inc.                             54,600               1,474
-   Cellnet Data Systems                                       152,200               1,474
    Elizabethtown Corp.                                         39,300               1,474
-   Garden Ridge Corp.                                          76,100               1,474
    Coachmen Industries, Inc.                                   56,400               1,473
-   American Homestar Corp.                                     61,500               1,472
    Oriental Financial Group                                    39,900               1,471
    Applied Industrial Technology, Inc.                         71,500               1,470
-   CDW Computer Centers, Inc.                                  29,400               1,470
-   RMI Titanium Co.                                            64,600               1,470
    EVEREN Capital Corp.                                        52,400               1,467
-   Techne                                                      76,928               1,466
    The Standard Register Co.                                   41,400               1,465





                                       33
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
------------------------------------------------------------------------------------------
                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
STOCK PORTFOLIO                                                 SHARES               (000)
------------------------------------------------------------------------------------------
-   Vicor Corp.                                                105,500            $  1,464
-   O'Reilly Automotive, Inc.                                   40,600               1,462
-   Vitalink Pharmacy Services, Inc.                            66,283               1,462
    Sbarro, Inc.                                                53,800               1,459
    Capstone Capital Corp.                                      63,100               1,451
    ABM Industries                                              52,000               1,450
    L. S. Starrett Co. Class A                                  36,700               1,450
    First United Bancshares, Inc.                               29,600               1,447
    Guilford Mills, Inc.                                        72,300               1,446
-   Greyhound Lines, Inc.                                      238,300               1,445
-   Medaphis Corp.                                             240,750               1,445
    Rock-Tenn Co.                                              115,060               1,445
-   ADAC Laboratories                                           63,933               1,438
    Allied Capital Corp.                                        58,700               1,438
-   Cort Business Services Corp.                                45,600               1,436
-   Maxxam Inc.                                                 25,300               1,436
-   Equity Corporation International                            59,800               1,435
    Rollins, Inc.                                               69,900               1,433
-   Goody's Family Clothing                                     26,100               1,432
-   U.S. Filter Corp.                                           51,043               1,432
-   Canandaigua Brands, Inc. Class A                            29,100               1,431
-   International Rectifier Corp.                              168,200               1,430
-   Finish Line, Inc.                                           50,800               1,429
-   Arcadia Financial Ltd.                                     188,800               1,428
-   Sunrise Medical, Inc.                                       95,200               1,428
-   Oakley, Inc.                                               106,600               1,426
-   Amerco, Inc.                                                48,420               1,425
-   Hexcel Corp.                                                63,000               1,425
    CalMat Co.                                                  64,700               1,423
    Community Trust Bancorp Inc.                                42,760               1,422
-   Global Industrial Technologies, Inc.                        98,900               1,422
-   Ventana Medical Systems, Inc.                               50,800               1,422
-   Amresco, Inc.                                               48,800               1,421
    General Chemical Group, Inc.                                51,200               1,421
-   The North Face, Inc.                                        59,200               1,421
    Analogic Corp.                                              31,700               1,419
-   Swift Transportation Co., Inc.                              71,600               1,419
-   National Surgery Centers, Inc.                              48,800               1,418
    Post Properties, Inc. REIT                                  36,826               1,418
-   Ocular Sciences, Inc.                                       43,600               1,417
    Mid-America Apartment
      Communities, Inc. REIT                                    53,800               1,416
    Sturm, Ruger & Co., Inc.                                    84,500               1,415
-   Iron Mountain, Inc.                                         31,600               1,414
-   MotivePower Industries Inc.                                 57,700               1,414
    PXRE Corp.                                                  47,133               1,414
    Methode Electronics, Inc. Class A                           91,100               1,412
    Oregon Steel Mills, Inc.                                    75,800               1,412
    Myers Industries, Inc.                                      58,597               1,406
-   Quiksilver, Inc.                                            70,500               1,406
-   VeriSign, Inc.                                              37,600               1,405
    Bassett Furniture Industries, Inc.                          49,825               1,404
-   Abacus Direct Corp.                                         27,000               1,402
-   Ryan's Family Steak Houses, Inc.                           136,700               1,401
-   Thermo Cardiosystems Inc.                                   61,600               1,401
    JP Realty Inc. REIT                                         59,300               1,397
-   Protein Design Labs                                         58,000               1,397
    Mack-Cali Realty Corp. REIT                                 40,600               1,396
    Daniel Industries, Inc.                                     73,400               1,395
    Merrill Corp.                                               63,200               1,394
    Landauer, Inc.                                              46,600               1,392
    Richmond County Financial Corp.                             74,500               1,392
    Brush Wellman, Inc.                                         67,600               1,390
    Alfa Corp.                                                  66,900               1,388
-   Ocwen Financial Corp.                                       51,600               1,387
-   Marquette Medical Systems Inc.                              54,000               1,385
    Laclede Gas Co.                                             56,500               1,384
-   MRV Communications Inc.                                     66,600               1,382
-   Arbor Software Corp.                                        43,934               1,381
-   Staff Leasing,Inc.                                          46,800               1,381
    North Carolina Natural Gas Corp.                            54,202               1,375
-   The Cheesecake Factory                                      60,750               1,374
-   Holophane Corp.                                             53,900               1,374
-   Long Beach Financial Corp.                                 124,600               1,371
-   Manugistics Group, Inc.                                     55,400               1,371
    Essex Property Trust, Inc. REIT                             44,200               1,370
-   LaSalle Hotel Properties REIT                               80,900               1,370
    Lance, Inc.                                                 61,200               1,369
    Northwest Bancorp, Inc.                                     86,600               1,369
-   Applied Graphics
      Technologies, Inc.                                        29,900               1,368
    US Bancorp, Inc.                                            17,700               1,368
    E.W. Blanch Holdings, Inc.                                  37,200               1,367
    United Television, Inc.                                     11,929               1,366
-   Veritas Software Corp.                                      33,025               1,366
    Anthracite Capital Inc.                                     98,400               1,365
    Chiquita Brands International, Inc.                         97,100               1,365
-   Datascope Corp.                                             51,400               1,365
-   Read Rite Corp.                                            150,500               1,364
-   ISIS Pharmaceuticals, Inc.                                  99,600               1,363
-   Kirby Corp.                                                 53,900               1,361
    NUI Corp.                                                   53,400               1,358
    Gerber Scientific, Inc.                                     59,600               1,356
    Valmont Industries, Inc.                                    67,900               1,356
-   Atwood Oceanics, Inc.                                       34,000               1,354
-   Consolidated Freightways Corp.                              96,900               1,351
    Scotsman Industries, Inc.                                   48,700               1,351
-   Caribiner International, Inc.                               77,100               1,349
-   Griffon Corp.                                              105,300               1,349
-   Hanover Direct, Inc.                                       399,400               1,348
    WD-40 Co.                                                   49,700               1,348
-   Grey Wolf, Inc.                                            422,300               1,346
    Wynn's International Inc.                                   69,850               1,345
    Commercial Net Lease
      Realty REIT                                               83,000               1,344
-   Getchell Gold Corp.                                         89,613               1,344
-   JDA Software Group, Inc.                                    30,700               1,343
-   Southern Union Co.                                          41,564               1,340
    Simpson Industries, Inc.                                    97,800               1,339
-   CCC Information Services Group                              81,000               1,337
-   Genesys Telecommunications
      Laboratories, Inc.                                        40,400               1,336
    Titanium Metals Corp.                                       60,500               1,335
      Westbanco Inc.                                            49,625               1,334
-   Photronics Labs Inc.                                        60,400               1,333
    Commercial Metals Co.                                       43,266               1,330
    Investors Financial Services
      Corp. Class A                                             25,100               1,330
    Winnebago Industries, Inc.                                 104,300               1,330
-   Siliconix, Inc.                                             54,200               1,328
    Tootsie Roll Industries, Inc.                               17,300               1,328





                                       34
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
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                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
    Public Service Co. of North
      Carolina, Inc.                                            61,000            $  1,327
    Gleason Corp.                                               47,100               1,325
-   Industri-Matematik
      International Corp.                                      121,100               1,325
-   Lo-Jack Corp.                                              106,400               1,323
    Calgon Carbon Corp.                                        132,900               1,321
-   Coherent, Inc.                                              77,000               1,321
-   Remedy Corp.                                                77,600               1,319
    Westinghouse Air Brake Co.                                  50,000               1,319
    Entertainment Properties
      Trust REIT                                                72,200               1,318
-   Verio Inc.                                                  53,000               1,318
    Duff & Phelps Credit Rating                                 23,600               1,316
    Trenwick Group Inc.                                         33,850               1,315
    Matthews International Corp.                                53,500               1,314
-   Oceaneering International, Inc.                             74,000               1,314
-   QRS Corp.                                                   34,900               1,313
    Aames Financial Corp.                                       95,250               1,310
    P.H. Glatfelter Co.                                         82,800               1,309
    Nature's Sunshine Inc.                                      57,982               1,308
    Triangle Bancorp, Inc.                                      41,600               1,305
-   U.S. Foodservice                                            37,231               1,305
    Ethan Allen Interiors, Inc.                                 26,100               1,303
    Farmer Brothers, Inc.                                        5,450               1,303
-   Trigon Healthcare, Inc.                                     36,000               1,303
    Luby's Cafeterias, Inc.                                     74,000               1,300
    Western Investment Real
      Estate Trust REIT                                         95,000               1,300
    California Water Service Group                              51,626               1,297
-   Bank Plus Corp.                                            105,800               1,296
-   Fairchild Corp.                                             64,200               1,296
-   Complete Business Solutions, Inc.                           36,000               1,294
-   The Petersen Cos., Inc.                                     50,500               1,294
-   Vencor, Inc.                                               178,285               1,293
-   Kulicke & Soffa Industries, Inc.                            76,000               1,292
-   Diamond Multimedia
      Systems, Inc.                                            188,463               1,290
    TCA Cable Television, Inc.                                  21,500               1,290
-   Inacom Corp.                                                40,600               1,289
    Chemed Corp.                                                37,800               1,288
-   Ultratech Stepper, Inc.                                     65,100               1,286
-   Halter Marine Group, Inc.                                   85,300               1,285
    Tejon Ranch Co.                                             48,500               1,285
-   Magnatek                                                    81,500               1,284
    West Coast Bancorp                                          52,150               1,284
    GBC Bancorp                                                 48,400               1,283
    Circle International Group, Inc.                            45,700               1,280
-   Hamilton Bancorp, Inc.                                      35,500               1,279
-   QLogic Corp.                                                35,700               1,274
    Phillips-Van Heusen Corp.                                   86,300               1,273
-   CSK Auto Corp.                                              50,300               1,270
-   Interdigital Communications Corp.                          236,300               1,270
-   Open Market, Inc.                                           67,300               1,270
-   The Carbide/Graphite Group, Inc.                            45,600               1,268
-   Gaylord Container Corp.                                    164,900               1,268
-   Gensia Sicor Inc.                                          317,060               1,268
-   Castle & Cooke Inc.                                         66,700               1,267
    Crown American Realty
      Trust REIT                                               130,800               1,267
    Texas Regional Bancshares, Inc.                             38,700               1,267
    Ameron International Corp.                                  21,900               1,266
-   Metals USA, Inc.                                            73,375               1,266
    Westfield America, Inc. REIT                                68,900               1,266
-   Inhale Therapeutic Systems                                  51,100               1,265
-   Integrated Systems, Inc.                                    82,300               1,265
-   Hollywood Entertainment Corp.                               93,200               1,264
    Imperial Credit Commercial
      Mortgage Investment CREIT                                 96,800               1,264
    BankAtlantic Bancorp, Inc.
      Class B                                                   98,100               1,263
-   Millennium Pharmaceuticals, Inc.                            89,400               1,263
-   Scios, Inc.                                                142,335               1,263
-   Pharmaceutical Product
      Development, Inc.                                         57,371               1,262
    Town & Country Trust REIT                                   76,100               1,260
    UniFirst Corp.                                              50,400               1,260
-   NFO Worldwide, Inc.                                         70,700               1,259
    Barnes Group, Inc.                                          46,500               1,258
-   Micrel, Inc.                                                38,700               1,258
-   Plexus Corp.                                                63,300               1,258
-   Signature Resorts, Inc.                                     76,250               1,258
-   TMP Worldwide, Inc.                                         36,000               1,256
-   Roberts Pharmaceuticals                                     54,500               1,254
-   Getty Images, Inc.                                          56,300               1,253
-   Network Solutions, Inc. Class A                             27,800               1,251
-   P-Com, Inc.                                                136,600               1,251
    Authentic Fitness Corp.                                     79,000               1,249
-   Inprise Corp.                                              169,100               1,247
    Price Enterprises, Inc.                                     67,600               1,242
    Tremont Corp.                                               22,065               1,240
-   Cellstar Corp.                                              95,800               1,239
-   Aftermarket Technology Corp.                                66,000               1,238
    Watts Industries Class A                                    59,200               1,236
    RFS Hotel Investors, Inc. REIT                              65,000               1,235
-   Wyman-Gordon Corp.                                          61,900               1,234
    Hunt Corp.                                                  52,000               1,232
-   Mesaba Holdings, Inc.                                       53,550               1,232
-   SMART Modular
      Technologies Inc.                                         84,100               1,230
    Corus Bankshares Inc.                                       30,500               1,228
    Innkeepers USA Trust REIT                                   97,300               1,228
    United Cos. Finance Corp.                                   78,602               1,228
-   GC Cos.                                                     23,650               1,227
-   Stone Energy Corp.                                          34,500               1,227
    Commercial Intertech Corp.                                  67,650               1,226
-   Musicland Stores Corp.                                      87,600               1,226
-   Gymboree Corp.                                              80,800               1,225
-   Primus Telecommunications
      Group, Inc.                                               64,700               1,225
    Birmingham Steel Corp.                                      98,900               1,224
-   National Western Life Insurance
      Co. Class A                                               10,100               1,222
    Russ Berrie, Inc.                                           48,800               1,220
-   Semtech Corp.                                               69,000               1,220
    Stone & Webster, Inc.                                       30,800               1,220
-   Offshore Logistics, Inc.                                    68,700               1,219
    Carolina First Corp.                                        48,000               1,218
    MTS Systems Corp.                                           75,800               1,218
-   Pacific Gateway Exchange, Inc.                              30,400               1,218
-   Alkermes, Inc.                                              67,900               1,214
-   Rainforest Cafe, Inc.                                       87,450               1,213





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
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                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
STOCK PORTFOLIO                                                 SHARES               (000)
------------------------------------------------------------------------------------------
    Varlen Corp.                                                35,000            $  1,208
-   SPS Transaction Services                                    38,400               1,205
    WSFS Financial Corp.                                        58,800               1,205
-   TCI Satellite Entertainment, Inc.
      Class A                                                  204,890               1,204
-   Kenneth Cole Productions, Inc.                              46,500               1,203
    John Nuveen Co. Class A                                     30,300               1,203
-   Alexander's, Inc.                                           13,500               1,202
    Arrow International, Inc.                                   43,800               1,202
    Life USA Holding, Inc.                                      92,800               1,201
-   HomeBase, Inc.                                             151,200               1,200
    Mine Safety Appliances Co.                                  16,000               1,200
    Resource America, Inc.                                      40,500               1,200
    Terra Industries, Inc.                                     133,200               1,199
-   Andrx Corp.                                                 32,600               1,198
    Apple South, Inc.                                           91,550               1,196
-   Specialty Teleconstructors, Inc.                            32,300               1,195
    Walden Residential Properties,
      Inc. REIT                                                 48,700               1,193
-   Brylane, Inc.                                               25,900               1,191
    Life Technologies, Inc.                                     37,950               1,191
-   Shorewood Packaging Corp.                                   75,000               1,191
    Aquarion Co.                                                34,806               1,190
-   Family Golf Centers, Inc.                                   47,000               1,190
-   Wesley Jessen VisionCare, Inc.                              51,400               1,189
-   ACX Technologies Inc.                                       54,600               1,188
    Grey Advertising, Inc.                                       3,000               1,188
    Allied Products Corp.                                       55,950               1,185
    BSB Bancorp, Inc.                                           39,150               1,184
-   Cor Therapeutics, Inc.                                      85,300               1,184
-   Acuson Corp.                                                65,050               1,183
    Ocwen Asset Investment Corp.                                71,300               1,181
    Intermet Corp.                                              65,100               1,180
    Berkshire Realty Co., Inc. REIT                            100,600               1,176
-   Chase Industries, Inc.                                      59,550               1,176
    Foamex International, Inc.                                  67,400               1,175
-   OEC Medical Systems, Inc.                                   52,200               1,175
-   Pegasystems Inc.                                            43,300               1,175
-   Dal-Tile International Inc.                                119,600               1,174
-   Intergraph Corp.                                           136,600               1,170
    RPC Inc.                                                    93,600               1,170
    Home Properties of New York,
      Inc. REIT                                                 43,800               1,169
-   BT Office Products
      International, Inc.                                       86,500               1,168
    IRT Property Co. REIT                                      106,198               1,168
    National Presto Industries, Inc.                            30,000               1,168
-   Palm Harbor Homes, Inc.                                     27,343               1,166
    Inter-Tel, Inc.                                             72,800               1,165
-   Highlands Insurance Group                                   62,930               1,164
    The Ackerley Group, Inc.                                    55,400               1,163
-   MiniMed, Inc.                                               22,200               1,163
-   SITEL Corp.                                                175,600               1,163
-   Sapient Corp.                                               22,000               1,161
    Curtiss-Wright Corp.                                        29,600               1,160
    Interpool, Inc.                                             80,350               1,160
-   California Microwave, Inc.                                  66,200               1,159
-   Evans & Sutherland
      Computer Corp.                                            46,000               1,159
-   Esterline Technologies Corp.                                56,200               1,156
-   Ascent Entertainment Group, Inc.                           103,829               1,155
    Skyline Corp.                                               35,400               1,155
-   Agribrands International, Inc.                              38,100               1,153
    AMCOL International Corp.                                   95,550               1,153
-   CNET, Inc.                                                  16,900               1,153
-   Barnett, Inc.                                               56,800               1,150
-   Hecla Mining Co.                                           216,200               1,149
-   Louis Dreyfus Natural Gas Corp.                             60,596               1,148
-   Apria Healthcare                                           171,500               1,147
-   ISS Group, Inc.                                             30,400               1,144
    Tanger Factory Outlet Centers,
      Inc. REIT                                                 36,100               1,144
-   OMI Corp.                                                  142,800               1,142
-   Lone Star Technologies, Inc.                                74,700               1,139
-   Adelphia Communications Corp.
      Class A                                                   30,600               1,136
    OmniQuip International, Inc.                                61,400               1,136
-   Sunrise Assisted Living, Inc.                               32,900               1,131
-   Electro Scientific Industries, Inc.                         35,800               1,130
    First Financial Holdings, Inc.                              47,500               1,128
    Berry Petroleum Class A                                     86,600               1,126
-   Hvide Marine, Inc. Class A                                  82,700               1,122
    Kansas City Life Insurance Co.                              12,330               1,122
    Wackenhut Corp.                                             49,600               1,122
    Bedford Property Investors,
      Inc. REIT                                                 61,300               1,119
-   AirTran Holdings, Inc.                                     148,500               1,118
-   Lason Holdings, Inc.                                        20,500               1,117
-   Intersolv                                                   69,400               1,115
-   BA Merchant Services, Inc.
      Class A                                                   55,200               1,114
-   Electroglas, Inc.                                           85,200               1,113
-   Renters Choice, Inc.                                        39,200               1,112
    Great Lakes, Inc. REIT                                      63,700               1,111
    Pulitzer Publishing Co.                                     12,449               1,111
    Justin Industries, Inc.                                     68,750               1,109
-   Advent Software, Inc.                                       26,300               1,105
    Carter-Wallace, Inc.                                        61,200               1,105
-   Gadzooks, Inc.                                              40,000               1,103
    Guarantee Life Cos., Inc.                                   50,400               1,103
-   Aztar Corp.                                                161,600               1,101
-   BRC Holdings Inc.                                           57,400               1,101
-   IGEN International, Inc.                                    26,900               1,100
-   Heska Corp.                                                 99,200               1,097
-   Schein Pharmaceutical, Inc.                                 41,200               1,097
    A.M. Castle & Co.                                           49,825               1,096
    Citizens Corp.                                              35,000               1,096
    Pier 1 Imports Inc.                                         45,887               1,096
-   Ducommun, Inc.                                              54,750               1,095
-   Res-Care, Inc.                                              59,400               1,095
-   Risk Capital Holdings, Inc.                                 43,900               1,095
-   Applied Micro Circuits Corp.                                42,200               1,092
-   The Meridian Resource Corp.                                154,544               1,091
-   Biotechnology General                                      153,700               1,090
-   Network Equipment
      Technologies, Inc.                                        69,500               1,090
-   Swift Energy Co.                                            68,420               1,090
    United Fire & Casualty Co.                                  27,825               1,090
-   Cotelligent Group, Inc.                                     46,400               1,085
-   Chirex, Inc.                                                61,700               1,084
-   IDX Systems Corp.                                           23,480               1,082
-   Columbia Banking System, Inc.                               54,400               1,081





                                       36
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
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                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
-   Hollywood Park, Inc.                                        85,600            $  1,081
-   Mycogen Corp.                                               44,900               1,079
-   Canandaigua Brands, Inc. Class B                            22,100               1,077
    Chartwell Re Corp.                                          36,600               1,077
-   New Era of Networks, Inc.                                   35,300               1,077
-   Party City Corp.                                            36,600               1,075
-   Independence Community
      Bank Corp.                                                63,100               1,073
-   Data Processing Resources Corp.                             34,500               1,072
-   USCS International, Inc.                                    51,640               1,068
-   Vincam Group, Inc.                                          54,400               1,068
    Coca-Cola Bottling Co.                                      16,122               1,066
    First Western Bancorp                                       36,200               1,066
    Titan International, Inc.                                   62,500               1,063
-   Haemonetics Corp.                                           66,250               1,060
    Robbins & Myers, Inc.                                       36,478               1,060
-   Carmike Cinemas, Inc. Class A                               39,100               1,053
-   Columbia Sportswear Co.                                     55,400               1,053
    Pittston BAX Group                                          67,600               1,052
-   McWorter Technologies Inc.                                  39,650               1,048
-   Renaissance Worldwide, Inc.                                 48,100               1,046
-   Clarify, Inc.                                               77,300               1,044
    Zeigler Coal Holding Co.                                    60,900               1,043
-   CSS Industries, Inc.                                        31,800               1,041
    Delta & Pine Land Co.                                       23,376               1,040
-   Scott Technologies, Inc. Class A                            71,100               1,040
    Summit Properties, Inc. REIT                                54,900               1,040
    Mitchell Energy & Development
      Corp. Class A                                             51,900               1,038
-   Rio Hotel and Casino, Inc.                                  54,900               1,036
-   Paxson Communications Corp.                                 85,300               1,034
-   Pinkerton's, Inc.                                           49,800               1,033
    American Annuity Group Inc.                                 42,800               1,030
    ARM Financial Group, Inc.                                   46,500               1,029
-   Administaff, Inc.                                           22,300               1,029
    Arnold Industries, Inc.                                     69,700               1,028
    Exide Corp.                                                 61,100               1,027
    Pioneer Standard Electronics Inc.                          106,550               1,026
-   VIASOFT, Inc.                                               63,400               1,026
-   Aviall Inc.                                                 74,875               1,025
    Fremont General Corp.                                       18,910               1,025
    Thornburg Mortgage Asset Corp.                              84,100               1,025
-   Benton Oil & Gas Co.                                        96,400               1,024
-   Davox Corp.                                                 46,700               1,022
-   Hain Food Group, Inc.                                       39,500               1,022
    Kimco Realty Corp. REIT                                     24,900               1,021
-   Heartland Express, Inc.                                     50,308               1,019
-   Merisel, Inc.                                              354,500               1,019
    South Jersey Industries, Inc.                               36,836               1,018
-   Komag, Inc.                                                190,200               1,016
-   Hartmarx Corp.                                             133,100               1,007
    First Financial Bankshares, Inc.                            24,500               1,005
-   Planet Hollywood International,
      Inc. Class A                                             143,500               1,005
    BancFirst Corp.                                             21,600               1,004
    N L Industries, Inc.                                        50,200               1,004
-   Zila, Inc.                                                 138,300               1,003
-   Algos Pharmaceutical Corp.                                  37,000                 999
-   Project Software &
      Development, Inc.                                         49,800                 999
-   Closure Medical Corp.                                       40,000                 995
-   Natural Microsystems Corp.                                  62,100                 994
    Boykin Lodging Co. REIT                                     45,700                 991
-   RemedyTemp, Inc.                                            34,100                 991
-   Comstock Resources, Inc.                                   132,900                 988
-   99 Cents Only Stores                                        23,800                 988
-   TETRA Technologies, Inc.                                    59,800                 987
-   Bio-Rad Laboratories, Inc.
      Class A                                                   32,200                 986
    Republic Security Financial Corp.                           86,200                 986
-   Rutherford-Moran Oil Corp.                                  49,000                 986
    Impac Mortgage Holdings, Inc.                               63,200                 984
-   PictureTel Corp.                                           106,400                 984
-   Teletech Holdings Inc.                                      80,000                 980
-   Discount Auto Parts Inc.                                    37,600                 978
    American Business Products, Inc.                            47,500                 974
-   Boise Cascade Office
      Products Corp.                                            62,700                 972
    Getty Realty Holding Corp.                                  50,000                 969
    Associated Estates Realty
      Corp. REIT                                                51,800                 968
    CVB Financial Corp.                                         39,900                 968
-   NPC International Class A                                   79,000                 968
-   U.S. Bioscience                                            118,200                 968
-   Boyd Gaming Corp.                                          168,200                 967
    Madison Gas & Electric Co.                                  42,275                 967
    Standard Motor Products, Inc.                               43,400                 966
    Pacific Gulf Properties, Inc. REIT                          45,300                 965
-   Pool Energy Service Co.                                     65,400                 965
    NYMAGIC, Inc.                                               35,100                 961
-   Stein Mart, Inc.                                            71,100                 960
-   Vical, Inc.                                                 56,700                 960
    Pennsylvania REIT                                           43,200                 959
-   Sykes Enterprises, Inc.                                     47,700                 957
-   3Dfx Interactive, Inc.                                      55,900                 957
-   Lydall, Inc.                                                65,600                 955
    CPI Corp.                                                   40,000                 953
-   Great Plains Software, Inc.                                 28,100                 952
-   Daisytek International Corp.                                37,400                 951
    Burlington Coat Factory
      Warehouse Corp.                                           42,240                 950
-   International Technology                                    99,993                 950
-   Forrester Research, Inc.                                    23,800                 946
    First Union Real Estate REIT                               102,200                 945
-   HMT Technology Corp.                                       112,400                 941
    OEA, Inc.                                                   58,800                 941
-   Rogers Corp.                                                28,500                 941
-   AmeriTrade Holding Corp.                                    34,800                 940
-   Comverse Technology, Inc.                                   18,080                 938
    HealthPlan Services Corp.                                   53,600                 938
-   Polymer Group, Inc.                                         80,700                 938
-   NeXstar Pharmaceuticals Inc.                                93,900                 936
    Western Gas Resources, Inc.                                 64,000                 936
    Westcorp, Inc.                                              68,000                 935
-   Alpine Group, Inc.                                          45,000                 934
-   Quaker Fabric Corp.                                         64,700                 934
    KCS Energy, Inc.                                            81,600                 933
-   TriStar Aerospace Co.                                       60,100                 932
-   Avatar Holding, Inc.                                        33,400                 931
-   CDI Corp.                                                   34,800                 931
-   FSI International, Inc.                                     96,100                 931
-   Digital Microwave Corp.                                    128,100                 929





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                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
STOCK PORTFOLIO                                                 SHARES               (000)
------------------------------------------------------------------------------------------
-   EchoStar Communications Corp.                               38,600              $  929
    Reliance Bancorp, Inc.                                      24,200                 927
    Vermont Financial Services Corp.                            33,800                 927
-   Powertel Inc.                                               50,000                 925
-   Aura Systems, Inc.                                         476,800                 924
    Conectiv, Inc.                                              45,075                 924
-   General Cigar Holdings, Inc.                                93,600                 924
-   Advantage Learning Systems, Inc.                            33,700                 923
-   Cone Mills Corp.                                           106,700                 920
-   Fisher Scientific International Inc.                        63,700                 920
-   Veeco Instruments, Inc.                                     37,000                 920
-   West TeleServices Corp.                                     75,600                 917
-   Coinmach Laundry Corp.                                      38,700                 914
-   Mapics Inc.                                                 46,400                 914
-   Unitrode Corp.                                              79,500                 914
-   Shiva Corp.                                                109,000                 913
    Holly Corp.                                                 35,400                 912
    Southwestern Energy Co.                                     99,300                 912
    Vesta Insurance Group, Inc.                                 42,750                 911
-   Microage, Inc.                                              64,100                 909
-   SEQUUS Pharmaceuticals, Inc.                                79,900                 909
-   Actel Corp.                                                 84,500                 908
-   Computer Learning Centers, Inc.                             36,500                 908
-   US LEC Corp.                                                43,500                 908
-   McLeod, Inc.                                                23,300                 906
-   Guilford Pharmaceuticals, Inc.                              50,900                 897
-   DuPont Photomasks, Inc.                                     25,900                 894
-   Gibson Greetings, Inc.                                      35,700                 893
    Skywest, Inc.                                               31,900                 893
-   H.T.E., Inc.                                                66,100                 892
-   N2K Inc.                                                    45,400                 891
    PS Business Parks, Inc. REIT                                37,900                 891
-   SFX Entertainment, Inc.                                     19,400                 890
-   Group Maintenance
      America Corp.                                             49,400                 889
-   Allen Telecom Inc.                                          76,260                 887
-   Advanced Lighting
      Technologies, Inc.                                        38,100                 886
    Harleysville National Corp.                                 20,798                 884
    Yankee Energy Systems                                       35,900                 884
    Helix Technology Corp.                                      58,800                 882
    Colonial BancGroup, Inc.                                    27,200                 877
-   CommNet Cellular Inc.                                       59,700                 877
    United Wisconsin Services, Inc.                             30,900                 877
    Zenith National Insurance Corp.                             31,100                 877
-   General Communication, Inc.                                144,400                 875
-   Performance Food Group Co.                                  43,950                 874
-   U.S. Satellite Broadcasting Co.,
      Inc. Class A                                              74,600                 872
-   VWR Scientific Products Corp.                               35,400                 872
-   Alternative Resources Corp.                                 70,300                 870
-   MTI Technology Corp.                                        94,900                 869
    St. Mary Land & Exploration Co.                             36,040                 869
-   Sabratek Corp.                                              38,100                 867
-   TAVA Technologies, Inc.                                     87,800                 867
-   JLK Direct Distribution Inc.
      Class A                                                   39,600                 866
-   SanDisk Corp.                                               62,700                 866
-   Deltek Systems, Inc.                                        35,100                 860
-   DVI, Inc.                                                   33,700                 859
-   Stoneridge,Inc.                                             47,000                 858
-   Investment Technology
      Group, Inc.                                               31,100                 855
-   Kaiser Aluminum &
      Chemical Corp.                                            89,400                 855
-   Integrated Process
      Equipment Corp.                                           75,900                 854
-   Trico Marine Services, Inc.                                 62,400                 854
-   Itron, Inc.                                                 66,900                 853
-   Columbia Laboratories Inc.                                 148,200                 852
-   Liposome Co., Inc.                                         157,600                 852
    Granite Construction Co.                                    27,700                 848
-   SOS Staffing Services, Inc.                                 48,300                 848
-   Transition Systems, Inc.                                    79,800                 848
-   TransMontaigne Oil Co.                                      57,000                 848
-   Commonwealth Telephone
      Enterprises, Inc.                                         31,999                 844
-   Hadco Corp.                                                 36,200                 844
-   BankUnited Financial Corp.                                  51,100                 843
-   Perclose, Inc.                                              29,800                 842
    U.S. Restaurant Properties,
      Inc. REIT                                                 31,100                 842
    Financial Security Assurance
      Holdings Ltd.                                             14,300                 840
    X-Rite Inc.                                                 61,400                 840
    Norrell Corp.                                               42,100                 839
    Bank United Corp. Class A                                   17,500                 838
-   The Kroll-O'Gara Co.                                        39,200                 838
-   Dril-Quip, Inc.                                             31,900                 837
-   Hologic, Inc.                                               46,000                 837
-   IMC Mortgage Co.                                            79,200                 837
-   Ryerson Tull, Inc. Class A                                  40,800                 836
-   AirNet Systems, Inc.                                        51,200                 826
    National Steel Corp. Class B                                69,200                 822
-   PLATINUM technology, Inc.                                   28,777                 822
    Dames & Moore Group                                         63,800                 821
-   Nimbus CD International, Inc.                               72,100                 820
-   ONSALE, Inc.                                                33,100                 819
    Meadowbrook Insurance
      Group, Inc.                                               30,100                 818
-   Radiant Systems, Inc.                                       56,000                 812
-   Servico, Inc.                                               54,100                 812
    Rouge Industries Inc.                                       63,600                 811
-   Fritz Cos., Inc.                                            60,300                 807
    Chesapeake Energy Corp.                                    201,480                 806
-   IRI International Corp.                                     75,000                 806
-   The Buckle, Inc.                                            27,300                 805
-   Aviation Sales Co.                                          20,300                 804
-   Fabri-Centers of America,
      Inc. Class B                                              33,900                 803
-   Neurogen Corp.                                              45,100                 801
    Talbots Inc.                                                30,600                 801
    Cubic Corp.                                                 33,500                 800
-   Electric Lightwave, Inc. Class A                            72,300                 800
-   Penske Motorsports, Inc.                                    27,400                 800
    Arctic Cat, Inc.                                            80,800                 798
-   Impath, Inc.                                                32,800                 797
-   May & Speh, Inc.                                            40,100                 797
    Oxford Industries, Inc.                                     22,800                 797
    BMC Industries, Inc.                                        90,900                 795
    Breed Technological Inc.                                    51,900                 795
-   ContiFinancial Corp.                                        34,300                 793





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                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
-   Gulfmark Offshore, Inc.                                     34,800              $  792
-   Fabri-Centers of America, Inc.                              28,900                 791
-   PEC Israel Economic Corp.                                   33,100                 790
-   Robert Mondavi Corp.                                        27,800                 789
-   American Skiing Co.                                         60,500                 787
-   Mastec Inc.                                                 32,900                 785
-   Oak Technology, Inc.                                       172,100                 785
-   Playboy Enterprises Inc. Class B                            44,200                 785
-   Knight Transportation, Inc.                                 40,800                 780
    Flagstar Bancorp, Inc.                                      31,900                 778
-   American Classic Voyager Co.                                52,700                 777
-   S3, Inc.                                                   153,500                 777
-   Wilshire Financial Services
      Group Inc.                                                32,700                 777
-   Transaction Network
      Services, Inc.                                            36,850                 776
-   Regeneron Pharmaceuticals, Inc.                             83,700                 772
    First Federal Capital Corp.                                 43,000                 771
-   Patterson Energy, Inc.                                      78,800                 771
-   Delta Financial Corp.                                       41,800                 768
    Valhi, Inc.                                                 73,500                 767
-   Acceptance Insurance Cos. Inc.                              31,200                 766
-   Wackenhut Corrections Corp.                                 32,700                 764
    Conectiv, Inc. Class A                                      21,012                 762
    Lawson Products, Inc.                                       29,600                 762
    Student Loan Corp.                                          16,200                 762
-   Miller Industries, Inc.                                     98,250                 761
-   Cost Plus, Inc.                                             25,500                 759
    EastGroup Properties, Inc. REIT                             37,800                 758
-   PRI Automation, Inc.                                        44,400                 758
    Bush Industries, Inc.                                       34,800                 757
    Redwood Trust, Inc.                                         43,100                 757
-   @Entertainment, Inc.                                        68,700                 756
-   Dialogic Corp.                                              25,400                 756
    K2 Inc.                                                     42,910                 756
    Owens & Minor, Inc. Holding Co.                             75,537                 755
    Oshkosh B Gosh, Inc. Class A                                16,900                 752
-   ThermoQuest Corp.                                           50,200                 750
    Cohu, Inc.                                                  30,800                 749
-   Southern Pacific Funding Corp.                              47,600                 747
-   EduTrek International, Inc.                                 30,400                 745
-   Cal Dive International, Inc.                                27,000                 744
-   Shaw Group, Inc.                                            28,600                 744
-   Simpson Manufacturing Co.                                   19,200                 742
-   Atria Communities, Inc.                                     42,600                 735
-   Cephalon, Inc.                                              93,200                 734
-   DBT Online Inc.                                             27,200                 734
-   Thermotrex Corp.                                            42,600                 730
    Reliance Steel & Aluminum Co.                               18,800                 726
-   Group 1 Automotive, Inc.                                    45,300                 725
    Schnitzer Steel Industries, Inc.
      Class A                                                   30,700                 725
-   NCO Group, Inc.                                             32,850                 723
    Park Electrochemical Corp.                                  34,200                 722
-   West Marine, Inc.                                           40,100                 722
-   U.S. Xpress Enterprises, Inc.                               42,800                 717
    Fedders Corp.                                              106,700                 714
    IMCO Recycling, Inc.                                        38,600                 714
-   American Freightways                                        70,600                 706
-   Kopin Corp.                                                 36,700                 706
-   Jones Intercable Inc.                                       28,400                 703
-   Kronos, Inc.                                                19,400                 703
-   UniCapital Corp.                                            36,700                 702
-   Digi International, Inc.                                    34,600                 701
-   Key Energy Group                                            53,300                 700
-   Guitar Center, Inc.                                         23,200                 699
    National City Bancshares, Inc.                              17,335                 698
-   Norstan, Inc.                                               27,800                 697
-   Education Management Corp.                                  21,100                 694
-   Learning Tree International, Inc.                           34,400                 692
-   Horizon Offshore, Inc.                                      70,400                 691
-   Cytyc Corp.                                                 42,300                 690
-   Friedman's, Inc. Class A                                    41,500                 687
    Capital Transamerica Corp.                                  33,350                 686
-   National R. V. Holdings, Inc.                               15,200                 686
-   Forcenergy Inc.                                             38,400                 684
    Ethyl Corp.                                                111,200                 681
-   Mobius Management
      Systems, Inc.                                             45,300                 680
-   Kitty Hawk, Inc.                                            39,600                 673
-   MemberWorks, Inc.                                           20,800                 671
-   Silverleaf Resorts, Inc.                                    43,900                 669
-   Miravant Medical Technology                                 30,250                 668
-   Volt Information Sciences Inc.                              24,600                 667
    Prime Bancshares, Inc.                                      26,200                 665
-   Data Transmission Network Corp.                             16,600                 664
    Herbalife International Class B                             32,134                 663
    International Bancshares Corp.                              10,000                 661
-   CompuCom Systems, Inc.                                     101,400                 659
-   Integrated Electrical Services, Inc.                        32,700                 658
-   Scientific Games Holdings Corp.                             28,600                 658
-   Vivus, Inc.                                                108,700                 656
-   Zoltek Cos., Inc.                                           32,400                 652
-   Concentric Network Corp.                                    21,400                 649
-   Kelly Oil Corp.                                            280,700                 649
-   Maverick Tube Corp.                                         55,800                 649
    Harbor Florida Bancshares, Inc.                             54,084                 646
-   LCC International, Inc. CL A                                34,700                 642
-   Splash Technology Holdings, Inc.                            37,359                 642
    Federal-Mogul Corp.                                          9,500                 641
-   Capital Factors Holdings, Inc.                              36,200                 638
-   Homestead Village, Inc.                                     53,600                 637
-   Suburban Lodges Of America, Inc.                            42,100                 637
    Strayer Education, Inc.                                     17,550                 636
-   Toy Biz                                                     68,400                 633
-   NVR, Inc.                                                   15,400                 632
-   WHX Corp.                                                   49,000                 631
-   WetSeal, Inc. Class A                                       19,600                 627
-   Computer Management
      Sciences, Inc.                                            26,225                 623
-   Cox Radio, Inc.                                             14,400                 623
-   U.S.A. Floral Products, Inc.                                39,500                 622
-   Western Staff Services, Inc.                                33,100                 612
-   TransTexas Gas Corp.                                        68,600                 609
-   Barra, Inc.                                                 24,700                 605
    Chart Industries, Inc.                                      25,300                 604
-   Hagler Bailly, Inc.                                         23,300                 603
    Merchants New York
      Bancorporation                                            16,300                 603
    Carey Diversified LLC                                       30,500                 602
-   General Magic, Inc.                                         48,900                 602
-   Premiere Technologies, Inc.                                 72,600                 602





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                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
STOCK PORTFOLIO                                                 SHARES               (000)
------------------------------------------------------------------------------------------
-   System Software Associates, Inc.                            84,500              $  602
-   Paymentech, Inc.                                            29,200                 600
-   FactSet Research Systems Inc.                               18,300                 595
-   Martek Biosciences Corp.                                    40,700                 593
    Citizens Bancshares, Inc.                                   17,900                 591
-   Philadelphia Consolidated
      Holding Corp.                                             28,000                 588
-   Aspec Technology, Inc.                                      89,800                 584
-   TBC Corp.                                                   88,000                 583
    Kaman Corp. Class A                                         30,600                 582
    Rohn Industries  Inc.                                      124,000                 581
-   Gibraltar Steel                                             28,150                 577
-   Aavid Thermal Technologies                                  19,700                 576
-   General Semiconductor, Inc.                                 58,150                 574
-   Wellsford Real Properties
      Inc. REIT                                                 40,600                 573
-   SDL, Inc.                                                   23,700                 566
    Community Bank System, Inc.                                 17,900                 560
-   Sanmina Corp.                                               12,900                 560
-   Artisan Components, Inc.                                    40,400                 545
    Laser Mortgage Management, Inc.                             50,100                 545
-   Fuisz Technologies Ltd.                                     49,200                 544
    Excel Industries, Inc.                                      37,700                 540
-   Telegroup, Inc.                                             58,400                 540
-   National City Bancorporation                                16,200                 539
    Value Line, Inc.                                            14,100                 539
    HFNC Financial Corp.                                        47,800                 538
    Innovex, Inc.                                               41,100                 537
-   PJ America Inc.                                             29,400                 537
-   Coleman Inc.                                                46,100                 533
    Grand Premier Financial, Inc.                               33,323                 533
    Sumitomo Bank of California                                 13,884                 524
-   dELiA*s Inc.                                                33,500                 523
-   Global DirectMail Corp.                                     41,400                 523
    Pennsylvania Manufacturers
      Corp.                                                     22,500                 518
    Vital Signs, Inc.                                           28,400                 518
-   Rural/Metro Corp.                                           39,800                 517
-   Speedway Motorsports, Inc.                                  20,200                 516
-   Eagle USA Airfreight, Inc.                                  14,600                 506
-   Advanced Tissue Sciences Inc.                              113,800                 505
-   Policy Management
      Systems Corp.                                             12,800                 502
    St. Francis Capital Corp.                                   12,900                 500
    R.L.I. Corp.                                                12,250                 498
-   Primadonna Resorts, Inc.                                    34,300                 492
-   Aztec Technology Partners, Inc.                             64,229                 490
-   Sawtek Inc.                                                 33,200                 490
-   Speedfam International, Inc.                                26,500                 489
-   Championship Auto Racing
      Teams, Inc.                                               26,700                 487
-   GeoTel Communications Corp.                                 11,900                 485
-   Grubb & Ellis Co.                                           34,000                 485
-   Brookline Bancorp, Inc.                                     32,400                 482
-   Crescent Operating, Inc. REIT                               28,300                 481
-   AXYS Pharmaceuticals, Inc.                                  67,100                 478
-   Acclaim Entertainment Inc.                                  80,400                 477
    Century Aluminum Co.                                        32,300                 476
    Premier Bancshares, Inc.                                    17,900                 474
-   Republic Bank/Clearwater Fla.                               17,400                 472
    LeaRonal Inc.                                               19,700                 470
    Magna Group                                                  8,300                 469
-   Westell Technologies, Inc.                                  50,500                 467
-   Local Financial Corp.                                       35,700                 464
-   Service Experts Inc.                                        13,300                 459
-   ATMI, Inc.                                                  30,400                 456
-   Benchmark Electronics, Inc.                                 22,800                 456
    Sovran Self Storage, Inc. REIT                              16,100                 455
-   Laboratory Corp. of America                                196,352                 454
-   Credit Acceptance Corp.                                     53,200                 452
-   WavePhore, Inc.                                             39,100                 452
    Lomak Petroleum, Inc.                                       43,200                 451
    Cornerstone Realty Income
      Trust, Inc. REIT                                          38,800                 444
-   ViroPharma Inc.                                             19,100                 444
    Fedders Corp. Class A                                       67,612                 431
-   Insight Enterprises, Inc.                                   10,700                 428
-   HS Resources Inc.                                           29,100                 424
-   SmarTalk Teleservices, Inc.                                 29,100                 424
-   Aviron                                                      13,500                 421
-   Keystone Automotive
      Industries, Inc.                                          18,200                 421
    Advest Group, Inc.                                          14,500                 419
-   Ivex Packaging Corp.                                        18,000                 419
-   CKS Group, Inc.                                             23,200                 418
    First Commerce Bancshares Inc.
      Class B                                                   14,272                 418
    International Speedway Corp.                                14,300                 407
    Herbalife International Class A                             16,067                 396
-   Alltrista Corp.                                             15,393                 393
    NBT Bancorp, Inc.                                           15,266                 387
-   Sanchez Computer
      Associates, Inc.                                          19,000                 387
-   Triangle Pharmaceuticals, Inc.                              26,000                 387
-   Boston Beer Co., Inc. Class A                               30,100                 384
-   Phymatrix Corp.                                             43,500                 383
    Prime Retail, Inc.                                          18,592                 381
    JeffBanks, Inc.                                              7,700                 378
-   SPR Inc.                                                    12,100                 377
    Hancock Fabrics, Inc.                                       30,100                 376
-   Diamond Technology Partners Inc.                            12,300                 372
-   ImClone Systems, Inc.                                       30,100                 369
-   Monaco Coach Corp.                                          12,600                 369
-   Guess ?, Inc.                                               74,200                 366
    First Indiana Corp.                                         13,920                 364
-   Telemundo Group, Inc.                                        8,500                 362
    Golf Trust of America, Inc. REIT                            10,500                 361
    BT Financial Corp.                                          13,460                 357
    Burnham Pacific Properties,
      Inc. REIT                                                 24,800                 352
    Kimco Realty Corp. Pfd. Class D                             12,960                 352
-   Consolidated Cigar Holdings Inc.                            28,600                 350
-   Encore Wire Corp.                                           21,600                 348
-   Insituform Technologies Class A                             25,000                 346
-   Mesa Air Group Inc.                                         42,300                 344
-   School Specialty, Inc.                                      20,683                 339
-   Berlitz International, Inc.                                 12,500                 338
-   Altron, Inc.                                                26,100                 336
-   Cylink Corp.                                                27,700                 332
    Marcus Corp.                                                18,600                 332
-   Workflow Management, Inc.                                   41,119                 332
    MDC Holdings, Inc.                                          16,700                 330





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                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
-   First Sierra Financial, Inc.                                10,700              $  326
-   American Mobile Satellite
      Corp., Inc.                                               33,300                 325
-   Samsonite Corp.                                             29,769                 322
    Haven Bancorp, Inc.                                         12,500                 320
-   Cable Michigan, Inc.                                         8,100                 316
-   Insilco Corp.                                                7,100                 315
    Penn Engineering &
      Manufacturing Corp. Class A                                15,100                 310
-   Osmonics, Inc.                                              25,700                 308
-   Bacou USA Inc.                                              14,700                 306
-   Excel Legacy Corp.                                          69,000                 302
    Republic Group Inc.                                         14,300                 300
    Columbus McKinnon Corp.                                     11,100                 289
-   Golden Books Family
      Entertainment, Inc.                                       75,200                 289
-   PageMart Wireless, Inc.                                     31,500                 285
-   Paging Network, Inc.                                        20,100                 281
    MMI Cos., Inc.                                              12,100                 280
    Penn Engineering &
      Manufacturing Corp.                                       11,200                 280
-   Donna Karan International Inc.                              18,900                 278
-   U.S. Office Products Co.                                    14,187                 277
-   Ambassadors International, Inc.                              9,100                 276
    CFW Communications Co.                                      11,800                 274
-   AFC Cable Systems, Inc.                                      7,700                 273
-   Intelligroup, Inc.                                          15,300                 272
    Peoples First                                                7,700                 270
-   Southland Corp.                                             98,300                 270
    Southern Peru Copper Corp.                                  20,700                 269
-   Lifecore Biomedical Inc.                                    16,200                 267
-   Chattem, Inc.                                                9,800                 262
    First Financial Corp.-Indiana                                5,200                 262
    First Commerce Bancshares Inc.
      Class A                                                    8,900                 258
    Belco Oil & Gas Corp.                                       29,800                 257
    Independent Bank Corp.                                      13,200                 256
    J & L Specialty Steel Inc.                                  42,500                 252
-   Trex Medical Corp.                                          15,000                 248
-   Aware, Inc.                                                 21,800                 247
-   The Profit Recovery Group
      International, Inc.                                        8,800                 246
-   CareMatrix Corp.                                             8,900                 240
    U.S. Industries, Inc.                                        9,580                 237
-   Imatron, Inc.                                               85,600                 235
    Nash-Finch Co.                                              15,600                 235
-   Navigant International, Inc.                                26,814                 228
-   Urban Outfitters, Inc.                                      12,500                 228
    First Source Bancorp, Inc.                                  23,140                 224
    General Binding Corp.                                        6,000                 221
-   Objective Systems
      Integrators, Inc.                                         29,700                 219
    BankAtlantic Bancorp, Inc.
      Class A                                                   18,375                 217
-   Remec, Inc.                                                 19,100                 217
    Capital City Bank Group, Inc.                                6,900                 216
-   Banner Aerospace                                            16,400                 211
-   Meadowcraft, Inc.                                           19,200                 211
    Genovese Drug Stores, Inc.
      Class A                                                   10,670                 209
-   BWAY Corp.                                                   9,600                 206
-   Media Arts Group, Inc.                                      10,700                 206
-   Freedom Securities Corp.                                    11,200                 203
-   Federal Agricultural
      Mortgage Corp.                                             3,550                 202
-   Jacor Communications, Inc.
      Warrants Exp. 9/19/2001                                   28,600                 200
-   Copart, Inc.                                                 8,600                 199
    SIS Bancorp, Inc.                                            5,100                 198
-   Saga Communications, Inc.                                   14,075                 197
-   Advanced Energy Industries, Inc.                            15,700                 183
-   Kendle International Inc.                                    6,000                 182
-   Advantica Restaurant Group, Inc.                            18,500                 180
    Hilb, Rogal and Hamilton Co.                                11,500                 180
-   Jones Intercable Inc.                                        7,200                 180
-   Creative Biomolecules, Inc.                                 36,900                 178
    Harris Financial, Inc.                                       8,100                 178
-   CopyTele, Inc.                                              78,800                 177
-   Steinway Musical Instruments Inc.                            5,500                 177
-   Whole Foods Market, Inc.                                     2,900                 175
-   Pegasus Communications Corp.                                 8,300                 174
-   Metal Management, Inc.                                      16,100                 172
-   Metro Information Services, Inc.                             4,400                 172
    Peoples Heritage Financial
      Group Inc.                                                 7,118                 168
-   Teligent, Inc.                                               5,600                 165
    F & M Bancorp                                                3,600                 160
    Prime Group Realty Trust REIT                                9,000                 154
-   ESS Technology, Inc.                                        32,600                 153
-   Titan Exploration, Inc.                                     17,000                 151
-   Stanford Telecommunications, Inc.                            9,500                 141
-   Pixar, Inc.                                                  2,200                 133
-   Alydaar Software Corp.                                      10,200                 129
-   Steven Myers & Associates, Inc.                              6,600                 127
-   O'Sullivan Industries Holdings, Inc.                         9,000                 126
-   WFS Financial, Inc.                                         17,817                 125
-   American HomePatient, Inc.                                   6,500                 124
-   Centennial Bancorp                                           6,900                 124
    Washington Trust Bancorp, Inc.                               3,100                 124
-   Coldwater Creek Inc.                                         4,490                 123
-   SS&C Technologies, Inc.                                      5,400                 123
-   Icon CMT Corp.                                               6,600                 122
-   Galey & Lord                                                 7,900                 118
-   K-V Pharmaceutical Co. Class A                               5,000                 113
    Signal Corp.                                                 3,875                 113
-   DecisionOne Holdings Corp.                                   5,600                 112
-   AEP Industries, Inc.                                         5,100                 110
-   Sipex Corp.                                                  5,100                 110
    DEKALB Genetics Corp. Class B                                1,100                 104
-   International Telecommunication
      Data Systems, Inc.                                         3,600                 104
-   NovaCare Employee Services, Inc.                            10,800                 103
-   Service Merchandise Co., Inc.                               64,612                 101
-   Thermo Optek Corp.                                           6,700                  99
    BHC Communications, Inc. Class A                               700                  98
-   Alaris Medical, Inc.                                        13,000                  90
-   Xomed Surgical Products Inc.                                 2,900                  90
-   TeleSpectrum Worldwide Inc.                                 10,000                  88
-   United Natural Foods, Inc.                                   3,100                  88
    Sterling Bancorp                                             3,300                  86
-   Carriage Services, Inc.                                      3,300                  83
-   Dynatech Corp.                                              26,350                  82

------------------------------------------------------------------------------------------
                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
STOCK PORTFOLIO                                                 SHARES               (000)
------------------------------------------------------------------------------------------
-   Proffitt's, Inc.                                             2,025              $   82
-   ThermoLase Corp.                                            11,300                  82
    Wackenhut Corp. Class B                                      3,656                  79
    Gray Communications
      Systems, Inc.                                              2,400                  78
-   Maxicare Health Plans Inc.                                  11,117                  75
-   Panavision, Inc.                                             2,772                  73
-   Concord Communications, Inc.                                 2,800                  72
    COMSAT Corp.                                                 2,500                  71
-   Kinross Gold Corp.                                          21,575                  70
-   SCB Computer Technology, Inc.                                6,100                  67
    Baldwin & Lyons, Inc. Class B                                2,800                  65
-   IMC Global Warrants
      Exp. 12/22/2000                                           25,432                  64
-   Zygo Corp.                                                   4,300                  64
-   Alliance Pharmaceutical Corp.                               15,100                  63
-   Horizon Group Properties, Inc.                               9,512                  63
-   Rofin-Sinar Technologies Inc.                                3,500                  62
-   Nichols Research Corp.                                       2,200                  60
-   Robotic Vision Systems, Inc.                                12,700                  59
-   Marine Transport Corp.                                      14,280                  58
-   Synthetic Industries, Inc.                                   4,000                  58
    Weider Nutritional
      International, Inc.                                        3,400                  58
-   Amtran, Inc.                                                 2,300                  57
    Harleysville Group, Inc.                                     2,600                  54
-   Centennial HealthCare Corp.                                  2,800                  51
    North Pittsburgh Systems, Inc.                               3,000                  48
    Amcast Industrial Corp.                                      2,500                  47
-   Christiana Cos., Inc.                                        1,500                  47
    Investors Financial Services
      Corp. Class A                                                877                  46
-   Alliance Semiconductor Corp.                                12,800                  45
-   Spiegel, Inc. Class A                                        5,100                  37
-   APAC Teleservices, Inc.                                      6,100                  36
-   ATL Products, Inc.                                           1,200                  31
-   Priority Healthcare Corp.                                    1,700                  31
    Semco Energy Inc.                                            1,785                  31
-   Associated Group, Inc. Class B                                 750                  30
-   MEMC Electronic Materials, Inc.                              2,800                  29
-   MEDIQ, Inc. Series A                                         4,057                  27
-   Reckson Service Industry                                     7,784                  26
    J.M. Smucker Co. Class B                                     1,000                  24
-   Zenith Electronics Corp.                                    63,121                  19
-   OIS Optical Imaging Systems, Inc.                           17,800                  17
-   CSF Holdings Inc. Contingent
      Litigation Rights                                         29,125                  15
    Seaboard Corp.                                                  50                  15
-   Capital Senior Living Corp.                                    500                   6
-   USA Networks, Inc.                                             225                   6
-   Siebel Systems, Inc.                                            81                   3
-   Security Capital Group Inc.
      Warrants Exp. 9/18/1998                                    4,992                   2
-   Octel Corp.                                                     75                   1
-   TheraTech, Inc.                                                 50                   1
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $2,484,127)                                                              3,012,560
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                 FACE               MARKET
                                                               AMOUNT               VALUE*
                                                                (000)                (000)
------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (7.7%)
------------------------------------------------------------------------------------------
U.S. TREASURY BILL
 (2)   4.97%, 7/23/1998                                    $    3,200           $   3,191
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  5.67%, 7/1/1998                                              99,837              99,837
  5.76%, 7/1/1998--Note F                                     137,660             137,660
------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $240,688)                                                                 240,688
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (104.2%)
  (COST $2,724,815)                                                             3,253,248
------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.2%)
------------------------------------------------------------------------------------------
Other Assets--Note B                                                              102,445
Security Lending Collateral
 Payable to Brokers--Note F                                                      (137,660)
Other Liabilities                                                                 (95,972)
                                                                               -----------
                                                                                 (131,187)
------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                              $3,122,061
==========================================================================================

 * See Note A in Notes to Financial Statements.

 - Non-Income-Producing Security.

(1)The combined market value of common stocks and index futures contracts represents 100.0% of net assets. See Note E in Notes to Financial Statements.

(2)Security segregated as initial margin for open futures contracts.
   REIT--Real Estate Investment Trust.

------------------------------------------------------------------------------------------
AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                      (000)
------------------------------------------------------------------------------------------
Paid in Capital                                                                 $2,432,682
Undistributed Net Investment Income                                                 19,754
Accumulated Net Realized Gains                                                     140,925
Unrealized Appreciation--Note E
    Investment Securities                                                          528,433
    Futures Contracts                                                                  267
------------------------------------------------------------------------------------------
NET ASSETS                                                                      $3,122,061
==========================================================================================

Investor Shares--Net Assets
    Applicable to 118,007,561 outstanding
    shares of beneficial interest
    (unlimited authorization)                                                   $2,912,880
------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    INVESTOR SHARES                                                                 $24.68
==========================================================================================

Institutional Shares--Net Assets
Applicable to 8,469,789 outstanding
    shares of beneficial interest
    (unlimited authorization)                                                     $209,181
------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
    INSTITUTIONAL SHARES                                                            $24.70
==========================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
GROWTH STOCK PORTFOLIO                                           SHARES              (000)
------------------------------------------------------------------------------------------
COMMON STOCKS (100.2%)
------------------------------------------------------------------------------------------
    DEKALB Genetics Corp. Class B                               11,300            $  1,069
    First Commercial Corp.                                      12,600                 875
    American Bankers
      Insurance Group                                           13,900                 836
 -  Lincare Holdings, Inc.                                      19,500                 820
 -  PLATINUM technology, Inc.                                   27,400                 783
 -  Vitesse Semiconductor Corp.                                 24,900                 769
 -  Safeskin Corp.                                              18,000                 740
    Sovereign Bancorp, Inc.                                     45,100                 737
    CCB Financial Corp.                                          6,900                 733
    Ross Stores, Inc.                                           16,300                 701
 -  STERIS Corp.                                                11,000                 699
    ComAir Holdings, Inc.                                       22,600                 698
    Provident Financial Group, Inc.                             14,300                 652
    CKE Restaurants Inc.                                        15,700                 648
 -  Sanmina Corp.                                               14,200                 616
    First Bancorp of Ohio                                       21,100                 614
 -  Ciber, Inc.                                                 15,700                 597
    Delta & Pine Land Co.                                       12,900                 574
    Centura Banks, Inc.                                          9,000                 562
 -  Williams Sonoma, Inc.                                       17,600                 560
 -  MedImmune Inc.                                               8,800                 549
    Pier 1 Imports Inc.                                         23,000                 549
 -  Mohawk Industries, Inc.                                     17,000                 539
    First American Financial Corp.                               5,800                 522
 -  Valassis Communications, Inc.                               13,500                 520
 -  Devry, Inc.                                                 23,600                 518
 -  Whole Foods Market, Inc.                                     8,500                 514
    Legg Mason Inc.                                              8,900                 512
    National Data Corp.                                         11,500                 503
 -  Mutual Risk Management Ltd.                                 13,100                 477
    Ethan Allen Interiors, Inc.                                  9,500                 474
    U.S. Trust Corp.                                             6,200                 473
 -  Champion Enterprises, Inc.                                  16,000                 468
 -  Microchip Technology, Inc.                                  17,900                 468
    Raymond James Financial, Inc.                               15,500                 464
    Central Parking Corp.                                        9,900                 450
    CMAC Investment Corp.                                        7,300                 449
    United Bankshares, Inc.                                     13,100                 447
 -  Mueller Industries Inc.                                     12,000                 445
 -  Orbital Sciences Corp.                                      11,900                 445
 -  Acxiom Corp.                                                17,700                 441
 -  Aspect Telecommunications Corp.                             15,900                 435
 -  Express Scripts                                              5,400                 435
 -  Xylan Corp.                                                 14,600                 435
 -  Footstar Inc.                                                9,000                 432
 -  Gentex Corp.                                                23,800                 431
 -  American Management
      Systems, Inc.                                             14,300                 428
    True North Communications                                   14,400                 421
 -  Linens 'n Things, Inc.                                      13,200                 403
 -  Renal Care Group, Inc.                                       9,000                 397
 -  Patterson Dental Co.                                        10,800                 395
 -  PMT Services Inc                                            15,500                 394
    SEI Corp.                                                    6,200                 384
 -  Whittman-Hart, Inc.                                          7,700                 372
    Expeditors International of
      Washington, Inc.                                           8,400                 370
 -  Novellus Systems, Inc.                                      10,200                 364
    Aptargroup Inc.                                              5,800                 361
 -  BISYS Group, Inc.                                            8,700                 357
    Commerce Bancorp, Inc.                                       6,000                 351
    Tredegar Industries Inc.                                     4,100                 348
    Whitney Holdings                                             6,800                 345
 -  Harbinger Corp.                                             14,200                 343
 -  Envoy Corp.                                                  7,200                 341
 -  Orthodontic Centers of
      America, Inc.                                             16,100                 337
    Richfood Holdings, Inc.                                     16,300                 337
    Polaris Industries, Inc.                                     8,900                 335
    Blount International, Inc.                                  11,700                 333
 -  Zebra Technologies Class A                                   7,800                 333
 -  NBTY, Inc.                                                  17,900                 329
 -  Tel-Save Holdings, Inc.                                     22,300                 329
    Applied Power, Inc.                                          9,500                 327
 -  Men's Wearhouse, Inc.                                        9,900                 327
    HUBCO, Inc.                                                  9,000                 322
    Pogo Producing Co.                                          12,800                 322
    Jones Pharma, Inc.                                           9,700                 321
 -  Nautica Enterprises Inc.                                    11,900                 319
 -  Cerner Corp.                                                11,100                 314
    Wolverine World Wide, Inc.                                  14,500                 314
    Baldor Electric Co.                                         12,300                 300
    JLG Industries, Inc.                                        14,800                 300
    Cross Timbers Oil Co.                                       15,700                 299
 -  Tuboscope Inc.                                              15,100                 298
 -  VISIX Inc.                                                   5,000                 298
    Fidelity National Financial, Inc.                            7,400                 295
 -  FileNET Corp.                                               10,000                 289
 -  Technology Solutions Co.                                     9,000                 285
 -  PAREXEL International Corp.                                  7,800                 284
 -  Timberland Co.                                               3,900                 281
 -  Catalina Marketing Corp.                                     5,400                 280
 -  Cognex Corp.                                                15,100                 279
 -  Magellan Health Services, Inc.                              11,000                 279
    Roper Industries Inc.                                       10,600                 277
 -  SPX Corp.                                                    4,300                 277
 -  ETEC Systems, Inc.                                           7,800                 274
 -  O'Reilly Automotive, Inc.                                    7,600                 274
    Belden, Inc.                                                 8,900                 273
    Eaton Vance Corp.                                            5,900                 273
 -  Alliant Techsystems, Inc.                                    4,300                 272
 -  INCYTE Pharmaceuticals, Inc.                                 7,900                 270
    Graco, Inc.                                                  7,500                 262
 -  Sola International, Inc.                                     8,000                 262
 -  Avid Technology, Inc.                                        7,800                 261
 -  Westwood One, Inc.                                          10,300                 260
 -  Coventry Health Care Inc.                                   17,400                 259
    AAR Corp.                                                    8,700                 257
 -  Buckeye Technology, Inc.                                    10,900                 257
 -  CommScope, Inc.                                             15,900                 257
    G & K Services, Inc.                                         5,900                 257
    FirstBank Puerto Rico                                        9,800                 255
 -  Paragon Health Network, Inc.                                15,600                 252
    Manitowac Co., Inc.                                          6,200                 250
    Invacare Corp.                                               9,700                 249
 -  Burr-Brown Corp.                                            11,800                 248
    Regis Corp.                                                  8,400                 248
 -  C-Cube Microsystems, Inc.                                   13,200                 245

------------------------------------------------------------------------------------------
                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
GROWTH STOCK PORTFOLIO                                           SHARES              (000)
------------------------------------------------------------------------------------------
    MacDermid, Inc.                                              8,600              $  243
    St. John Knits, Inc.                                         6,300                 243
 -  Consolidated Graphics, Inc.                                  4,100                 242
    National Computer Systems, Inc.                             10,000                 240
 -  ShowBiz Pizza Time, Inc.                                     5,900                 238
    Caraustar Industries, Inc.                                   8,200                 237
 -  SPS Technologies, Inc.                                       4,000                 234
 -  Metro Networks, Inc.                                         5,400                 233
 -  Brightpoint, Inc.                                           16,000                 232
    Computer Task Group, Inc.                                    6,900                 231
 -  Triarc Cos., Inc. Class A                                   10,400                 228
    UST Corp.                                                    8,600                 228
    Analysts International Corp.                                 7,900                 224
 -  HA-LO Industries, Inc.                                       7,200                 224
    Queens County Bancorp, Inc.                                  5,100                 222
    Fair Issac & Co.                                             5,800                 220
 -  BE Avionics Inc.                                             7,500                 218
 -  Foodmaker, Inc.                                             12,900                 218
 -  ADVO, Inc.                                                   7,700                 217
 -  Stein Mart, Inc.                                            16,000                 216
    Arthur J. Gallagher & Co.                                    4,800                 215
 -  Heartland Express, Inc.                                     10,300                 209
    Ballard Medical Products                                    11,400                 205
 -  Oak Industries, Inc.                                         5,800                 205
 -  Vanstar Corp.                                               14,000                 204
 -  Midway Games Inc.                                           13,000                 203
    Pioneer Group, Inc.                                          7,500                 197
 -  Dionex Corp.                                                 7,400                 195
 -  Boole & Babbage Inc.                                         8,000                 191
    Jack Henry & Associates                                      5,500                 189
    Technitrol, Inc.                                             4,700                 188
 -  Billing Concepts Corp.                                      12,000                 186
 -  Pediatrix Medical Group, Inc.                                5,000                 186
    Pillowtex Designs                                            4,600                 185
 -  Vantive Corp.                                                9,000                 185
    Mentor Corp.                                                 7,600                 184
 -  Platinum Software Co.                                        7,500                 183
    Breed Technological Inc.                                    11,900                 182
    Kuhlman Corp.                                                4,600                 182
    Coca-Cola Bottling Co.                                       2,700                 179
 -  Stillwater Mining Co.                                        6,600                 179
 -  Hyperion Software Corp.                                      6,100                 174
    Regal-Beloit Corp.                                           6,100                 174
    Dimon Inc.                                                  15,000                 169
 -  Cooper Cos., Inc.                                            4,600                 168
    Telxon Corp.                                                 5,200                 168
    Lindsay Manufacturing Co.                                    6,000                 163
 -  North American Vaccine, Inc.                                10,500                 163
    Lilly Industries Inc. Class A                                7,500                 162
 -  Consolidated Products Inc.                                   7,600                 161
 -  Access Health Marketing, Inc.                                6,200                 158
 -  CDI Corp.                                                    5,800                 155
 -  Dialogic Corp.                                               5,200                 155
    New England Business
      Service, Inc.                                              4,800                 155
 -  Halter Marine Group, Inc.                                   10,200                 154
 -  Photronics Labs Inc.                                         6,900                 152
 -  Progress Software Corp.                                      3,700                 152
 -  National Instruments Corp.                                   4,200                 150
    Clarcor Inc.                                                 7,100                 149
 -  SEQUUS Pharmaceuticals, Inc.                                13,000                 148
    Inter-Tel, Inc.                                              9,000                 144
    Sturm, Ruger & Co., Inc.                                     8,600                 144
 -  Respironics, Inc.                                            9,100                 142
 -  Shorewood Packaging Corp.                                    8,900                 141
 -  Cor Therapeutics, Inc.                                      10,100                 140
    WD-40 Co.                                                    5,100                 138
    Nature's Sunshine Inc.                                       6,000                 135
    A.M. Castle & Co.                                            6,000                 132
 -  Curative Health Services Inc.                                4,600                 131
 -  Kronos, Inc.                                                 3,500                 127
    Helix Technology Corp.                                       8,400                 126
 -  NFO Worldwide, Inc.                                          6,900                 123
 -  General Semiconductor, Inc.                                 11,900                 118
    Merrill Corp.                                                5,300                 117
 -  Biotechnology General                                       16,300                 116
 -  P-Com, Inc.                                                 12,400                 114
 -  Enzo Biochem, Inc.                                           8,400                 112
    Owens & Minor, Inc. Holding Co.                             10,600                 106
    Harmon Industries, Inc.                                      4,400                 105
    BMC Industries, Inc.                                        11,800                 103
 -  Plexus Corp.                                                 5,000                  99
 -  USA Detergents, Inc.                                         5,900                  98
 -  Cygnus Inc.                                                  8,600                  90
 -  TheraTech, Inc.                                              8,900                  90
 -  Immune Response                                              5,900                  89
    Hilb, Rogal and Hamilton Co.                                 5,500                  86
 -  U.S. Bioscience                                             10,300                  84
    Innovex, Inc.                                                6,300                  82
    Plenum Publishing Corp.                                      1,100                  81
 -  C-COR Electronics, Inc.                                      3,900                  74
 -  Shoney's Inc.                                               20,800                  73
 -  Cephalon, Inc.                                               9,200                  72
    Goodmark Foods, Inc.                                         2,300                  68
 -  Liposome Co., Inc.                                          12,300                  67
 -  Ashworth, Inc.                                               4,500                  62
 -  Valence Technology                                          10,100                  57
 -  ReSound Corp.                                                8,600                  56
 -  Molecular Biosystems, Inc.                                   7,600                  55
 -  Noven Pharmaceuticals, Inc.                                  8,700                  52
 -  Whittaker Corp.                                              3,600                  48
 -  Mercury Interactive Corp.                                      800                  36
 -  Advanced Tissue Sciences Inc.                                7,000                  31
 -  BroadBand Technologies, Inc.                                 5,700                  24
 -  LSB Industries, Inc.                                         4,100                  16
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $64,434)                                                                    63,741
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                   FACE
                                                                 AMOUNT
                                                                  (000)
------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.5%)
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  5.67%, 7/1/1998                                                 $  60                60
  5.76%, 7/1/1998--Note F                                           894               894
------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $954)                                                                         954
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.7%)
  (COST $65,388)                                                                   64,695
------------------------------------------------------------------------------------------

                                                44

-------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                                     (000)
-------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (-1.7%)                                         $ (1,110)
-------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                  $63,585
===========================================================================================

*See Note A in Notes to Financial Statements.

-Non-Income-Producing Security.

-------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------
ASSETS
Investments in Securities, at Value                                                $64,695
Receivables for Investment Securities Sold                                           9,914
Other Assets--Note B                                                                   316
                                                                                   --------
  Total Assets                                                                      74,925
                                                                                   --------
LIABILITIES
Payables for Investment Securities Purchased                                        10,384
Other Liabilities--Note F                                                              956
                                                                                   --------
  Total Liabilities                                                                 11,340
-------------------------------------------------------------------------------------------
NET ASSETS                                                                         $63,585
===========================================================================================

-------------------------------------------------------------------------------------------
AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                     (000)
-------------------------------------------------------------------------------------------
Paid in Capital                                                                    $65,053
Undistributed Net Investment Income                                                     88
Accumulated Net Realized Losses                                                       (863)
Unrealized Depreciation--Note E                                                       (693)
-------------------------------------------------------------------------------------------
NET ASSETS                                                                         $63,585
===========================================================================================

Investor Shares--Net Assets
  Applicable to 6,507,868 outstanding
  shares of beneficial interest
  (unlimited authorization)                                                        $63,585
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                                    $9.77
===========================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
VALUE STOCK PORTFOLIO                                           SHARES               (000)
------------------------------------------------------------------------------------------
COMMON STOCKS (100.2%)
------------------------------------------------------------------------------------------
    Protective Life Corp.                                       30,700             $ 1,126
    Keystone Financial, Inc.                                    25,500                 943
 -  Universal Health Services Class B                           16,100                 940
    Fremont General Corp.                                       17,300                 937
    Integrated Health Services, Inc.                            22,200                 832
    Orion Capital Corp.                                         13,700                 765
 -  Interim Services, Inc.                                      23,300                 748
    Allied Group, Inc.                                          15,200                 711
    Astoria Financial Corp.                                     13,200                 706
    Life Re Corp.                                                8,600                 705
    Oakwood Homes Corp.                                         23,100                 693
 -  World Color Press, Inc.                                     19,100                 668
    Commercial Federal Corp.                                    20,000                 632
    Enhance Financial Services
      Group, Inc.                                               18,700                 631
 -  Amresco, Inc.                                               21,300                 620
    Cullen/Frost Bankers, Inc.                                  11,100                 602
 -  Corn Products International, Inc.                           17,700                 599
    Earthgrains Co.                                             10,700                 598
 -  Barrett Resources Corp.                                     15,800                 591
 -  Smithfield Foods, Inc.                                      18,600                 567
    Capital Re Corp.                                             7,900                 566
 -  Zale Corp.                                                  17,700                 563
    Devon Energy Corp.                                          16,000                 559
    Sierra Pacific Resources                                    15,400                 559
    Texas Industries, Inc.                                      10,500                 556
 -  PhyCor, Inc.                                                33,200                 550
    D. R. Horton, Inc.                                          26,300                 549
 -  Santa Fe Energy Resources, Inc.                             51,000                 548
 -  Delphi Financial Group, Inc.                                 9,500                 535
 -  Toll Brothers, Inc.                                         18,300                 525
    Interface, Inc.                                             25,900                 523
    Piedmont Natural Gas, Inc.                                  15,100                 508
 -  Michaels Stores, Inc.                                       14,300                 504
    La-Z-Boy Inc.                                                8,900                 503
    NAC Re Corp.                                                 9,100                 486
    Vintage Petroleum, Inc.                                     25,600                 483
 -  IDEXX Laboratories Corp.                                    19,100                 475
 -  Prime Hospitality Corp.                                     26,900                 469
    Air Express International Corp.                             17,300                 463
 -  Canandaigua Brands, Inc. Class A                             9,300                 457
    Atmos Energy Corp.                                          14,900                 454
    Downey Financial Corp.                                      13,900                 454
    OM Group, Inc.                                              11,000                 454
    Werner Enterprises, Inc.                                    23,800                 454
    Chiquita Brands International, Inc.                         32,000                 450
 -  Anixter International Inc.                                  23,500                 448
 -  Newfield Exploration Co.                                    18,000                 448
 -  E*TRADE Group, Inc.                                         19,500                 447
    Riggs National Corp.                                        15,200                 444
    First Midwest Bancorp                                       10,000                 440
 -  Genesis Health Ventures Inc.                                17,500                 437
 -  Shopko Stores, Inc.                                         12,800                 435
    Casey's General Stores                                      26,100                 432
    Dallas Semiconductor Corp.                                  13,900                 431
    Wicor, Inc.                                                 18,500                 428
    USFreightways Corp.                                         13,000                 427
 -  Just for Feet, Inc.                                         14,900                 425
 -  Pride International Inc.                                    24,900                 422
    Frontier Insurance Group, Inc.                              18,590                 419
    Susquehanna Bancshares, Inc.                                11,200                 419
    Hughes Supply, Inc.                                         11,400                 418
    Bowne & Co., Inc.                                            9,100                 410
    Lone Star Industries, Inc.                                   5,300                 408
    Commonwealth Energy Systems                                 10,700                 404
    A.O. Smith Corp.                                             7,800                 403
    Executive Risk, Inc.                                         5,400                 398
 -  Input/Output, Inc.                                          22,100                 394
    Central Hudson Gas &
      Electric Corp.                                             8,500                 390
    St. Paul Bancorp, Inc.                                      17,100                 386
    Kellwood Co.                                                10,700                 383
 -  VLSI Technology, Inc.                                       22,700                 381
 -  Morrison Knudsen Corp.                                      26,900                 378
    Rollins Truck Leasing                                       29,900                 370
 -  Primark Corp.                                               11,800                 369
 -  Superior Services Inc.                                      12,100                 364
 -  Silicon Valley Bancshares                                   10,200                 363
    Orange & Rockland Utilities, Inc.                            6,700                 360
    United Illuminating Co.                                      7,100                 359
    Harman International
      Industries, Inc.                                           9,200                 354
    Stride Rite Corp.                                           23,500                 354
 -  Grand Casinos, Inc.                                         21,100                 353
 -  Roberts Pharmaceuticals                                     15,200                 350
 -  CapStar Hotel Co.                                           12,400                 347
    Northwest Natural Gas Co.                                   12,400                 347
 -  Scotts Co.                                                   9,300                 346
 -  Sierra Health Services                                      13,700                 345
    Southwest Gas Corp.                                         13,700                 335
    Dain Rauscher Corp.                                          6,100                 334
    Fleming Cos., Inc.                                          19,000                 334
    Applebee's International, Inc.                              14,900                 333
 -  Eagle Hardware & Garden, Inc.                               14,400                 333
    Snyder Oil Corp.                                            16,600                 331
 -  Lattice Semiconductor Corp.                                 11,600                 330
    Selective Insurance Group                                   14,700                 329
    United Water Resources, Inc.                                18,300                 329
    Cilcorp, Inc.                                                6,800                 326
    Skywest, Inc.                                               11,400                 319
    Cambrex Corp.                                               12,000                 315
    New Jersey Resources Corp.                                   8,800                 314
    W.H. Brady Class A                                          11,200                 312
    Standard Pacific Corp.                                      14,800                 305
 -  Cable Design Technologies                                   14,500                 299
    Fluke Corp.                                                  9,100                 299
    Philadelphia Suburban Corp.                                 13,600                 298
 -  Vicor Corp.                                                 21,500                 298
    Wabash National Corp.                                       11,500                 296
 -  Ionics, Inc.                                                 8,000                 295
    ABM Industries                                              10,500                 293
    Energen Corp.                                               14,500                 292
    JSB Financial                                                4,900                 287
 -  The Dress Barn, Inc.                                        11,400                 284
 -  Vertex Pharmaceuticals, Inc.                                12,600                 284
    Analogic Corp.                                               6,300                 282
 -  Paxar Corp.                                                 24,400                 281
    Bank North Group                                             7,500                 278
    Alpharma, Inc. Class A                                      12,600                 277
    Methode Electronics, Inc. Class A                           17,800                 276
 -  NCS HealthCare, Inc.                                         9,700                 276

------------------------------------------------------------------------------------------
                                                                                    MARKET
                                                                                    VALUE*
                                                                SHARES               (000)
------------------------------------------------------------------------------------------
    Valmont Industries, Inc.                                    13,800              $  276
 -  Landry's Seafood Restaurants, Inc.                          15,100                 273
    Norrell Corp.                                               13,700                 273
    Russ Berrie, Inc.                                           10,900                 273
    Barnes Group, Inc.                                          10,000                 271
    Marcus Corp.                                                15,100                 270
 -  AnnTaylor Stores Corp.                                      12,700                 269
 -  Hutchinson Technology, Inc.                                  9,800                 267
    Geon Co.                                                    11,600                 266
 -  KEMET Corp.                                                 20,200                 266
 -  Wolverine Tube, Inc.                                         7,000                 266
    Eastern Utilities Associates                                10,100                 265
 -  Kirby Corp.                                                 10,500                 265
    Watsco, Inc.                                                 7,500                 264
    John H. Harland Co.                                         15,400                 261
    Guilford Mills, Inc.                                        12,800                 256
    Gerber Scientific, Inc.                                     11,200                 255
    Ruby Tuesday, Inc.                                          16,400                 254
    Stone & Webster, Inc.                                        6,400                 254
    TJ International, Inc.                                       8,400                 253
 -  Fabri-Centers of America, Inc.                               9,200                 252
 -  Yellow Corp.                                                13,500                 251
 -  Banctec, Inc.                                               10,800                 250
    Cabot Oil & Gas Corp. Class A                               12,500                 250
    ChemFirst Inc.                                               9,900                 250
    Zenith National Insurance Corp.                              8,800                 248
 -  Kent Electronics Corp.                                      13,500                 247
 -  Mariner Health Group, Inc.                                  14,700                 244
 -  U.S. Home Corp.                                              5,900                 243
 -  Broderbund Software, Inc.                                   10,600                 242
 -  Ryan's Family Steak Houses, Inc.                            23,400                 240
    Cato Corp. Class A                                          13,700                 238
 -  Fritz Cos., Inc.                                            17,800                 238
    Checkpoint Systems, Inc.                                    16,800                 237
 -  Franklin Covey Co.                                          12,300                 237
    Schweitzer-Mauduit
      International, Inc.                                        8,100                 235
 -  Getchell Gold Corp.                                         15,600                 234
 -  The Sports Authority, Inc.                                  15,600                 233
    Standard Products Co.                                        8,300                 233
 -  The Cheesecake Factory                                      10,200                 231
    CTS Corp.                                                    7,800                 230
    Trenwick Group Inc.                                          5,900                 229
    Intermet Corp.                                              12,600                 228
    Applied Industrial Technology, Inc.                         11,000                 226
 -  Marquette Medical Systems Inc.                               8,800                 226
    Commercial Metals Co.                                        7,300                 224
    Mississippi Chemical Corp.                                  13,600                 224
 -  Marshall Industries                                          8,200                 223
    The Toro Co.                                                 6,400                 219
    Myers Industries, Inc.                                       9,100                 218
    Oshkosh B Gosh, Inc. Class A                                 4,900                 218
    Juno Lighting, Inc.                                          9,200                 217
    Kaman Corp. Class A                                         11,400                 217
 -  Read Rite Corp.                                             23,800                 216
    Public Service Co. of North
      Carolina, Inc.                                             9,900                 215
 -  ADAC Laboratories                                            9,500                 214
    Apogee Enterprises, Inc.                                    14,000                 214
 -  Protein Design Labs                                          8,900                 214
 -  Discount Auto Parts Inc.                                     8,200                 213
 -  Landstar System                                              6,100                 213
 -  Sonic Corp.                                                  9,500                 213
 -  International Rectifier Corp.                               24,900                 212
    Justin Industries, Inc.                                     13,100                 211
 -  Datascope Corp.                                              7,900                 210
    Quanex Corp.                                                 6,900                 209
 -  Primadonna Resorts, Inc.                                    14,400                 207
 -  Volt Information Sciences Inc.                               7,600                 206
 -  Gibson Greetings, Inc.                                       8,200                 205
    TNP Enterprises, Inc.                                        6,600                 204
 -  Ultratech Stepper, Inc.                                     10,300                 203
    Luby's Cafeterias, Inc.                                     11,500                 202
 -  Coherent, Inc.                                              11,600                 199
 -  IHOP Corp.                                                   4,800                 199
    Phillips-Van Heusen Corp.                                   13,500                 199
 -  American Oncology
      Resources, Inc.                                           16,100                 197
 -  GC Cos.                                                      3,800                 197
 -  Oceaneering International, Inc.                             11,100                 197
    Diagnostic Products Corp.                                    6,800                 196
 -  Kulicke & Soffa Industries, Inc.                            11,500                 196
    Standex International Corp.                                  6,600                 196
 -  Griffon Corp.                                               15,200                 195
    Thomas Industries, Inc.                                      7,900                 193
 -  Offshore Logistics, Inc.                                    10,800                 192
    Ryland Group, Inc.                                           7,200                 189
    Wynn's International Inc.                                    9,800                 189
    Cash America International Inc.                             12,200                 186
 -  Insituform Technologies Class A                             13,400                 186
    Birmingham Steel Corp.                                      14,700                 182
    Titan International, Inc.                                   10,700                 182
    Bassett Furniture Industries, Inc.                           6,400                 180
 -  Gymboree Corp.                                              11,900                 180
 -  Seitel, Inc.                                                11,000                 178
 -  Trimble Navigation Ltd.                                     11,000                 178
    Brown Group, Inc.                                            8,900                 177
 -  Electro Scientific Industries, Inc.                          5,600                 177
 -  Xircom, Inc.                                                11,400                 177
    MDC Holdings, Inc.                                           8,900                 176
 -  PictureTel Corp.                                            19,000                 176
    Authentic Fitness Corp.                                     11,000                 174
    AMCOL International Corp.                                   14,300                 172
    Chemed Corp.                                                 5,000                 170
    Zero Corp.                                                   6,000                 170
    Thor Industries, Inc.                                        6,100                 169
 -  Universal Forest Products, Inc.                             10,300                 169
 -  Network Equipment
      Technologies, Inc.                                        10,600                 166
 -  M.S. Carriers Inc.                                           6,000                 163
    Robbins & Myers, Inc.                                        5,600                 163
 -  System Software Associates, Inc.                            22,900                 163
    Daniel Industries, Inc.                                      8,500                 162
    KCS Energy, Inc.                                            14,200                 162
 -  Digital Microwave Corp.                                     22,200                 161
 -  Global Industrial Technologies, Inc.                        11,200                 161
 -  Hollywood Park, Inc.                                        12,700                 160
 -  American Freightways                                        15,900                 159
 -  Astec Industries, Inc.                                       4,600                 159
 -  Allen Telecom Inc.                                          13,500                 157
    Pittston BAX Group                                          10,100                 157
 -  Benton Oil & Gas Co.                                        14,600                 155

------------------------------------------------------------------------------------------
                                                                                    MARKET
SMALL CAPITALIZATION                                                                VALUE*
VALUE STOCK PORTFOLIO                                           SHARES               (000)
------------------------------------------------------------------------------------------
 -  Sunrise Medical, Inc.                                       10,300              $  155
    Oxford Industries, Inc.                                      4,400                 154
 -  Aztar Corp.                                                 22,400                 153
 -  Pool Energy Service Co.                                     10,400                 153
    Skyline Corp.                                                4,700                 153
 -  Carmike Cinemas, Inc. Class A                                5,600                 151
    IMCO Recycling, Inc.                                         8,100                 150
 -  Plains Resources                                             8,300                 149
    Winnebago Industries, Inc.                                  11,700                 149
 -  General Communication, Inc.                                 24,400                 148
 -  Hadco Corp.                                                  6,300                 147
 -  Speedfam International, Inc.                                 7,900                 146
 -  Hecla Mining Co.                                            27,300                 145
    K2 Inc.                                                      8,200                 145
 -  Regeneron Pharmaceuticals, Inc.                             15,700                 145
    Standard Motor Products, Inc.                                6,500                 145
 -  California Microwave, Inc.                                   8,200                 144
    Connecticut Energy Corp.                                     5,100                 142
    Lawson Products, Inc.                                        5,500                 142
 -  Komag, Inc.                                                 26,300                 141
    Arctic Cat, Inc.                                            14,200                 140
    Fedders Corp.                                               20,900                 140
    National Presto Industries, Inc.                             3,600                 140
    X-Rite Inc.                                                 10,200                 140
 -  Digi International, Inc.                                     6,800                 138
 -  Microage, Inc.                                               9,700                 138
 -  McWorter Technologies Inc.                                   5,100                 135
 -  Unitrode Corp.                                              11,700                 135
 -  HS Resources Inc.                                            9,200                 134
 -  Scott Technologies, Inc. Class A                             9,100                 133
    Hancock Fabrics, Inc.                                       10,400                 130
    St. Mary Land & Exploration Co.                              5,400                 130
    Butler Manufacturing Co.                                     3,800                 129
    Pennsylvania Enterprises Inc.                                4,800                 129
 -  InterVoice, Inc.                                             7,200                 128
 -  Hartmarx Corp.                                              16,800                 127
 -  S3, Inc.                                                    24,900                 126
    Pioneer Standard Electronics Inc.                           13,000                 125
 -  Electroglas, Inc.                                            9,500                 124
    Aquarion Co.                                                 3,600                 123
    Simpson Industries, Inc.                                     9,000                 123
    Consumers Water Co.                                          4,400                 122
    A.T. Cross Co. Class A                                       8,200                 122
    Republic Group Inc.                                          5,800                 122
    Southern California Water Co.                                4,400                 119
 -  Hologic, Inc.                                                6,500                 118
 -  Lydall, Inc.                                                 8,100                 118
    Park Electrochemical Corp.                                   5,600                 118
    CPI Corp.                                                    4,900                 117
 -  WHX Corp.                                                    9,100                 117
    Dames & Moore Group                                          8,900                 115
 -  Mesa Air Group Inc.                                         14,100                 115
    Vital Signs, Inc.                                            6,300                 115
 -  Benchmark Electronics, Inc.                                  5,700                 114
    Huffy Corp.                                                  6,300                 114
    Thomas Nelson, Inc.                                          8,500                 114
    Southwestern Energy Co.                                     12,300                 113
 -  Cone Mills Corp.                                            12,900                 111
 -  TETRA Technologies, Inc.                                     6,700                 111
    TCBY Enterprises, Inc.                                      11,800                 108
    Watkins-Johnson Co.                                          4,100                 107
    Penford Corp.                                                3,500                 106
 -  Circon Corp.                                                 6,600                 102
 -  Integrated Circuit Systems, Inc.                             6,000                 100
    Angelica Corp.                                               4,500                  95
 -  Exabyte Corp.                                               11,300                  94
 -  Applied Magnetics Corp.                                     12,000                  92
 -  Galoob Toys, Inc.                                            9,200                  92
 -  J & J Snack Foods Corp.                                      4,400                  92
 -  Arkansas Best Corp.                                          9,700                  91
 -  Itron, Inc.                                                  7,100                  91
 -  Material Sciences Corp.                                      7,800                  91
 -  Bombay Co.                                                  18,900                  90
 -  Pharmaceutical Markets                                       6,100                  87
 -  Rural/Metro Corp.                                            6,700                  87
    Amcast Industrial Corp.                                      4,600                  86
    Cascade Natural Gas Corp.                                    5,500                  86
 -  Flow International Corp.                                     7,400                  86
 -  Galey & Lord                                                 5,800                  86
 -  Syncor International Corp.                                   5,000                  86
    Central Vermont Public
      Service Corp.                                              5,700                  85
 -  Jan Bell Marketing Inc.                                     12,900                  84
    Nash-Finch Co.                                               5,600                  84
 -  Building Materials Holding Corp.                             6,000                  83
    Frozen Food Express Industries, Inc.                         8,300                  82
    Pope & Talbot, Inc.                                          7,000                  82
 -  SpaceLabs Medical, Inc.                                      4,900                  82
 -  Summit Technology, Inc.                                     15,100                  82
    Quaker Chemical Corp.                                        4,300                  81
    J. Baker, Inc.                                               6,900                  80
    Collagen Corp.                                               4,400                  80
 -  Cyrk International, Inc.                                     7,300                  80
    Commonwealth Industries Inc.                                 7,900                  79
 -  Insurance Auto Auctions, Inc.                                5,600                  79
 -  Players International, Inc.                                 15,800                  79
 -  Compdent Corp.                                               5,000                  78
    Lillian Vernon Corp.                                         4,700                  78
 -  TBC Corp.                                                   11,600                  77
    O'Sullivan Corp.                                             7,800                  76
 -  Wall Data Inc.                                               4,600                  74
 -  Coeur D'Alene Mines Corp.                                   10,800                  73
 -  Royal Appliance
      Manufacturing Co.                                         11,500                  72
 -  Southern Energy Homes, Inc.                                  7,200                  71
 -  Standard Microsystem                                         7,900                  70
 -  Auspex Systems, Inc.                                        12,700                  69
 -  Three-Five Systems, Inc.                                     3,900                  68
 -  Dravo Corp.                                                  7,300                  67
 -  Bell Sports Corp.                                            6,900                  66
 -  Alliance Pharmaceutical Corp.                               15,500                  65
 -  Au Bon Pain Co., Inc.                                        5,800                  64
 -  TCSI Corp.                                                  10,900                  64
    Delta Woodside                                              12,200                  63
 -  The Rival Co.                                                4,700                  63
    Walbro Corp.                                                 4,300                  61
 -  RailTex, Inc.                                                4,500                  60
 -  Steel Technologies, Inc.                                     5,900                  60
 -  Filene's Basement Corp.                                     10,400                  57
 -  Intermagnetics General Corp.                                 6,200                  57
    K-Swiss, Inc.                                                2,800                  55
 -  Glamis Gold, Ltd.                                           15,500                  54

-------------------------------------------------------------------------------------------
                                                                                     MARKET
                                                                                     VALUE*
                                                                SHARES                (000)
-------------------------------------------------------------------------------------------
    Haggar Corp.                                                 4,200               $  54
 -  Remington Oil & Gas Corp.                                   10,100                  54
    The Dixie Group, Inc.                                        5,600                  53
 -  Global Motorsport Group Inc.                                 2,500                  52
 -  Nashua Corp.                                                 3,300                  52
 -  Bell Industries, Inc.                                        4,500                  51
    Wiser Oil Co.                                                4,400                  49
 -  Swiss Army Brands, Inc.                                      4,100                  47
 -  Symmetricom Inc.                                             7,800                  47
 -  Centigram Communications                                     4,100                  46
 -  E. Gottschalk & Co., Inc.                                    5,200                  46
 -  Taco Cabana                                                  7,300                  46
 -  Bertucci's Holding Corp.                                     4,400                  45
 -  Lechters Corp.                                               9,000                  44
    Spartan Motors, Inc.                                         6,200                  44
 -  Amtech Corp.                                                 8,400                  40
 -  Books-a-Million Inc.                                         8,600                  40
 -  Northwestern Steel and Wire Co.                             10,800                  38
    Green Mountain Power Corp.                                   2,600                  37
 -  Tultex Corp.                                                14,800                  36
 -  DAMARK International, Inc.                                   4,000                  34
 -  Bangor Hydro-Electric Co.                                    3,600                  32
 -  Hauser, Inc.                                                 5,200                  30
 -  Acme Metals, Inc.                                            5,800                  29
    Insteel Industries, Inc.                                     4,200                  27
 -  Johnston Industries, Inc.                                    5,300                  25
    Superior Industries
      International, Inc.                                          600                  17
-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $93,754)                                                                    92,195
-------------------------------------------------------------------------------------------
                                                                  FACE
                                                                AMOUNT
                                                                 (000)
-------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.4%)
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  5.67%, 7/1/1998                                                 $637                 637
  5.76%, 7/1/1998--Note F                                          641                 641
-------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $1,278)                                                                      1,278
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.6%)
  (COST $95,032)                                                                    93,473
-------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (-1.6%)                                           (1,467)
-------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                  $92,006
===========================================================================================

*See Note A in Notes to Financial Statements.

-Non-Income-Producing Security.

-------------------------------------------------------------------------------------------
                                                                                     MARKET
                                                                                     VALUE*
                                                                SHARES                (000)
-------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------
ASSETS
Investments in Securities, at Value                                              $  93,473
Receivables for Investment Securities Sold                                          17,206
Other Assets--Note B                                                                   364
                                                                                 ----------
  Total Assets                                                                     111,043
                                                                                 ----------
LIABILITIES
Payables for Investment Securities Purchased                                        18,316
Other Liabilities--Note F                                                              721
  Total Liabilities                                                                 19,037
-------------------------------------------------------------------------------------------
NET ASSETS                                                                       $  92,006
===========================================================================================
-------------------------------------------------------------------------------------------
AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------
                                                                                     AMOUNT
                                                                                      (000)
-------------------------------------------------------------------------------------------
Paid in Capital                                                                    $93,452
Undistributed Net Investment Income                                                    155
Accumulated Net Realized Losses                                                        (42)
Unrealized Depreciation--Note E                                                     (1,559)
-------------------------------------------------------------------------------------------
NET ASSETS                                                                         $92,006
===========================================================================================

Investor Shares--Net Assets
  Applicable to 9,347,001 outstanding
  shares of beneficial interest
  (unlimited authorization)                                                        $92,006
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                                    $9.84
===========================================================================================

VANGUARD INDEX TRUST
LARGE CAPITALIZATION PORTFOLIOS


Semiannual Report - June 30, 1998


500 Portfolio

Growth Portfolio

Value Portfolio

Total Stock
Market Portfolio


[PHOTO]


[THE VANGUARD GROUP LOGO]

OUR CREW MAKES THE DIFFERENCE

Throughout our history, The Vanguard Group has received considerable attention as the low-cost provider of mutual funds. While such accolades are gratifying, we are most proud, not of our low operating expenses or the billions of dollars we manage, but of our sterling reputation created by the Vanguard crew.

        We recognize that it is our crew members--more than 7,000 highly motivated men and women--who form the cornerstone of our operations. We could not survive long--let alone prosper--without them. That's why we chose this fiscal year's fund reports to celebrate the spirit, enthusiasm, and achievements of our crew. (We call those who work at Vanguard crew members, not employees, because they operate as a team to accomplish our mission of serving you, our clients.)

        But while we prize the collective contributions of our crew, we also take time to recognize the importance of the individual. Each calendar quarter, we present our Award For Excellence to a handful of crew members who have demonstrated particular excellence in the performance of their jobs and who embody "The Vanguard Spirit." Our report cover shows only a few of the more than 300 crew members who have received this distinction since 1984.

        They, along with the rest of our valiant crew, look forward to serving you in the years ahead.



[PHOTO]                                    [PHOTO]
John C.  Bogle                             John J. Brennan
Senior Chairman                            Chairman & CEO

CONTENTS

A MESSAGE TO OUR SHAREHOLDERS ...................        1

THE MARKETS IN PERSPECTIVE ......................        5

PERFORMANCE SUMMARIES ...........................        7

PORTFOLIO PROFILES ..............................       11

FINANCIAL STATEMENTS ............................       16


All comparative mutual fund data are from Lipper Analytical Services, Inc., or Morningstar unless otherwise noted.

FELLOW SHAREHOLDER,

The U.S. stock market rocketed to new highs during the first six months of 1998, and Vanguard Index Trust's large-capitalization stock portfolios were again among the leaders on the remarkable climb.

        During the half-year ended June 30, our four large-cap portfolios earned returns ranging from +23.0% to +12.1% and tracked their benchmarks with exceptional accuracy. Three of the four portfolios provided exact matches with their target indexes, while one fell just a hair short. The +17.7% return of our flagship 500 Portfolio, which equaled the performance of the Standard & Poor's 500 Composite Stock Price Index, topped that of more than 80% of all general equity mutual funds over the past six months.

        The adjacent table shows the six-month total returns (capital change plus reinvested dividends) achieved by our four large-cap portfolios, compared with the returns on their respective unmanaged index benchmarks. Per-share figures for each portfolio, including net asset values, income dividends, and capital gains distributions, are presented in a table that follows this letter.

-------------------------------------------------------------------
                                                   TOTAL RETURNS
                                                  SIX MONTHS ENDED
                                                   JUNE 30, 1998
-------------------------------------------------------------------
500 PORTFOLIO                                          +17.7%
S&P 500 Index                                          +17.7
-------------------------------------------------------------------
GROWTH PORTFOLIO                                       +23.0%
S&P/BARRA Growth Index                                 +23.1
-------------------------------------------------------------------
VALUE PORTFOLIO                                        +12.1%
S&P/BARRA Value Index                                  +12.1
-------------------------------------------------------------------
TOTAL STOCK MARKET PORTFOLIO                           +15.4%
Wilshire 5000 Equity Index                             +15.4
-------------------------------------------------------------------

INSTITUTIONAL SHARES
-------------------------------------------------------------------
Growth Portfolio*                                      + 4.4%
Total Stock Market Portfolio                           +15.4
-------------------------------------------------------------------

*Since inception, May 14, 1998.

        In the spring, we introduced Institutional Shares for our Growth and Value Portfolios. These shares are available for minimum investments of $10 million. (Institutional shares for our Total Stock Market Portfolio were introduced in July 1997.) From inception in mid-May through June 30, the Institutional Shares of our Growth Portfolio returned +4.4%, exactly matching that of the S&P/BARRA Growth Index. No Institutional Shares have been purchased yet for our Value Portfolio.

        We note that this is the first time we have published a separate report for the large-cap portfolios of Vanguard Index Trust. Previously, we included performance and financial statements for all of our portfolios in a single report, a format that provided superfluous information for some readers who owned shares of only one or two portfolios. We believe this change will alleviate that problem, while also helping to reduce Vanguard's printing and mailing costs--savings that ultimately benefit all of our shareholders. The semiannual review of our mid- and small-cap index portfolios is published in a separate report.

THE PERIOD IN REVIEW

The U.S. economy grew vigorously, inflation was subdued, and interest rates declined during the first half of 1998. Consumers, heartened by high employment and rising wages, spent freely, providing the economy's propellant. Strength in consumer spending was more than enough to offset the negative effects of Asia's severe economic slump.

        Asia's troubles, which have lowered the prices of imported goods in the United States, were partly responsible for the benign behavior of inflation--consumer prices rose only 1.1% for the six months and 1.7% for the twelve months ended June 30. Low inflation was especially soothing to the bond market, where prices rose and interest rates declined; the yield on the benchmark 30-year U.S. Treasury bond was 5.63% on June 30, down 29 basis points (0.29 percentage point) from its yield at the start of the year, reflected in a price increase of about 3%.

        The stock market's rise during the six months, however impressive, was not straight up. Jitters over Asia prompted an across-the-board decline during April and May and resulted in a 10% "correction" in some small-stock indexes. The S&P 500 Index's decline of -1.7% in May broke a string of six straight monthly gains. However, the Index bounced back strongly in June, posting a +4.1% advance.

        As has been the case for a good portion of the current bull run in stocks, bigger was better during the half-year and "big growth" was better still. The S&P 500 Index's advance was once again led by a relatively narrow segment of blue-chip growth companies. More than half of the Index's remarkable +17.7% return during the period was accounted for by fewer than 20 giant stocks. Notably, the Index's second-largest holding, Microsoft, was up 68% in the first half, Wal-Mart (seventh-largest in the Index) climbed 54%, and Lucent (twelfth-largest) was up 108%. Those three issues alone accounted for nearly one-fourth of the S&P 500 Index's gain during the half-year. Stocks of large-cap growth companies set a blistering pace of +23.1% during the six months, nearly 6 percentage points higher than the S&P 500 Index's return and almost double the +12.1% return of their value counterparts. Returns on these two groups have been similar over long periods but, as we have long reminded you, diverge--sometimes sharply--over short periods.

        As a group, technology stocks led the S&P 500 pack during the six months with a +32.7% gain, while stocks in the health-care sector--as well as those in the consumer discretionary and auto & transportation sectors--earned returns of more than +24% for the half-year.

        The outstanding performance of large-cap stocks boosted the entire U.S. stock market, driving our Total Stock Market Portfolio to a return of +15.4%. This return was lower than that of the S&P 500 Index because the portfolio's benchmark index, the Wilshire 5000 Index, includes mid- and small-cap stocks that did not keep pace with the market's behemoths during the half-year.

        The table below compares the six-month performance of our portfolios with those of their actively managed peer mutual funds. As you can see, the relative performance of our 500, Growth, and Total Stock Market Portfolios was excellent. In particular, our Growth Portfolio returned nearly 8 percentage points more than the average growth fund. The return of our Value Portfolio, however, fell slightly shy of that of the average growth and income fund, primarily because this peer group includes funds that hold growth stocks--the market leaders during the six months--in addition to value stocks.

------------------------------------------------------------------------------
                                                 TOTAL RETURNS
                                         SIX MONTHS ENDED JUNE 30, 1998
                                    ------------------------------------------
                                                     AVERAGE
                                     VANGUARD      COMPARABLE
                                     PORTFOLIO        FUND*        DIFFERENCE
------------------------------------------------------------------------------
500 Portfolio                         +17.7%         +11.8%          +5.9%
Growth Portfolio                      +23.0          +15.1           +7.9
Value Portfolio                       +12.1          +12.6           -0.5
Total Stock Market Portfolio          +15.4          +11.8           +3.6
------------------------------------------------------------------------------

*Figures for the average comparable funds are compiled by Lipper Analytical
 Services. The Lipper fund groups are: for the 500 and Total Stock Market Portfolios, general equity funds; for the Growth Portfolio, growth funds; for the Value Portfolio, growth and income funds.

        We hasten to mention the fine job that our Core Management Group has done in keeping our portfolios in line with their respective indexes--no small task given that we incur the costs of investing substantial cash almost every day, and we incur operating expenses (albeit at an extremely low level) that the indexes do not. Our 500, Value, and Total Stock Market Portfolios exactly matched their targets during the six months, while our Growth Portfolio fell short of its unmanaged benchmark by just 0.1 percentage point.

IN SUMMARY

The rewards of investing in the stock market have been amply demonstrated during the bull market that began nearly 16 years ago. The risks, meanwhile, seem to have come in brief bursts.

        For those who believe that such outsized gains will continue indefinitely, we assure you they will not. Stocks will not continue to pack the historical equivalent of more than 18 months' worth of returns into six months. And not all future market declines will be short-lived. Prolonged declines have occurred in the past and almost surely will recur in the future. That is the nature of the financial markets.

        Because such turnabouts are difficult--if not impossible--to predict, we recommend a strategy that allows investors to participate in the stock market's rewards without shouldering all of its considerable risk: holding a balanced portfolio of stock funds, bond funds, and money market funds. Such portfolios are time-tested vehicles for reaping the rewards of financial markets as well as for "staying the course" toward your long-term objectives.

        We look forward to reporting to you on the full 1998 fiscal year in our annual report six months hence.


/s/ JOHN C. BOGLE                         /s/ JOHN J. BRENNAN

John C. Bogle                             John J. Brennan
Senior Chairman                           Chairman and
                                          Chief Executive Officer

July 17, 1998

PORTFOLIO STATISTICS
-------------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED JUNE 30, 1998
                                       NET ASSET VALUE PER SHARE        -------------------------------------------
                                     -----------------------------       DISTRIBUTIONS FROM        DIVIDENDS PER
                                     DEC. 31,             JUN. 30,          NET REALIZED          SHARE FROM NET
INDEX TRUST PORTFOLIO                  1997                 1998            CAPITAL GAINS        INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
500                                   $90.07              $105.30               $0.12                  $0.54
Growth                                 22.53                27.60                  --                   0.10
Value                                  20.85                22.85                0.38                   0.14
Total Stock Market                     22.64                25.95               0.045                   0.12
-------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------
Growth                                $26.49*               $27.61                 --                  $0.05
Total Stock Market                     22.64                 25.95             $0.045                   0.13
-------------------------------------------------------------------------------------------------------------------

*Net asset value as of inception, May 14, 1998.

THE MARKETS IN PERSPECTIVE
Six Months Ended June 30, 1998

Blue skies predominated for U.S. financial markets during the first six months of 1998, and even the occasional clouds had silver linings. The bond market provided solid returns during the half-year, while the stock market's performance was extraordinarily strong.

        After expanding at a 5.4% annual pace during the first quarter, the U.S. economy kept steaming along through June, fueled by powerful increases in household spending. Consumers had reason to be upbeat: plentiful jobs (unemployment fell to 4.3% of the workforce in May); rising wages (personal income in May was 5.9% higher than in May 1997); and tame inflation (consumer prices in June were up only 1.7% from a year before).

        The economic push provided by consumers more than compensated for the drag caused by Asia's severe economic problems. Weakening currencies and business slowdowns in Asia cut into U.S. exports and lowered the cost of Asian imports, causing the U.S. trade deficit to hit record levels. Ominously, Asia's problems appear to be more serious and enduring than many economists expected. Yet for Americans this "Asian contagion" has a bright side: It serves as an escape valve for the inflationary pressures that ordinarily would be expected to build up with the U.S. economy humming along at high speed.

----------------------------------------------------------------------------------------------
                                                                  TOTAL RETURNS
                                                           PERIODS ENDED JUNE 30, 1998
                                                    ------------------------------------------
                                                     6 MONTHS         1 YEAR         5 YEARS*
----------------------------------------------------------------------------------------------
EQUITY
    S&P 500 Index                                     17.7%           30.2%           23.1%
    Russell 2000 Index                                 4.9            16.5            16.0
    MSCI EAFE Index                                   16.1             6.4            10.3
----------------------------------------------------------------------------------------------
FIXED-INCOME
    Lehman Aggregate Bond Index                        3.9%           10.5%            6.9%
    Lehman 10-Year Municipal Bond Index                2.6             8.5             6.6
    Salomon Brothers Three-Month
       U.S. Treasury Bill Index                        2.6             5.3             4.9
----------------------------------------------------------------------------------------------
OTHER
    Consumer Price Index                               1.1%            1.7%            2.5%
----------------------------------------------------------------------------------------------

*Annualized.

U.S. EQUITY MARKETS

The mixture of robust economic growth and anemic inflation was a tonic for the U.S. stock market. Although prices generally rose, there were striking disparities in returns between large-capitalization and small-cap stocks and between growth and value stocks. The large-cap-dominated S&P 500 earned 17.7% during the six months, nearly double the 9.4% return on the rest of the market (as measured by the Wilshire 4500 Index) and more than triple the 4.9% return on the small-cap Russell 2000 Index. Within the S&P 500 Index, growth stocks were up 23.1%, while value stocks rose 12.1%.

        A decline in interest rates contributed to the stock market's rise, as falling rates on bonds tend to make equities more attractive and to boost the price investors will pay for each dollar of a stock's earnings or dividends. Yet growth in earnings and dividends--the long-term underpinning of stock prices--was unimpressive during the first half of 1998.

        Corporate earnings estimates were reduced in June, the tenth consecutive month in which securities analysts have cut their earnings estimates, according to I/B/E/S International, a financial research group. Earnings by the S&P 500 companies were expected to rise by only about 2% for the first half of 1998, I/B/E/S reported. With gains in prices outstripping increases in earnings and dividends, stock valuations are at or near all-time highs, an indication that investors expect ideal conditions to continue.

        Technology stocks were the best-performing sector during the first half of 1998, generating a 32.7% return. Three other sectors of the stock market--health care, consumer discretionary stocks such as retailers, and auto & transportation--each provided returns of about 25% for the six months. Companies involved in energy, chemicals, or other commodity-based businesses were generally laggards. Prices of many commodities have declined as Asia's economic funk cuts demand for energy and other industrial materials in the face of plentiful supplies.

U.S. FIXED-INCOME MARKETS

Investors in fixed-income securities enjoyed a moderate rise in the market value of their holdings because of declining interest rates. This price appreciation, added to coupon interest income, resulted in solid total returns. The 3.9% total return of the Lehman Aggregate Bond Index during the half-year brought its return for the 12 months ended June 30 to 10.5%, or a very generous 8.8% after adjustment for inflation.

        Yields on 10-year and 30-year U.S. Treasury bonds declined by 29 basis points (0.29 percentage point) to 5.45% and 5.63%, respectively, during the first half of 1998, with most of the drop occurring during the second quarter. The yield on 3-month Treasury bills declined 36 basis points to 4.99%. Mild inflation--consumer prices were up 1.1% for the half-year--enabled rates to decline despite the economy's strong growth.

        Yields on corporate and municipal bonds did not decline as far as those on Treasury securities because of a large increase in the supply of new bonds issued by companies and municipalities taking advantage of lower rates to refinance old debt. Similarly, mortgage-backed securities did not match Treasuries' performance because of expectations that large numbers of homeowners would pay off old, higher-coupon mortgage loans and refinance with new, lower-rate loans.

INTERNATIONAL EQUITY MARKETS

Stock markets in Europe soared while those in Asia and most emerging economies suffered steep declines in U.S.-dollar terms. The 16.1% overall return from international markets, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East Index, masked the divergence between Europe and other regions.

        Europe's markets were up 27.1% when measured in local currencies and 26.5% in U.S. dollars, after adjusting for a slight overall rise in the dollar's value. Stocks benefited from an upswing in most European economies, from signs that corporate managers are increasingly focused on shareholder value, and from optimism concerning next year's planned adoption of the euro as a single European currency.

        In the Pacific, which is dominated by Japan's stock market, stocks were buffeted by several problems: slowing growth in economic activity; continued instability in currencies; political upheavals; and widespread worries about corporate and banking insolvencies. On balance, the region's stocks fell 6.0% in U.S.-dollar terms. Japanese stocks were down 2.5%, but losses were more severe in the region's smaller markets.

        Emerging markets were, on balance, down sharply. Asian stock markets were hurt by continued weakness in the currency values of several countries, by Japan's recession, and by a growing conviction that the region's economic troubles are far from transitory. Venezuela and Mexico, both key oil-producing nations, were hard hit by falling oil prices.

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolio could lose money.

500 PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 31, 1977-JUNE 30, 1998
-------------------------------------------------------------------
                          500 PORTFOLIO                    S&P 500
FISCAL        CAPITAL        INCOME         TOTAL           TOTAL
YEAR          RETURN         RETURN        RETURN          RETURN
-------------------------------------------------------------------
1978            0.8%          5.1%           5.9%            6.5%
1979           12.1           5.9           18.0            18.4
1980           25.5           6.4           31.9            32.4
1981           -9.8           4.6           -5.2            -4.9
1982           14.8           6.2           21.0            21.5
1983           16.2           5.1           21.3            22.5
1984            1.5           4.7            6.2             6.3
1985           26.1           5.1           31.2            31.8
1986           14.0           4.1           18.1            18.7
1987            2.3           2.4            4.7             5.3
1988           11.6           4.6           16.2            16.6
1989           26.7           4.7           31.4            31.7
1990           -6.8           3.5           -3.3            -3.1
1991           26.3           3.9           30.2            30.5
1992            4.4           3.0            7.4             7.6
1993            7.1           2.8            9.9            10.1
1994           -1.5           2.7            1.2             1.3
1995           34.4           3.0           37.4            37.6
1996           20.5           2.4           22.9            23.0
1997           31.1           2.1           33.2            33.4
1998*          17.0           0.7           17.7            17.7
-------------------------------------------------------------------

*Six months ended June 30, 1998.

See Financial Highlights table on page 26 for dividend and capital gains information for the past five years.


AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   10 YEARS
                                     INCEPTION                                       --------------------------------------
                                       DATE           1 YEAR         5 YEARS          CAPITAL        INCOME         TOTAL
---------------------------------------------------------------------------------------------------------------------------
500 Portfolio*                       8/31/1976        30.03%          22.90%          15.24%         3.09%          18.33%
---------------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolio could lose money.

GROWTH PORTFOLIO
TOTAL INVESTMENT RETURNS: NOVEMBER 2, 1992-JUNE 30, 1998
-------------------------------------------------------------------
                       GROWTH PORTFOLIO                      S&P*
FISCAL        CAPITAL       INCOME         TOTAL            TOTAL
YEAR          RETURN        RETURN         RETURN           RETURN
-------------------------------------------------------------------
1992            2.6%          0.6%           3.2%            3.5%
1993           -0.6           2.1            1.5             1.7
1994            0.8           2.1            2.9             3.1
1995           35.9           2.2           38.1            38.1
1996           22.0           1.7           23.7            24.0
1997           34.8           1.5           36.3            36.5
1998**         22.5           0.5           23.0            23.1
-------------------------------------------------------------------

 *S&P/BARRA Growth Index.

**Six months ended June 30, 1998.

See Financial Highlights table on page 27 for dividend and capital gains information for the past five years.

GROWTH PORTFOLIO-INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS:
MAY 14, 1998-JUNE 30, 1998
--------------------------------------------------------------------
                          GROWTH PORTFOLIO-
                        INSTITUTIONAL SHARES                  S&P*
FISCAL           CAPITAL       INCOME         TOTAL           TOTAL
PERIOD           RETURN        RETURN        RETURN          RETURN
--------------------------------------------------------------------
1998**            4.2%          0.2%          4.4%            4.4%
--------------------------------------------------------------------

 *S&P/BARRA Growth Index.

**Since inception.

See Financial Highlights table on page 27 for dividend information since the portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SINCE INCEPTION
                                               INCEPTION                                       -------------------------------------
                                                 DATE           1 YEAR       5 YEARS           CAPITAL        INCOME         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio*                              11/2/1992        34.64%        25.10%            20.09%         1.89%         21.98%
Growth Portfolio-Institutional Shares          5/14/1998           --            --              4.23          0.19           4.42
------------------------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolio could lose money.

VALUE PORTFOLIO
TOTAL INVESTMENT RETURNS: NOVEMBER 2, 1992-JUNE 30, 1998
------------------------------------------------------------------
                         VALUE PORTFOLIO                    S&P*
FISCAL        CAPITAL        INCOME         TOTAL           TOTAL
YEAR          RETURN         RETURN        RETURN          RETURN
------------------------------------------------------------------
1992            3.0%          0.7%           3.7%            3.8%
1993           14.6           3.7           18.3            18.6
1994           -4.0           3.3           -0.7            -0.6
1995           33.0           3.9           36.9            37.0
1996           19.1           2.8           21.9            22.0
1997           27.4           2.4           29.8            30.0
1998**         11.4           0.7           12.1            12.1
------------------------------------------------------------------

 *S&P/BARRA Value Index.

**Six months ended June 30, 1998.

See Financial Highlights table on page 28 for dividend and capital gains information for the past five years.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE INCEPTION
                                            INCEPTION                                       --------------------------------------
                                              DATE           1 YEAR         5 YEARS          CAPITAL        INCOME         TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Value Portfolio*                            11/2/1992        24.95%          20.47%           17.97%         3.11%         21.08%
----------------------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the portfolio. Note, too, that both share price and return can fluctuate widely, so an investment in the portfolio could lose money.

TOTAL STOCK MARKET PORTFOLIO
TOTAL INVESTMENT RETURNS: APRIL 27, 1992-JUNE 30, 1998
-------------------------------------------------------------------
                 TOTAL STOCK MARKET PORTFOLIO             WILSHIRE
                                                            5000
FISCAL        CAPITAL       INCOME          TOTAL           TOTAL
YEAR          RETURN        RETURN         RETURN          RETURN
-------------------------------------------------------------------
1992            8.1%          2.3%          10.4%           10.7%
1993            8.1           2.5           10.6            11.2
1994           -2.5           2.3           -0.2            -0.1
1995           33.1           2.7           35.8            36.4
1996           18.9           2.1           21.0            21.3
1997           29.0           2.0           31.0            31.3
1998*          14.8           0.6           15.4            15.4
-------------------------------------------------------------------

*Six months ended June 30, 1998.

See Financial Highlights table on page 29 for dividend and capital gains information for the past five years.

TOTAL STOCK MARKET PORTFOLIO--INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: JULY 7, 1997-JUNE 30, 1998
-------------------------------------------------------------------
                 TOTAL STOCK MARKET PORTFOLIO-            WILSHIRE
                     INSTITUTIONAL SHARES                   5000
FISCAL        CAPITAL       INCOME         TOTAL            TOTAL
PERIOD        RETURN        RETURN        RETURN           RETURN
-------------------------------------------------------------------
1997           7.6%          1.0%           8.6%            8.8%
1998*         14.8           0.6           15.4            15.4
-------------------------------------------------------------------

*Six months ended June 30, 1998.

See Financial Highlights table on page 29 for dividend and capital gains information since the portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            SINCE INCEPTION
                                                 INCEPTION                                     -------------------------------------
                                                   DATE          1 YEAR       5 YEARS           CAPITAL        INCOME         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Portfolio*                    4/27/1992       28.51%        21.19%            17.25%         2.36%         19.61%
Total Stock Market Portfolio-
   Institutional Shares                          7/7/1997           --            --             23.50          1.83          25.33
------------------------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

PORTFOLIO PROFILE
500 Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 12.

PORTFOLIO CHARACTERISTICS
-----------------------------------------------------------------------
                                                500            S&P 500
-----------------------------------------------------------------------
Number of Stocks                                518                500
Median Market Cap                            $50.0B             $50.0B
Price/Earnings Ratio                          24.8x              24.8x
Price/Book Ratio                               4.5x               4.5x
Yield                                          1.3%               1.4%
Return on Equity                              21.6%              21.6%
Earnings Growth Rate                          16.4%              16.4%
Foreign Holdings                               1.7%               1.7%
Turnover Rate                                   4%*                 --
Expense Ratio                                0.18%*                 --
Cash Reserves                                    0%                 --

*Annualized.

INVESTMENT FOCUS
----------------
[GRAPH]

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------------------------
General Electric Co.                                          3.3%
Microsoft Corp.                                               3.0
The Coca-Cola Co.                                             2.3
Exxon Corp.                                                   1.9
Merck & Co., Inc.                                             1.8
Pfizer, Inc.                                                  1.6
Wal-Mart Stores, Inc.                                         1.5
Intel Corp.                                                   1.4
Procter & Gamble Co.                                          1.4
Royal Dutch Petroleum Co. ADR                                 1.3
-----------------------------------------------------------------------
Top Ten                                                      19.5%


VOLATILITY MEASURES
-----------------------------------------------------------------------
                                                500            S&P 500
-----------------------------------------------------------------------
R-Squared                                      1.00               1.00
Beta                                           1.00               1.00

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
------------------------------------------------------------------------------------------------------------------------
                                                           JUNE 30, 1997                        JUNE 30, 1998
                                                     -------------------------------------------------------------------
                                                                500                       500                   S&P 500
                                                     -------------------------------------------------------------------
Auto & Transportation                                           3.5%                      3.3%                    3.3%
Consumer Discretionary                                          9.2                      10.2                    10.2
Consumer Staples                                               12.0                      10.7                    10.7
Financial Services                                             16.2                      18.5                    18.5
Health Care                                                    11.5                      12.1                    12.1
Integrated Oils                                                 7.8                       6.5                     6.5
Other Energy                                                    1.2                       1.0                     1.0
Materials & Processing                                          6.9                       5.2                     5.2
Producer Durables                                               4.7                       3.5                     3.5
Technology                                                     12.0                      13.0                    13.0
Utilities                                                       9.2                      10.3                    10.3
Other                                                           5.8                       5.7                     5.7
------------------------------------------------------------------------------------------------------------------------

BETA. A measure of the magnitude of a portfolio's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a portfolio with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a portfolio's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock investment.

EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a portfolio.

EXPENSE RATIO. The percentage of a portfolio's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

FOREIGN HOLDINGS. The percentage of a portfolio's net assets represented by stocks or American Depositary Receipts of companies based outside the United States.

INVESTMENT FOCUS. This grid indicates the focus of a portfolio in terms of two attributes: market capitalization (large, medium, or small) and relative valuation (growth, value, or a blend).

MEDIAN MARKET CAP. An indicator of the size of companies in which a portfolio invests; the midpoint of market capitalization (market price x shares outstanding) of a portfolio's stocks, weighted by the proportion of the portfolio's assets invested in each stock. Stocks representing half of the portfolio's assets have market capitalizations above the median, and the rest are below it.

NUMBER OF STOCKS. An indicator of diversification. The more stocks a portfolio holds, the more diversified it is and the more likely to perform in line with the overall stock market.

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a portfolio, the weighted average price/book ratio of the stocks it holds.

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a portfolio, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.

R-SQUARED. A measure of how much of a portfolio's past returns can be explained by the returns from the overall market (or its benchmark index). If a portfolio's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a portfolio's returns bore no relationship to the market's returns, its R-squared would be 0.

RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a portfolio, the weighted average return on equity for the companies whose stocks it holds.

SECTOR DIVERSIFICATION. The percentages of a portfolio's common stocks that come from each of the major industry groups that compose the stock market.

TEN LARGEST HOLDINGS. The percentage of net assets that a portfolio has invested in its ten largest holdings. (The average for stock mutual funds is about 30%.) As this percentage rises, a portfolio's returns are likely to be more volatile because they are more dependent on the fortunes of a few companies.

TURNOVER RATE. An indication of trading activity during the period. Portfolios with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).

YIELD. A snapshot of a portfolio's income from interest and dividends. The yield, expressed as a percentage of the portfolio's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

PORTFOLIO PROFILE
Growth Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 12.

PORTFOLIO CHARACTERISTICS
-----------------------------------------------------------------------
                                             GROWTH            S&P 500
-----------------------------------------------------------------------
Number of Stocks                                158                500
Median Market Cap                            $73.4B             $50.0B
Price/Earnings Ratio                          31.9x              24.8x
Price/Book Ratio                               8.8x               4.5x
Yield                                          0.9%               1.4%
Yield--Institutional Shares                    1.0%               1.4%
Return on Equity                              26.6%              21.6%
Earnings Growth Rate                          19.3%              16.4%
Foreign Holdings                               2.4%               1.7%
Turnover Rate                                  22%*                 --
Expense Ratio                                0.22%*                 --
Expense Ratio--
   Institutional Shares                      0.12%*                 --
Cash Reserves                                    0%                 --

*Annualized.

INVESTMENT FOCUS
----------------
[GRAPH]

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------------------------
General Electric Co.                                          6.3%
Microsoft Corp.                                               5.6
The Coca-Cola Co.                                             4.5
Merck & Co., Inc.                                             3.4
Pfizer, Inc.                                                  3.0
Wal-Mart Stores, Inc.                                         2.9
Intel Corp.                                                   2.7
Procter & Gamble Co.                                          2.6
Bristol-Myers Squibb Co.                                      2.4
Lucent Technologies, Inc.                                     2.3
-----------------------------------------------------------------------
Top Ten                                                      35.7%

VOLATILITY MEASURES
-----------------------------------------------------------------------
                                             GROWTH            S&P 500
-----------------------------------------------------------------------
R-Squared                                     0.94               1.00
Beta                                          1.08               1.00

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
--------------------------------------------------------------------------------------------------------------------------
                                                            JUNE 30, 1997                          JUNE 30, 1998
                                                     ---------------------------------------------------------------------
                                                               GROWTH                    GROWTH                   S&P 500
                                                     ---------------------------------------------------------------------
Auto & Transportation                                           0.1%                      0.3%                     3.3%
Consumer Discretionary                                           8.8                       8.2                     10.2
Consumer Staples                                                21.7                      19.1                     10.7
Financial Services                                               8.5                       9.2                     18.5
Health Care                                                     20.2                      20.7                     12.1
Integrated Oils                                                  0.3                       0.0                      6.5
Other Energy                                                     1.4                       1.1                      1.0
Materials & Processing                                           6.5                       4.4                      5.2
Producer Durables                                                3.5                       3.0                      3.5
Technology                                                      16.2                      19.2                     13.0
Utilities                                                        4.5                       6.8                     10.3
Other                                                            8.3                       8.0                      5.7
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Value Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on page 12.

PORTFOLIO CHARACTERISTICS
-----------------------------------------------------------------------
                                              VALUE            S&P 500
-----------------------------------------------------------------------
Number of Stocks                                362                500
Median Market Cap                            $22.8B             $50.0B
Price/Earnings Ratio                          19.8x              24.8x
Price/Book Ratio                               2.9x               4.5x
Yield                                          1.6%               1.4%
Return on Equity                              16.6%              21.6%
Earnings Growth Rate                          13.2%              16.4%
Foreign Holdings                               0.9%               1.7%
Turnover Rate                                  26%*                 --
Expense Ratio                                0.22%*                 --
Cash Reserves                                    0%                 --

*Annualized.

INVESTMENT FOCUS
----------------
[GRAPH]

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------------------------
Exxon Corp.                                                   4.1%
Royal Dutch Petroleum Co. ADR                                 2.7
AT&T Corp.                                                    2.2
NationsBank Corp.                                             1.7
The Walt Disney Co.                                           1.7
Ford Motor Co.                                                1.7
Travelers Group Inc.                                          1.6
Citicorp                                                      1.6
BellSouth Corp.                                               1.5
Fannie Mae                                                    1.5
-----------------------------------------------------------------------
Top Ten                                                      20.3%

VOLATILITY MEASURES
-----------------------------------------------------------------------
                                              VALUE            S&P 500
-----------------------------------------------------------------------
R-Squared                                      0.91               1.00
Beta                                           0.92               1.00

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
-----------------------------------------------------------------------------------------------------------------------------
                                                               JUNE 30, 1997                          JUNE 30, 1998
                                                      -----------------------------------------------------------------------
                                                                   VALUE                    VALUE                    S&P 500
                                                      -----------------------------------------------------------------------
Auto & Transportation                                               7.0%                     6.7%                      3.3%
Consumer Discretionary                                              9.7                     12.4                      10.2
Consumer Staples                                                    2.2                      1.5                      10.7
Financial Services                                                 24.0                     28.8                      18.5
Health Care                                                         2.6                      2.6                      12.1
Integrated Oils                                                    15.7                     13.5                       6.5
Other Energy                                                        1.0                      0.9                       1.0
Materials & Processing                                              7.3                      6.1                       5.2
Producer Durables                                                   5.9                      4.2                       3.5
Technology                                                          7.8                      6.1                      13.0
Utilities                                                          14.2                     14.1                      10.3
Other                                                               2.6                      3.1                       5.7
-----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO PROFILE
Total Stock Market Portfolio

This Profile provides a snapshot of the portfolio's characteristics as of June 30, 1998, compared where appropriate to its unmanaged target index. Key elements of this Profile are defined on page 12.

PORTFOLIO CHARACTERISTICS
-----------------------------------------------------------------------
                                        TOTAL STOCK           WILSHIRE
                                             MARKET               5000
-----------------------------------------------------------------------
Number of Stocks                              3,094              7,394
Median Market Cap                            $21.3B             $21.3B
Price/Earnings Ratio                          24.4x              24.4x
Price/Book Ratio                               4.0x               4.0x
Yield                                          1.4%               1.3%
Yield--Institutional Shares                    1.5%               1.3%
Return on Equity                              20.3%              20.3%
Earnings Growth Rate                          17.0%              17.0%
Foreign Holdings                               0.7%               0.7%
Turnover Rate                                   2%*                 --
Expense Ratio                                0.20%*                 --
Expense Ratio--
   Institutional Shares                      0.10%*                 --
Cash Reserves                                    0%                 --

*Annualized.

INVESTMENT FOCUS
----------------
[GRAPH]

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-----------------------------------------------------------------------
General Electric Co.                                          2.4%
Microsoft Corp.                                               2.1
The Coca-Cola Co.                                             1.7
Exxon Corp.                                                   1.4
Merck & Co., Inc.                                             1.3
Pfizer, Inc.                                                  1.1
Wal-Mart Stores, Inc.                                         1.1
Procter & Gamble Co.                                          1.0
Intel Corp.                                                   1.0
Bristol-Myers Squibb Co.                                      0.9
-----------------------------------------------------------------------
Top Ten                                                      14.0%

VOLATILITY MEASURES
-----------------------------------------------------------------------
                                        TOTAL STOCK
                                             MARKET            S&P 500
-----------------------------------------------------------------------
R-Squared                                      0.95               1.00
Beta                                           0.96               1.00

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
----------------------------------------------------------------------------------------------------------------------------
                                                           JUNE 30, 1997                          JUNE 30, 1998
                                                   -------------------------------------------------------------------------
                                                            TOTAL STOCK               TOTAL STOCK                  WILSHIRE
                                                              MARKET                    MARKET                       5000
                                                   -------------------------------------------------------------------------
Auto & Transportation                                           3.5%                      3.4%                        3.4%
Consumer Discretionary                                         11.8                      13.0                        13.0
Consumer Staples                                                9.5                       8.6                         8.6
Financial Services                                             19.4                      20.1                        20.1
Health Care                                                    10.8                      11.2                        11.2
Integrated Oils                                                 4.8                       4.0                         4.0
Other Energy                                                    2.2                       1.9                         1.9
Materials & Processing                                          7.0                       5.6                         5.6
Producer Durables                                               5.3                       4.0                         4.0
Technology                                                     12.3                      13.3                        13.3
Utilities                                                       8.9                       9.8                         9.8
Other                                                           4.5                       5.1                         5.1
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS
June 30, 1998 (unaudited)

The Statements of Net Assets--integral parts of the Financial Statements for 500, Growth, Value, and Total Stock Market Portfolios of Vanguard Index Trust--are included as an insert to this report (except for the 500 Portfolio, whose Statement of Net Assets is provided below).

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each portfolio's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

        At the end of the Statement of Net Assets of each portfolio, you will find a table displaying the composition of the portfolio's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the portfolio were to sell all of its investments at their statement-date values.

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
500 PORTFOLIO                                  SHARES           (000)
----------------------------------------------------------------------
COMMON STOCKS (99.6%)(1)
----------------------------------------------------------------------
   General Electric Co.                    23,308,248    $  2,121,051
-  Microsoft Corp.                         17,600,908       1,907,498
   The Coca-Cola Co.                       17,632,495       1,507,578
   Exxon Corp.                             17,558,019       1,252,106
   Merck & Co., Inc.                        8,536,484       1,141,755
   Pfizer, Inc.                             9,320,054       1,012,973
   Wal-Mart Stores, Inc.                   16,042,155         974,561
   Intel Corp.                             12,115,650         898,073
   Procter & Gamble Co.                     9,575,464         871,966
   Royal Dutch Petroleum
     Co. ADR                               15,319,514         839,701
   Bristol-Myers Squibb Co.                 7,106,081         816,755
   Lucent Technologies, Inc.                9,371,073         779,556
   International Business
     Machines Corp.                         6,762,010         776,363
   American International
     Group, Inc.                            4,998,702         729,810
   Johnson & Johnson                        9,598,845         707,915
   Philip Morris Cos., Inc.                17,347,836         683,071
-  Cisco Systems, Inc.                      7,316,263         673,553
   AT&T Corp.                              11,593,765         662,294
   E.I. du Pont de Nemours & Co.            8,060,550         601,519
   SBC Communications Inc.                 13,122,416         524,897
   NationsBank Corp.                        6,839,142         523,194
   Eli Lilly & Co.                          7,902,295         522,045
   The Walt Disney Co.                      4,867,247         511,365
   Ford Motor Co.                           8,664,003         511,176
   Bell Atlantic Corp.                     11,092,415         506,091
   Travelers Group Inc.                     8,204,197         497,379
   American Home
     Products Corp.                         9,364,350         484,605
   Citicorp                                 3,238,500         483,346
   Schering-Plough Corp.                    5,234,355         479,598
   BellSouth Corp.                          7,066,400         474,332
   The Chase Manhattan Corp.                6,088,686         459,696
   Gillette Co.                             8,015,131         454,358
   Fannie Mae                               7,435,164         451,686
   Abbott Laboratories                     11,024,512         450,627
   Hewlett-Packard Co.                      7,409,281         443,631
   PepsiCo, Inc.                           10,701,507         440,768
   Home Depot, Inc.                         5,247,604         435,879
-  Dell Computer Corp.                      4,626,372         429,385
   Mobil Corp.                              5,587,482         428,141
   BankAmerica Corp.                        4,896,393         423,232
   First Union Corp.                        7,084,525         412,674
   Warner-Lambert Co.                       5,843,514         405,394
   Morgan Stanley Dean
     Witter & Co.                           4,284,925         391,535
   Chevron Corp.                            4,677,766         388,547
   GTE Corp.                                6,865,737         381,907
   American Express Co.                     3,308,763         377,199
   Unilever NV ADR                          4,568,968         360,663
   Time Warner, Inc.                        4,217,969         360,373
-  WorldCom, Inc.                           7,364,453         356,716
   Ameritech Corp.                          7,852,047         352,361

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                               SHARES           (000)
----------------------------------------------------------------------
   McDonald's Corp.                         4,907,572    $    338,622
   Compaq Computer Corp.                   11,802,579         334,898
   The Boeing Co.                           7,214,422         321,493
   General Motors Corp.                     4,792,738         320,215
   MCI Communications Corp.                 5,166,635         300,311
   Amoco Corp.                              6,892,271         286,891
   Banc One Corp.                           5,011,743         279,718
   Allstate Corp.                           3,010,456         275,645
   Tyco International Ltd.                  4,158,486         261,985
   Chrysler Corp.                           4,618,531         260,370
   Schlumberger Ltd.                        3,557,772         243,040
-  AirTouch Communications, Inc.            4,089,458         238,978
   Monsanto Co.                             4,272,975         238,752
   Minnesota Mining &
     Manufacturing Co.                      2,897,261         238,119
   Xerox Corp.                              2,341,531         237,958
   Texaco Inc.                              3,884,325         231,846
   Freddie Mac                              4,881,874         229,753
   U.S. Bancorp                             5,295,955         227,726
   Merrill Lynch & Co., Inc.                2,468,199         227,691
   Wells Fargo & Co.                          610,385         225,232
   Motorola, Inc.                           4,266,942         224,281
   Sprint Corp.                             3,074,835         216,776
   Computer Associates
     International, Inc.                    3,892,590         216,282
   Medtronic, Inc.                          3,352,030         213,692
   Northern Telecom Ltd.                    3,711,009         210,600
   Norwest Corp.                            5,402,691         201,926
-  MediaOne Group, Inc.                     4,343,820         190,857
   Emerson Electric Co.                     3,158,048         190,667
   Associates First Capital Corp.           2,469,951         189,877
   Sara Lee Corp.                           3,353,321         187,576
   Colgate-Palmolive Co.                    2,114,101         186,041
   First Chicago NBD Corp.                  2,061,661         182,715
   Kimberly-Clark Corp.                     3,977,811         182,482
   AlliedSignal Inc.                        4,036,039         179,099
   Atlantic Richfield Co.                   2,285,079         178,522
   The Gap, Inc.                            2,817,811         173,648
   Campbell Soup Co.                        3,250,016         172,657
-  Oracle Corp.                             7,019,018         172,405
   Sears, Roebuck & Co.                     2,793,075         170,552
   Fleet Financial Group, Inc.              2,025,737         169,149
   Eastman Kodak Co.                        2,303,681         168,313
   U S West, Inc.                           3,573,797         167,968
   Pharmacia & Upjohn, Inc.                 3,618,043         166,882
   National City Corp.                      2,340,185         166,153
   Anheuser-Busch Cos., Inc.                3,473,710         163,916
   The Bank of New York Co., Inc.           2,682,965         162,822
   CBS Corp.                                5,123,459         162,670
   Texas Instruments, Inc.                  2,780,543         162,140
-  EMC Corp.                                3,550,200         159,093
   Automatic Data
     Processing, Inc.                       2,148,223         156,552
   Dow Chemical Co.                         1,607,209         155,397
   United Technologies Corp.                1,650,587         152,679
   Duke Energy Corp.                        2,574,882         152,562
   Dayton Hudson Corp.                      3,115,166         151,086
   J.P. Morgan & Co., Inc.                  1,271,754         148,954
   Lockheed Martin Corp.                    1,393,776         147,566
   Walgreen Co.                             3,545,853         146,488
   H.J. Heinz Co.                           2,604,497         146,177
   Gannett Co., Inc.                        2,030,643         144,303
-  Viacom Inc. Class B                      2,472,755         144,038
   Caterpillar, Inc.                        2,638,608         139,516
   General Re Corp.                           548,846         139,132
-  Tele-Communications, Inc.
     Class A                                3,616,453         139,007
   Southern Co.                             4,976,556         137,788
   Columbia/HCA
     Healthcare Corp.                       4,589,853         133,679
   J.C. Penney Co., Inc.                    1,790,602         129,483
   Mellon Bank Corp.                        1,856,258         129,242
   American General Corp.                   1,807,086         128,642
   Enron Corp.                              2,341,457         126,585
-  Cendant Corp.                            6,063,238         126,570
   Wachovia Corp.                           1,466,302         123,903
   SunTrust Banks, Inc.                     1,502,251         122,152
   Bestfoods                                2,060,095         119,614
   Washington Mutual, Inc.                  2,752,925         119,580
-  Amgen, Inc.                              1,824,872         119,301
   Waste Management Inc.                    3,397,737         118,921
   Illinois Tool Works, Inc.                1,777,289         118,523
   MBNA Corp.                               3,568,521         117,761
-  Sun Microsystems, Inc.                   2,706,045         117,544
   BankBoston Corp.                         2,095,067         116,538
   PNC Bank Corp.                           2,161,926         116,339
   Household International, Inc.            2,298,806         114,366
   KeyCorp                                  3,130,070         111,509
   Fifth Third Bancorp                      1,759,302         110,836
   Marsh & McLennan Cos., Inc.              1,832,802         110,770
   Burlington Northern
     Santa Fe Corp.                         1,124,419         110,404
   Raytheon Co. Class B                     1,865,889         110,321
   Kellogg Co.                              2,925,245         109,880
   ConAgra, Inc.                            3,429,789         108,681
-  AMR Corp.                                1,298,819         108,127
   HBO & Co.                                3,065,794         108,069
   Baxter International, Inc.               2,006,393         107,969
   May Department Stores Co.                1,646,866         107,870
   CVS Corp.                                2,742,380         106,781
   CIGNA Corp.                              1,544,508         106,571
   First Data Corp.                         3,186,180         106,140
   Williams Cos., Inc.                      3,021,658         101,981
   The Seagram Co. Ltd.                     2,476,251         101,371
   Lowe's Cos., Inc.                        2,492,824         101,115
   NIKE, Inc. Class B                       2,060,123         100,302
-  Boston Scientific Corp.                  1,385,539          99,239
   Franklin Resources Corp.                 1,799,841          97,191
-  Costco Cos., Inc.                        1,538,391          97,015
   The Chubb Corp.                          1,205,860          96,921
-  Clear Channel
     Communications, Inc.                     884,918          96,567
   The Hartford Financial
     Services Group Inc.                      836,744          95,703
   International Paper Co.                  2,185,294          93,968
   Pitney Bowes, Inc.                       1,951,188          93,901
   Deere & Co.                              1,768,331          93,500
-  Tellabs, Inc.                            1,293,920          92,677
   Albertson's, Inc.                        1,748,724          90,606
   Phillips Petroleum Co.                   1,866,512          89,943

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
500 PORTFOLIO                                  SHARES           (000)
----------------------------------------------------------------------
   Ralston-Ralston Purina Group               759,425    $     88,710
   Mattel, Inc.                             2,095,314          88,658
   PPG Industries, Inc.                     1,262,368          87,813
   United Healthcare Corp.                  1,373,293          87,204
   PG&E Corp.                               2,728,115          86,106
   Aon Corp.                                1,195,799          84,005
   Texas Utilities Co.                      2,007,082          83,545
   Textron, Inc.                            1,165,305          83,538
   Halliburton Co.                          1,871,053          83,379
   FPL Group, Inc.                          1,289,372          81,230
   Bankers Trust Corp.                        697,472          80,950
   Wrigley, (Wm.) Jr. Co.                     825,882          80,936
   Norfolk Southern Corp.                   2,703,273          80,591
-  Federated Department
     Stores, Inc.                           1,495,426          80,473
   Aetna Inc.                               1,052,439          80,117
   SunAmerica Inc.                          1,390,741          79,881
   Aluminum Co. of America                  1,209,372          79,743
   State Street Corp.                       1,145,348          79,602
   Archer-Daniels-Midland Co.               4,051,707          78,502
   Service Corp. International              1,826,213          78,299
-  The Kroger Co.                           1,819,314          78,003
   Union Pacific Corp.                      1,759,518          77,639
-  3Com Corp.                               2,528,913          77,606
   Edison International                     2,616,504          77,350
   Consolidated Edison Inc.                 1,674,624          77,137
   General Mills, Inc.                      1,126,625          77,033
-  Applied Materials, Inc.                  2,609,865          76,991
   Guidant Corp.                            1,076,730          76,784
-  HEALTHSOUTH Corp.                        2,858,133          76,276
   Comcast Corp. Class A Special            1,860,029          75,506
   Honeywell, Inc.                            901,575          75,338
   Comerica, Inc.                           1,116,147          73,945
   Cardinal Health, Inc.                      787,207          73,801
   Masco Corp.                              1,207,675          73,064
   Cognizant Corp.                          1,155,458          72,794
   Progressive Corp. of Ohio                  514,777          72,584
   Avon Products, Inc.                        935,690          72,516
   The Goodyear Tire &
     Rubber Co.                             1,114,853          71,838
   Pioneer Hi-Bred
     International, Inc.                    1,731,241          71,630
   Loews Corp.                                818,002          71,268
   Computer Sciences Corp.                  1,113,016          71,233
   CSX Corp.                                1,554,293          70,720
   Occidental Petroleum Corp.               2,617,806          70,681
   USX-Marathon Group                       2,055,406          70,526
   The Clorox Co.                             737,283          70,318
   Hershey Foods Corp.                      1,017,530          70,210
   Fort James Corp.                         1,574,089          70,047
   St. Paul Cos., Inc.                      1,664,947          70,032
   Delta Air Lines, Inc.                      540,397          69,846
   ALLTEL Corp.                             1,495,689          69,550
-  Tenet Healthcare Corp.                   2,200,771          68,774
   Rite Aid Corp.                           1,830,136          68,744
   Rockwell International Corp.             1,422,637          68,375
   BB&T Corp.                               1,010,810          68,356
   Becton, Dickinson & Co.                    878,881          68,223
-  Ascend Communications, Inc.              1,357,045          67,259
   Air Products & Chemicals, Inc.           1,667,152          66,686
-  Kmart Corp.                              3,458,604          66,578
   Lincoln National Corp.                     724,362          66,189
-  FDX Corp.                                1,050,764          65,935
   Lehman Brothers Holdings, Inc.             843,743          65,443
   Weyerhaeuser Co.                         1,413,939          65,306
   Houston Industries, Inc.                 2,104,236          64,968
   Unocal Corp.                             1,747,750          62,482
   Conseco Inc.                             1,336,433          62,478
   Sysco Corp.                              2,408,720          61,723
   Charles Schwab Corp.                     1,894,730          61,579
   American Electric Power
     Co., Inc.                              1,351,549          61,327
   Northern Trust Corp.                       795,679          60,671
   Omnicom Group Inc.                       1,214,404          60,568
   Summit Bancorp.                          1,268,333          60,246
   Tribune Co.                                870,235          59,883
   Beneficial Corp.                           390,557          59,828
   Interpublic Group of Cos., Inc.            973,493          59,079
   Marriott International, Inc.
     Class A                                1,809,317          58,577
   The McGraw-Hill Cos., Inc.                 705,249          57,522
   Corning, Inc.                            1,645,870          57,194
-  US Airways Group, Inc.                     719,666          57,033
   Dominion Resources, Inc.                 1,395,504          56,867
   Public Service Enterprise
     Group, Inc.                            1,643,039          56,582
-  Gateway, Inc.                            1,110,931          56,241
   Newell Co.                               1,127,290          56,153
   H.F. Ahmanson & Co.                        784,238          55,681
   TJX Cos., Inc.                           2,284,234          55,107
   Dresser Industries, Inc.                 1,243,681          54,800
   UNUM Corp.                                 985,104          54,673
   Dover Corp.                              1,591,931          54,524
   Burlington Resources, Inc.               1,265,279          54,486
   Unicom Corp.                             1,549,611          54,333
   AMP, Inc.                                1,569,610          53,955
   Winn-Dixie Stores, Inc.                  1,053,600          53,931
   New York Times Co. Class A                 679,685          53,865
   The Quaker Oats Co.                        979,422          53,807
   The Limited, Inc.                        1,603,348          53,111
   Providian Financial Corp.                  673,074          52,878
   Coastal Corp.                              751,834          52,487
-  Parametric Technology Corp.              1,932,862          52,429
   Praxair, Inc.                            1,117,687          52,322
   MBIA, Inc.                                 694,136          51,973
   Union Carbide Corp.                        971,532          51,855
   Transamerica Corp.                         448,933          51,683
   Ingersoll-Rand Co.                       1,171,606          51,624
   Mercantile Bancorp, Inc.                 1,018,373          51,301
   Barrick Gold Corp.                       2,642,430          50,702
-  Bay Networks, Inc.                       1,568,603          50,587
   Entergy Corp.                            1,759,156          50,576
   Hilton Hotels Corp.                      1,772,850          50,526
-  Unisys Corp.                             1,783,961          50,397
   FirstEnergy Corp.                        1,630,418          50,135
   Northrop Grumman Corp.                     482,844          49,793
-  Owens-Illinois, Inc.                     1,092,638          48,896
   Republic New York Corp.                    773,826          48,703
-  NEXTEL Communications, Inc.              1,947,507          48,444
   TRW, Inc.                                  872,356          47,652

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                               SHARES           (000)
----------------------------------------------------------------------
   PacifiCorp                               2,102,016    $     47,558
-  Toys R Us, Inc.                          2,014,749          47,472
   Fortune Brands, Inc.                     1,234,751          47,461
   R.R. Donnelley & Sons Co.                1,033,717          47,293
   Cooper Industries, Inc.                    857,115          47,088
   American Stores Co.                      1,934,968          46,802
   Southwest Airlines Co.                   1,576,716          46,710
   Carolina Power & Light Co.               1,071,441          46,474
   Browning-Ferris Industries, Inc.         1,336,757          46,452
   MGIC Investment Corp.                      808,193          46,117
   PECO Energy Corp.                        1,575,463          45,984
   Tenneco, Inc.                            1,205,603          45,888
   Huntington Bancshares Inc.               1,365,186          45,734
   SAFECO Corp.                             1,005,681          45,696
   Cincinnati Financial Corp.               1,189,518          45,648
   Torchmark Corp.                            991,999          45,384
   Rohm & Haas Co.                            434,388          45,149
   Avery Dennison Corp.                       835,923          44,931
   VF Corp.                                   865,691          44,583
   Alcan Aluminium Ltd.                     1,611,581          44,520
-  Sempra Energy                            1,603,816          44,506
   Synovus Financial Corp.                  1,857,387          44,113
   The Dun & Bradstreet Corp.               1,210,945          43,745
   Genuine Parts Co.                        1,264,170          43,693
   Jefferson-Pilot Corp.                      753,805          43,674
   Golden West Financial Corp.                408,590          43,438
   Crown Cork & Seal Co., Inc.                909,675          43,210
   Nordstrom, Inc.                            547,351          42,283
   Bear Stearns Co., Inc.                     738,100          41,979
   General Dynamics Corp.                     896,269          41,676
   Baker Hughes, Inc.                       1,199,757          41,467
   DTE Energy Co.                           1,026,426          41,442
   Green Tree Financial Corp.                 963,344          41,243
   Black & Decker Corp.                       672,190          41,004
-  Seagate Technology                       1,716,412          40,872
   Sherwin-Williams Co.                     1,224,332          40,556
   Eaton Corp.                                520,194          40,445
   Dana Corp.                                 755,645          40,427
   Central & South West Corp.               1,502,443          40,378
   Consolidated Natural Gas Co.               675,882          39,793
   The Times Mirror Co. Class A               626,083          39,365
   SLM Holding Corp.                          798,860          39,144
   Cinergy Corp.                            1,117,101          39,099
   Countrywide Credit
     Industries, Inc.                         768,419          38,997
   Tandy Corp.                                731,000          38,789
   Ameren Corp.                               971,352          38,611
   Georgia Pacific Group                      655,051          38,607
   Equifax, Inc.                            1,063,057          38,602
-  Thermo Electron Corp.                    1,126,862          38,525
   Dow Jones & Co., Inc.                      682,023          38,023
   Frontier Corp.                           1,205,727          37,980
-  Micron Technology, Inc.                  1,517,525          37,654
   Hasbro, Inc.                               943,066          37,074
-  Humana, Inc.                             1,188,352          37,062
   Whirlpool Corp.                            531,994          36,575
   UST, Inc.                                1,325,671          35,793
   Rubbermaid, Inc.                         1,061,201          35,219
   Amerada Hess Corp.                         648,401          35,216
   W.W. Grainger, Inc.                        703,793          35,058
   Eastman Chemical Co.                       562,528          35,017
-  AutoZone Inc.                            1,077,491          34,412
   Johnson Controls, Inc.                     596,153          34,092
-  Tricon Global Restaurants, Inc.          1,075,068          34,066
   GPU, Inc.                                  898,644          33,980
   International Flavors &
     Fragrances, Inc.                         772,867          33,571
   Champion International Corp.               678,882          33,392
   Maytag Corp.                               671,794          33,170
-  Western Atlas, Inc.                        386,099          32,770
   Columbia Energy Group                      589,022          32,764
   Circuit City Stores, Inc.                  698,593          32,747
   Dillard's Inc.                             787,256          32,622
   Baltimore Gas & Electric Co.             1,046,682          32,513
-  Novell, Inc.                             2,498,768          31,859
   Knight Ridder                              578,328          31,844
   Allegheny Teledyne Inc.                  1,385,614          31,696
   Raytheon Co. Class A                       549,469          31,663
   Union Pacific Resources
     Group, Inc.                            1,797,743          31,573
   Brown-Forman Corp. Class B                 488,466          31,384
   H & R Block, Inc.                          743,596          31,324
   ITT Industries, Inc.                       837,936          31,318
-  Ceridian Corp.                             529,316          31,097
   Northern States Power Co.                1,076,884          30,826
   Fluor Corp.                                593,840          30,286
   Comcast Corp. Class A                      760,722          30,239
   Sonat, Inc.                                777,964          30,049
   Parker Hannifin Corp.                      784,399          29,905
   Harcourt General, Inc.                     501,244          29,824
   Reynolds Metals Co.                        524,680          29,349
   PACCAR, Inc.                               554,027          28,948
   Nucor Corp.                                621,917          28,608
   Anadarko Petroleum Corp.                   424,640          28,530
-  General Instrument Corp.                 1,049,275          28,527
   Laidlaw, Inc.                            2,326,708          28,357
   Ecolab, Inc.                               913,158          28,308
   Hercules, Inc.                             684,163          28,136
-  Consolidated Stores, Inc.                  762,143          27,628
   Ashland, Inc.                              533,237          27,528
-  Apple Computer, Inc.                       946,419          27,150
-  Mirage Resorts, Inc.                     1,270,136          27,070
   PP&L Resources Inc.                      1,174,347          26,643
   Biomet, Inc.                               797,778          26,377
   Newmont Mining Corp.                     1,115,742          26,359
   The Stanley Works                          631,453          26,245
   American Greetings Corp.
     Class A                                  515,052          26,235
-  ALZA Corp.                                 604,531          26,146
   Sun Co., Inc.                              668,180          25,934
   The BFGoodrich Co.                         520,960          25,853
   Case Corp.                                 531,941          25,666
   Harris Corp.                               567,000          25,338
   Willamette Industries, Inc.                787,204          25,191
-  DSC Communications Corp.                   837,897          25,137
   Sigma-Aldrich Corp.                        715,217          25,122
   U.S. Surgical Corp.                        547,278          24,970
   Liz Claiborne, Inc.                        472,288          24,677
   Union Camp Corp.                           494,356          24,532
   Phelps Dodge Corp.                         416,047          23,793

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
500 PORTFOLIO                                  SHARES           (000)
----------------------------------------------------------------------
   The Mead Corp.                             740,807    $     23,521
-  LSI Logic Corp.                          1,003,663          23,147
   Morton International, Inc.                 922,834          23,071
   Wendy's International, Inc.                937,398          22,029
-  Sealed Air Corp.                           596,372          21,917
   Echlin, Inc.                               446,295          21,896
-  St. Jude Medical, Inc.                     594,065          21,869
   Apache Corp.                               688,709          21,694
   Temple-Inland Inc.                         399,505          21,523
   Allergan, Inc.                             460,995          21,379
   Perkin-Elmer Corp.                         343,664          21,372
   Adobe Systems, Inc.                        491,050          20,839
   Engelhard Corp.                          1,020,511          20,665
   Placer Dome, Inc.                        1,755,810          20,631
   Deluxe Corp.                               575,028          20,593
   Mercantile Stores Co., Inc.                259,391          20,476
   Westvaco Corp.                             720,001          20,340
   USX-U.S. Steel Group                       610,657          20,152
-  Niagara Mohawk Power Corp.               1,321,195          19,735
   Bausch & Lomb, Inc.                        390,599          19,579
   Kerr-McGee Corp.                           336,743          19,489
   Armstrong World Industries Inc.            287,738          19,386
   Thomas & Betts Corp.                       388,583          19,138
   SuperValu Inc.                             425,761          18,893
   Giant Food, Inc. Class A                   427,089          18,391
-  Venator Group, Inc.                        955,909          18,282
   Pall Corp.                                 881,787          18,077
   Freeport-McMoRan Copper &
     Gold Inc. Class B                      1,166,037          17,709
   Raychem Corp.                              598,913          17,705
-  FMC Corp.                                  257,237          17,540
   Meredith Corp.                             372,572          17,488
   Brunswick Corp.                            703,801          17,419
   Manor Care Inc.                            449,013          17,259
-  Fruit of the Loom, Inc.                    519,225          17,232
-  Advanced Micro Devices, Inc.             1,004,544          17,140
   Capital One Financial Corp.                137,976          17,135
   Ryder System, Inc.                         541,582          17,094
   Pennzoil Co.                               335,417          16,980
   Darden Restaurants Inc.                  1,051,454          16,692
   Great Lakes Chemical Corp.                 422,947          16,680
-  Harrah's Entertainment, Inc.               715,585          16,637
-  KLA-Tencor Corp.                           600,186          16,618
-  Oryx Energy Co.                            748,947          16,570
   Nalco Chemical Co.                         471,368          16,557
   Inco Ltd.                                1,190,419          16,219
-  Silicon Graphics, Inc.                   1,323,929          16,053
   Centex Corp.                               420,204          15,863
   Crane Co.                                  325,386          15,802
   Snap-On Inc.                               430,945          15,622
   Homestake Mining Co.                     1,497,996          15,542
   National Service
     Industries, Inc.                         304,497          15,491
   Owens Corning                              377,560          15,409
   Bemis Co., Inc.                            375,753          15,359
   Mallinckrodt, Inc.                         517,155          15,353
-  National Semiconductor Corp.             1,160,149          15,299
   C.R. Bard, Inc.                            401,044          15,265
-  360 Communications Co.                     476,845          15,259
-  Cabletron Systems, Inc.                  1,121,379          15,069
-  Navistar International Corp.               512,827          14,808
   McDermott International, Inc.              428,211          14,747
   Louisiana-Pacific Corp.                    776,470          14,171
   Scientific-Atlanta, Inc.                   557,317          14,142
   IKON Office Solutions, Inc.                956,669          13,931
   Cummins Engine Co., Inc.                   269,641          13,819
   The Timken Co.                             446,333          13,753
   NICOR, Inc.                                340,434          13,660
   Shared Medical Systems Corp.               184,894          13,578
-  King World Productions, Inc.               521,301          13,293
   Boise Cascade Corp.                        398,547          13,052
   Autodesk, Inc.                             331,818          12,816
   Tektronix, Inc.                            355,668          12,582
   Tupperware Corp.                           431,047          12,123
-  Rowan Cos., Inc.                           614,389          11,942
   Alberto-Culver Co. Class B                 400,342          11,610
   Aeroquip-Vickers Inc.                      198,776          11,604
   Cooper Tire & Rubber Co.                   555,717          11,462
   General Signal Corp.                       317,827          11,442
-  Andrew Corp.                               628,362          11,350
   Polaroid Corp.                             316,093          11,241
-  Bethlehem Steel Corp.                      902,258          11,222
-  Reebok International Ltd.                  398,772          11,041
-  Stone Container Corp.                      704,126          11,002
   Worthington Industries, Inc.               687,610          10,357
   Fleetwood Enterprises, Inc.                258,249          10,330
   Battle Mountain Gold Co.
     Class A                                1,629,628           9,676
   Peoples Energy Corp.                       248,110           9,583
   EG&G, Inc.                                 318,990           9,570
   Harnischfeger Industries Inc.              336,646           9,531
   Pulte Corp.                                299,700           8,954
   W.R. Grace & Co.                           521,766           8,903
   Great Atlantic & Pacific Tea
     Co., Inc.                                269,115           8,898
   Adolph Coors Co. Class B                   260,951           8,872
   Kaufman & Broad Home Corp.                 275,808           8,757
   Cyprus Amax Minerals Co.                   659,610           8,740
   ONEOK, Inc.                                217,798           8,685
   Potlatch Corp.                             204,022           8,569
   Ball Corp.                                 212,610           8,544
   The Pep Boys
     (Manny, Moe & Jack)                      450,180           8,525
   Millipore Corp.                            307,447           8,378
   Moore Corp. Ltd.                           630,104           8,349
   Longs Drug Stores, Inc.                    272,708           7,874
   Helmerich & Payne, Inc.                    352,994           7,854
   Russell Corp.                              256,876           7,754
   NACCO Industries, Inc. Class A              57,391           7,418
   Cincinnati Milacron, Inc.                  281,806           6,851
   Jostens Inc.                               275,264           6,641
   Springs Industries Inc. Class A            142,042           6,552
   Briggs & Stratton Corp.                    174,712           6,541
   ASARCO, Inc.                               284,175           6,323
   Foster Wheeler Corp.                       286,413           6,140
   Eastern Enterprises                        142,857           6,125
-  Data General Corp.                         341,228           5,097
-  Armco, Inc.                                756,902           4,825
-  Viacom Inc. Class A                         71,693           4,194
-  Vlasic Foods International, Inc.           175,437           3,531

----------------------------------------------------------------------
                                                               MARKET
                                                               VALUE*
                                               SHARES           (000)
----------------------------------------------------------------------
   Freeport-McMoRan Copper &
     Gold, Inc. Class A                       175,183    $      2,496
   Sealed Air Corp. Pfd.                       27,160           1,141
-  Octel Corp.                                 23,706             471
-  Charming Shoppes, Inc.                      41,296             196
   Inland Steel Industries, Inc.                1,227              35
   Alberto-Culver Co. Class A                   1,000              25
-  Fresenius National Medical
     Care Pfd.                                135,422               8
----------------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $38,132,642)                                      64,057,960
----------------------------------------------------------------------
                                                 FACE
                                               AMOUNT
                                                (000)
----------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.4%)
----------------------------------------------------------------------
U.S. Treasury Bills
(2)  4.744%, 7/9/1998                       $  30,000          29,969
(2)  4.97%, 7/23/1998                           9,000           8,973
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   5.67%, 7/1/1998                            183,104         183,104
   5.76%, 7/1/1998--Note F                     22,837          22,837
----------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $244,880)                                            244,883
----------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
   (COST $38,377,522)                                      64,302,843
----------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
----------------------------------------------------------------------
Other Assets--Note B                                          975,753
Liabilities--Note F                                          (997,626)
                                                         -------------
                                                              (21,873)
----------------------------------------------------------------------
NET ASSETS (100%)
----------------------------------------------------------------------
Applicable to 610,461,655 outstanding
   shares of beneficial interest
   (unlimited authorization)                              $64,280,970
======================================================================

NET ASSET VALUE PER SHARE                                     $105.30
======================================================================

  *See Note A in Notes to Financial Statements.

  -Non-Income-Producing Security.

(1)The combined market value of common stocks and index futures contracts represents 100.1% of net assets. See Note E in Notes to Financial Statements.

(2)Securities with an aggregate value of $38,942,000 have been segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.

----------------------------------------------------------------------

                                               AMOUNT             PER
                                                (000)           SHARE
----------------------------------------------------------------------
  AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
----------------------------------------------------------------------
  Paid in Capital--Note D                 $38,127,951         $ 62.46
  Undistributed Net
    Investment Income                          67,567             .11
  Accumulated Net
    Realized Gains--Note D                    154,887             .25
  Unrealized Appreciation--
    Note E
    Investment Securities                  25,925,321           42.47
    Futures Contracts                           5,244             .01
======================================================================
  NET ASSETS                              $64,280,970         $105.30
======================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each portfolio during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a portfolio invested in futures contracts during the period, the results of these investments are shown separately.

----------------------------------------------------------------------------------------------------------
                                                                                                      500
                                                                                                PORTFOLIO
                                                                                         -----------------
                                                                                         SIX MONTHS ENDED
                                                                                            JUNE 30, 1998
                                                                                         -----------------
                                                                                                    (000)
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
     Dividends                                                                                 $  420,319
     Interest                                                                                      23,086
                                                                                         -----------------
          Total Income                                                                            443,405
                                                                                         -----------------
EXPENSES
     The Vanguard Group--Note B
          Investment Advisory Services                                                                 51
          Management and Administrative                                                            42,421
          Marketing and Distribution                                                                7,999
     Custodian Fees                                                                                   100
     Auditing Fees                                                                                     23
     Shareholders' Reports                                                                            856
     Annual Meeting and Proxy Costs                                                                   140
     Trustees' Fees and Expenses                                                                       52
                                                                                         -----------------
          Total Expenses                                                                           51,642
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             391,763
----------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
     Investment Securities Sold                                                                   642,074
     Futures Contracts                                                                             96,014
----------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                                                                 738,088
----------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     Investment Securities                                                                      7,961,780
     Futures Contracts                                                                              5,364
----------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                7,967,144
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $9,096,995
==========================================================================================================

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   TOTAL STOCK
                                                                            GROWTH                 VALUE                MARKET
                                                                        PORTFOLIO*            PORTFOLIO*            PORTFOLIO*
                                                                       --------------------------------------------------------
                                                                                   SIX MONTHS ENDED JUNE 30, 1998
                                                                       --------------------------------------------------------
                                                                             (000)                 (000)                 (000)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
     Dividends                                                            $ 17,758              $ 19,670            $   52,165
     Interest                                                                  876                   252                12,873
                                                                       --------------------------------------------------------
          Total Income                                                      18,634                19,922                65,038
                                                                       --------------------------------------------------------
EXPENSES
     The Vanguard Group--Note B
          Investment Advisory Services                                          17                    17                    43
          Management and Administrative                                      1,257                   694                 2,595
          Shareholder Account Maintenance--Investor Shares                   1,688                 1,191                 3,004
          Shareholder Account Maintenance--Institutional Shares                  1                    --                   101
          Marketing and Distribution--Investor Shares                          479                   300                   956
          Marketing and Distribution--Institutional Shares                      --                    --                   152
     Custodian Fees                                                             17                    17                   135
     Auditing Fees                                                               5                     5                     7
     Shareholders' Reports--Investor Shares                                     59                    36                    61
     Shareholders' Reports--Institutional Shares                                --                    --                    --
     Annual Meeting and Proxy Costs--Investor Shares                            11                     6                    12
     Annual Meeting and Proxy Costs--Institutional Shares                       --                    --                    --
     Trustees' Fees and Expenses                                                 3                     2                     7
                                                                       --------------------------------------------------------
          Total Expenses                                                     3,537                 2,268                 7,073
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       15,097                17,654                57,965
-------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
     Investment Securities Sold                                             32,545                59,795                15,265
     Futures Contracts                                                       1,919                   594                36,824
-------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                                           34,464                60,389                52,089
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     Investment Securities                                                 597,130               147,687               988,133
     Futures Contracts                                                         510                   (88)                8,749
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                           597,640               147,599               996,882
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $647,201              $225,642            $1,106,936
===============================================================================================================================

*The Statements of Net Assets for the Growth, Value, and Total Stock Market
 Portfolios, an integral part of the Financial Statements for each portfolio, are included as an insert to this report.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the portfolio's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the portfolio, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement. Distributions, Capital Share Transactions, and Shares Issued and Redeemed are shown separately for each class of shares.

---------------------------------------------------------------------------------------------------------------------------------
                                                                        500                                  GROWTH
                                                                     PORTFOLIO                              PORTFOLIO
                                                          --------------------------------      ---------------------------------
                                                             SIX MONTHS               YEAR         SIX MONTHS               YEAR
                                                                  ENDED              ENDED              ENDED              ENDED
                                                          JUN. 30, 1998      DEC. 31, 1997      JUN. 30, 1998      DEC. 31, 1997
                                                                  (000)              (000)              (000)              (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
     Net Investment Income                                 $    391,763       $    674,692       $     15,097       $     19,480
     Realized Net Gain                                          738,088          1,041,603             34,464             18,793
     Change in Unrealized Appreciation (Depreciation)         7,967,144          9,507,985            597,640            403,381
                                                          -----------------------------------------------------------------------
          Net Increase in Net Assets
               Resulting from Operations                      9,096,995         11,224,280            647,201            441,654
                                                          -----------------------------------------------------------------------
DISTRIBUTIONS
     Net Investment Income
          Investor Shares                                      (319,067)          (679,820)           (13,774)           (20,049)
          Institutional Shares*                                      --                 --                (29)                --
     Realized Capital Gain
          Investor Shares                                       (69,301)          (315,842)                --            (25,678)
          Institutional Shares*                                      --                 --                 --                 --
                                                          -----------------------------------------------------------------------
               Total Distributions                             (388,368)          (995,662)           (13,803)           (45,727)
                                                          -----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
     Issued                                                  10,651,109         15,607,963          1,430,593          1,584,042
     Issued in Lieu of Cash Distributions                       356,976            918,542             12,567             42,674
     Redeemed                                                (4,793,365)        (7,729,352)          (291,864)          (444,214)
                                                          -----------------------------------------------------------------------
          Net Increase--Investor Shares                       6,214,720          8,797,153          1,151,296          1,182,502
                                                          -----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
     Issued                                                          --                 --             15,403                 --
     Issued in Lieu of Cash Distributions                            --                 --                 29                 --
     Redeemed                                                        --                 --                 --                 --
                                                          -----------------------------------------------------------------------
          Net Increase--Institutional Shares*                        --                 --             15,432                 --
---------------------------------------------------------------------------------------------------------------------------------
     Total Increase                                          14,923,347         19,025,771          1,800,126          1,578,429
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
     Beginning of Period                                     49,357,623         30,331,852          2,365,333            786,904
                                                          -----------------------------------------------------------------------
     End of Period                                         $ 64,280,970       $ 49,357,623       $  4,165,459       $  2,365,333
================================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
     Issued                                                     107,318            193,975             56,412             77,631
     Issued in Lieu of Cash Distributions                         3,462             10,883                469              1,992
     Redeemed                                                   (48,308)           (95,387)           (11,552)           (21,190)
                                                          -----------------------------------------------------------------------
          Net Increase in Shares Outstanding                     62,472            109,471             45,329             58,433
================================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
     Issued                                                          --                 --                581                 --
     Issued in Lieu of Cash Distributions                            --                 --                  1                 --
     Redeemed                                                        --                 --                 --                 --
                                                          -----------------------------------------------------------------------
          Net Increase in Shares Outstanding                         --                 --                582                 --
=================================================================================================================================

*The 500 Portfolio does not offer Institutional Shares.

---------------------------------------------------------------------------------------------------------------------------------
                                                                       VALUE                               TOTAL STOCK
                                                                     PORTFOLIO                           MARKET PORTFOLIO
                                                          --------------------------------      ---------------------------------
                                                             SIX MONTHS               YEAR         SIX MONTHS               YEAR
                                                                  ENDED              ENDED              ENDED              ENDED
                                                          JUN. 30, 1998      DEC. 30, 1997      JUN. 30, 1998      DEC. 30, 1997
                                                                  (000)              (000)              (000)              (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
     Net Investment Income                                   $   17,654         $   28,968         $   57,965         $   82,476
     Realized Net Gain                                           60,389             70,507             52,089             77,515
     Change in Unrealized Appreciation (Depreciation)           147,599            258,841            996,882          1,115,640
                                                          -----------------------------------------------------------------------
          Net Increase in Net Assets
               Resulting from Operations                        225,642            358,316          1,106,936          1,275,631
                                                          -----------------------------------------------------------------------
DISTRIBUTIONS
     Net Investment Income
          Investor Shares                                       (13,440)           (28,623)           (31,702)           (69,922)
          Institutional Shares                                       --                 --             (9,550)           (13,602)
     Realized Capital Gain
          Investor Shares                                       (34,906)           (57,217)           (11,342)           (58,866)
          Institutional Shares                                       --                 --             (3,176)           (15,029)
                                                          -----------------------------------------------------------------------
               Total Distributions                              (48,346)           (85,840)           (55,770)          (157,419)
                                                          -----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES(1)
     Issued                                                     476,216            699,054          1,821,265          2,180,759
     Issued in Lieu of Cash Distributions                        44,674             79,396             39,937            119,225
     Redeemed                                                  (206,110)          (271,112)          (576,499)        (1,825,752)
                                                          -----------------------------------------------------------------------
          Net Increase--Investor Shares                         314,780            507,338          1,284,703            474,232
                                                          -----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES(2)
     Issued                                                          --                 --            359,514          1,491,188
     Issued in Lieu of Cash Distributions                            --                 --             11,727             27,855
     Redeemed                                                        --                 --            (98,688)           (45,886)
                                                          -----------------------------------------------------------------------
          Net Increase--Institutional Shares                         --                 --            272,553          1,473,157
---------------------------------------------------------------------------------------------------------------------------------
     Total Increase                                             492,076            779,814          2,608,422          3,065,601
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
     Beginning of Period                                      1,795,541          1,015,727          6,596,457          3,530,856
                                                          -----------------------------------------------------------------------
     End of Period                                           $2,287,617         $1,795,541         $9,204,879         $6,596,457
=================================================================================================================================

(1)Shares Issued (Redeemed)--Investor Shares
     Issued                                                      21,319             36,479             74,279            104,873
     Issued in Lieu of Cash Distributions                         1,962              4,104              1,562              5,629
     Redeemed                                                    (9,280)           (14,119)           (23,361)           (84,266)
                                                          -----------------------------------------------------------------------
          Net Increase in Shares Outstanding                     14,001             26,464             52,480             26,236
=================================================================================================================================

(2)Shares Issued (Redeemed)--Institutional Shares
     Issued                                                          --                 --             14,495             67,190
     Issued in Lieu of Cash Distributions                            --                 --                459              1,268
     Redeemed                                                        --                 --             (4,024)            (2,045)
                                                          -----------------------------------------------------------------------
          Net Increase in Shares Outstanding                         --                 --             10,930             66,413
=================================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each portfolio's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the portfolio's total return; how much it costs to operate the portfolio; and the extent to which the portfolio tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the portfolio for one year.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             500 PORTFOLIO
                                                                                        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                    SIX MONTHS ENDED       ------------------------------------------------------------------
THROUGHOUT EACH PERIOD                        JUNE 30, 1998          1997           1996           1995          1994          1993
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 90.07        $69.17         $57.60         $42.97        $43.83        $40.97
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                              .66          1.31           1.28           1.22          1.18          1.13
     Net Realized and Unrealized Gain (Loss)
          on Investments                              15.23         21.50          11.82          14.76          (.67)         2.89
                                                    --------------------------------------------------------------------------------
          Total from Investment Operations            15.89         22.81          13.10          15.98           .51          4.02
                                                    --------------------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income              (.54)        (1.32)         (1.28)         (1.22)        (1.17)        (1.13)
     Distributions from Realized Capital Gains         (.12)         (.59)          (.25)          (.13)         (.20)         (.03)
                                                    --------------------------------------------------------------------------------
          Total Distributions                          (.66)        (1.91)         (1.53)         (1.35)        (1.37)        (1.16)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $105.30        $90.07         $69.17         $57.60        $42.97        $43.83
====================================================================================================================================

TOTAL RETURN*                                        17.66%        33.19%         22.88%         37.45%         1.18%         9.89%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)           $64,281       $49,358        $30,332        $17,372        $9,356        $8,273
     Ratio of Total Expenses to
          Average Net Assets                         0.18%+         0.19%          0.20%          0.20%         0.19%         0.19%
     Ratio of Net Investment Income to
          Average Net Assets                         1.37%+         1.66%          2.04%          2.38%         2.72%         2.65%
     Portfolio Turnover Rate**                          4%+            5%             5%             4%            6%            6%
------------------------------------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect the annual account maintenance fee of $10.

**Portfolio turnover rates excluding in-kind redemptions were 1%, 3%, 2%, 2%, 4%, and 2%, respectively.

 +Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  GROWTH PORTFOLIO-INVESTOR SHARES
                                                                                        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                    SIX MONTHS ENDED      ------------------------------------------------------------------
THROUGHOUT EACH PERIOD                        JUNE 30, 1998          1997          1996           1995           1994         1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $22.53        $16.90        $13.97         $10.28         $10.20       $10.26
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                              .11           .23           .22            .21            .21          .21
     Net Realized and Unrealized Gain (Loss)
          on Investments                               5.06          5.88          3.07           3.68            .08         (.06)
                                                    -------------------------------------------------------------------------------
          Total from Investment Operations             5.17          6.11          3.29           3.89            .29          .15
                                                    --------------------------------------                                    -----
DISTRIBUTIONS
     Dividends from Net Investment Income              (.10)         (.23)         (.22)          (.20)          (.21)        (.21)
     Distributions from Realized Capital Gains           --          (.25)         (.14)            --             --           --
                                                    -------------------------------------------------------------------------------
          Total Distributions                          (.10)         (.48)         (.36)          (.20)          (.21)        (.21)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $27.60        $22.53        $16.90         $13.97         $10.28       $10.20
===================================================================================================================================

TOTAL RETURN*                                        22.96%        36.34%        23.74%         38.06%          2.89%        1.53%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)            $4,149        $2,365          $787           $271            $86          $51
     Ratio of Total Expenses to
          Average Net Assets                        0.22%**         0.20%         0.20%          0.20%          0.20%        0.20%
     Ratio of Net Investment Income to
          Average Net Assets                        0.94%**         1.19%         1.57%          1.71%          2.08%        2.10%
     Portfolio Turnover Rate                          22%**           26%           29%            24%            28%          36%
-----------------------------------------------------------------------------------------------------------------------------------

*Total return figures do not reflect the annual account maintenance fee of $10.

**Annualized.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                           GROWTH PORTFOLIO--INSTITUTIONAL SHARES
                                                                                                                       MAY 14* TO
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                                                       JUN. 30, 1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                       $26.49
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                                                                                    .03
     Net Realized and Unrealized Gain (Loss) on Investments                                                                  1.14
                                                                                                                          --------
          Total from Investment Operations                                                                                   1.17
                                                                                                                          --------
DISTRIBUTIONS
     Dividends from Net Investment Income                                                                                    (.05)
     Distributions from Realized Capital Gains                                                                                 --
                                                                                                                          --------
          Total Distributions                                                                                                (.05)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                             $27.61
==================================================================================================================================

TOTAL RETURN                                                                                                                4.42%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                                                                                     $16
     Ratio of Total Expenses to Average Net Assets                                                                        0.12%**
     Ratio of Net Investment Income to Average Net Assets                                                                 1.01%**
     Portfolio Turnover Rate                                                                                                22%**
----------------------------------------------------------------------------------------------------------------------------------

  *Inception.

**Annualized.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    VALUE PORTFOLIO-INVESTOR SHARES
                                                                                        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                  SIX MONTHS ENDED       --------------------------------------------------------------------
THROUGHOUT EACH PERIOD                      JUNE 30, 1998          1997           1996           1995           1994          1993
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $20.85        $17.02         $14.79         $11.12         $11.74        $10.30
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                            .18           .38            .37            .41            .38           .38
     Net Realized and Unrealized Gain (Loss)
          on Investments                             2.34          4.57           2.81           3.66           (.46)         1.50
                                                   ---------------------------------------------------------------------------------
          Total from Investment Operations           2.52          4.95           3.18           4.07           (.08)         1.88
                                                   ---------------------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income            (.14)         (.37)          (.38)          (.40)          (.38)         (.38)
     Distributions from Realized Capital Gains       (.38)         (.75)          (.57)            --           (.16)         (.06)
                                                   ---------------------------------------------------------------------------------
          Total Distributions                        (.52)        (1.12)          (.95)          (.40)          (.54)         (.44)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $22.85        $20.85         $17.02         $14.79         $11.12        $11.74
====================================================================================================================================

TOTAL RETURN*                                      12.10%        29.77%         21.86%         36.94%         -0.73%        18.35%
====================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)          $2,288        $1,796         $1,016           $496           $297          $190
     Ratio of Total Expenses to
          Average Net Assets                      0.22%**         0.20%          0.20%          0.20%          0.20%         0.20%
     Ratio of Net Investment Income to
          Average Net Assets                      1.71%**         2.05%          2.54%          3.06%          3.37%         3.26%
     Portfolio Turnover Rate                        26%**           25%            29%            27%            32%           30%
------------------------------------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect the annual account maintenance fee of $10.

**Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              TOTAL STOCK MARKET PORTFOLIO-INVESTOR SHARES
                                                                                        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                            SIX MONTHS ENDED    ------------------------------------------------------------
THROUGHOUT EACH PERIOD                                JUNE 30, 1998       1997         1996         1995          1994        1993
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $22.64     $17.77       $15.04       $11.37        $11.69      $10.84
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                     .168       .319          .29          .29           .27         .26
     Net Realized and Unrealized Gain (Loss)
          on Investments                                      3.307      5.143         2.84         3.75          (.29)        .88
                                                           ------------------------------------------------------------------------
          Total from Investment Operations                    3.475      5.462         3.13         4.04          (.02)       1.14
                                                           ------------------------------------------------------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                     (.120)     (.322)        (.29)        (.28)         (.27)       (.26)
     Distributions from Realized Capital Gains                (.045)     (.270)        (.11)        (.09)         (.03)       (.03)
                                                           ------------------------------------------------------------------------
          Total Distributions                                 (.165)     (.592)        (.40)        (.37)         (.30)       (.29)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $25.95     $22.64       $17.77       $15.04        $11.37      $11.69
===================================================================================================================================

TOTAL RETURN*                                                15.36%     30.99%       20.96%       35.79%        -0.17%      10.62%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                    $7,198     $5,092       $3,531       $1,571          $786        $512
     Ratio of Total Expenses to
          Average Net Assets                                0.20%**      0.20%        0.22%        0.25%         0.20%       0.20%
     Ratio of Net Investment Income to
          Average Net Assets                                1.43%**      1.65%        1.86%        2.14%         2.35%       2.31%
     Portfolio Turnover Rate                                   2%**         2%           3%           3%            2%          1%
-----------------------------------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect the 0.25% transaction fee on purchases through 1995 or the annual account maintenance fee of $10.

**Annualized.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                TOTAL STOCK MARKET PORTFOLIO--INSTITUTIONAL SHARES

                                                                                                SIX MONTHS ENDED        JUL. 7* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                                     JUNE 30, 1998     DEC. 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                     $ 22.64          $ 21.27
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
     Net Investment Income                                                                                  .178             .172
     Net Realized and Unrealized Gain (Loss) on Investments                                                3.307            1.642
                                                                                                      ----------------------------
          Total from Investment Operations                                                                 3.485            1.814
                                                                                                      ----------------------------
DISTRIBUTIONS
     Dividends from Net Investment Income                                                                  (.130)           (.214)
     Distributions from Realized Capital Gains                                                             (.045)           (.230)
                                                                                                      ----------------------------
          Total Distributions                                                                              (.175)           (.444)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                             $25.95           $22.64
==================================================================================================================================

TOTAL RETURN                                                                                               15.41%            8.60%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
     Net Assets, End of Period (Millions)                                                                  $2,007           $1,504
     Ratio of Total Expenses to Average Net Assets                                                        0.10%**          0.10%**
     Ratio of Net Investment Income to Average Net Assets                                                 1.53%**          1.70%**
     Portfolio Turnover Rate                                                                                 2%**               2%
----------------------------------------------------------------------------------------------------------------------------------

 *Inception.

**Annualized.

NOTES TO FINANCIAL STATEMENTS

The 500, Growth, Value, and Total Stock Market Portfolios of Vanguard Index Trust are registered under the Investment Company Act of 1940 as diversified open-end investment companies, or mutual funds.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The portfolios consistently follow such policies in preparing their financial statements.

        1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Trustees to represent fair value.

        2. FEDERAL INCOME TAXES: Each portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

        3. REPURCHASE AGREEMENTS: The portfolios, along with other members of The Vanguard Group, transfer uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

        4. FUTURES CONTRACTS: The portfolios use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

        Futures contracts based upon the following indexes are used: S&P 500 Index (500 and Total Stock Market Portfolios), S&P Midcap 400 Index (Total Stock Market Portfolio), S&P/BARRA Growth Index (Growth Portfolio), S&P/BARRA Value Index (Value Portfolio) and Russell 2000 Index (Total Stock Market Portfolio).

        Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

        5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

        6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the portfolios under methods approved by the Board of Trustees. At June 30, 1998, the portfolios had contributed capital aggregating $14,475,000 to Vanguard (included in Other Assets), representing 20.7% of Vanguard's capitalization. The portfolios' Trustees and officers are also Directors and officers of Vanguard.


C. The Total Stock Market Portfolio and, effective in 1998, the Growth and Value Portfolios each offer two classes of shares, Investor Shares and Institutional Shares. The Growth Portfolio issued its first Institutional Shares on May 14, 1998; the Value Portfolio has not issued any Institutional shares as of June 30, 1998. Institutional Shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor Shares are offered to all other investors. Both classes of shares have equal rights to assets and earnings, except that each class bears certain class-specific expenses related to its shareholder activity. Class-specific expenses for the period ended June 30, 1998, represented the following percentages of average net assets:

-------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                                               INVESTOR SHARES        INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------
Growth                                                                       0.14%*                    0.04%*
Total Stock Market                                                           0.13%*                    0.03%*
-------------------------------------------------------------------------------------------------------------------

*Annualized.

Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

D. During the six months ended June 30, 1998, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------------------------------------
                                                                                       (000)
                                                                       ---------------------------------------
PORTFOLIO                                                                PURCHASES                    SALES
--------------------------------------------------------------------------------------------------------------
500                                                                      $7,897,459                 $1,174,089
Growth                                                                    1,543,154                    355,927
Value                                                                       554,094                    265,310
Total Stock Market                                                        1,610,961                     61,849
--------------------------------------------------------------------------------------------------------------

        During the six months ended June 30, 1998, the 500 Portfolio realized $541,066,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange portfolio shares for securities held by the portfolio rather than for cash. Because such gains are not taxable to the portfolio, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid in capital.

        The 500 and Growth Portfolios used a tax accounting practice to apply $17,574,000 and $1,318,000, respectively, of the price of capital shares redeemed to reduce capital gain distribution requirements for tax purposes for the fiscal year ended December 31, 1997. Capital gains that were so offset have been reclassified from accumulated net realized gains to paid in capital.

E. At June 30, 1998, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------------------------------------
                                                                           (000)
                                             -----------------------------------------------------------------
                                             APPRECIATED                DEPRECIATED             NET UNREALIZED
PORTFOLIO                                    SECURITIES                 SECURITIES               APPRECIATION
--------------------------------------------------------------------------------------------------------------
500                                           $26,432,453                $(507,132)                $25,925,321
Growth                                          1,154,978                  (10,489)                  1,144,489
Value                                             610,251                  (27,700)                    582,551
Total Stock Market                              3,054,489                 (206,607)                  2,847,882
--------------------------------------------------------------------------------------------------------------

        At June 30, 1998, the aggregate settlement value of open futures contracts expiring in September 1998 and the related unrealized appreciation (depreciation) were:

-----------------------------------------------------------------------------------------------------------------
                                                                                           (000)
                                                                       ------------------------------------------
                                                                          AGGREGATE                  UNREALIZED
                                                   NUMBER OF             SETTLEMENT                 APPRECIATION
PORTFOLIO/FUTURES CONTRACTS                     LONG CONTRACTS              VALUE                  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
500/
  S&P 500 Index                                       975                  $278,606                     $5,244
Growth/
  S&P/BARRA Growth Index                               75                    11,507                        471
Value/
  S&P/BARRA Value Index                                52                     7,150                       (102)
Total Stock Market/
  S&P 500 Index                                       886                   253,174                      6,572
  S&P Midcap 400 Index                                443                    80,759                        920
  Russell 2000 Index                                  233                    53,864                      2,257
-----------------------------------------------------------------------------------------------------------------

F. The market value of securities on loan to brokers/dealers at June 30, 1998, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------------------------------------
                                                                                         (000)
                                                                     -----------------------------------------
                                                                        MARKET VALUE                   CASH
                                                                          OF LOANED                 COLLATERAL
PORTFOLIO                                                                SECURITIES                  RECEIVED
--------------------------------------------------------------------------------------------------------------
500                                                                       $  20,986                $  22,837
Total Stock Market                                                          148,716                  159,951
--------------------------------------------------------------------------------------------------------------

Cash collateral received is invested in repurchase agreements.

TRUSTEES AND OFFICERS

JOHN C. BOGLE
Senior Chairman of the Board and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN
Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

BARBARA BARNES HAUPTFUHRER
Director of The Great Atlantic and Pacific
Tea Co., IKON Office Solutions, Inc.,
Raytheon Co., Knight-Ridder, Inc., Massachusetts Mutual Life Insurance Co., and Ladies Professional Golf Association; Trustee Emerita of Wellesley College.

BRUCE K. MacLAURY

President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL

Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR.
Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL
President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR.
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON

Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co. and The Mead Corp.; Trustee of Vanderbilt University.

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY
Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST
Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

OTHER VANGUARD OFFICERS

R. GREGORY BARTON
Managing Director, Legal Department.

ROBERT A. DiSTEFANO
Managing Director, Information Technology.

JAMES H. GATELY
Managing Director, Individual Investor Group.

KATHLEEN C. GUBANICH
Managing Director, Human Resources.

IAN A. MacKINNON
Managing Director, Fixed Income Group.

F. WILLIAM McNABB, III
Managing Director, Institutional Investor Group.

MICHAEL S. MILLER
Managing Director, Planning and Development.

RALPH K. PACKARD
Managing Director and Chief Financial Officer.

GEORGE U. SAUTER
Managing Director, Core Management Group.



  "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard Index Trust and The Vanguard Group, Inc. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds. Frank Russell Company is the owner of trademarks and copyrights relating to the Russell Indexes. "Wilshire 4500" and "Wilshire 5000"
                     are trademarks of Wilshire Associates.

VANGUARD FAMILY OF FUNDS

STOCK FUNDS
Convertible Securities Fund
Equity Income Fund
Explorer Fund
Growth and Income Portfolio
Horizon Fund
    Aggressive Growth Portfolio
    Capital Opportunity Portfolio
    Global Equity Portfolio
Index Trust
    500 Portfolio
    Extended Market Portfolio
    Growth Portfolio
    Mid Capitalization Stock
      Portfolio
    Small Capitalization Growth
      Stock Portfolio
    Small Capitalization Stock
      Portfolio
    Small Capitalization Value
      Stock Portfolio
    Total Stock Market Portfolio
    Value Portfolio
Institutional Index Fund
International Equity Index Fund
    Emerging Markets Portfolio
    European Portfolio
    Pacific Portfolio
International Growth Portfolio
International Value Portfolio
Morgan Growth Fund
PRIMECAP Fund
Selected Value Portfolio
Specialized Portfolios
    Energy Portfolio
    Gold & Precious Metals
      Portfolio
    Health Care Portfolio
    REIT Index Portfolio
    Utilities Income Portfolio
Tax-Managed Fund
    Capital Appreciation
      Portfolio
    Growth and Income Portfolio
Total International Portfolio
Trustees' Equity Fund
    U.S. Portfolio
U.S. Growth Portfolio
Windsor Fund
Windsor II


MONEY MARKET FUNDS
Admiral Funds
    U.S. Treasury Money Market
      Portfolio
Money Market Reserves
    Federal Portfolio
    Prime Portfolio
Municipal Bond Fund
    Money Market Portfolio
State Tax-Free Funds
    (CA, NJ, NY, OH, PA)
Treasury Money Market Portfolio


BOND FUNDS
Admiral Funds
    Intermediate-Term U.S.
      Treasury Portfolio
    Long-Term U.S. Treasury
      Portfolio
    Short-Term U.S. Treasury
      Portfolio
Bond Index Fund
    Intermediate-Term Bond
      Portfolio
    Long-Term Bond Portfolio
    Short-Term Bond Portfolio
    Total Bond Market Portfolio
Fixed Income Securities Fund
    GNMA Portfolio
    High Yield Corporate Portfolio
    Intermediate-Term Corporate
      Portfolio
    Intermediate-Term U.S.
      Treasury Portfolio
    Long-Term Corporate
      Portfolio
    Long-Term U.S. Treasury
      Portfolio
    Short-Term Corporate
      Portfolio
    Short-Term Federal Portfolio
    Short-Term U.S. Treasury
      Portfolio
Municipal Bond Fund
    High-Yield Portfolio
    Insured Long-Term Portfolio
    Intermediate-Term Portfolio
    Limited-Term Portfolio
    Long-Term Portfolio
    Short-Term Portfolio
Preferred Stock Fund
State Tax-Free Funds
    (CA, FL, NJ, NY, OH, PA)


BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
Horizon Fund
    Global Asset Allocation
      Portfolio
LifeStrategy Portfolios
    Conservative Growth
      Portfolio
    Growth Portfolio
    Income Portfolio
    Moderate Growth Portfolio
STAR Portfolio
Tax-Managed Fund
    Balanced Portfolio
Wellesley Income Fund
Wellington Fund

Q402-6/1998

(C) 1998 Vanguard Marketing
Corporation, Distributor.
All rights reserved.


[THE VANGUARD GROUP LOGO]

Post Office Box 2600
Valley Forge, Pennsylvania 19482

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

www.vanguard.com
online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before you invest or send money. Prospectuses can be obtained directly from The Vanguard Group.

VANGUARD INDEX TRUST
FINANCIAL STATEMENTS
June 30, 1998 (unaudited)


The Statement of Net Assets should be read in conjunction with the accompanying Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements. The Statement of Net Assets for the 500 Portfolio begins on page 16 of the accompanying report.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each portfolio's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each portfolio, you will find a table displaying the composition of the portfolio's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the portfolio were to sell all of its investments at their statement-date values.

CONTENTS
Growth Portfolio..............................          1
Value Portfolio...............................          4
Total Stock Market Portfolio..................          8

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
GROWTH PORTFOLIO                      SHARES        (000)
----------------------------------------------------------
COMMON STOCKS (100.0%)(1)
----------------------------------------------------------
   General Electric Co.            2,889,258  $   262,922
-  Microsoft Corp.                 2,168,374      234,998
   The Coca-Cola Co.               2,189,851      187,232
   Merck & Co., Inc.               1,059,969      141,771
   Pfizer, Inc.                    1,157,833      125,842
   Wal-Mart Stores, Inc.           1,991,667      120,994
   Intel Corp.                     1,494,028      110,745
   Procter & Gamble Co.            1,189,214      108,293
   Bristol-Myers Squibb Co.          882,646      101,449
   Lucent Technologies, Inc.       1,163,450       96,785
   International Business
    Machines Corp.                   836,200       96,006
   American International
    Group, Inc.                      620,439       90,584
   Johnson & Johnson               1,192,450       87,943
   Philip Morris Cos., Inc.        2,154,421       84,830
-  Cisco Systems, Inc.               907,205       83,520
   E.I. du Pont de Nemours & Co.   1,000,720       74,679
   SBC Communications Inc.         1,630,696       65,228
   Eli Lilly & Co.                   982,074       64,878
   Bell Atlantic Corp.             1,358,700       61,991
   American Home
    Products Corp.                 1,164,074       60,241
   Schering-Plough Corp.             650,580       59,609
   The Chase Manhattan Corp.         756,800       57,138
   Gillette Co.                      996,256       56,475
   Abbott Laboratories             1,368,870       55,953
   PepsiCo, Inc.                   1,322,215       54,459
   Home Depot, Inc.                  651,600       54,124
-  Dell Computer Corp.               571,112       53,006
   Warner-Lambert Co.                726,728       50,417
   GTE Corp.                         853,654       47,485
   American Express Co.              408,922       46,617
   Unilever NV ADR                   567,668       44,810
   Ameritech Corp.                   975,900       43,793
   Tyco International Ltd.           517,144       32,580
   Schlumberger Ltd.                 442,306       30,215
   Monsanto Co.                      531,173       29,679
-  AirTouch Communications, Inc.     507,620       29,664

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
GROWTH PORTFOLIO                      SHARES        (000)
----------------------------------------------------------
   Xerox Corp.                       291,100    $  29,583
   Minnesota Mining &
    Manufacturing Co.                358,747       29,485
   U.S. Bancorp                      658,838       28,330
   Freddie Mac                       601,800       28,322
   Computer Associates
    International, Inc.              484,266       26,907
   Medtronic, Inc.                   416,372       26,544
   Northern Telecom Ltd.             461,614       26,197
   Emerson Electric Co.              392,600       23,703
   Sara Lee Corp.                    414,221       23,170
   Colgate-Palmolive Co.             262,586       23,108
   Kimberly-Clark Corp.              494,046       22,664
   The Gap, Inc.                     348,671       21,487
   Campbell Soup Co.                 402,700       21,393
-  Oracle Corp.                      863,958       21,221
   National City Corp.               291,100       20,668
   Anheuser-Busch Cos., Inc.         430,937       20,335
-  EMC Corp.                         441,298       19,776
   Automatic Data Processing, Inc.   266,902       19,450
   United Technologies Corp.         203,500       18,824
   Dayton Hudson Corp.               387,604       18,799
   H.J. Heinz Co.                    324,290       18,201
   Walgreen Co.                      440,466       18,197
   Gannett Co., Inc.                 252,256       17,926
-  Tele-Communications, Inc.
    Class A                          449,823       17,290
   Bestfoods                         256,080       14,869
   Illinois Tool Works, Inc.         221,590       14,777
   Waste Management Inc.             421,800       14,763
-  Amgen, Inc.                       225,281       14,728
   MBNA Corp.                        444,486       14,668
   Kellogg Co.                       362,922       13,632
   ConAgra, Inc.                     426,022       13,500
   HBO & Co.                         381,000       13,430
   Baxter International, Inc.        249,242       13,412
   Fifth Third Bancorp               212,119       13,364
   CVS Corp.                         340,844       13,272
-  Boston Scientific Corp.           172,387       12,347
   Franklin Resources Corp.          224,300       12,112
   Comcast Corp. Class A Special     297,249       12,066
   Pitney Bowes, Inc.                242,600       11,675
-  Tellabs, Inc.                     161,584       11,573
   Mattel, Inc.                      260,265       11,012
   Ralston-Ralston Purina Group       93,681       10,943
   Halliburton Co.                   233,236       10,394
   Wrigley, (Wm.) Jr. Co.            103,109       10,105
   State Street Corp.                143,000        9,939
-  The Kroger Co.                    227,072        9,736
   General Mills, Inc.               140,358        9,597
   Guidant Corp.                     133,700        9,534
   Cardinal Health, Inc.              98,000        9,188
   Cognizant Corp.                   144,377        9,096
   Avon Products, Inc.               116,874        9,058
   Pioneer Hi-Bred
    International, Inc.              216,609        8,962
   Computer Sciences Corp.           138,300        8,851
   The Clorox Co.                     92,170        8,791
   Hershey Foods Corp.               126,968        8,761
   Fort James Corp.                  195,500        8,700
   Becton, Dickinson & Co.           109,200        8,477
-  Ascend Communications, Inc.       171,000        8,475
   Charles Schwab Corp.              236,700        7,693
   Sysco Corp.                       299,330        7,670
   Omnicom Group Inc.                151,000        7,531
   Interpublic Group of Cos., Inc.   120,897        7,337
   Marriott International, Inc.
    Class A                          226,532        7,334
   Corning, Inc.                     205,804        7,152
-  US Airways Group, Inc.             89,479        7,091
   Newell Co.                        141,275        7,037
-  Gateway, Inc.                     138,000        6,986
   TJX Cos., Inc.                    283,192        6,832
   Dover Corp.                       197,776        6,774
   The Quaker Oats Co.               122,856        6,749
   Providian Financial Corp.          84,300        6,623
-  Parametric Technology Corp.       239,900        6,507
-  Unisys Corp.                      222,900        6,297
   Hilton Hotels Corp.               218,848        6,237
   Southwest Airlines Co.            197,900        5,863
   Avery Dennison Corp.              104,038        5,592
   Synovus Financial Corp.           233,300        5,541
   Washington Mutual, Inc.           127,519        5,539
   The Dun & Bradstreet Corp.        152,200        5,498
   The Times Mirror Co. Class A       78,700        4,948
   Frontier Corp.                    151,800        4,782
   Equifax, Inc.                     131,100        4,761
   UST, Inc.                         164,576        4,444
   SLM Holding Corp.                  90,100        4,415
-  Tricon Global Restaurants, Inc.   135,100        4,281
   International Flavors &
    Fragrances, Inc.                  95,524        4,149
   Maytag Corp.                       83,300        4,113
-  Western Atlas, Inc.                48,400        4,108
-  Ceridian Corp.                     64,363        3,781
-  General Instrument Corp.          133,126        3,619
   Ecolab, Inc.                      114,228        3,541
-  ALZA Corp.                         76,300        3,300
   Biomet, Inc.                       99,260        3,282
   The Stanley Works                  78,700        3,271
-  Sealed Air Corp.                   74,016        2,720
   Perkin-Elmer Corp.                 43,525        2,707
   Freeport-McMoRan Copper &
    Gold Inc. Class B                160,724        2,441
   Meredith Corp.                     46,600        2,187
-  Applied Materials, Inc.            72,976        2,153
-  3Com Corp.                         69,448        2,131
-  Fruit of the Loom, Inc.            63,500        2,107
-  Oryx Energy Co.                    94,138        2,083
   Owens Corning                      47,859        1,953
   Shared Medical Systems Corp.       23,319        1,712
   Autodesk, Inc.                     41,500        1,603
   Tupperware Corp.                   55,300        1,555
   Aeroquip-Vickers Inc.              25,002        1,459
-  Stone Container Corp.              88,000        1,375
   Capital One Financial Corp.         9,300        1,155
   Comcast Corp. Class A              27,755        1,103
   Millipore Corp.                    38,850        1,059
   Jostens Inc.                       33,100          799
-  Armco, Inc.                        95,631          610

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
                                      SHARES        (000)
----------------------------------------------------------
-  Sun Microsystems, Inc.              7,926      $   344
-  Andrew Corp.                       18,004          325
-  Vlasic Foods International, Inc.   13,950          281
   Freeport-McMoRan Copper &
    Gold, Inc. Class A                 4,000           57
-  Costco Cos., Inc.                     450           28
-  Fresenius National Medical
    Care Pfd.                         21,100            1
----------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $3,022,479)                            4,166,968
----------------------------------------------------------
----------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
----------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.6%)
----------------------------------------------------------
U.S. Treasury Bill
(2) 4.744%, 7/9/1998               $     800          799
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   5.67%, 7/1/1998                    24,641       24,641
----------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $25,440)                                  25,440
----------------------------------------------------------
TOTAL INVESTMENTS (100.6%)
   (COST $3,047,919)                            4,192,408
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (-0.6%)         (26,949)
----------------------------------------------------------
NET ASSETS (100%)                              $4,165,459
==========================================================

*  See Note A in Notes to Financial Statements.

-  Non-Income-Producing Security.

(1)The combined market value of common stocks and index futures contracts represents 100.3% of net assets. See Note E in Notes to Financial Statements.

(2)Security segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.

----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------
ASSETS
Investments in Securities, at Value            $4,192,408
Receivables for Investment
   Securities Sold                                342,813
Other Assets--Note B                               27,686
                                               -----------
     Total Assets                               4,562,907
                                               -----------
LIABILITIES
Payables for Investment Securities
   Purchased                                      392,424
Other Liabilities                                   5,024
                                               -----------
     Total Liabilities                            397,448
----------------------------------------------------------
NET ASSETS                                     $4,165,459
==========================================================

----------------------------------------------------------

                                                   AMOUNT
                                                    (000)
----------------------------------------------------------
 AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
----------------------------------------------------------
 Paid in Capital--Note D                       $2,995,517
 Undistributed Net Investment Income                  773
 Accumulated Net Realized Gains--Note D            24,209
 Unrealized Appreciation--Note E
   Investment Securities                        1,144,489
   Futures Contracts                                  471
----------------------------------------------------------
 NET ASSETS                                    $4,165,459
==========================================================

 Investor Shares--Net Assets
   Applicable to 150,312,986 outstanding
   shares of beneficial interest
   (unlimited authorization)                   $4,149,379
----------------------------------------------------------
 NET ASSET VALUE PER SHARE--
   INVESTOR SHARES                                 $27.60
==========================================================

 Institutional Shares--Net Assets
   Applicable to 582,438 outstanding
   shares of beneficial interest
   (unlimited authorization)                      $16,080
----------------------------------------------------------
 NET ASSET VALUE PER SHARE--
   INSTITUTIONAL SHARES                            $27.61
==========================================================

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
VALUE PORTFOLIO                       SHARES        (000)
----------------------------------------------------------
COMMON STOCKS (99.8%)(1)
----------------------------------------------------------
   Exxon Corp.                     1,304,712   $   93,042
   Royal Dutch Petroleum
    Co. ADR                        1,143,432       62,674
   AT&T Corp.                        866,100       49,476
   NationsBank Corp.                 510,794       39,076
   The Walt Disney Co.               363,543       38,195
   Ford Motor Co.                    646,764       38,159
   Travelers Group Inc.              613,209       37,176
   Citicorp                          240,771       35,935
   BellSouth Corp.                   527,982       35,441
   Fannie Mae                        554,000       33,656
   Hewlett-Packard Co.               553,400       33,135
   Mobil Corp.                       416,682       31,928
   BankAmerica Corp.                 364,068       31,469
   First Union Corp.                 521,745       30,392
   Morgan Stanley Dean
    Witter & Co.                     320,600       29,295
   Chevron Corp.                     348,780       28,971
   Time Warner, Inc.                 315,021       26,915
-  WorldCom, Inc.                    552,352       26,755
   McDonald's Corp.                  366,600       25,295
   Compaq Computer Corp.             883,000       25,055
   The Boeing Co.                    538,755       24,008
   General Motors Corp.              356,367       23,810
   MCI Communications Corp.          386,237       22,450
   Amoco Corp.                       511,736       21,301
   Banc One Corp.                    374,239       20,887
   Allstate Corp.                    223,857       20,497
   Chrysler Corp.                    344,200       19,404
   Texaco Inc.                       288,486       17,219
   Merrill Lynch & Co., Inc.         184,470       17,017
   Wells Fargo & Co.                  45,477       16,781
   Motorola, Inc.                    318,712       16,752
   Sprint Corp.                      229,600       16,187
   Norwest Corp.                     403,562       15,083
-  MediaOne Group, Inc.              324,671       14,265
   Associates First Capital Corp.    184,790       14,206
   First Chicago NBD Corp.           153,108       13,569
   AlliedSignal Inc.                 301,400       13,375
   Atlantic Richfield Co.            171,112       13,368
   Sears, Roebuck & Co.              208,500       12,732
   Fleet Financial Group, Inc.       151,490       12,649
   Eastman Kodak Co.                 172,100       12,574
   U S West, Inc.                    267,421       12,569
   Pharmacia & Upjohn, Inc.          270,923       12,496
   The Bank of New York Co., Inc.    200,476       12,166
   Texas Instruments, Inc.           208,600       12,164
   CBS Corp.                         382,941       12,158
   Dow Chemical Co.                  120,076       11,610
   Duke Energy Corp.                 192,217       11,389
   J.P. Morgan & Co., Inc.            95,139       11,143
   Lockheed Martin Corp.             104,261       11,039
-  Viacom Inc. Class B               189,383       11,032
   Caterpillar, Inc.                 195,476       10,336
   General Re Corp.                   40,771       10,335
   Southern Co.                      371,899       10,297
   Columbia/HCA Healthcare Corp.     343,174        9,995
   J.C. Penney Co., Inc.             133,869        9,680
   Mellon Bank Corp.                 138,784        9,663
   American General Corp.            135,237        9,627
-  Cendant Corp.                     454,800        9,494
   Enron Corp.                       175,200        9,472
   Wachovia Corp.                    109,954        9,291
   SunTrust Banks, Inc.              112,576        9,154
   Washington Mutual, Inc.           206,800        8,983
-  Sun Microsystems, Inc.            202,400        8,792
   Raytheon Co. Class B              148,577        8,785
   BankBoston Corp.                  156,568        8,709
   PNC Bank Corp.                    160,366        8,630
   Household International, Inc.     171,693        8,542
   KeyCorp                           234,698        8,361
   Marsh & McLennan Cos., Inc.       137,100        8,286
   Burlington Northern
    Santa Fe Corp.                    84,060        8,254
-  AMR Corp.                          97,268        8,098
   May Department Stores Co.         123,118        8,064
   First Data Corp.                  238,100        7,932
   CIGNA Corp.                       114,814        7,922
   Williams Cos., Inc.               226,071        7,630
   Lowe's Cos., Inc.                 186,540        7,567
   The Seagram Co. Ltd.              184,631        7,558
   NIKE, Inc. Class B                153,400        7,469
-  Costco Cos., Inc.                 115,200        7,265
-  Clear Channel
    Communications, Inc.              66,100        7,213
   The Chubb Corp.                    89,599        7,202
   The Hartford Financial Services
    Group Inc.                        62,785        7,181
   International Paper Co.           163,994        7,052
   Deere & Co.                       132,278        6,994
   Albertson's, Inc.                 131,053        6,790
   Phillips Petroleum Co.            139,228        6,709
   PPG Industries, Inc.               94,530        6,576
   United Healthcare Corp.           102,721        6,523
   PG&E Corp.                        203,383        6,419
   Aon Corp.                          89,953        6,319
   Textron, Inc.                      87,230        6,253
   Texas Utilities Co.               149,067        6,205
   FPL Group, Inc.                    96,792        6,098
   Bankers Trust Corp.                52,227        6,062
-  Federated Department
    Stores, Inc.                     112,333        6,045
   Norfolk Southern Corp.            201,925        6,020
   SunAmerica Inc.                   104,200        5,985
   Aluminum Co. of America            89,751        5,918
   Aetna Inc.                         77,615        5,908
   Archer-Daniels-Midland Co.        304,231        5,894
   Service Corp. International       136,530        5,854
-  3Com Corp.                        190,000        5,831
   Union Pacific Corp.               131,900        5,820
   Consolidated Edison Inc.          125,609        5,786
-  Applied Materials, Inc.           195,700        5,773
-  HEALTHSOUTH Corp.                 214,000        5,711
   Edison International              193,097        5,708
   Honeywell, Inc.                    67,300        5,624
   Comerica, Inc.                     83,512        5,533
   Masco Corp.                        90,607        5,482
   Progressive Corp. of Ohio          38,700        5,457
   The Goodyear Tire & Rubber Co.     83,817        5,401

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
                                      SHARES        (000)
----------------------------------------------------------
   Loews Corp.                        61,275     $  5,339
   CSX Corp.                         116,819        5,315
   USX-Marathon Group                154,160        5,290
   Occidental Petroleum Corp.        195,830        5,287
   St. Paul Cos., Inc.               125,104        5,262
   Delta Air Lines, Inc.              40,382        5,219
   Rite Aid Corp.                    137,500        5,165
-  Tenet Healthcare Corp.            164,323        5,135
   BB&T Corp.                         75,300        5,092
   ALLTEL Corp.                      109,400        5,087
   Rockwell International Corp.      104,768        5,035
-  Kmart Corp.                       260,193        5,009
   Air Products & Chemicals, Inc.    124,900        4,996
-  FDX Corp.                          78,443        4,922
   Lehman Brothers Holdings, Inc.     63,200        4,902
   Weyerhaeuser Co.                  106,110        4,901
   Lincoln National Corp.             53,615        4,899
   Houston Industries, Inc.          157,713        4,869
   Conseco Inc.                       99,700        4,661
   American Electric Power
    Co., Inc.                        101,544        4,608
   Unocal Corp.                      128,700        4,601
   Northern Trust Corp.               59,500        4,537
   Summit Bancorp.                    94,700        4,498
   Tribune Co.                        65,200        4,487
   Beneficial Corp.                   29,170        4,468
   The McGraw-Hill Cos., Inc.         53,027        4,325
   Public Service Enterprise
    Group, Inc.                      123,716        4,260
   Dominion Resources, Inc.          104,348        4,252
   H.F. Ahmanson & Co.                58,507        4,154
   Dresser Industries, Inc.           93,539        4,122
   UNUM Corp.                         73,758        4,094
   Mercantile Bancorp, Inc.           81,000        4,080
   Burlington Resources, Inc.         94,439        4,067
   Unicom Corp.                      115,708        4,057
   Winn-Dixie Stores, Inc.            79,200        4,054
   New York Times Co. Class A         51,108        4,050
   AMP, Inc.                         116,989        4,022
   The Limited, Inc.                 121,000        4,008
   Coastal Corp.                      56,664        3,956
   Praxair, Inc.                      84,100        3,937
   MBIA, Inc.                         52,100        3,901
   Ingersoll-Rand Co.                 88,289        3,890
   Union Carbide Corp.                72,628        3,877
   Transamerica Corp.                 33,585        3,866
   Barrick Gold Corp.                198,900        3,816
-  Bay Networks, Inc.                118,300        3,815
   FirstEnergy Corp.                 122,931        3,780
   Entergy Corp.                     131,345        3,776
   Northrop Grumman Corp.             36,102        3,723
-  Owens-Illinois, Inc.               82,400        3,687
   Republic New York Corp.            57,592        3,625
   PacifiCorp                        158,526        3,587
   TRW, Inc.                          65,364        3,571
-  NEXTEL Communications, Inc.       143,100        3,560
   Fortune Brands, Inc.               92,244        3,546
   Cooper Industries, Inc.            64,416        3,539
   American Stores Co.               145,698        3,524
-  Toys R Us, Inc.                   148,790        3,506
   Carolina Power & Light Co.         80,701        3,500
-  Sempra Energy                     125,854        3,492
   MGIC Investment Corp.              61,000        3,481
   R.R. Donnelley & Sons Co.          75,702        3,463
   PECO Energy Corp.                 118,658        3,463
   Tenneco, Inc.                      90,469        3,443
   Huntington Bancshares Inc.        102,599        3,437
   Torchmark Corp.                    74,764        3,420
   SAFECO Corp.                       75,255        3,419
   Browning-Ferris Industries, Inc.   98,215        3,413
   Rohm & Haas Co.                    32,360        3,363
   Alcan Aluminium Ltd.              121,298        3,351
   VF Corp.                           64,916        3,343
   Cincinnati Financial Corp.         87,000        3,339
   Genuine Parts Co.                  95,428        3,298
   Jefferson-Pilot Corp.              56,753        3,288
   Golden West Financial Corp.        30,545        3,247
   Crown Cork & Seal Co., Inc.        66,331        3,151
   Nordstrom, Inc.                    40,700        3,144
   General Dynamics Corp.             67,422        3,135
   Baker Hughes, Inc.                 90,528        3,129
   DTE Energy Co.                     77,360        3,123
   Black & Decker Corp.               50,700        3,093
-  Seagate Technology                129,600        3,086
   Sherwin-Williams Co.               92,560        3,066
   Green Tree Financial Corp.         71,463        3,059
   Central & South West Corp.        113,186        3,042
   Dana Corp.                         56,402        3,017
   Consolidated Natural Gas Co.       51,133        3,010
   Eaton Corp.                        38,113        2,963
   CINergy Corp.                      84,081        2,943
   Countrywide Credit
    Industries, Inc.                  57,900        2,938
   Ameren Corp.                       73,129        2,907
-  Thermo Electron Corp.              84,920        2,903
   Georgia Pacific Group              48,963        2,886
   Tandy Corp.                        53,984        2,865
   Bear Stearns Co., Inc.             50,000        2,844
-  Micron Technology, Inc.           113,430        2,814
   Hasbro, Inc.                       70,791        2,783
   Dow Jones & Co., Inc.              49,682        2,770
-  Humana, Inc.                       88,800        2,769
   Whirlpool Corp.                    40,278        2,769
   Rubbermaid, Inc.                   79,900        2,652
   Amerada Hess Corp.                 48,734        2,647
   Eastman Chemical Co.               42,211        2,628
-  AutoZone Inc.                      81,350        2,598
   W.W. Grainger, Inc.                52,124        2,596
   Johnson Controls, Inc.             45,128        2,581
   GPU, Inc.                          68,155        2,577
   Champion International Corp.       51,316        2,524
   Columbia Energy Group              44,413        2,470
   Circuit City Stores, Inc.          52,639        2,467
   Baltimore Gas & Electric Co.       78,872        2,450
   Allegheny Teledyne Inc.           104,800        2,397
-  Novell, Inc.                      187,507        2,391
   Dillard's Inc.                     57,449        2,381
   ITT Industries, Inc.               63,183        2,361
   Brown-Forman Corp. Class B         36,662        2,356
   H & R Block, Inc.                  55,900        2,355

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
VALUE PORTFOLIO                       SHARES        (000)
----------------------------------------------------------
   Union Pacific Resources
    Group, Inc.                      133,900    $   2,352
   Knight Ridder                      41,794        2,301
   Northern States Power Co.          80,364        2,300
   Sonat, Inc.                        58,656        2,266
   Harcourt General, Inc.             37,823        2,250
   Parker Hannifin Corp.              58,957        2,248
   Fluor Corp.                        43,795        2,234
   PACCAR, Inc.                       41,600        2,174
   Nucor Corp.                        46,976        2,161
   Anadarko Petroleum Corp.           32,100        2,157
   Reynolds Metals Co.                38,368        2,146
   Laidlaw, Inc.                     175,245        2,136
   Ashland, Inc.                      40,468        2,089
-  Consolidated Stores, Inc.          57,600        2,088
   Hercules, Inc.                     50,600        2,081
-  Mirage Resorts, Inc.               95,700        2,040
-  Apple Computer, Inc.               70,916        2,034
   PP&L Resources Inc.                89,304        2,026
   American Greetings Corp. Class A   38,810        1,977
   Newmont Mining Corp.               83,500        1,973
-  DSC Communications Corp.           65,122        1,954
   Sun Co., Inc.                      49,980        1,940
   The BFGoodrich Co.                 38,898        1,930
   Case Corp.                         39,832        1,922
   Harris Corp.                       42,688        1,908
   Willamette Industries, Inc.        59,392        1,901
   Sigma-Aldrich Corp.                53,990        1,896
   U.S. Surgical Corp.                40,868        1,865
   Raytheon Co. Class A               32,092        1,849
   Liz Claiborne, Inc.                35,207        1,840
   Union Camp Corp.                   36,903        1,831
   Phelps Dodge Corp.                 31,316        1,791
   The Mead Corp.                     55,540        1,763
   Morton International, Inc.         69,474        1,737
-  LSI Logic Corp.                    75,100        1,732
   Echlin, Inc.                       33,873        1,662
-  St. Jude Medical, Inc.             44,780        1,648
   Apache Corp.                       52,300        1,647
   Wendy's International, Inc.        69,970        1,644
   Allergan, Inc.                     35,100        1,628
   Temple-Inland Inc.                 29,889        1,610
   Placer Dome, Inc.                 133,335        1,567
   Engelhard Corp.                    77,100        1,561
   Mercantile Stores Co., Inc.        19,557        1,544
   Deluxe Corp.                       43,100        1,544
   Westvaco Corp.                     54,141        1,529
   USX-U.S. Steel Group               46,280        1,527
-  Niagara Mohawk Power Corp.        100,996        1,509
   Adobe Systems, Inc.                35,500        1,507
   Bausch & Lomb, Inc.                29,687        1,488
   Kerr-McGee Corp.                   25,462        1,474
   Thomas & Betts Corp.               29,451        1,450
   Armstrong World Industries Inc.    21,365        1,439
   SuperValu Inc.                     32,024        1,421
   Giant Food, Inc. Class A           32,047        1,380
-  Venator Group, Inc.                71,920        1,375
   Pall Corp.                         66,200        1,357
   Raychem Corp.                      44,800        1,324
   Brunswick Corp.                    53,037        1,313
   Manor Care Inc.                    33,968        1,306
-  Advanced Micro Devices, Inc.       76,490        1,305
   Pennzoil Co.                       25,446        1,288
-  KLA-Tencor Corp.                   46,000        1,274
-  FMC Corp.                          18,463        1,259
-  Harrah's Entertainment, Inc.       54,000        1,256
   Ryder System, Inc.                 39,650        1,251
   Great Lakes Chemical Corp.         31,465        1,241
   Nalco Chemical Co.                 35,320        1,241
-  Silicon Graphics, Inc.            100,664        1,221
   Darden Restaurants Inc.            76,118        1,208
   Inco Ltd.                          88,559        1,207
   Centex Corp.                       31,698        1,197
   Crane Co.                          24,383        1,184
   Homestake Mining Co.              112,700        1,169
   Bemis Co., Inc.                    28,506        1,165
   Mallinckrodt, Inc.                 39,026        1,159
   C.R. Bard, Inc.                    30,390        1,157
-  National Semiconductor Corp.       87,560        1,155
   National Service Industries, Inc.  22,639        1,152
   Snap-On Inc.                       31,529        1,143
-  Cabletron Systems, Inc.            84,400        1,134
   McDermott International, Inc.      32,232        1,110
-  360 Communications Co.             34,500        1,104
   Louisiana-Pacific Corp.            58,599        1,069
   Scientific-Atlanta, Inc.           42,017        1,066
-  Navistar International Corp.       36,822        1,063
   IKON Office Solutions, Inc.        72,235        1,052
   Cummins Engine Co., Inc.           20,453        1,048
   NICOR, Inc.                        25,537        1,025
   The Timken Co.                     33,144        1,021
-  King World Productions, Inc.       39,022          995
   Boise Cascade Corp.                30,182          988
   Tektronix, Inc.                    27,000          955
-  Rowan Cos., Inc.                   46,400          902
   Alberto-Culver Co. Class B         30,394          881
   Cooper Tire & Rubber Co.           42,091          868
-  Andrew Corp.                       47,300          854
-  Bethlehem Steel Corp.              68,390          851
   Polaroid Corp.                     23,684          842
   General Signal Corp.               23,316          839
-  Reebok International Ltd.          30,100          833
   Fleetwood Enterprises, Inc.        19,722          789
   Worthington Industries, Inc.       50,956          768
   Battle Mountain Gold Co. Class A  122,580          728
   Harnischfeger Industries Inc.      25,520          723
   EG&G, Inc.                         23,925          718
   Peoples Energy Corp.               18,569          717
   W.R. Grace & Co.                   40,500          691
   Great Atlantic & Pacific Tea
    Co., Inc.                         20,377          674
   Pulte Corp.                        22,382          669
   ONEOK, Inc.                        16,700          666
   Kaufman & Broad Home Corp.         20,957          665
   Ball Corp.                         16,381          658
   Adolph Coors Co. Class B           19,316          657
   Cyprus Amax Minerals Co.           49,188          652
   Potlatch Corp.                     15,458          649
   The Pep Boys
    (Manny, Moe & Jack)               33,400          633

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
                                      SHARES        (000)
----------------------------------------------------------
   Moore Corp. Ltd.                   46,759    $     620
   Longs Drug Stores, Inc.            20,552          593
   Helmerich & Payne, Inc.            26,616          592
   Russell Corp.                      19,390          585
   NACCO Industries, Inc. Class A      4,430          573
   Cincinnati Milacron, Inc.          21,053          512
   Briggs & Stratton Corp.            12,850          481
   ASARCO, Inc.                       21,165          471
   Eastern Enterprises                10,925          468
   Springs Industries Inc. Class A    10,126          467
   Foster Wheeler Corp.               21,700          465
-  Data General Corp.                 25,055          374
-  Charming Shoppes, Inc.             13,721           65
-  Octel Corp.                         2,266           45
-  Viacom Inc. Class A                   766           45
----------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $1,699,428)                            2,281,979
----------------------------------------------------------
----------------------------------------------------------
                                        FACE
                                      AMOUNT
                                       (000)
----------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.1%)
----------------------------------------------------------
U.S. Treasury Bill
(2) 4.97%, 7/23/1998                 $   400          399
REPURCHASE AGREEMENT
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   5.67%, 7/1/1998                     2,483        2,483
----------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $2,882)                                    2,882
----------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
   (COST $1,702,310)                            2,284,861
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (0.1%)            2,756
----------------------------------------------------------
NET ASSETS (100%)                              $2,287,617
==========================================================

*  See Note A in Notes to Financial Statements.

-  Non-Income-Producing Security.

(1)The combined market value of common stocks and index futures contracts represents 100.1% of net assets. See Note E in Notes to Financial Statements.

(2)Security segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.

----------------------------------------------------------
                                                   MARKET
                                                   VALUE*
                                                    (000)
----------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------
ASSETS
Investments in Securities, at Value            $2,284,861
Receivables for Investment
   Securities Sold                                232,103
Other Assets--Note B                                8,794
                                               -----------
     Total Assets                               2,525,758
                                               -----------
LIABILITIES
Payables for Investment Securities
   Purchased                                      225,081
Other Liabilities                                  13,060
                                               -----------
     Total Liabilities                            238,141
----------------------------------------------------------
NET ASSETS                                     $2,287,617
==========================================================
----------------------------------------------------------
 AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
----------------------------------------------------------
                                                   AMOUNT
                                                    (000)
----------------------------------------------------------
 Paid in Capital                               $1,640,870
 Undistributed Net Investment Income                4,028
 Accumulated Net Realized Gains                    60,270
 Unrealized Appreciation
   (Depreciation)--Note E
   Investment Securities                          582,551
   Futures Contracts                                 (102)
----------------------------------------------------------
 NET ASSETS                                    $2,287,617
==========================================================

 Investor Shares--Net Assets
   Applicable to 100,131,408 outstanding
   shares of beneficial interest
   (unlimited authorization)                   $2,287,617
----------------------------------------------------------
 NET ASSET VALUE PER SHARE--
   INVESTOR SHARES                                 $22.85
==========================================================

--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
COMMON STOCKS (95.8%)(1)
--------------------------------------------------------------
   General Electric Co.                2,440,594  $  222,094
-  Microsoft Corp.                     1,809,588     196,114
   The Coca-Cola Co.                   1,844,344     157,691
   Exxon Corp.                         1,838,880     131,135
   Merck & Co., Inc.                     893,617     119,521
   Pfizer, Inc.                          964,498     104,829
   Wal-Mart Stores, Inc.               1,674,884     101,749
   Procter & Gamble Co.                1,001,108      91,163
   Intel Corp.                         1,220,026      90,434
   Bristol-Myers Squibb Co.              741,524      85,229
   International Business
    Machines Corp.                       725,032      83,243
   Lucent Technologies, Inc.             970,384      80,724
   American International
    Group, Inc.                          523,171      76,383
   Johnson & Johnson                   1,002,982      73,970
   Philip Morris Cos., Inc.            1,807,913      71,187
-  Cisco Systems, Inc.                   758,928      69,869
-  Berkshire Hathaway Class A                889      69,613
   AT&T Corp.                          1,211,317      69,196
   E.I. du Pont de Nemours & Co.         843,848      62,972
   SBC Communications Inc.             1,367,050      54,682
   Eli Lilly & Co.                       827,270      54,652
   NationsBank Corp.                     701,148      53,638
   The Walt Disney Co.                   503,549      52,904
   Bell Atlantic Corp.                 1,158,388      52,851
   Ford Motor Co.                        894,872      52,797
   Travelers Group Inc.                  855,159      51,844
   Citicorp                              340,709      50,851
   American Home Products Corp.          968,982      50,145
   Schering-Plough Corp.                 546,062      50,033
   BellSouth Corp.                       739,508      49,639
   Fannie Mae                            791,238      48,068
   The Chase Manhattan Corp.             628,672      47,465
   Gillette Co.                          835,368      47,355
   Abbott Laboratories                 1,140,830      46,631
   PepsiCo, Inc.                       1,131,372      46,598
   Hewlett-Packard Co.                   775,700      46,445
   Home Depot, Inc.                      545,593      45,318
-  Dell Computer Corp.                   486,928      45,193
   Mobil Corp.                           585,008      44,826
   BankAmerica Corp.                     517,150      44,701
   First Union Corp.                     746,686      43,494
   Warner-Lambert Co.                    609,251      42,267
   Chevron Corp.                         489,850      40,688
   Morgan Stanley Dean
    Witter & Co.                         441,801      40,370
   GTE Corp.                             714,070      39,720
   American Express Co.                  346,675      39,521
   Time Warner, Inc.                     431,353      36,854
   Ameritech Corp.                       816,238      36,629
-  WorldCom, Inc.                        755,439      36,592
   McDonald's Corp.                      513,719      35,447
   General Motors Corp.                  527,441      35,240
   Compaq Computer Corp.               1,230,348      34,911
   The Boeing Co.                        745,478      33,220
   Amoco Corp.                           726,248      30,230
   MCI Communications Corp.              519,399      30,190
   Allstate Corp.                        319,791      29,281
   Banc One Corp.                        518,201      28,922
   Chrysler Corp.                        483,586      27,262
   Schlumberger Ltd.                     371,208      25,358
   Minnesota Mining &
    Manufacturing Co.                    304,779      25,049
   Monsanto Co.                          442,282      24,712
   Xerox Corp.                           243,033      24,698
-  AirTouch Communications, Inc.         420,868      24,594
   Texaco Inc.                           408,740      24,397
   Freddie Mac                           518,304      24,393
   Wells Fargo & Co.                      64,707      23,877
   U.S. Bancorp                          549,216      23,616
   Motorola, Inc.                        445,192      23,400
   Merrill Lynch & Co., Inc.             248,496      22,924
   Computer Associates
    International, Inc.                  407,281      22,630
   Sprint Corp.                          320,546      22,598
   Medtronic, Inc.                       349,500      22,281
   Norwest Corp.                         563,316      21,054
   Associates First Capital Corp.        265,872      20,439
   Emerson Electric Co.                  330,694      19,966
-  MediaOne Group, Inc.                  452,764      19,893
   Sara Lee Corp.                        352,897      19,740
   Colgate-Palmolive Co.                 220,616      19,414
   First Chicago NBD Corp.               216,950      19,227
   Kimberly-Clark Corp.                  414,556      19,018
   Atlantic Richfield Co.                239,270      18,693
   AlliedSignal Inc.                     420,684      18,668
   The Gap, Inc.                         295,098      18,185
   Campbell Soup Co.                     340,448      18,086
-  Oracle Corp.                          733,775      18,023
   Sears, Roebuck & Co.                  292,387      17,854
   Eastman Kodak Co.                     242,312      17,704
   Carnival Corp.                        443,294      17,566
   U S West, Inc.                        372,461      17,506
   National City Corp.                   245,046      17,398
-  America Online, Inc.                  162,800      17,257
   Anheuser-Busch Cos., Inc.             365,440      17,244
   The Bank of New York Co., Inc.        280,972      17,051
   Texas Instruments, Inc.               291,102      16,975
   Fleet Financial Group, Inc.           203,260      16,972
   CBS Corp.                             530,497      16,843
-  EMC Corp.                             369,844      16,574
   Dow Chemical Co.                      169,186      16,358
   Automatic Data Processing, Inc.       222,921      16,245
   United Technologies Corp.             173,818      16,078
   Duke Energy Corp.                     268,392      15,902
   Dayton Hudson Corp.                   326,006      15,811
   J.P. Morgan & Co., Inc.               132,536      15,523
   Lockheed Martin Corp.                 144,957      15,347
   H.J. Heinz Co.                        272,605      15,300
   Walgreen Co.                          369,360      15,259
   Gannett Co., Inc.                     211,600      15,037
   General Re Corp.                       58,543      14,841
   Caterpillar, Inc.                     277,716      14,684
   Electronic Data Systems Corp.         366,755      14,670
-  Viacom Inc. Class B                   251,218      14,633
-  Safeway, Inc.                         358,428      14,584
-  Tele-Communications, Inc.
    Class A                              377,255      14,501

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
--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
   Southern Co.                          514,723   $  14,251
   Columbia/HCA Healthcare Corp.         482,903      14,065
   J.C. Penney Co., Inc.                 186,387      13,478
   American General Corp.                189,315      13,477
   Enron Corp.                           245,027      13,247
   Mellon Bank Corp.                     189,906      13,222
   Wachovia Corp.                        153,620      12,981
-  Amgen, Inc.                           195,848      12,804
   SunTrust Banks, Inc.                  157,339      12,794
-  Cendant Corp.                         604,276      12,614
   Washington Mutual, Inc.               287,193      12,475
   Bestfoods                             214,526      12,456
   The Equitable Cos.                    165,991      12,439
   Illinois Tool Works, Inc.             186,106      12,411
   MBNA Corp.                            373,751      12,334
   PNC Bank Corp.                        227,490      12,242
-  Sun Microsystems, Inc.                280,904      12,202
   BankBoston Corp.                      216,192      12,026
   Household International, Inc.         239,436      11,912
   Waste Management Inc.                 339,413      11,879
   KeyCorp                               327,680      11,674
   Kellogg Co.                           306,486      11,512
   Marsh & McLennan Cos., Inc.           190,056      11,486
   Burlington Northern
    Santa Fe Corp.                       116,570      11,446
   CIGNA Corp.                           165,728      11,435
-  AMR Corp.                             136,022      11,324
   Coca-Cola Enterprises, Inc.           288,135      11,309
   May Department Stores Co.             172,498      11,299
   Baxter International, Inc.            208,935      11,243
   ConAgra, Inc.                         354,668      11,239
   Fifth Third Bancorp                   177,964      11,212
   CVS Corp.                             285,150      11,103
   HBO & Co.                             313,712      11,058
   Raytheon Co. Class B                  183,022      10,821
   First Data Corp.                      319,258      10,635
   Lowe's Cos., Inc.                     260,874      10,582
   NIKE, Inc. Class B                    216,832      10,557
   Pitney Bowes, Inc.                    216,070      10,398
-  Boston Scientific Corp.               145,163      10,397
   Williams Cos., Inc.                   306,520      10,345
   The Chubb Corp.                       126,962      10,205
   Franklin Resources Corp.              188,560      10,182
   PG&E Corp.                            318,851      10,064
-  Costco Cos., Inc.                     159,461      10,056
   The Hartford Financial
    Services Group Inc.                   87,854      10,048
-  Clear Channel
    Communications, Inc.                  92,051      10,045
   Comcast Corp. Class A Special         246,829      10,020
   Deere & Co.                           185,709       9,819
   International Paper Co.               225,446       9,694
-  Tellabs, Inc.                         135,088       9,676
-  Level 3 Communications, Inc.          128,900       9,539
   Albertson's, Inc.                     183,198       9,492
   Phillips Petroleum Co.                196,303       9,459
   Ralston-Ralston Purina Group           79,735       9,314
-  Cox Communications Class A            191,635       9,282
   PPG Industries, Inc.                  132,894       9,244
   Mattel, Inc.                          216,884       9,177
   United Healthcare Corp.               140,546       8,925
   Aon Corp.                             125,127       8,790
   Textron, Inc.                         122,212       8,761
   Halliburton Co.                       195,446       8,710
   FPL Group, Inc.                       135,311       8,525
   Aluminum Co. of America               128,633       8,482
   Bankers Trust Corp.                    73,081       8,482
   Wrigley, (Wm.) Jr. Co.                 86,388       8,466
-  Republic Industries, Inc.             337,458       8,436
-  Federated Department
    Stores, Inc.                         156,544       8,424
   Aetna Inc.                            110,641       8,423
   Edison International                  283,903       8,393
   Norfolk Southern Corp.                281,257       8,385
-  Qwest Communications
    International Inc.                   240,262       8,379
   SunAmerica Inc.                       145,600       8,363
   State Street Corp.                    119,784       8,325
   Archer-Daniels-Midland Co.            426,220       8,258
   Union Pacific Corp.                   184,397       8,137
-  The Kroger Co.                        189,694       8,133
-  3Com Corp.                            263,809       8,096
   Consolidated Edison Inc.              175,322       8,076
   General Mills, Inc.                   117,883       8,060
   Service Corp. International           187,856       8,054
-  Applied Materials, Inc.               272,428       8,037
   Guidant Corp.                         111,956       7,984
-  USA Waste Service                     161,605       7,979
-  PeopleSoft, Inc.                      168,700       7,929
   Honeywell, Inc.                        94,779       7,920
-  BMC Software, Inc.                    151,400       7,863
-  HEALTHSOUTH Corp.                     292,871       7,816
   Comerica, Inc.                        116,991       7,751
   Texas Utilities Co.                   183,827       7,652
   Avon Products, Inc.                    98,556       7,638
   Cardinal Health, Inc.                  81,389       7,630
   Cognizant Corp.                       120,977       7,622
   Progressive Corp. of Ohio              53,900       7,600
   Pioneer Hi-Bred
    International, Inc.                  182,168       7,537
   The Goodyear Tire & Rubber Co.        116,703       7,520
   Loews Corp.                            85,671       7,464
   Masco Corp.                           123,253       7,457
   CSX Corp.                             162,788       7,407
   Computer Sciences Corp.               115,706       7,405
   USX-Marathon Group                    215,146       7,382
   The Clorox Co.                         77,076       7,351
   Hershey Foods Corp.                   106,264       7,332
   St. Paul Cos., Inc.                   172,244       7,245
   Rite Aid Corp.                        192,346       7,225
   Rockwell International Corp.          149,867       7,203
   BB&T Corp.                            106,496       7,202
   Delta Air Lines, Inc.                  55,488       7,172
-  Tenet Healthcare Corp.                228,345       7,136
-  Ascend Communications, Inc.           143,566       7,115
   Becton, Dickinson & Co.                91,164       7,077
   Air Products & Chemicals, Inc.        175,652       7,026
-  Kmart Corp.                           363,877       7,005
   Fort James Corp.                      155,822       6,934
   Lincoln National Corp.                 75,825       6,928

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
--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
   Weyerhaeuser Co.                      148,185     $ 6,844
-  Compuware Corp.                       133,700       6,835
-  FDX Corp.                             108,912       6,834
-  AES Corp.                             129,652       6,815
   Occidental Petroleum Corp.            252,036       6,805
   Starwood Hotels & Resorts REIT        140,351       6,781
   Conseco Inc.                          140,558       6,571
   Unocal Corp.                          182,917       6,539
   Houston Industries, Inc.              209,780       6,477
   Sysco Corp.                           252,308       6,465
-  CNA Financial Corp.                   137,584       6,406
   Charles Schwab Corp.                  197,104       6,406
   American Electric Power
    Co., Inc.                            140,742       6,386
   ALLTEL Corp.                          136,671       6,355
   SLM Holding Corp.                     129,439       6,342
   Northern Trust Corp.                   83,000       6,329
   Tribune Co.                            91,694       6,310
-  Genentech, Inc. Special
    Common Stock                          92,583       6,284
   Summit Bancorp.                       130,665       6,207
   Marriott International, Inc.
    Class A                              191,474       6,199
   AFLAC, Inc.                           203,392       6,165
-  Kohls Corp.                           117,000       6,069
   Capital One Financial Corp.            48,784       6,058
   Beneficial Corp.                       39,414       6,038
-  Staples, Inc.                         208,515       6,034
   Omnicom Group Inc.                    120,200       5,995
   The McGraw-Hill Cos., Inc.             73,470       5,992
   Corning, Inc.                         171,554       5,962
-  Tele-Communications TCI
    Ventures Group Series A              296,830       5,955
   Public Service Enterprise
    Group, Inc.                          172,125       5,928
   Lehman Brothers Holdings, Inc.         76,099       5,902
   Dominion Resources, Inc.              144,295       5,880
   Newell Co.                            118,008       5,878
-  Gateway, Inc.                         115,100       5,827
   TJX Cos., Inc.                        239,536       5,779
   H.F. Ahmanson & Co.                    81,305       5,773
   RJR Nabisco Holdings Corp.            242,219       5,753
   Dresser Industries, Inc.              130,497       5,750
   UNUM Corp.                            102,954       5,714
   Interpublic Group of Cos., Inc.        93,418       5,669
   Dover Corp.                           165,056       5,653
   Burlington Resources, Inc.            131,172       5,649
   The Quaker Oats Co.                   102,810       5,648
   Winn-Dixie Stores, Inc.               110,275       5,645
   New York Times Co. Class A             71,217       5,644
   Unicom Corp.                          160,609       5,631
   AMP, Inc.                             163,294       5,613
   McKesson Corp.                         68,694       5,581
   The Limited, Inc.                     168,091       5,568
   Providian Financial Corp.              70,599       5,546
   Coastal Corp.                          79,153       5,526
   ServiceMaster Co.                     144,900       5,515
   Praxair, Inc.                         117,633       5,507
   MBIA, Inc.                             72,712       5,444
   Ingersoll-Rand Co.                    123,463       5,440
-  US Airways Group, Inc.                 67,763       5,370
   Transamerica Corp.                     46,607       5,366
-  Yahoo!, Inc.                           33,850       5,331
   Equity Office Properties
    Trust REIT                           187,111       5,309
   Hilton Hotels Corp.                   185,998       5,301
-  Chancellor Media Corp.                106,056       5,266
   FirstEnergy Corp.                     171,200       5,264
-  Unisys Corp.                          186,280       5,262
-  Bay Networks, Inc.                    163,121       5,261
   Entergy Corp.                         182,133       5,236
-  CIENA Corp.                            74,500       5,187
-  Parametric Technology Corp.           191,050       5,182
   Intimate Brands, Inc.                 187,700       5,173
-  Owens-Illinois, Inc.                  115,228       5,156
   Northrop Grumman Corp.                 49,625       5,118
   Republic New York Corp.                81,062       5,102
-  Loral Space & Communications          178,884       5,053
   Browning-Ferris Industries, Inc.      144,802       5,032
   TRW, Inc.                              91,906       5,020
   SouthTrust Corp.                      114,833       4,995
   PacifiCorp                            220,323       4,985
   R.R. Donnelley & Sons Co.             108,880       4,981
-  Toys R Us, Inc.                       211,001       4,972
   Bear Stearns Co., Inc.                 87,359       4,969
   Cooper Industries, Inc.                90,243       4,958
   Paychex, Inc.                         121,614       4,948
   American Stores Co.                   204,054       4,936
   Fortune Brands, Inc.                  128,193       4,927
   Mercantile Bancorp, Inc.               97,374       4,905
   Royal Caribbean Cruises, Ltd.          61,500       4,889
-  Sempra Energy                         176,018       4,885
   Union Carbide Corp.                    91,446       4,881
   Carolina Power & Light Co.            112,314       4,872
-  NEXTEL Communications, Inc.           195,446       4,862
   Southwest Airlines Co.                163,834       4,854
-  Cadence Design Systems, Inc.          155,238       4,851
   PECO Energy Corp.                     165,974       4,844
   MGIC Investment Corp.                  84,730       4,835
   Tenneco, Inc.                         126,335       4,809
   SAFECO Corp.                          105,335       4,786
   Torchmark Corp.                       104,596       4,785
   Huntington Bancshares Inc.            142,711       4,781
-  Fred Meyer Inc.                       111,496       4,739
   Rohm & Haas Co.                        45,458       4,725
   Cincinnati Financial Corp.            122,911       4,717
   VF Corp.                               90,688       4,670
   Synovus Financial Corp.               196,112       4,658
   Genuine Parts Co.                     133,422       4,611
   Regions Financial Corp.               111,720       4,588
   Jefferson-Pilot Corp.                  78,865       4,569
   The Dun & Bradstreet Corp.            126,377       4,565
   Star Banc Corp.                        71,388       4,560
   Crown Cork & Seal Co., Inc.            95,839       4,552
   Washington Post Co. Class B             7,900       4,550
   Crestar Financial Corp.                82,259       4,488
   Golden West Financial Corp.            42,207       4,487
   PaineWebber Group, Inc.               104,050       4,461
   Nordstrom, Inc.                        57,725       4,459
   Donaldson, Lufkin & Jenrette, Inc.     87,100       4,426

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
--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
   The CIT Group, Inc.                   117,100     $ 4,391
   Harley-Davidson, Inc.                 112,992       4,378
   General Dynamics Corp.                 93,802       4,362
   DTE Energy Co.                        107,727       4,349
   Eaton Corp.                            55,938       4,349
   Baker Hughes, Inc.                    125,813       4,348
   Green Tree Financial Corp.            101,091       4,328
   Black & Decker Corp.                   70,901       4,325
-  Seagate Technology                    181,302       4,317
   Ameren Corp.                          108,584       4,316
   Sherwin-Williams Co.                  129,160       4,278
   Central & South West Corp.            157,520       4,233
   Dollar General Corp.                  106,808       4,226
   Consolidated Natural Gas Co.           70,837       4,171
   Dana Corp.                             77,968       4,171
   ARCO Chemical Co.                      72,192       4,142
   Diamond Offshore Drilling, Inc.       103,400       4,136
   The Times Mirror Co. Class A           65,716       4,132
   Countrywide Credit
    Industries, Inc.                      81,017       4,112
   Avery Dennison Corp.                   76,190       4,095
   Cinergy Corp.                         116,998       4,095
   Firstar Corp.                         107,426       4,082
   Tandy Corp.                            76,896       4,080
-  Thermo Electron Corp.                 119,162       4,074
-  Health Management Associates
    Class A                              121,788       4,072
   Georgia Pacific Group                  68,798       4,055
   Equifax, Inc.                         111,470       4,048
   Dow Jones & Co., Inc.                  71,897       4,008
   Kansas City Southern
    Industries, Inc.                      79,992       3,970
   UnionBanCal Corp.                      40,900       3,947
-  Network Associates, Inc.               82,339       3,942
-  Micron Technology, Inc.               157,027       3,896
   Hasbro, Inc.                           98,779       3,883
   Marshall & Ilsley Corp.                75,491       3,855
-  Wellpoint Health Networks Inc.
    Class A                               52,035       3,851
   Whirlpool Corp.                        55,944       3,846
   Frontier Corp.                        122,056       3,845
-  Humana, Inc.                          121,780       3,798
-  Outdoor Systems, Inc.                 135,603       3,797
-  Robert Half International, Inc.        67,900       3,794
   First American Corp. (Tenn.)           78,760       3,790
   Tyson Foods, Inc.                     173,389       3,760
   New Century Energies, Inc.             82,145       3,732
-  Office Depot, Inc.                    117,925       3,722
   Amerada Hess Corp.                     68,376       3,714
   Cintas Corp.                           72,800       3,713
   UST, Inc.                             136,946       3,698
   General Motors Corp. Class H           78,353       3,692
   W.W. Grainger, Inc.                    74,122       3,692
   Rubbermaid, Inc.                      111,167       3,689
-  ADC Telecommunications, Inc.           99,700       3,642
   Eastman Chemical Co.                   58,480       3,640
   Raytheon Co. Class A                   62,770       3,617
-  Solectron Corp.                        86,000       3,617
-  AutoZone Inc.                         113,034       3,610
-  Amazon.com, Inc.                       36,100       3,601
   Food Lion Inc. Class A                338,700       3,599
   Johnson Controls, Inc.                 62,794       3,591
   Leggett & Platt, Inc.                 143,300       3,582
   GPU, Inc.                              94,624       3,578
-  MarketSpan Corp.                      119,442       3,576
-  Tricon Global Restaurants, Inc.       112,787       3,574
   AmSouth Bancorp                        90,471       3,557
   Union Planters Corp.                   60,480       3,557
   Champion International Corp.           71,721       3,528
   Galileo International, Inc.            78,200       3,524
   International Flavors &
    Fragrances, Inc.                      81,074       3,522
   Maytag Corp.                           70,888       3,500
   Equity Residential Properties
    Trust REIT                            73,200       3,472
-  Storage Technology Corp.               79,910       3,466
   Provident Cos., Inc.                  100,446       3,465
-  Starbucks Corp.                        64,600       3,452
   Dillard's Inc.                         83,136       3,445
   Columbia Energy Group                  61,790       3,437
   Circuit City Stores, Inc.              73,269       3,434
-  Western Atlas, Inc.                    40,438       3,432
   Allegheny Teledyne Inc.               149,814       3,427
   El Paso Natural Gas                    89,236       3,413
   Tosco Corp.                           116,158       3,412
   Baltimore Gas & Electric Co.          109,764       3,410
   Linear Technology Corp.                56,496       3,407
   M & T Bank Corp.                        6,117       3,389
-  UAL Corp.                              43,080       3,360
   Popular, Inc.                          50,478       3,357
   Transocean Offshore, Inc.              75,300       3,351
-  Novell, Inc.                          261,832       3,338
   Union Pacific Resources
    Group, Inc.                          188,358       3,308
   E.W. Scripps Co. Class A               60,276       3,304
   H & R Block, Inc.                      78,345       3,300
   T. Rowe Price                          87,200       3,275
   ITT Industries, Inc.                   87,373       3,266
   Brown-Forman Corp. Class B             50,751       3,261
   Reliastar Financial Corp.              67,892       3,259
   Knight Ridder                          59,126       3,256
-  Sterling Commerce, Inc.                66,885       3,244
-  Lexmark International Group, Inc.
    Class A                               53,100       3,239
   Southern New England
    Telecommunications Corp.              49,100       3,216
-  Teleport Communications
    Group Inc.                            59,290       3,216
   Charter One Financial                  94,948       3,199
   Estee Lauder Cos. Class A              45,871       3,197
-  U.S. Filter Corp.                     113,615       3,188
   Danaher Corp.                          86,800       3,184
-  Ceridian Corp.                         54,131       3,180
   Fluor Corp.                            62,167       3,171
   Sonat, Inc.                            82,060       3,170
   CMS Energy Corp.                       71,961       3,166
   Northern States Power Co.             110,488       3,163
   Vastar Resources, Inc.                 72,400       3,163
   Parker Hannifin Corp.                  82,718       3,154
   Harcourt General, Inc.                 52,811       3,142


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
-  At Home Corp. Series A                 65,800     $ 3,113
   Century Telephone
    Enterprises, Inc.                     67,820       3,111
-  Maxim Integrated Products, Inc.        97,500       3,090
   Hillenbrand Industries, Inc.           51,400       3,084
   Newmont Gold Co.                      124,632       3,077
   Reynolds Metals Co.                    54,874       3,070
   A.G. Edwards & Sons, Inc.              71,449       3,050
-  Watson Pharmaceuticals, Inc.           65,328       3,050
   PACCAR, Inc.                           58,112       3,036
   Old Republic International Corp.      103,350       3,029
   Total System Services, Inc.           143,986       3,024
   AMBAC Financial Group Inc.             51,644       3,021
   Nucor Corp.                            65,681       3,021
-  J.D. Edwards & Co.                     70,100       3,010
   Anadarko Petroleum Corp.               44,700       3,003
   Crescent Real Estate, Inc. REIT        89,100       2,996
   First Tennessee National Corp.         94,700       2,989
-  General Instrument Corp.              109,758       2,984
   Florida Progress Corp.                 72,450       2,980
-  Analog Devices, Inc.                  120,905       2,970
   Ecolab, Inc.                           95,780       2,969
   Allmerica Financial Corp.              45,615       2,965
   Hercules, Inc.                         72,081       2,964
   First Security Corp.                  137,782       2,949
   Molex, Inc.                           116,787       2,920
   Ashland, Inc.                          56,174       2,900
-  Consolidated Stores, Inc.              79,960       2,899
-  360 Communications Co.                 90,549       2,898
   Cincinnati Bell, Inc.                 100,300       2,871
-  QUALCOMM, Inc.                         50,800       2,854
-  Mirage Resorts, Inc.                  133,100       2,837
   Pinnacle West Capital Corp.            62,900       2,831
-  Northwest Airlines Corp. Class A       73,300       2,827
-  SunGard Data Systems, Inc.             73,600       2,824
-  Apple Computer, Inc.                   98,083       2,814
-  Jones Apparel Group, Inc.              76,700       2,804
   PP&L Resources Inc.                   123,249       2,796
-  R & B Falcon Corp.                    123,150       2,786
-  Best Buy Co., Inc.                     77,000       2,782
   The Stanley Works                      66,662       2,771
   Newmont Mining Corp.                  116,838       2,760
-  ALZA Corp.                             63,684       2,754
   Allegheny Energy, Inc.                 91,000       2,741
   American Greetings Corp. Class A       53,808       2,741
   Mylan Laboratories, Inc.               91,150       2,740
   Sun Co., Inc.                          70,514       2,737
   Biomet, Inc.                           82,547       2,729
-  Keane, Inc.                            48,600       2,722
   Stryker Corp.                          70,900       2,721
-  Quintiles Transnational Corp.          55,200       2,715
-  Host Marriott Corp.                   152,324       2,713
   Case Corp.                             56,126       2,708
-  Biogen, Inc.                           55,200       2,705
-  EVI Weatherford, Inc.                  72,661       2,698
   Zions Bancorp                          50,788       2,698
   Vulcan Materials Co.                   25,190       2,687
   Dime Bancorp, Inc.                     89,560       2,681
-  Proffitt's, Inc.                       66,000       2,665
-  Bed Bath & Beyond, Inc.                51,352       2,661
   Harris Corp.                           59,446       2,656
   Old Kent Financial Corp.               73,796       2,654
   Willamette Industries, Inc.            82,664       2,645
   Sigma-Aldrich Corp.                    74,954       2,633
   The BFGoodrich Co.                     52,960       2,628
   Simon DeBartolo Group, Inc. REIT       80,872       2,628
   Mercury General Corp.                  40,700       2,623
-  Gartner Group, Inc. Class A            74,900       2,622
   NIPSCO Industries, Inc.                93,560       2,620
   TECO Energy, Inc.                      97,700       2,620
-  DSC Communications Corp.               87,084       2,613
   LG&E Energy Corp.                      96,257       2,605
-  Continental Airlines, Inc. Class B     42,700       2,599
   Santa Fe International Corp.           85,600       2,589
   Solutia, Inc.                          90,013       2,582
   Union Camp Corp.                       52,029       2,582
   U.S. Surgical Corp.                    56,465       2,576
   Liz Claiborne, Inc.                    49,287       2,575
   North Fork Bancorp, Inc.              104,730       2,559
   Sundstrand Corp.                       44,600       2,553
-  Lear Corp.                             49,500       2,540
   IMC Global Inc.                        84,206       2,537
-  LHS Group, Inc.                        38,200       2,516
   Wisconsin Energy Corp.                 82,723       2,513
   Family Dollar Stores, Inc.            135,600       2,509
   Phelps Dodge Corp.                     43,853       2,508
-  FIserv, Inc.                           58,593       2,488
-  Gulfstream Aerospace Corp.             53,500       2,488
-  Promus Hotel Corp.                     64,630       2,488
   The Mead Corp.                         78,240       2,484
-  Abercrombie & Fitch Co.                56,383       2,481
-  NCR Corp.                              75,832       2,465
   DEKALB Genetics Corp. Class B          25,900       2,451
   Vornado Realty Trust REIT              61,400       2,437
-  AccuStaff, Inc.                        77,853       2,433
   Morton International, Inc.             96,708       2,418
-  American Standard Cos., Inc.           53,900       2,409
   FINOVA Group, Inc.                     42,404       2,401
-  LSI Logic Corp.                       103,945       2,397
   SCANA Corp.                            80,200       2,391
-  Thermo Instrument Systems, Inc.        91,072       2,391
   Unitrin, Inc.                          34,405       2,391
   ICN Pharmaceuticals, Inc.              52,191       2,384
   BHC Communications, Inc.
    Class A                               16,985       2,383
-  Electronic Arts Inc.                   44,100       2,381
-  Foundation Health Systems
    Class A                               90,278       2,381
-  Global Marine, Inc.                   126,900       2,371
   Green Point Financial Corp.            62,900       2,367
   Sonoco Products Co.                    78,236       2,367
   Public Storage, Inc. REIT              84,200       2,358
-  CMG Information Services, Inc.         33,248       2,352
-  Noble Drilling Corp.                   97,600       2,348
-  Siebel Systems, Inc.                   72,752       2,346
   Enron Oil & Gas Co.                   115,624       2,341
   Echlin, Inc.                           46,918       2,302
   Temple-Inland Inc.                     42,626       2,296
   Compass Bancshares Inc.                50,816       2,293
   Omnicare, Inc.                         60,100       2,291


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
   Wendy's International, Inc.            97,397     $ 2,289
-  St. Jude Medical, Inc.                 61,943       2,280
-  Pacificare Health Systems Inc.
    Class B                               25,662       2,268
   Security Capital Industrial
    Trust REIT                            90,717       2,268
-  Cambridge Technology Partners          41,500       2,267
   A. H. Belo Corp. Class A               92,712       2,260
-  EXCEL Communications, Inc.             98,519       2,260
   Allergan, Inc.                         48,518       2,250
   Hibernia Corp. Class A                111,383       2,249
   Apache Corp.                           71,269       2,245
-  Sealed Air Corp.                       61,092       2,245
   Shared Medical Systems Corp.           30,563       2,244
   Camco International, Inc.              28,760       2,240
-  Synopsys, Inc.                         48,786       2,232
-  Jacor Communications, Inc.             37,800       2,230
   Perkin-Elmer Corp.                     35,830       2,228
   Dole Food Co.                          44,800       2,226
   Allegiance Corp.                       43,352       2,222
   Sovereign Bancorp, Inc.               134,535       2,199
-  Advanced Fibre Communications          54,700       2,191
   Potomac Electric Power Co.             87,000       2,180
   Deluxe Corp.                           60,731       2,175
-  Intuit, Inc.                           35,300       2,162
   Adobe Systems, Inc.                    50,720       2,152
   Engelhard Corp.                       106,223       2,151
   Westvaco Corp.                         76,047       2,148
-  American Power
    Conversion Corp.                      71,500       2,145
   USX-U.S. Steel Group                   64,987       2,145
   DPL Inc.                              118,275       2,144
   Travelers Property Casualty Corp.      49,900       2,139
   Commerce Bancshares, Inc.              43,698       2,133
-  Borders Group, Inc.                    57,600       2,131
   Mercantile Stores Co., Inc.            26,964       2,128
-  Forest Laboratories, Inc.              58,984       2,109
   DePuy, Inc.                            74,600       2,107
   Reader's Digest Assn., Inc.
    Class A                               77,500       2,102
   Comdisco, Inc.                        110,550       2,100
-  Citrix Systems, Inc.                   30,700       2,099
   New England Electric System            48,400       2,093
-  Quantum Corp.                         100,800       2,092
   Wesco Financial Corp.                   5,342       2,089
   Bausch & Lomb, Inc.                    41,301       2,070
   DQE Inc.                               57,107       2,056
   Ultramar Diamond
    Shamrock Corp.                        65,068       2,054
   American National Insurance Co.        19,500       2,052
   Kerr-McGee Corp.                       35,453       2,052
-  Payless ShoeSource, Inc.               27,844       2,052
   Viad Corp.                             73,563       2,041
   Patriot American Hospitality,
    Inc. REIT                            104,947       2,515
-  DST Systems, Inc.                      36,400       2,038
-  Chiron Corp.                          129,632       2,034
   International Game Technology          83,702       2,030
   Thomas & Betts Corp.                   40,827       2,011
   Armstrong World Industries Inc.        29,820       2,009
   TCF Financial Corp.                    68,062       2,008
   Energy East Corp.                      48,200       2,006
-  U.S. Cellular Corp.                    65,100       2,002
-  Litton Industries, Inc.                33,869       1,998
   SuperValu Inc.                         44,949       1,995
   Transatlantic Holdings, Inc.           25,800       1,995
   Federal-Mogul Corp.                    29,500       1,991
   Freeport-McMoRan Copper &
    Gold Inc. Class B                    131,051       1,990
   Dial Corp.                             76,663       1,988
   U.S. Industries, Inc.                  80,250       1,986
-  Viking Office Products                 63,200       1,983
   Kimco Realty Corp. REIT                48,350       1,982
-  Cooper Cameron Corp.                   38,600       1,969
-  Total Renal Care Holdings, Inc.        56,969       1,965
-  FORE Systems, Inc.                     73,800       1,956
   The Warnaco Group, Inc. Class A        46,092       1,956
   First Virginia Banks, Inc.             38,160       1,951
   McCormick & Co., Inc.                  54,617       1,951
   Millennium Chemicals, Inc.             57,482       1,947
-  Altera Corp.                           65,820       1,946
   Hormel Foods Corp.                     56,300       1,946
-  Pixar, Inc.                            32,100       1,938
-  Immunex Corp.                          29,200       1,935
   Stewart Enterprises, Inc. Class A      72,500       1,930
-  USA Networks, Inc.                     76,124       1,913
   First Commercial Corp.                 27,432       1,905
   Western Resources, Inc.                49,000       1,902
   American Financial Group, Inc.         43,900       1,901
   Lafarge Corp.                          48,300       1,899
-  Centocor, Inc.                         52,248       1,894
-  Venator Group, Inc.                    98,992       1,893
-  General Nutrition Cos., Inc.           60,800       1,892
   USG Corp.                              34,800       1,884
-  Apollo Group, Inc. Class A             56,912       1,882
-  Xilinx, Inc.                           55,300       1,880
-  Allied Waste Industries, Inc.          78,300       1,879
   Pall Corp.                             91,558       1,877
-  Barnes & Noble, Inc.                   50,052       1,874
-  Safeskin Corp.                         45,400       1,867
   American Bankers
    Insurance Group                       31,000       1,864
   Giant Food, Inc. Class A               43,269       1,863
   Raychem Corp.                          63,030       1,863
-  Snyder Communications, Inc.            42,249       1,859
   Interstate Energy Corp.                57,082       1,855
   Meredith Corp.                         39,500       1,854
-  RELTEC Corp.                           41,200       1,854
-  Sofamor Danek Group, Inc.              21,400       1,852
-  ICG Communiations, Inc.                50,594       1,850
-  Legato Systems, Inc.                   47,400       1,849
   Meditrust Corp.                        65,956       1,843
   The St. Joe Company                    67,300       1,842
-  Rexall Sundown, Inc.                   52,206       1,840
-  CalEnergy Co.                          61,100       1,837
   Brunswick Corp.                        73,998       1,831
   Mercantile Bankshares Corp.            52,600       1,831
-  FMC Corp.                              26,837       1,830
   Manor Care Inc.                        47,491       1,825
   ENSCO International, Inc.             104,924       1,823


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
-  Citizens Utilities Co. Class B        188,980     $ 1,819
   Health and Retirement
    Properties Trust                      96,700       1,819
-  Concord EFS, Inc.                      69,537       1,817
-  McLeod, Inc.                           46,500       1,808
   American Water Works Co., Inc.         58,300       1,807
-  SCI Systems, Inc.                      48,016       1,807
-  Global TeleSystems Group, Inc.         37,000       1,804
   Lyondell Petrochemical Co.             59,246       1,803
   Consolidated Papers                    66,100       1,801
   Ryder System, Inc.                     57,066       1,801
-  Sybron International Corp.             71,292       1,800
   Pennzoil Co.                           35,414       1,793
-  Lincare Holdings, Inc.                 42,600       1,792
   One Valley Bancorp of
    West Virginia Inc.                    49,250       1,791
   Johns Manville Corp.                  118,800       1,789
   Interstate Bakeries Corp.              53,800       1,785
-  Fruit of the Loom, Inc.                53,766       1,784
   The PMI Group Inc.                     24,300       1,783
-  Advanced Micro Devices, Inc.          104,310       1,780
-  Dollar Tree Stores, Inc.               43,613       1,772
   Martin Marietta Materials, Inc.        39,226       1,765
   Associated Banc-Corp.                  46,709       1,757
   Great Lakes Chemical Corp.             44,479       1,754
   Darden Restaurants Inc.               110,293       1,751
-  Harrah's Entertainment, Inc.           75,316       1,751
   Pioneer Natural Resources Co.          73,300       1,750
-  Keebler Foods Co.                      63,500       1,746
-  KLA-Tencor Corp.                       62,600       1,733
-  Premier Parks Inc.                     26,000       1,732
   Whitman Corp.                          75,425       1,730
   Telephone & Data Systems, Inc.         43,800       1,725
   Bergen Brunswig Corp. Class A          37,101       1,721
   KN Energy, Inc.                        31,706       1,718
   Nalco Chemical Co.                     48,921       1,718
-  Oryx Energy Co.                        77,629       1,718
   Manpower Inc.                          59,800       1,716
-  Sterling Software, Inc.                57,700       1,706
   Avalon Bay Communities                 44,864       1,705
   Spieker Properties, Inc. REIT          43,900       1,701
-  Comverse Technology, Inc.              32,750       1,699
   Hubbell Inc. Class B                   40,700       1,694
-  i2 Technologies, Inc.                  48,100       1,690
   Murphy Oil Corp.                       33,100       1,678
-  BJ Services Co.                        57,684       1,676
-  Silicon Graphics, Inc.                138,038       1,674
   Protective Life Corp.                  45,500       1,669
   Crane Co.                              34,322       1,667
   Peoples Bank of Bridgeport             48,150       1,667
-  Arterial Vascular Engineering, Inc.    46,600       1,666
   CCB Financial Corp.                    15,683       1,666
   Puget Sound Energy Inc.                62,063       1,664
   Symbol Technologies, Inc.              44,075       1,664
-  Vitesse Semiconductor Corp.            53,800       1,661
   Centex Corp.                           43,858       1,656
-  Cablevision Systems Corp.
    Class B                               19,800       1,653
   Clayton Homes Inc.                     86,976       1,653
   Dean Foods Corp.                       30,067       1,652
   Snap-On Inc.                           45,518       1,650
-  Northeast Utilities                    97,100       1,645
-  Teradyne, Inc.                         61,229       1,638
   Harsco Corp.                           35,668       1,634
   Avnet, Inc.                            29,858       1,633
   National Service Industries, Inc.      32,093       1,633
   OGE Energy Corp.                       60,300       1,628
   Wausau-Mosinee Paper Corp.             70,824       1,620
-  STERIS Corp.                           25,449       1,618
   C.R. Bard, Inc.                        42,481       1,617
   Conectiv, Inc.                         78,900       1,617
   Shaw Industries, Inc.                  91,700       1,616
-  Niagara Mohawk Power Corp.            107,902       1,612
   Mallinckrodt, Inc.                     54,192       1,609
   Cabot Corp.                            49,768       1,608
   Homestake Mining Co.                  154,893       1,607
-  National Semiconductor Corp.          121,868       1,607
-  Uniphase Corp.                         25,600       1,607
   Herman Miller, Inc.                    66,016       1,605
   Owens Corning                          39,281       1,603
-  PLATINUM technology, Inc.              56,000       1,600
-  Excite, Inc.                           17,100       1,599
   Illinova Corp.                         53,300       1,599
   Noble Affiliates, Inc.                 42,064       1,598
-  BroadVision, Inc.                      66,900       1,597
   Bemis Co., Inc.                        39,029       1,595
-  Arrow Electronics, Inc.                73,298       1,594
   GATX Corp.                             36,300       1,593
-  R. P. Scherer Corp.                    17,974       1,593
-  Neiman Marcus Group Inc.               36,645       1,592
-  Lycos, Inc.                            21,101       1,590
   Rouse Co. REIT                         50,400       1,584
   The Timber Co.                         68,098       1,571
-  Young & Rubicam Inc.                   49,100       1,571
-  Cabletron Systems, Inc.               116,308       1,563
   Security Capital Pacific, Inc. REIT    69,393       1,561
-  Navistar International Corp.           54,017       1,560
-  Netscape Communications Corp.          57,475       1,555
   HON Industries, Inc.                   45,700       1,554
   Boston Properties, Inc. REIT           45,000       1,553
   McDermott International, Inc.          45,107       1,553
   AMB Property Corp.                     63,300       1,551
   Leucadia National Corp.                46,900       1,551
   Unifi, Inc.                            45,250       1,550
-  Tele-Communications
    International, Inc. Series A          77,100       1,549
   MidAmerican Energy Co.                 71,500       1,546
   National Community Bancorp             36,804       1,541
-  Tech Data Corp.                        35,922       1,540
   Olin Corp.                             36,900       1,538
   Peoples Heritage Financial
    Group Inc.                            64,682       1,528
-  OfficeMax, Inc.                        92,550       1,527
-  Walter Industries, Inc.                80,400       1,523
   UtiliCorp United, Inc.                 40,200       1,515
   Ross Stores, Inc.                      35,212       1,514
   First American Financial Corp.         16,800       1,512
   Reliance Group Holdings                85,886       1,503
   Tidewater, Inc.                        45,500       1,501
   ComAir Holdings, Inc.                  48,513       1,498


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
   Magna Group                            26,413     $ 1,492
   Wilmington Trust Corp.                 24,500       1,491
   Flowers Industries, Inc.               72,825       1,488
   CarrAmerica Realty Corp. REIT          52,300       1,484
   Pulitzer Publishing Co.                16,566       1,479
   BEC Energy                             35,500       1,473
   Diebold, Inc.                          50,996       1,473
   Louisiana-Pacific Corp.                80,664       1,472
   Scientific-Atlanta, Inc.               57,992       1,472
   CNF Transportation, Inc.               34,599       1,470
-  Nabors Industries, Inc.                74,000       1,466
-  Genzyme Corp.                          57,278       1,464
-  Cytec Industries, Inc.                 33,054       1,463
-  Footstar Inc.                          30,370       1,458
-  Quorum Health Group, Inc.              55,000       1,458
   Premark International, Inc.            45,167       1,457
   Cummins Engine Co., Inc.               28,402       1,456
-  Ocean Energy, Inc.                     74,230       1,452
-  PRIMEDIA Inc.                         106,700       1,447
   IKON Office Solutions, Inc.            99,283       1,446
   IPALCO Enterprises, Inc.               32,550       1,446
   Mack-Cali Realty Corp. REIT            42,000       1,444
   Cracker Barrel Old Country
    Stores, Inc.                          45,454       1,443
   MCN Energy Group Inc.                  58,000       1,443
   Pacific Century Financial Corp.        60,000       1,440
   Everest Reinsurance
    Holdings, Inc.                        37,300       1,434
   Keystone Financial, Inc.               38,743       1,433
-  Veritas Software Corp.                 34,625       1,433
-  Syntel, Inc.                           45,750       1,430
   Provident Financial Group, Inc.        31,250       1,426
   The Timken Co.                         46,290       1,426
   Bowater Inc.                           30,100       1,422
   NICOR, Inc.                            35,352       1,419
-  Westpoint Stevens, Inc.                42,986       1,419
-  Bally Total Fitness Holding Corp.      39,400       1,418
-  Henry Schein, Inc.                     30,679       1,415
   CKE Restaurants Inc.                   34,280       1,414
   FINA Inc.                              21,700       1,411
   Montana Power Co.                      40,600       1,411
-  Catellus Development Corp.             79,600       1,408
-  Universal Health Services Class B      24,100       1,407
   First Bancorp of Ohio                  48,200       1,404
-  King World Productions, Inc.           54,972       1,402
-  Affiliated Computer Services, Inc.     36,281       1,397
   Duke Realty Investments,
    Inc. REIT                             58,900       1,395
   NGC Corp.                             111,400       1,393
   Hannaford Brothers Co.                 31,600       1,390
   Valero Energy Corp.                    41,700       1,387
-  Corrections Corp. of America           58,972       1,386
-  Suiza Foods Corp.                      23,100       1,379
   Crompton & Knowles Corp.               54,651       1,377
-  Outback Steakhouse                     35,300       1,377
   Harte-Hanks, Inc.                      53,300       1,376
   Pulte Corp.                            46,016       1,375
   Timberline Software Corp.              58,290       1,373
   Nabisco Holdings Corp. Class A         38,000       1,370
   Apartment Investment &
    Management Co. Class A REIT           34,600       1,367
   Ethan Allen Interiors, Inc.            27,360       1,366
-  MGM Grand, Inc.                        43,161       1,362
   Nationwide Financial
    Services, Inc.                        26,600       1,357
-  STAR Telecommunications, Inc.          60,515       1,354
-  Intermedia Communications Inc.         32,200       1,350
-  Sanmina Corp.                          31,000       1,345
   Trinity Industries, Inc.               32,350       1,343
   Autodesk, Inc.                         34,743       1,342
   Boise Cascade Corp.                    40,956       1,341
-  First Health Group Corp.               47,066       1,341
   Tektronix, Inc.                        37,680       1,333
-  International Specialty
    Products, Inc.                        71,500       1,332
-  Whole Foods Market, Inc.               22,000       1,331
   Hertz Corp. Class A                    29,900       1,325
   Fremont General Corp.                  24,397       1,322
   Kansas City Power & Light Co.          45,600       1,322
   York International Corp.               30,300       1,320
   NACCO Industries, Inc. Class A         10,165       1,314
-  Corporate Express, Inc.               103,500       1,313
-  International Home Foods, Inc.         57,700       1,313
-  NTL Inc.                               24,500       1,311
-  Saks Holdings, Inc.                    47,300       1,307
   Fastenal Co.                           28,100       1,305
-  Jefferson Smurfit Corp.                83,000       1,305
   Cornerstone Properties, Inc. REIT      74,000       1,304
-  Alleghany Corp.                         5,564       1,298
   General Signal Corp.                   36,058       1,298
-  Golden State Bancorp Inc.              43,643       1,298
-  VISIX Inc.                             21,771       1,295
   United Asset Management Corp.          49,500       1,290
-  Chris-Craft Industries, Inc.           23,577       1,289
   SEI Corp.                              20,700       1,283
-  Ciber, Inc.                            33,700       1,281
-  Vlasic Foods International, Inc.       63,670       1,281
   Lubrizol Corp.                         42,267       1,279
-  Waters Corp.                           21,700       1,279
   Tupperware Corp.                       45,382       1,276
   Valspar Corp.                          32,200       1,276
   Financial Security Assurance
    Holdings Ltd.                         21,700       1,275
-  Healthcare & Retirement Corp.          32,300       1,274
-  AMF Bowling, Inc.                      43,900       1,273
-  Value City Department Stores, Inc.     60,500       1,271
-  J. Ray McDermott SA                    30,600       1,270
   Meritor Automotive, Inc.               52,866       1,269
-  PMC Sierra Inc.                        27,046       1,268
   City National Corp.                    34,187       1,263
   Southdown, Inc.                        17,700       1,263
   Airborne Freight Corp.                 36,080       1,261
-  Rowan Cos., Inc.                       64,672       1,257
   Delta & Pine Land Co.                  28,174       1,254
   Allied Capital Corp.                   51,000       1,250
-  Ingram Micro, Inc.                     28,200       1,248
   IBP, Inc.                              68,700       1,245
   Highwood Properties, Inc. REIT         38,500       1,244
   Witco Chemical Corp.                   42,500       1,243
   Tiffany & Co.                          25,868       1,242
   Cordant Technologies, Inc.             26,900       1,241
   National Fuel Gas Co.                  28,200       1,228


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
--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
-  Williams Sonoma, Inc.                  38,616     $ 1,228
   Alberto-Culver Co. Class B             42,246       1,225
-  Smith International, Inc.              35,200       1,225
   Hartford Life, Inc.                    21,500       1,224
-  MedImmune Inc.                         19,600       1,223
-  Blyth Industries, Inc.                 36,700       1,220
   Lancaster Colony Corp.                 32,182       1,219
-  Adaptec, Inc.                          84,900       1,215
-  Mohawk Industries, Inc.                38,300       1,214
   La Quinta Inns Inc.                    57,338       1,211
   RPM Inc. (Ohio)                        71,162       1,210
-  Trammell Crow Co.                      36,200       1,210
   Cousins Properties, Inc. REIT          40,400       1,207
-  Ocwen Financial Corp.                  44,900       1,207
   Centura Banks, Inc.                    19,300       1,206
   Beckman Coulter, Inc.                  20,668       1,204
-  CompUSA, Inc.                          66,200       1,196
   Pier 1 Imports Inc.                    50,100       1,196
   Aeroquip-Vickers Inc.                  20,433       1,193
-  AmeriCredit Corp.                      33,400       1,192
   CNB Bancshares, Inc.                   24,760       1,188
   Erie Indemnity Co. Class A             41,100       1,187
   Trustmark Corp.                        54,100       1,187
-  Circus Circus Enterprises Inc.         69,941       1,185
   Cooper Tire & Rubber Co.               57,355       1,183
-  Andrew Corp.                           65,445       1,182
   Arden Realty Group, Inc. REIT          45,700       1,182
-  Winstar Communications, Inc.           27,500       1,181
-  Macromedia                             63,123       1,180
-  IXC Communications, Inc.               24,300       1,179
-  CheckFree Holdings Corp.               39,900       1,175
   Pentair, Inc.                          27,600       1,173
   Questar Corp.                          59,770       1,173
-  Learning Co., Inc.                     39,537       1,171
-  ITT Educational Services, Inc.         36,200       1,167
   Kaufman & Broad Home Corp.             36,742       1,167
-  MedPartners, Inc.                     145,848       1,167
   Texas Industries, Inc.                 22,000       1,166
   Polaroid Corp.                         32,758       1,165
   Albank Financial Corp.                 16,480       1,163
-  Bethlehem Steel Corp.                  93,496       1,163
   Integrated Health Services, Inc.       31,000       1,163
   C.H. Robinson Worldwide, Inc.          46,700       1,162
   HUBCO, Inc.                            32,275       1,156
   U.S. Trust Corp.                       15,102       1,152
   Colonial BancGroup, Inc.               35,630       1,149
   Liberty Financial Cos., Inc.           33,300       1,149
-  Reebok International Ltd.              41,508       1,149
-  Trigon Healthcare, Inc.                31,700       1,147
   Legg Mason Inc.                        19,900       1,145
   The McClatchy Co. Class A              33,075       1,145
   Orion Capital Corp.                    20,500       1,145
-  U.S. Foodservice                       32,600       1,143
-  Stone Container Corp.                  73,113       1,142
-  MMC Networks, Inc.                     35,800       1,141
-  Valassis Communications, Inc.          29,600       1,141
   Liberty Property Trust REIT            44,600       1,140
   Lennar Corp.                           38,600       1,139
   Valley National Bancorp                39,282       1,139
   Horace Mann Educators Corp.            32,900       1,135
   Raymond James Financial, Inc.          37,912       1,135
-  BJ's Wholesale Club, Inc.              27,900       1,133
-  Devry, Inc.                            51,600       1,132
-  Heftel Broadcasting Corp.              25,300       1,132
-  Iomega Corp.                          192,000       1,128
-  FileNET Corp.                          39,000       1,126
   Weis Markets, Inc.                     30,600       1,125
-  BEA Systems, Inc.                      49,000       1,124
   Executive Risk, Inc.                   15,233       1,123
-  RealNetworks, Inc.                     30,100       1,123
-  Global Industries Ltd.                 66,400       1,120
   HSB Group Inc.                         20,935       1,120
-  Pegasystems Inc.                       41,300       1,120
   Central Newspapers Inc.                16,050       1,119
   Fulton Financial Corp.                 44,033       1,117
-  Lason Holdings, Inc.                   20,500       1,117
   Pittston Brink's Group                 30,300       1,117
-  Mercury Interactive Corp.              25,000       1,116
-  Beverly Enterprises, Inc.              80,579       1,113
-  Howmet International Inc.              74,200       1,113
-  Midway Games Inc.                      71,066       1,110
-  Univision Communications Inc.          29,800       1,110
   Fund American Enterprise
    Holding Co.                            7,485       1,108
   Ohio Casualty Corp.                    25,044       1,108
-  Associated Group, Inc.                 26,992       1,107
-  Goody's Family Clothing                20,150       1,106
   Fingerhut Co.                          33,354       1,101
   Callaway Golf Co.                      55,800       1,099
   Sodexho Marriott Services, Inc.        37,846       1,098
   TCA Cable Television, Inc.             18,300       1,098
   Hollinger International, Inc.          64,300       1,093
   Hussman International, Inc.            58,862       1,093
   20th Century Industries of CA          38,100       1,093
-  BOK Financial Corp.                    23,105       1,092
-  Interim Services, Inc.                 33,990       1,092
-  United Rentals, Inc.                   26,000       1,092
   Reinsurance Group of
    America, Inc.                         18,450       1,091
-  Sylvan Learning Systems, Inc.          33,300       1,091
   IndyMac Mortgage Holdings, Inc.        47,900       1,090
   New Plan Realty Trust REIT             44,350       1,087
   Oakwood Homes Corp.                    36,200       1,086
   Worthington Industries, Inc.           72,089       1,086
-  Young Broadcasting Inc.                16,700       1,086
-  Vanguard Cellular Systems, Inc.
    Class A                               57,213       1,080
-  Musicland Stores Corp.                 77,100       1,079
-  ACNielson Corp.                        42,655       1,077
-  NEXTLINK Communications, Inc.          28,400       1,076
-  O'Reilly Automotive, Inc.              29,900       1,076
   Pittway Corp. Class A                  14,534       1,074
-  Policy Management
    Systems Corp.                         27,340       1,073
-  Symantec Corp.                         41,088       1,073
   ASA Holdings Inc.                      21,600       1,072
-  Plantronics, Inc.                      20,800       1,071
-  Metro-Goldwyn-Mayer Inc.               48,600       1,069
-  Paging Network, Inc.                   76,300       1,068
-  Triangle Pacific Corp.                 19,400       1,067


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
--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
-  Mail-Well, Inc.                        48,900     $ 1,061
   JLG Industries, Inc.                   52,300       1,059
   National Data Corp.                    24,211       1,059
   Fleetwood Enterprises, Inc.            26,458       1,058
   Interface, Inc.                        52,400       1,058
   Long Island Bancorp, Inc.              17,400       1,057
-  Furniture Brands
    International Inc.                    37,600       1,055
   AVX Corp.                              65,600       1,054
-  Mueller Industries Inc.                28,368       1,053
-  Paymentech, Inc.                       51,233       1,053
   Reynolds & Reynolds Class A            57,900       1,053
   Washington Federal Inc.                38,068       1,052
-  SCM Microsystems,Inc.                  16,800       1,050
   Teleflex Inc.                          27,626       1,050
   COMSAT Corp.                           37,000       1,048
-  SPS Transaction Services               33,400       1,048
   Allied Group, Inc.                     22,350       1,046
   AmerUs Life Holdings, Inc.             32,303       1,046
   Polaris Industries, Inc.               27,800       1,046
   Graco, Inc.                            29,947       1,044
   Commerce Group, Inc.                   26,900       1,042
   Life Re Corp.                          12,700       1,041
-  Ames Department Stores, Inc.           39,500       1,039
-  Windmere-Durable Holdings Inc.         28,999       1,039
   Ogden Corp.                            37,445       1,037
-  Healthcare Financial
    Partners, Inc.                        16,900       1,036
   United Dominion Realty Trust REIT      74,700       1,036
   Lee Enterprises, Inc.                  33,800       1,035
-  National-Oilwell, Inc.                 38,600       1,035
-  Microchip Technology, Inc.             39,550       1,033
   Inland Steel Industries, Inc.          36,624       1,032
-  Century Communications Corp.
    Class A                               55,000       1,031
-  Ziff-Davis Inc.                        74,300       1,031
   Regis Corp.                            34,794       1,029
   Astoria Financial Corp.                19,200       1,027
-  Amphenol Corp.                         26,300       1,026
-  Sinclair Broadcast Group, Inc.         35,700       1,026
   Mark IV Industries, Inc.               47,389       1,025
   CMAC Investment Corp.                  16,626       1,023
-  Excel Switching Corp.                  41,000       1,020
-  Romac International, Inc.              33,583       1,020
-  AnnTaylor Stores Corp.                 48,100       1,019
-  AmeriSource Health Corp.               15,496       1,018
   Harnischfeger Industries Inc.          35,735       1,012
-  Open Market, Inc.                      53,600       1,012
   Applied Power, Inc.                    29,400       1,011
-  Atmel Corp.                            74,200       1,011
   Earthgrains Co.                        18,086       1,011
-  GTech Holdings Corp.                   30,000       1,011
   Eaton Vance Corp.                      21,800       1,010
   LNR Property Corp.                     39,400       1,010
-  International Network Services         24,600       1,009
   Post Properties, Inc. REIT             26,200       1,009
   Sealed Air Corp. Pfd.                  24,013       1,009
   Arthur J. Gallagher & Co.              22,500       1,007
   Kelly Services, Inc. Class A           28,437       1,006
-  LaSalle Partners Inc.                  22,600       1,006
-  Nova Corp. (Georgia)                   28,000       1,001
-  Avant! Corp.                           40,400       1,000
   EG&G, Inc.                             33,336       1,000
-  Express Scripts                        12,400       1,000
   FirstBank Puerto Rico                  38,450       1,000
-  Aspect Telecommunications Corp.        36,500         999
-  Markel Corp.                            5,600         997
-  Twinlab Corp.                          22,800         996
-  Champion Enterprises, Inc.             33,969         994
   Chesapeake Corp. of Virginia           25,517         994
-  Visio Corp.                            20,800         993
-  Rational Software Corp.                65,063         992
-  Atlas Air, Inc.                        29,300         991
-  World Color Press, Inc.                28,300         991
   General Growth Properties
    Inc. REIT                             26,500         990
   Minnesota Power, Inc.                  24,900         990
   Westfield America, Inc. REIT           53,900         990
-  UCAR International, Inc.               33,900         989
   Battle Mountain Gold Co.
    Class A                              166,400         988
   DENTSPLY International Inc.            39,500         988
-  Labor Ready, Inc.                      32,700         987
   Bank United Corp. Class A              20,600         986
-  Sapient Corp.                          18,700         986
   WestAmerica Bancorporation             30,700         986
-  Complete Business Solutions, Inc.      27,400         985
-  Newfield Exploration Co.               39,500         983
   United Bankshares, Inc.                28,800         983
   Rayonier Inc.                          21,275         979
   Peoples Energy Corp.                   25,313         978
-  Skytel Communications, Inc.            41,800         978
   Burlington Coat Factory
    Warehouse Corp.                       43,410         977
   Hospitality Properties Trust REIT      30,400         977
-  Theragenics Corp.                      37,484         977
   Idaho Power Co.                        28,200         976
-  Scotts Co.                             26,200         976
   Webster Financial Corp.                29,368         976
-  CommScope, Inc.                        60,205         975
   United Dominion Industries Ltd.        29,200         975
   Camden Property Trust REIT             32,700         973
-  FIRSTPLUS Financial Group, Inc.        27,000         972
-  Louis Dreyfus Natural Gas Corp.        51,260         971
-  Safeguard Scientifics, Inc.            23,294         971
-  SPS Technologies, Inc.                 16,552         968
-  Staff Leasing,Inc.                     32,800         968
   True North Communications              33,100         968
   Universal Corp.                        25,900         968
   Cross Timbers Oil Co.                  50,725         967
   Nevada Power Co.                       37,548         967
-  Essex International, Inc.              40,900         966
-  Rambus Inc.                            15,800         966
   Central Parking Corp.                  21,200         965
-  Florida Panthers Holdings, Inc.        49,000         965
-  Orbital Sciences Corp.                 25,800         964
   AGCO Corp.                             46,800         962
-  Platinum Software Co.                  39,300         958
-  Coltec Inc.                            48,100         956
   Church & Dwight, Inc.                  29,500         955


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
--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
   Commercial Federal Corp.               30,200      $  955
-  Gardner Denver Inc.                    34,554         955
-  Mastech Corp.                          33,900         953
-  Engineering Animation, Inc.            15,600         952
-  Network Appliance, Inc.                24,400         950
   Old National Bancorp                   19,899         950
   Alexander & Baldwin, Inc.              32,600         949
   Doral Financial Corp.                  54,200         949
-  Magellan Health Services, Inc.         37,200         944
   W.R. Grace & Co.                       55,254         943
-  Mapics Inc.                            47,900         943
-  UICI                                   34,600         943
-  ADVO, Inc.                             33,400         941
   Media General, Inc. Class A            19,300         941
   Tyler Corp.                            91,200         941
-  America West Holdings Corp.
    Class B                               32,900         940
   Adolph Coors Co. Class B               27,636         940
-  Gentex Corp.                           51,848         940
-  Vanstar Corp.                          64,500         939
-  MiniMed, Inc.                          17,900         938
   Carlisle Co., Inc.                     21,754         937
   Precision Castparts Corp.              17,550         937
-  Coherent Communications
    Systems Corp.                         20,000         936
-  Imperial Bancorp                       31,191         936
   Hawaiian Electric Industries Inc.      23,565         935
   Tootsie Roll Industries, Inc.          12,182         935
   Foremost Corp. of America              38,700         934
   Washington Water Power Co.             41,600         933
-  Acxiom Corp.                           37,378         932
-  InterVoice, Inc.                       52,513         932
   Kennametal, Inc.                       22,300         931
   Stride Rite Corp.                      61,726         930
-  E*TRADE Group, Inc.                    40,500         929
   John Nuveen Co. Class A                23,400         929
-  Knoll, Inc.                            31,500         929
   Michael Foods Group, Inc.              31,600         928
-  Covance, Inc.                          41,213         927
   Irwin Financial Corp.                  31,900         927
-  Dendrite International, Inc.           24,600         926
   Franchise Finance Corp. of
    America REIT                          35,700         926
   Standard Pacific Corp.                 44,900         926
-  Applied Micro Circuits Corp.           35,700         924
   BetzDearborn Inc.                      21,900         924
   J.B. Hunt Transport Services, Inc.     25,947         924
   Sotheby's Holdings Class A             41,300         924
-  Hollywood Entertainment Corp.          68,029         923
   AAR Corp.                              31,200         922
   D. R. Horton, Inc.                     44,080         920
-  Varco International, Inc.              46,444         920
-  Jabil Circuit, Inc.                    27,800         919
   Enhance Financial Services
    Group, Inc.                           27,200         918
   Superior Telecom Inc.                  22,000         916
-  Brinker International, Inc.            47,529         915
   Cyprus Amax Minerals Co.               68,952         914
-  BET Holdings Inc. Class A              14,500         913
   Great Atlantic & Pacific Tea
    Co., Inc.                             27,601         913
   AREA Bancshares Corp.                  26,745         909
-  Barr Labs Inc.                         22,800         906
-  ChoicePoint Inc.                       17,887         906
   Taubman Co. REIT                       63,600         906
-  McMoRan Oil and Gas                   212,853         905
-  Oxford Health Plan                     59,100         905
   Ball Corp.                             22,501         904
-  Silicon Valley Bancshares              25,400         904
-  AirTran Holdings, Inc.                119,700         901
   Cullen/Frost Bankers, Inc.             16,600         901
-  Nuevo Energy Co.                       28,000         900
-  Xylan Corp.                            30,200         900
   Albemarle Corp.                        40,715         898
   First Industrial Realty Trust REIT     28,200         897
   Northwest Bancorp, Inc.                56,700         897
-  Medical Manager Corp.                  32,410         895
-  Tekelec                                20,000         895
-  Coach USA, Inc.                        19,600         894
-  IDX Systems Corp.                      19,400         894
-  PSS World Medical, Inc.                61,100         894
   Kaydon Corp.                           25,300         893
-  Laidlaw Environmental
    Services, Inc.                       246,319         893
-  American Management
    Systems, Inc.                         29,800         892
-  Hayes Lemmerz International, Inc.      22,440         892
-  ISS Group, Inc.                        23,700         892
   MDU Resources Group, Inc.              25,000         892
   JSB Financial                          15,201         890
   Rochester Gas and Electric Corp.       27,852         890
   Expeditors International of
    Washington, Inc.                      20,200         889
   ONEOK, Inc.                            22,306         889
   Bank North Group                       24,000         888
-  Ladd Furniture Inc.                    29,600         888
   The Macerich Co. REIT                  30,300         888
   N L Industries, Inc.                   44,400         888
   Merry Land & Investment Co.,
    Inc. REIT                             42,100         887
-  Renaissance Worldwide, Inc.            40,800         887
-  U.S. Rentals, Inc.                     22,500         887
-  Vishay Intertechnology, Inc.           49,440         887
-  Applied Graphics
    Technologies, Inc.                    19,360         886
   The Pep Boys
    (Manny, Moe & Jack)                   46,773         886
-  Patterson Dental Co.                   24,150         884
-  SPX Corp.                              13,700         882
-  Administaff, Inc.                      19,100         881
-  CSG Systems International, Inc.        18,800         881
   Chelsea GCA Realty, Inc. REIT          22,000         880
   First Source Corp.                     24,620         880
-  Linens 'n Things, Inc.                 28,800         880
   TIG Holdings, Inc.                     38,200         879
-  United Payors & United
    Providers, Inc.                       38,850         879
-  EEX Corp.                              93,641         878
-  Pacific Sunwear of California          25,050         877
   P.H. Glatfelter Co.                    55,400         876
-  National Instruments Corp.             24,500         876


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
--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
-  Alternate Living Services, Inc.        32,400      $  875
   Student Loan Corp.                     18,600         875
   Donaldson Co., Inc.                    37,000         874
-  Hanover Compressor Co.                 32,300         874
-  Quest Diagnostics, Inc.                39,956         874
   Metris Cos., Inc.                      13,700         873
   Potlatch Corp.                         20,796         873
-  Imperial Credit                        37,126         872
   Wabash National Corp.                  33,850         872
-  Novellus Systems, Inc.                 24,400         871
-  First Federal Financial Corp.          16,734         870
   WPS Resources Corp.                    26,521         870
-  Corn Products International, Inc.      25,665         869
-  Amresco, Inc.                          29,800         868
-  Concentra Managed Care                 33,400         868
-  QLogic Corp.                           24,327         868
   Capital Re Corp.                       12,100         867
-  Pairgain Technologies, Inc.            49,700         867
-  Sepracor Inc.                          20,900         867
-  IDEXX Laboratories Corp.               34,800         866
   Varian Associates, Inc.                22,200         866
-  Handleman Co.                          75,261         865
   MAF Bancorp, Inc.                      23,789         865
-  UNOVA, Inc.                            40,238         865
-  Papa John's International, Inc.        21,900         864
-  Stage Stores, Inc.                     19,100         864
   Millipore Corp.                        31,589         861
-  Insignia Financial Group               35,100         860
-  Informix Corp.                        108,600         859
   CBL & Associates Properties,
    Inc. REIT                             35,400         858
-  Harbinger Corp.                        35,475         858
-  Omnipoint Corp.                        37,400         858
-  SLI, Inc.                              32,850         858
   St. Paul Bancorp, Inc.                 37,956         858
   Mid Am Inc.                            33,904         856
   Valhi, Inc.                            82,000         856
   W.R. Berkley Corp.                     21,350         855
   Newport News Shipbuilding Inc.         31,957         855
   Advanta Corp. Class A                  38,939         854
   Kuhlman Corp.                           1,576         854
   Felcor Suite Hotels, Inc. REIT         27,200         853
-  Data Transmission Network Corp.        21,300         852
-  Fairfield Communities, Inc.            44,400         852
-  Metzler Group, Inc.                    23,250         852
-  Zale Corp.                             26,700         849
   Community First Bankshares             32,400         848
   A.O. Smith Corp.                       16,400         848
   Churchill Downs, Inc.                  20,400         847
-  Big Flower Holdings, Inc.              28,200         846
   AGL Resources Inc.                     42,500         845
   Minerals Technologies, Inc.            16,600         845
   Pioneer Group, Inc.                    32,100         845
   The Trust Co. of New Jersey            31,300         845
-  VeriSign, Inc.                         22,600         845
   Washington Gas Light Corp.             31,598         845
-  Heller Financial, Inc.                 28,100         843
   John Alden Financial Corp.             38,300         843
   Granite Construction Co.               27,500         842
-  Pharmaceutical Product
    Development, Inc.                     38,270         842
-  United International Holdings, Inc.
    Class A                               52,600         842
   Borg-Warner Automotive, Inc.           17,500         841
-  Diamond Technology
    Partners Inc.                         27,789         841
-  Deltek Systems, Inc.                   34,300         840
-  ImClone Systems, Inc.                  68,600         840
-  Barrett Resources Corp.                22,400         839
   Florida Rock Industries, Inc.          28,700         838
-  ESSEF Corp.                            40,656         836
-  Department 56 Inc.                     23,495         834
-  RCN Corp.                              43,000         833
   First Midwest Bancorp                  18,925         832
-  Southern Union Co.                     25,799         832
-  EntreMed, Inc.                         25,000         831
   First Citizens BancShares Class A       8,300         831
-  IVAX Corp.                             89,700         830
-  Manugistics Group, Inc.                33,500         829
-  Rutherford-Moran Oil Corp.             41,200         829
   Tecumseh Products Co. Class A          15,700         829
   Alumax, Inc.                           17,835         827
   Equitable Resources, Inc.              27,100         827
-  Friede Goldman International, Inc.     28,600         826
-  PSINet, Inc.                           63,500         826
   BRE Properties Inc. Class A REIT       31,640         825
-  Collins & Aikman Corp.                110,900         825
-  PETsMART, Inc.                         82,452         825
   Urban Shopping Centers,
    Inc. REIT                             26,200         825
   Carpenter Technology Corp.             16,400         824
   Computer Task Group, Inc.              24,592         824
-  Sequa Corp. Class A                    12,344         824
   Caraustar Industries, Inc.             28,500         823
-  Micron Electronics, Inc.               68,200         823
-  Toll Brothers, Inc.                    28,700         823
-  Electronics for Imaging, Inc.          38,900         822
   Health Care Properties Investors       22,800         822
-  Abacus Direct Corp.                    15,800         821
-  Extended Stay America, Inc.            72,978         821
   MascoTech Inc.                         34,215         821
-  Medco Research, Inc.                   32,200         821
-  NCI Building Systems, Inc.             14,200         820
-  Smithfield Foods, Inc.                 26,900         820
-  Wisconsin Central
    Transportation Corp.                  37,500         820
   Bowne & Co., Inc.                      18,200         819
   Developers Diversified Realty
    Corp. REIT                            20,900         819
   Devon Energy Corp.                     23,433         819
-  Veritas DGC Inc.                       16,400         819
-  Playtex Products, Inc.                 51,300         818
-  Ralcorp Holdings, Inc.                 43,357         818
-  Acuson Corp.                           44,912         817
-  Johnstown America Industries           47,000         817
-  Scholastic Corp.                       20,500         817
   Universal Foods Corp.                  36,826         817
   Houghton Mifflin Co.                   25,700         816
-  Cerner Corp.                           28,770         815
   First Hawaiian, Inc.                   22,400         815
-  PanAmSat Corp.                         14,330         815
   Citizens Corp.                         26,000         814


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
-  ContiFinancial Corp.                   35,200      $  814
   Frontier Insurance Group, Inc.         36,080         814
-  MICROS Systems, Inc.                   24,600         814
   Farmer Brothers, Inc.                   3,400         813
   Sierra Pacific Resources               22,400         813
-  Eagle USA Airfreight, Inc.             23,400         812
   Riggs National Corp.                   27,800         812
   Myers Industries, Inc.                 33,780         811
-  Sunrise Assisted Living, Inc.          23,600         811
   Weingarten Realty Investors REIT       19,400         811
   Blair Corp.                            25,300         810
-  ShowBiz Pizza Time, Inc.               20,100         810
   Federal Signal Corp.                   33,262         809
-  BA Merchant Services, Inc.
    Class A                               40,000         807
   Helmerich & Payne, Inc.                36,286         807
-  ONSALE, Inc.                           32,600         807
-  SMART Modular
    Technologies, Inc.                    55,100         806
-  Wackenhut Corrections Corp.            34,500         806
-  Bell & Howell Co.                      31,200         805
   Russell Corp.                          26,650         805
-  Kaiser Aluminum &
    Chemical Corp.                        84,100         804
   Washington REIT                        46,300         804
-  Sunglass Hut International, Inc.       72,626         803
   Aptargroup Inc.                        12,900         802
-  Hyperion Software Corp.                28,148         802
   Longs Drug Stores, Inc.                27,790         802
   Cleco Corp.                            26,908         801
   Essex Property Trust, Inc. REIT        25,834         801
-  Inacom Corp.                           25,200         800
-  Information Resources, Inc.            43,235         800
   United Illuminating Co.                15,800         800
   AK Steel Corp.                         44,700         799
   CFSB Bancorp, Inc.                     27,780         799
-  Men's Wearhouse, Inc.                  24,225         799
   Norrell Corp.                          40,100         799
   Longview Fibre Co.                     55,930         797
-  Shopko Stores, Inc.                    23,445         797
   Security Capital Atlantic, Inc. REIT   35,675         796
-  Computer Horizons Corp.                21,444         795
-  PharMerica, Inc.                       65,908         795
-  Trans World Airlines                   76,597         795
-  Cadiz Land Co., Inc.                   68,700         794
   John H. Harland Co.                    46,887         794
   Queens County Bancorp, Inc.            18,200         794
-  Southland Corp.                       288,600         794
-  Biomatrix, Inc.                        19,333         793
-  Infoseek Corp.                         22,100         793
-  PEC Israel Economic Corp.              33,200         793
   Firstbank of Illinois Co.              18,850         792
-  Santa Fe Energy Resources, Inc.        73,662         792
-  TransTexas Gas Corp.                   89,200         792
-  BISYS Group, Inc.                      19,300         791
-  Consolidated Capital Corp.             35,200         791
-  Security First Network Bank            52,964         791
-  USWeb Corp.                            33,400         791
   United Television, Inc.                 6,900         790
-  Metamor Worldwide, Inc.                22,425         789
-  Triad Guaranty, Inc.                   23,200         789
-  Harken Energy Corp.                   163,700         788
   General Cable Corp.                    27,250         787
   Poe & Brown, Inc.                      21,150         787
-  Andrx Corp.                            21,400         786
   Realty Income Corp. REIT               29,800         786
-  Rayovac Corp.                          34,600         785
-  Hyperion Telecommunications,
    Inc. Class A                          50,000         784
   Lincoln Electric Holdings              35,448         784
   Brandywine Realty Trust REIT           35,000         783
   Dreyer's Grand Ice Cream, Inc.         38,900         783
-  Jan Bell Marketing Inc.               120,500         783
   Nationwide Health
    Properties, Inc.                      32,800         783
   Gaylord Entertainment Co.
    Class A                               24,253         782
   Sun Communities, Inc. REIT             23,600         782
-  Transaction Systems
   UST Corp.                              29,400         779
    Architects, Inc.                      20,300         782
-  Delphi Financial Group, Inc.           13,800         777
   First Commonwealth
    Financial Corp.                       27,500         777
-  Nautica Enterprises Inc.               28,949         776
-  Bristol Hotel Co.                      31,550         773
-  CDW Computer Centers, Inc.             15,450         773
   Florida East Coast Railway Co.         26,400         772
-  Micro Warehouse Inc.                   49,800         772
   Staten Island Bancorp, Inc.            33,900         771
   Blount International, Inc.             27,000         770
-  Immune Response                        51,317         770
-  Alaska Air Group, Inc.                 14,100         769
-  Western Digital Corp.                  65,100         769
   HCC Insurance Holdings, Inc.           34,900         768
-  Health Management
    Systems, Inc.                         68,297         768
   Forest City Enterprise Class A         12,950         766
   Medusa Corp.                           12,200         766
-  PhyCor, Inc.                           46,200         765
-  Personnel Group of America, Inc.       38,204         764
-  White River                             8,442         764
   American Annuity Group Inc.            31,717         763
   MMI Cos., Inc.                         33,000         763
-  Advance Paradigm, Inc.                 20,700         761
-  Yellow Corp.                           40,947         760
-  Dave & Busters                         30,532         759
-  Speedway Motorsports, Inc.             29,700         759
-  Aspen Technologies, Inc.               15,000         758
-  Hutchinson Technology, Inc.            27,800         758
   International Multifoods Corp.         27,581         758
   Baldor Electric Co.                    31,040         757
   Tremont Corp.                          13,446         756
-  Cliffs Drilling Co.                    23,002         755
   First Federal Savings Bank
    of Colorado                           27,200         755
-  Ryan's Family Steak Houses, Inc.       73,615         755
   Whitney Holdings                       14,870         755
-  Coldwater Creek Inc.                   27,400         754


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
-  Seagull Energy Corp.                   45,456       $ 753
-  Grand Casinos, Inc.                    44,900         752
-  Dura Pharmaceuticals, Inc.             33,586         751
-  ATL Ultrasound, Inc.                   16,439         750
-  Atwood Oceanics, Inc.                  18,834         750
   Juno Lighting, Inc.                    31,700         749
   Westinghouse Air Brake Co.             28,400         749
-  Airgas, Inc.                           52,000         748
-  Adtran, Inc.                           28,600         747
   Koger Equity, Inc. REIT                37,000         747
   Plenum Publishing Corp.                10,200         747
   Tredegar Industries Inc.                8,800         747
   IDEX Corp.                             21,625         746
   Flowserve Corp.                        30,242         745
-  Revlon, Inc. Class A                   14,500         745
   Commercial Metals Co.                  24,200         744
-  Armco, Inc.                           116,600         743
-  Chicago Title Corp.                    16,092         743
-  Sensormatic Electronics Corp.          53,038         743
-  Action Performance Cos., Inc.          23,068         742
   GenCorp, Inc.                          29,400         742
   Invacare Corp.                         28,957         742
-  Tower Automotive, Inc.                 17,300         742
   First Brands Corp.                     28,900         741
   Western Bancorp                        17,575         741
   La-Z-Boy Inc.                          13,100         740
   Mentor Corp.                           30,481         739
-  Eagle Hardware & Garden, Inc.          31,900         738
-  Anchor Gaming                           9,499         737
   Jefferson Savings Bancorp, Inc.        23,600         737
   Prentiss Properties Trust REIT         30,300         737
   Modine Manufacturing Co.               21,262         736
-  Stone Energy Corp.                     20,700         736
   Apogee Enterprises, Inc.               48,000         735
-  Tel-Save Holdings, Inc.                49,800         735
   Telxon Corp.                           22,700         735
   UMB Financial Corp.                    14,848         735
   Susquehanna Bancshares, Inc.           19,650         734
-  Organogenesis, Inc.                    37,108         733
-  ThermoQuest Corp.                      49,100         733
   Brown Group, Inc.                      36,815         732
-  Lands' End, Inc.                       23,100         731
-  Miller Industries, Inc.                94,300         731
-  Pilgrim America Cap Corp.              30,300         731
   Gerber Scientific, Inc.                32,100         730
   JDN Realty Corp. REIT                  22,900         730
   Corus Bankshares Inc.                  18,100         729
   Wallace Computer Services, Inc.        30,700         729
   J. Baker, Inc.                         62,991         728
-  Greyhound Lines, Inc.                 120,100         728
-  PMT Services Inc                       28,635         728
-  Boise Cascade Office
    Products Corp.                        46,924         727
   Cincinnati Milacron, Inc.              29,883         727
   US Bancorp, Inc.                        9,400         727
-  Technology Solutions Co.               22,917         726
   The Ackerley Group, Inc.               34,500         725
   Richfood Holdings, Inc.                35,050         725
-  SEQUUS Pharmaceuticals, Inc.           63,700         725
-  Stein Mart, Inc.                       53,700         725
   Trustco Bank                           27,613         725
   Health Care REIT, Inc.                 28,300         722
   Jefferies Group, Inc.                  17,600         722
   The Standard Register Co.              20,413         722
   Coachmen Industries, Inc.              27,596         721
   Vintage Petroleum, Inc.                38,200         721
-  Acceptance Insurance Cos. Inc.         29,300         720
   American Health Properties, Inc.       28,800         720
   Piedmont Natural Gas, Inc.             21,400         720
-  Shorewood Packaging Corp.              45,300         719
-  ESC Medical Systems Ltd.               21,300         719
-  NBTY, Inc.                             39,100         718
-  Synetic, Inc.                          12,600         718
   Weeks Corp. REIT                       22,700         718
-  Cuno Inc.                              33,100         716
-  Landstar System                        20,500         716
   National Bankcorp of Alaska Inc.       23,200         716
   ChemFirst Inc.                         28,300         715
   Mainstreet Financial Corp.             24,200         714
   Manufactured Home
    Communities, Inc. REIT                29,600         714
   Libbey, Inc.                           18,600         713
   CRIIMI MAE, Inc. REIT                  51,300         712
   Block Drug Co. Class A                 18,708         711
-  PathoGenesis Corp.                     24,500         711
-  Photronics Labs Inc.                   32,204         711
-  WetSeal, Inc. Class A                  22,200         710
   Arch Coal, Inc.                        28,500         709
   Liberty Corp.                          14,100         709
-  Michaels Stores, Inc.                  20,100         709
   Foamex International, Inc.             40,600         708
-  Gaylord Container Corp.                92,100         708
   Healthcare Realty Trust Inc.           26,000         708
-  IHOP Corp.                             17,100         708
-  Quiksilver, Inc.                       35,500         708
   Ruby Tuesday, Inc.                     45,674         708
   Ametek Aerospace Products Inc.         24,100         706
   Barnes Group, Inc.                     26,100         706
-  Security Capital Group Inc.
    Class B                               26,500         706
   Anchor Bancorp Wisconsin Inc.          18,000         703
-  Nine West Group, Inc.                  26,200         702
   Chittenden Corp.                       20,015         701
-  Conmed Corp.                           30,468         701
   Federal Realty Investment
    Trust REIT                            29,100         700
-  Gibson Greetings, Inc.                 28,000         700
   Irvine Apartment Communities,
    Inc. REIT                             24,200         700
   Mitchell Energy & Development
    Corp. Class A                         35,000         700
-  Polo Ralph Lauren Corp.                25,000         700
-  Respironics, Inc.                      44,966         700
   Aames Financial Corp.                  50,850         699
-  Insituform Technologies Class A        50,500         699
   The Toro Co.                           20,400         699
-  Oakley, Inc.                           52,200         698
   Orange & Rockland Utilities, Inc.      13,000         698
-  Perclose, Inc.                         24,700         698
-  Ventas, Inc.                           50,563         698


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
   Excel Realty Trust, Inc. REIT          24,200      $  697
   M.A. Hanna Co.                         38,050         697
   Harbor Florida Bancshares, Inc.        58,379         697
-  Detroit Diesel Corp.                   32,300         696
-  Gilead Sciences, Inc.                  21,700         696
-  ISIS Pharmaceuticals, Inc.             50,826         696
   Roslyn Bancorp, Inc.                   31,200         696
   Storage USA, Inc. REIT                 19,900         696
-  Curative Health Services Inc.          24,400         695
   Investors Financial Services Corp.
    Class A                               13,100         694
   Citizens Banking Corp.                 20,600         693
-  Progress Software Corp.                16,900         693
-  Veterinary Centers of
    America, Inc.                         36,860         693
-  Maxxam Inc.                            12,200         692
-  Volt Information Sciences Inc.         25,500         692
-  Martek Biosciences Corp.               47,400         690
   Reckson Associates Realty
    Corp. REIT                            29,200         690
-  Acclaim Entertainment Inc.            116,000         689
-  UniCapital Corp.                       36,000         689
   Ferro Corp.                            27,200         688
-  Shoe Carnival, Inc.                    49,600         688
-  Thermo Fibertek, Inc.                  66,725         688
   Claire's Stores, Inc.                  33,500         687
   Southwest Gas Corp.                    28,100         687
-  Wang Laboratories, Inc.                27,000         687
   Wolverine World Wide, Inc.             31,670         687
   Jostens Inc.                           28,440         686
   LTV Corp.                              71,700         686
-  American Business Information,
    Inc. Class B                          42,816         685
-  Coventry Health Care Inc.              45,955         684
-  Halter Marine Group, Inc.              45,402         684
-  HNC Software, Inc.                     16,700         682
-  United Video Satellite Group, Inc.     17,200         682
   Pogo Producing Co.                     27,100         681
-  Esterline Technologies Corp.           33,090         680
   Westcorp, Inc.                         49,407         679
-  Dollar Thrifty Automotive
    Group, Inc.                           51,200         678
   Enesco Group, Inc.                     22,000         676
-  GT Interactive Software Corp.          89,800         676
-  Sonic Corp.                            30,225         676
   Springs Industries Inc. Class A        14,665         676
   Aliant Communications, Inc.            24,600         675
   Primex Technologies, Inc.              13,180         675
-  Boston Beer Co., Inc. Class A          52,900         674
-  GC Cos.                                12,991         674
   State Auto Financial Corp.             21,150         674
-  Verio Inc.                             27,100         674
   Briggs & Stratton Corp.                17,954         672
   OM Group, Inc.                         16,300         672
-  U.S. Home Corp.                        16,300         672
-  American Tower Corp. Class A           26,900         671
   Bob Evans Farms, Inc.                  31,600         670
-  Foodmaker, Inc.                        39,700         670
   First Financial Bancorp                25,872         669
   Sunbeam Corp.                          64,500         669
-  Catalina Marketing Corp.               12,860         668
-  The Good Guys, Inc.                    49,600         668
-  Agouron Pharmaceuticals, Inc.          22,000         667
   Home Properties of New York,
    Inc. REIT                             25,000         667
   First Palm Beach Bancorp               15,300         666
   Jones Pharma, Inc.                     20,100         666
   Vermont Financial Services Corp.       24,258         666
-  Mesa Air Group Inc.                    81,900         665
   Standard Products Co.                  23,600         664
   Zeigler Coal Holding Co.               38,800         664
-  Micrografx, Inc.                       46,500         663
   Texas Regional Bancshares, Inc.        20,250         663
-  Anixter International Inc.             34,700         661
-  Physician Reliance Network, Inc.       57,800         661
   Franklin Electric, Inc.                 9,700         660
   Chemical Finance                       15,441         659
   E.W. Blanch Holdings, Inc.             17,900         658
-  National Processing, Inc.              61,600         658
-  Castle & Cooke Inc.                    34,600         657
-  On Assignment, Inc.                    18,800         657
   Bindly Western Industries, Inc.        19,867         656
   Oregon Steel Mills, Inc.               35,200         656
   Prime Bancorp Inc.                     26,460         655
   Reliance Bancorp, Inc.                 17,100         655
   TNP Enterprises, Inc.                  21,200         655
-  Bio-Rad Laboratories, Inc. Class A     21,353         654
-  Dril-Quip, Inc.                        24,900         654
-  BankUnited Financial Corp.             39,600         653
-  DVI, Inc.                              25,600         653
   NCH Corp.                              10,200         653
   St. John Knits, Inc.                   16,900         653
   Worthington Foods                      31,188         653
-  Algos Pharmaceutical Corp.             24,100         651
-  Homestead Village, Inc.                54,787         651
   Hughes Supply, Inc.                    17,739         650
-  Mentor Graphics Corp.                  61,500         650
   OEA, Inc.                              40,600         650
-  Intersolv                              40,400         649
-  Littelfuse, Inc.                       25,700         649
-  ADAC Laboratories                      28,800         648
-  Western Wireless Corp.                 32,500         648
-  Aavid Thermal Technologies             22,100         646
-  CKS Group, Inc.                        35,900         646
-  Rare Hospitality International Inc.    44,000         646
-  Telco Systems, Inc.                    45,500         646
-  Canandaigua Brands, Inc. Class A       13,108         645
-  INSpire Insurance Solutions, Inc.      19,400         645
   Olsten Corp.                           57,625         645
   First Western Bancorp                  21,883         644
-  Ortel Corp.                            41,500         643
-  Fairchild Corp.                        31,802         642
-  Banctec, Inc.                          27,700         641
   NAC Re Corp.                           12,000         640
-  RWD Technologies, Inc.                 27,100         640
-  Billing Concepts Corp.                 41,228         639
-  Gadzooks, Inc.                         23,200         639
-  ThermoLase Corp.                       88,200         639
   Cilcorp, Inc.                          13,300         638
-  Federated Investors, Inc.              34,500         638


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
   Sovran Self Storage, Inc. REIT         22,600       $ 638
-  Wind River Systems                     17,788         638
-  PFF Bancorp, Inc.                      34,200         637
-  Syms Corp.                             44,700         637
-  Aphton Corp.                           38,239         636
   Prime Retail, Inc. REIT                53,300         636
-  Trimble Navigation Ltd.                39,300         636
-  Columbia Sportswear Co.                33,400         635
   Diagnostic Products Corp.              22,023         635
   Harveys Casino Resorts                 23,400         635
   Public Service Co. of New Mexico       27,980         635
-  Ace Cash Express, Inc.                 36,750         634
   Air Express International Corp.        23,700         634
   Harmon Industries, Inc.                26,700         634
   Sumitomo Bank of California            16,800         634
-  Consolidated Cigar Holdings Inc.       51,700         633
-  Lancer Corp.                           39,285         633
-  Sanchez Computer
    Associates, Inc.                      31,060         633
-  Cymer, Inc.                            39,200         632
   BancorpSouth, Inc.                     30,000         630
-  Giant Cement Holding, Inc.             22,000         630
-  Paragon Health Network, Inc.           39,048         630
   Bandag, Inc.                           16,138         629
   F.N.B. Corp.                           18,856         629
   Foster Wheeler Corp.                   29,354         629
-  INCYTE Pharmaceuticals, Inc.           18,400         628
   Justin Industries, Inc.                38,960         628
   Kansas City Life Insurance Co.          6,900         628
-  Burlington Industries, Inc.            44,597         627
   RFS Hotel Investors, Inc. REIT         33,000         627
   Jack Henry & Associates                18,200         626
-  Host Marriott Services Corp.           42,984         626
-  Spelling Entertainment                 66,700         625
-  Digi International, Inc.               30,800         624
-  Affymetrix, Inc.                       25,900         623
   Berkshire Realty Co., Inc. REIT        53,300         623
   MacDermid, Inc.                        22,061         623
-  National City Bancorporation           18,740         623
   Cabot Oil & Gas Corp. Class A          31,100         622
-  Consolidated Freightways Corp.         44,599         622
-  Marshall Industries                    22,828         622
-  HS Resources Inc.                      42,601         620
   Simmons First National                 13,050         620
   United National Bancorp                21,181         620
   ASARCO, Inc.                           27,802         619
-  Eastern Environmental
    Services, Inc.                        18,200         619
-  Carriage Services, Inc.                24,600         618
   Omega Financial Corp.                  17,112         618
-  Tuboscope Inc.                         31,300         618
-  International Technology               64,985         617
   Pinnacle Bancorp Group Inc.            18,550         617
   Pittston BAX Group                     39,650         617
-  Alexander's, Inc.                       6,923         616
-  Kaneb Services, Inc.                  113,316         616
-  Echelon International Corp., Inc.      23,363         615
   Mine Safety Appliances Co.              8,200         615
   Optical Coating Laboratory, Inc.       32,181         615
   Dallas Semiconductor Corp.             19,800         614
-  Playboy Enterprises Inc. Class B       34,600         614
-  VideoServer, Inc.                      50,100         614
   Associated Estates Realty
    Corp. REIT                            32,800         613
   Crawford & Co. Class B                 32,700         613
-  DBT Online Inc.                        22,700         613
-  Integrated Systems, Inc.               39,800         612
-  Nortek, Inc.                           19,900         612
-  Avis Rent A Car, Inc.                  24,700         611
   CVB Financial Corp.                    25,200         611
-  LAM Research Corp.                     31,939         611
-  MedCath Inc.                           33,300         611
   Daniel Industries, Inc.                32,128         610
   General Binding Corp.                  16,572         610
-  Hexcel Corp.                           26,900         609
   Imperial Credit Commercial
   Mortgage Investment
    Corp. REIT                            46,600         609
   LTC Properties, Inc.                   32,700         609
   Pitt Des Moines, Inc.                  23,000         609
   Thor Industries, Inc.                  22,000         609
   Coca-Cola Bottling Co.                  9,200         608
   Fair Issac & Co.                       16,000         608
   Sbarro, Inc.                           22,409         608
-  Westwood One, Inc.                     24,100         608
-  DSP Communications, Inc.               44,100         606
-  Insurance Auto Auctions, Inc.          42,900         606
-  Lamar Advertising Co.                  16,900         606
-  Marine Drilling Co., Inc.              37,900         606
-  HCIA, Inc.                             47,000         605
-  Heartland Express, Inc.                29,892         605
   Penncorp Financial Group Inc.          29,500         605
-  Budget Group, Inc.                     18,900         604
   L. S. Starrett Co. Class A             15,300         604
-  UniSource Energy Corp.                 38,380         604
-  Royal Appliance
    Manufacturing Co.                     96,486         603
   Ameron International Corp.             10,400         601
-  CorVel Corp.                           15,400         601
   Crown American Realty
    Trust REIT                            62,000         601
   Flushing Financial Corp.               21,100         601
   Black Hills Corp.                      26,100         600
   Merrill Corp.                          27,200         600
-  Basin Exploration Inc.                 34,000         599
   Commercial Net Lease
    Realty REIT                           37,000         599
   Madison Gas & Electric Co.             26,200         599
-  Proxim, Inc.                           36,000         599
   Affiliated Community Bancorp           16,450         598
-  Ascent Entertainment Group, Inc.       53,777         598
   JP Realty Inc. REIT                    25,400         598
-  Access Health Marketing, Inc.          23,367         596
   Andover Bancorp, Inc.                  17,400         596
   Harman International
    Industries, Inc.                      15,481         596
-  Philadelphia Consolidated
    Holding Corp.                         28,400         596
   Schweitzer-Mauduit
    International, Inc.                   20,537         596


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
--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
   IBS Financial Corp.                    31,300       $ 595
-  Information Management
    Resources, Inc.                       17,600         595
-  Marcam Solutions, Inc.                 33,050         595
   Protection One, Inc.                   54,400         595
   First Financial Holdings, Inc.         25,000         594
   Storage Trust Realty REIT              25,400         594
-  Metromedia International
    Group, Inc.                           49,700         593
   Value Line, Inc.                       15,500         593
-  Applied Innovation Inc.                59,600         592
-  CHS Electronics, Inc.                  33,100         592
   Haven Bancorp, Inc.                    23,100         592
   Harleysville National Corp.            13,909         591
-  Aftermarket Technology Corp.           31,400         589
   Roper Industries Inc.                  22,528         589
-  Spyglass, Inc.                         51,500         589
   Bassett Furniture Industries, Inc.     20,863         588
-  Daisytek International Corp.           23,100         588
   F & M Bancorp                          13,205         588
   J.M. Smucker Co. Class A               23,700         588
   WSFS Financial Corp.                   28,700         588
   Central Hudson Gas &
    Electric Corp.                        12,800         587
   Empire District Electric Co.           28,100         587
-  Pharmaceutical Markets                 41,200         587
   Phillips-Van Heusen Corp.              39,700         586
   Werner Enterprises, Inc.               30,750         586
   Arvin Industries, Inc.                 16,100         585
-  Boole & Babbage Inc.                   24,500         585
-  Genesys Telecommunications
    Laboratories, Inc.                    17,700         585
-  Ardent Software, Inc.                  42,414         583
   Elcor Corp.                            23,100         583
   MTS Systems Corp.                      36,280         583
   Calgon Carbon Corp.                    58,600         582
-  NFO Worldwide, Inc.                    32,678         582
-  Tractor Supply Co.                     23,400         582
   Seacoast Banking Corp. of Florida
    Class A                               15,100         581
-  Medialink Worldwide, Inc.              27,600         580
-  Allied Holdings, Inc.                  27,500         579
-  Arcadia Financial Ltd.                 76,500         579
   Authentic Fitness Corp.                36,600         579
-  Sola International, Inc.               17,700         579
-  Valence Technology                    101,800         579
   Winston Hotels, Inc. REIT              46,300         579
-  Ben & Jerry's Homemade, Inc.
    Class A                               29,800         577
   Titan International, Inc.              33,950         577
-  Toy Biz                                62,400         577
-  Techne                                 30,200         576
-  GRC International, Inc.                56,100         575
-  Primark Corp.                          18,369         575
   Ruddick Corp.                          31,700         575
-  Strategic Distribution, Inc.          104,578         575
   Nordson Corp.                          12,200         573
-  ABR Information Services, Inc.         24,100         572
-  Bertucci's Holding Corp.               55,761         572
   NYMAGIC, Inc.                          20,900         572
   Signal Corp.                           19,622         572
-  Cable Design Technologies              27,678         571
   Granite State Bankshares, Inc.         20,500         571
   Lindsay Manufacturing Co.              21,038         571
-  Pride International Inc.               33,700         571
   Belden, Inc.                           18,600         570
-  Genesis Health Ventures Inc.           22,800         570
-  The SABRE Group Holdings, Inc.         15,000         570
-  Thermo Cardiosystems Inc.              25,050         570
   UniFirst Corp.                         22,800         570
-  Vantive Corp.                          27,800         570
-  ArthroCare Corp.                       34,200         569
   Colonial Gas Co.                       19,800         567
-  Brylane, Inc.                          12,300         566
-  Journal Register Co.                   33,800         566
   Medford Bancorp, Inc.                  13,799         566
-  Wall Data Inc.                         35,296         565
-  Chirex, Inc.                           32,100         564
-  Arbor Software Corp.                   17,900         563
-  Banyan Systems, Inc.                   68,200         563
   Burnham Pacific Properties,
    Inc. REIT                             39,600         562
-  Burr-Brown Corp.                       26,775         562
-  Electro Scientific Industries, Inc.    17,800         562
-  Forcenergy Inc.                        31,527         562
   Landauer, Inc.                         18,800         562
   Meridian Diagnostics, Inc.             45,429         562
-  Verity, Inc.                           52,000         562
   Atmos Energy Corp.                     18,350         560
   North Carolina Natural Gas Corp.       22,050         560
-  Strattec Strategy Corp.                18,605         560
-  United Capital Corp.                   24,900         560
   Wiser Oil Co.                          50,600         560
-  Wyman-Gordon Corp.                     28,100         560
   A.M. Castle & Co.                      25,431         559
-  Choice Hotel International, Inc.       41,241         559
-  Emmis Broadcasting Corp.
    Class A                               11,700         559
   HEICO Corp.                            21,108         559
-  Cort Business Services Corp.           17,700         558
-  Hovnanian Enterprises Class A          53,750         558
   USFreightways Corp.                    17,000         558
-  Supreme International Corp.            34,000         557
   Watkins-Johnson Co.                    21,400         556
-  Evergreen Resources, Inc.              29,600         555
   Lillian Vernon Corp.                   33,400         555
   Oxford Industries, Inc.                15,900         555
   Tanger Factory Outlet Centers,
    Inc. REIT                             17,511         555
-  Schuler Homes Inc.                     63,300         554
-  Pacific Gateway Exchange, Inc.         13,800         553
-  ETEC Systems, Inc.                     15,700         552
-  Input/Output, Inc.                     31,000         552
-  NCO Group, Inc.                        25,100         552
-  Premisys Communications, Inc.          22,200         552
-  General Semiconductor, Inc.            55,789         551
   Kimball International, Inc. Class B    30,400         551
   Southern California Water Co.          20,300         551
-  Dialogic Corp.                         18,500         550
-  Datastream Systems, Inc.               28,800         549


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
   Guilford Mills, Inc.                   27,450       $ 549
-  Jacobs Engineering Group Inc.          17,100         549
-  Microtouch Systems, Inc.               29,599         549
-  Nashua Corp.                           35,114         549
   BankAtlantic Bancorp, Inc.
    Class A                               46,400         548
   Ethyl Corp.                            89,230         547
   Heritage Financial Services, Inc.      15,900         547
   Hilb, Rogal and Hamilton Co.           35,000         547
-  Hain Food Group, Inc.                  21,100         546
   Lance, Inc.                            24,421         546
   Lilly Industries Inc. Class A          25,268         546
-  Logan's Roadhouse, Inc.                26,332         546
   Thomas Nelson, Inc.                    40,850         546
-  QRS Corp.                              14,500         546
-  Correctional Services Corp.            36,200         545
-  Cybex Computer Products Corp.          23,700         545
-  DSP Group Inc.                         27,600         545
-  Hambrecht & Quist Group                15,000         545
-  Plains Resources                       30,383         545
-  Alliant Techsystems, Inc.               8,600         544
-  Altron, Inc.                           42,200         543
-  Cone Mills Corp.                       63,000         543
-  Hecla Mining Co.                      102,200         543
-  Hollywood Park, Inc.                   43,000         543
-  Commonwealth Telephone
    Enterprises, Inc.                     20,500         541
   Connecticut Energy Corp.               19,400         541
-  Credit Acceptance Corp.                63,700         541
   Curtiss-Wright Corp.                   13,800         541
-  Mastec Inc.                            22,667         541
   Parkway Properties Inc. REIT           18,350         541
   IRT Property Co. REIT                  49,100         540
-  American Freightways                   53,904         539
   Arrow Financial Corp.                  17,616         539
   Ocean Financial Corp.                  28,200         539
   Puerto Rican Cement Co., Inc.          11,400         539
   Dexter Corp.                           16,900         538
-  Immunomedics Inc.                     121,200         538
-  Mortons Restaurant Group               22,344         538
   Standard Motor Products, Inc.          24,200         538
   Aquarion Co.                           15,700         537
-  Genrad, Inc.                           27,188         537
-  Thermotrex Corp.                       31,300         536
   Penford Corp.                          17,691         535
-  Swift Transportation Co., Inc.         27,000         535
   BSB Bancorp, Inc.                      17,649         534
   National Health Investors REIT         16,100         533
-  Schein Pharmaceutical, Inc.            20,000         533
-  INSO Corp.                             38,900         532
   LSI Industries Inc.                    26,618         532
-  Summit Technology, Inc.                97,800         532
   UGI Corp. Holding Co.                  21,400         532
-  VWR Scientific Products Corp.          21,600         532
   Stepan Co.                             17,800         531
   Westbanco Inc.                         19,750         531
   PCA International, Inc.                20,995         530
-  Uniroyal Technology Corp.              57,300         530
-  West TeleServices Corp.                43,700         530
   Cadmus Communications                  21,800         529
-  Cypress Semiconductor Corp.            63,600         529
   Glenborough Realty Trust,
    Inc. REIT                             20,000         528
-  Global Motorsport Group Inc.           25,200         528
-  Insilco Corp.                          11,900         528
   Energen Corp.                          26,200         527
-  Hot Topic, Inc.                        22,200         527
-  SpaceLabs Medical, Inc.                31,439         527
   Waddell & Reed Financial, Inc.         22,000         527
-  Newpark Resources, Inc.                47,300         526
   Chemed Corp.                           15,400         525
-  Learning Tree International, Inc.      26,100         525
-  Berg Electronics Corp.                 26,800         524
-  Charming Shoppes, Inc.                110,379         524
   Pennsylvania Enterprises Inc.          19,434         524
-  McWorter Technologies Inc.             19,800         523
-  Rio Hotel and Casino, Inc.             27,700         523
   OmniQuip International, Inc.           28,200         522
-  Norstan, Inc.                          20,800         521
-  Proxymed Pharmacy, Inc.                49,650         521
-  U.S. Satellite Broadcasting Co.,
    Inc. Class A                          44,600         521
-  Comdial Corp.                          42,866         520
-  Forest Oil Corp.                       36,300         520
-  Quaker City Bancorp, Inc.              22,618         520
-  Patterson Energy, Inc.                 53,100         519
-  Sunrise Medical, Inc.                  34,600         519
-  Andrea Radio Corp.                     34,100         518
-  Cree Research, Inc.                    34,548         518
   Philadelphia Suburban Corp.            23,600         516
-  I-STAT Corp.                           45,800         515
   CCA Prison Realty Trust REIT           16,800         514
-  Data Broadcasting Corp.                80,600         514
   Hancock Holding Co.                     9,700         514
-  General DataComm
    Industries, Inc.                     102,600         513
-  Prime Hospitality Corp.                29,400         513
   Alliance Bancorp Inc.                  21,462         512
-  Cognex Corp.                           27,700         512
-  Echo Bay Mines Ltd.                   227,384         512
   First Coastal Bankshares, Inc.         27,700         512
   Comcast Corp. Class A                  12,860         511
   Georgia Gulf Corp.                     22,368         510
-  Encore Wire Corp.                      31,550         509
-  Cameron Ashley
    Building Products                     30,108         508
-  AgriBioTech, Inc.                      18,300         507
-  Brite Voice Systems, Inc.              44,586         507
-  Kevco, Inc.                            23,000         507
-  Phoenix International Ltd., Inc.       31,200         507
-  Scios, Inc.                            57,100         507
-  Walker Interactive Systems, Inc.       34,400         507
-  SITEL Corp.                            76,400         506
-  Sykes Enterprises, Inc.                25,200         506
   The Times Mirror Co.                   17,900         506
   Chiquita Brands International, Inc.    35,935         505
-  Egghead.com, Inc.                      59,831         505
-  M&F Worldwide Corp.                    50,779         505
-  URS Corp.                              29,700         505
-  InterVU Inc.                           33,600         504

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                                       25

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
--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
   Morrison Health Care Inc.              26,525       $ 504
   National Presto Industries, Inc.       12,937         504
-  ParkerVision, Inc.                     26,200         504
   St. Francis Capital Corp.              13,000         504
-  Filene's Basement Corp.                92,305         503
-  SEACOR SMIT Inc.                        8,200         503
-  Cellstar Corp.                         38,800         502
-  PJ America Inc.                        27,500         502
-  Steel Dynamics, Inc.                   36,100         501
-  American Media Class A                 75,400         500
   Holly Corp.                            19,400         500
   Western Investment Real Estate
    Trust REIT                            36,500         500
   X-Rite Inc.                            36,500         500
-  The Topps Co., Inc.                   161,297         499
-  Integrated Systems Consulting
    Group Inc.                            36,184         498
-  Tech-Sym Corp.                         17,902         498
-  Shuffle Master, Inc.                   54,417         497
-  Dionex Corp.                           18,800         496
-  Security Dynamics
    Technologies, Inc.                    26,800         496
-  Carmike Cinemas, Inc. Class A          18,389         495
-  Closure Medical Corp.                  19,900         495
-  Medicis Pharmaceutical Corp.           13,575         495
   Peoples First                          14,135         495
-  Rainforest Cafe, Inc.                  35,675         495
   AMCOL International Corp.              40,950         494
   CB Bancshares Inc./Hawaii              12,600         494
-  Converse Inc.                          89,800         494
-  Digene Corp.                           50,700         494
-  Orthodontic Centers of
    America, Inc.                         23,600         494
-  Glenayre Technologies, Inc.            45,825         493
   R.L.I. Corp.                           12,125         493
-  VLSI Technology, Inc.                  29,400         493
-  HF Bancorp, Inc.                       27,800         492
   FFY Financial Corp.                    15,100         491
   Central Vermont Public
    Service Corp.                         32,800         490
   Litchfield Financial Corp.             23,330         490
-  MemberWorks, Inc.                      15,200         490
-  Perrigo Co.                            48,700         490
   XTRA Corp.                              8,100         490
   Eastern Enterprises                    11,415         489
-  Human Genome Sciences, Inc.            13,700         489
   National Steel Corp. Class B           41,200         489
-  Total-Tel USA
    Communications, Inc.                  11,640         489
-  Weirton Steel                         134,900         489
-  Concord Communications, Inc.           19,100         488
-  Earthshell Corp.                       50,000         488
   Exide Corp.                            29,000         488
-  Mycogen Corp.                          20,300         488
-  Oceaneering International, Inc.        27,490         488
-  Optical Cable Corp.                    48,800         488
-  Shoney's Inc.                         139,406         488
-  Syncor International Corp.             28,300         488
-  TriQuint Semiconductor, Inc.           25,700         488
-  CNA Surety Corp.                       32,990         487
-  FARO Technologies, Inc.                46,100         487
   Fed One Bancorp, Inc.                  10,700         487
   Wicor, Inc.                            21,000         486
-  Sirco International Corp.              74,600         485
   Town & Country Trust REIT              29,300         485
-  Clayton Williams Energy, Inc.          47,300         485
-  Davel Communications
    Group, Inc.                           19,843         484
   Fleming Cos., Inc.                     27,539         484
-  Sealright Co.                          37,600         484
   Wellman, Inc.                          21,345         484
-  Brightpoint, Inc.                      33,300         483
   St. Mary Land & Exploration Co.        20,028         483
-  Sun Healthcare Group, Inc.             33,000         483
-  Aviall Inc.                            35,219         482
   Carter-Wallace, Inc.                   26,700         482
-  United States Can Co.                  32,809         482
-  Genesis Direct, Inc.                   43,200         481
   Commercial Intertech Corp.             26,500         480
   Horizon Financial Corp.                29,998         480
   Life USA Holding, Inc.                 37,100         480
   United Wisconsin Services, Inc.        16,900         480
-  Lattice Semiconductor Corp.            16,850         479
-  Pacificare Health Systems Inc.
    Class A                                5,674         479
   Sizzlers Property Investors, Inc.      47,600         479
   World Fuel Services Corp.              27,661         479
-  American Oncology
    Resources, Inc.                       39,100         478
   CBT Corp.                              14,700         478
   Crown Crafts, Inc.                     31,000         477
   Quaker Chemical Corp.                  25,200         477
-  Consumer Portfolio Services, Inc.      45,300         476
   Gainsco, Inc.                          72,546         476
-  Chico's Fas, Inc.                      30,614         475
-  Clintrials Research, Inc.              97,300         474
-  Drexler Technology Corp.               33,289         474
-  Global Industrial
    Technologies, Inc.                    32,991         474
-  Haemonetics Corp.                      29,600         474
-  Seven Seas Petroleum Inc.              23,400         474
-  Old Dominion Freight Line, Inc.        30,515         473
-  Ventana Medical Systems, Inc.          16,900         473
-  Kendle International Inc.              15,600         472
   Owens & Minor, Inc. Holding Co.        47,150         472
   SJW Corp.                               8,000         472
-  ReSound Corp.                          71,800         471
   Angelica Corp.                         22,400         470
-  Liposome Co., Inc.                     86,861         470
-  Park-Ohio Holdings Corporations        25,400         470
   Trans Financial, Inc.                   8,200         470
   Banta Corp.                            15,200         469
   CPI Corp.                              19,700         469
   Overseas Shipholding Group Inc.        23,000         469
-  SDL, Inc.                              19,650         469
   DT Industries, Inc.                    19,300         468
-  Material Sciences Corp.                40,250         468
-  Service Merchandise Co., Inc.         299,650         468
   Zenith National Insurance Corp.        16,600         468
-  Electromagnetic Sciences, Inc.         24,586         467


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
--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
   Giant Industries, Inc.                 26,900       $ 467
   Katy Industries, Inc.                  25,600         467
-  Marquette Medical Systems Inc.         18,204         467
-  SanDisk Corp.                          33,800         467
-  Powertel Inc.                          25,200         466
   Applebee's International, Inc.         20,782         465
-  Cirrus Logic                           41,800         465
   Regal-Beloit Corp.                     16,300         465
   Superior Uniform Group, Inc.           28,600         465
-  Employee Solutions, Inc.              121,400         463
-  Fabri-Centers of America, Inc.         16,900         463
-  Lazare Kaplan International, Inc.      43,800         463
   Redwood Trust, Inc.                    26,300         462
-  Rogers Corp.                           14,000         462
-  Sawtek Inc.                            31,300         462
   Unisource Worldwide, Inc.              42,741         462
   Cavalier Homes, Inc.                   35,600         461
-  Objective Systems
    Integrators, Inc.                     62,500         461
   Southwest Bancshares, Inc.             16,474         461
   Titanium Metals Corp.                  20,900         461
-  Vertex Pharmaceuticals, Inc.           20,500         461
-  Vicorp Restaurants, Inc.               30,000         461
   K2 Inc.                                26,062         459
-  Planet Hollywood International,
    Inc. Class A                          65,500         459
-  NPC International Class A              37,400         458
-  System Software Associates, Inc.       64,300         458
-  Cannondale Corp.                       34,200         457
-  NeXstar Pharmaceuticals Inc.           45,841         457
-  Bel Fuse, Inc.                         20,500         456
-  Christiana Cos., Inc.                  14,700         456
-  Right Management Consultants           33,800         456
-  CFI ProServices, Inc.                  26,769         455
-  Gradall Industries, Inc.               31,100         455
   Hancock Fabrics, Inc.                  36,300         454
-  Highlands Insurance Group              24,554         454
   Penn Virginia Corp.                    17,500         453
-  Standard Microsystem                   51,400         453
-  World Acceptance Corp.                 79,600         453
-  Berlitz International, Inc.            16,727         452
-  DII Group, Inc.                        26,514         452
-  Advanced Polymer Systems               64,500         451
   Bryn Mawr Bank Corp.                    8,800         451
-  Coleman Inc.                           39,032         451
   Inter-Tel, Inc.                        28,200         451
   Midas Inc.                             22,420         451
-  Alpine Group, Inc.                     21,700         450
-  American Classic Voyager Co.           30,500         450
-  Metrocall, Inc.                        74,200         450
   Talbots Inc.                           17,200         450
-  GelTex Pharmaceuticals, Inc.           24,100         449
-  Zebra Technologies Class A             10,500         449
   Alamo Group, Inc.                      23,600         448
-  Ampal-American Israel Corp.            83,400         448
-  Bell Industries, Inc.                  39,403         448
-  Chemical Fabrics Corp.                 21,511         448
-  Integrated Silicon Solution, Inc.      63,900         447
-  TCSI Corp.                             76,021         447
-  Jenny Craig Inc.                       73,600         446
-  Symmetricom Inc.                       74,300         446
-  Baldwin Technology Class A             75,800         445
-  Electroglas, Inc.                      34,100         445
   Arnold Industries, Inc.                30,100         444
   Birmingham Steel Corp.                 35,900         444
-  Diamond Multimedia
    Systems, Inc.                         64,900         444
-  Just for Feet, Inc.                    15,576         444
-  Neurogen Corp.                         25,020         444
   State Financial Services Corp.
    Class A                               20,200         444
-  Layne Christensen Co.                  35,800         443
-  Vistana, Inc.                          24,100         443
   Donnelly Corp.                         25,725         442
-  Dravo Corp.                            48,139         442
   First Union Real Estate REIT           47,800         442
-  Aztar Corp.                            64,700         441
   Gorman-Rupp Co.                        24,325         441
-  Avatar Holding, Inc.                   15,800         440
-  CorporateFamily Solutions, Inc.        17,600         440
   Omega Healthcare Investors,
    Inc. REIT                             12,500         439
   Central Maine Power Co.                22,400         437
-  Physio-Control International Corp.     16,600         437
-  Sabratek Corp.                         19,200         437
-  Itron, Inc.                            34,200         436
-  Jackpot Enterprises, Inc.              34,700         436
-  Molecular Biosystems, Inc.             60,600         436
-  Amkor Technology, Inc.                 46,600         435
   CPB, Inc.                              23,200         435
-  HomeUSA, Inc.                          43,400         434
-  Level One Communications               18,450         434
-  Mosaix Inc.                            44,195         434
-  Stac, Inc.                            100,630         434
-  Circon Corp.                           27,941         433
   Heilig-Meyers Co.                      35,157         433
-  Speedfam International, Inc.           23,500         433
-  NetManage, Inc.                       143,900         432
   Walbro Corp.                           30,500         431
-  GST Telecommunications Inc.            29,800         430
-  Ramtron International Corp.           124,000         430
-  Recovery Engineering, Inc.             20,400         430
-  Crown Vantage, Inc.                    40,824         429
-  MRV Communications Inc.                20,686         429
-  Zoltek Cos., Inc.                      21,200         427
-  Forte Software, Inc.                   70,800         425
-  Stratus Computer, Inc.                 16,800         425
   Terra Industries, Inc.                 47,250         425
-  Primus Telecommunications
    Group, Inc.                           22,400         424
-  CapStar Hotel Co.                      15,100         423
-  Pharmacopeia, Inc.                     29,700         423
-  Renters Choice, Inc.                   14,900         423
   Thornburg Mortgage Asset Corp.         34,700         423
   Allied Products Corp.                  19,898         422
   Bush Industries, Inc.                  19,383         422
-  Gensia Sicor Inc.                     105,514         422
-  Black Box Corp.                        12,700         421
   Boddie-Noell Properties Inc.           31,500         421
   Connecticut Water Services, Inc.       12,200         421


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
--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
   Berry Petroleum Class A                32,200       $ 419
   Laser Mortgage
    Management, Inc.                      38,500         419
-  NovaCare, Inc.                         35,688         419
-  Swift Energy Co.                       26,300         419
-  Rainbow Technologies, Inc.             20,400         418
-  Vicor Corp.                            30,119         418
   Circle International Group, Inc.       14,900         417
-  U.S. Bioscience                        50,987         417
   Fedders Corp.                          62,245         416
   NewSouth Bancorp, Inc.                 12,600         416
-  Amerco, Inc.                           14,100         415
-  Ampex Corp. Class A                   201,400         415
-  S3, Inc.                               81,700         414
-  Computer Learning Centers, Inc.        16,600         413
-  ABC Rail Products Corp.                23,900         412
-  Lifecore Biomedical Inc.               25,000         412
-  Structural Dynamics
    Research Corp.                        17,800         412
   Middlesex Water Co.                    20,300         411
   Tejon Ranch Co.                        15,500         411
-  PICO Holdings Inc.                     95,102         410
   Urstadt Biddle Properties REIT         23,100         410
   Chesapeake Energy Corp.               102,300         409
   First Savings Bancorp, Inc.            16,700         409
   Spartan Motors, Inc.                   57,400         409
-  Atrix Laboratories, Inc.               30,489         408
-  Data General Corp.                     27,326         408
-  Lydall, Inc.                           28,000         408
-  Object Design, Inc.                    68,000         408
-  Secure Computing Corp.                 41,300         408
   Southwestern Energy Co.                44,400         408
-  Advanced Lighting
    Technologies, Inc.                    17,500         407
-  Crescent Operating, Inc. REIT          23,920         407
   EDO Corp.                              42,800         407
-  Thermedics Detection Inc.              42,295         407
-  Exabyte Corp.                          48,700         406
-  Beringer Wine Estates
    Holdings, Inc.                         9,200         405
-  EZCORP, Inc.                           37,000         405
-  VIASOFT, Inc.                          25,048         405
-  Chic By H.I.S., Inc.                   51,280         404
-  FAC Realty Inc. REIT                   50,500         404
-  FSI International, Inc.                41,700         404
   SIG Corp.                              12,600         404
   W.H. Brady Class A                     14,500         403
-  Ocular Sciences, Inc.                  12,400         403
   Sterling Bancshares, Inc.              25,600         403
   Ballard Medical Products               22,266         401
   Skaneateles Bancorp, Inc.              22,200         401
   Hunt Corp.                             16,900         400
   Wackenhut Corp.                        17,692         400
-  Coeur D'Alene Mines Corp.              59,100         399
   McGrath RentCorp                       18,900         399
-  Benchmark Microelectronics, Inc.       35,400         398
-  Performance Food Group Co.             20,050         398
-  Oxigene, Inc.                          32,539         397
   A. Schulman Inc.                       20,293         397
-  Silicon Gaming, Inc.                   40,200         397
-  Navigators Group, Inc.                 20,900         396
-  Davox Corp.                            18,000         394
   Met-Pro Corp.                          26,345         394
-  Biotechnology General                  55,300         392
-  Integrated Device Technology Inc.      54,800         392
-  Lechters Corp.                         79,800         392
-  ESS Technology, Inc.                   83,400         391
-  Invision Technologies, Inc.            50,500         391
-  Kitty Hawk, Inc.                       23,000         391
-  Styling Technology Corp.               17,000         391
-  Inktomi Corp.                           9,800         390
   Pioneer Standard Electronics Inc.      40,500         390
   Mid-America Realty Investments         38,900         389
   Virco Manufacturing Corp.              17,300         389
-  American Business Information,
    Inc. Class A                          25,416         388
-  C-Cube Microsystems, Inc.              20,900         388
   CTG Resources Inc.                     16,515         388
-  Teletech Holdings Inc.                 31,700         388
-  VTEL Corp.                             60,338         388
-  Hologic, Inc.                          21,300         387
-  Information Management
    Associates, Inc.                      39,100         386
   Wolohan Lumber Co.                     29,578         386
   Excel Industries, Inc.                 26,900         385
-  I-Link, Inc.                           76,600         385
-  Sizzler International                 139,725         384
-  Fresh America Corp.                    20,700         383
   Carnegie Bancorp                       11,000         382
-  Industri-Matematik
    International Corp.                   34,900         382
   Intercargo Corp.                       32,500         382
-  Metromedia Fiber Network, Inc.          8,200         382
   Mid Atlantic Realty Trust REIT         30,950         381
-  Protein Design Labs                    15,800         381
-  Amylin Pharmaceuticals, Inc.          100,500         380
-  FLIR Systems, Inc.                     22,000         380
-  Imation Corp.                          22,867         379
-  Impath, Inc.                           15,600         379
-  Asyst Technologies, Inc.               29,844         377
-  Chalone Wine Group Ltd.                34,540         376
-  Eltron International Inc.              13,600         374
-  International Telecommunication
    Data Systems, Inc.                    12,900         374
-  Laboratory Corp. of America           161,648         374
   Capstead Mortgage Corp.                44,550         373
-  Healthdyne Information
    Enterprises, Inc.                    107,600         373
   Schnitzer Steel Industries, Inc.
   Class A                                15,800         373
-  Aura Systems, Inc.                    191,781         372
-  Precision Response Corp.               46,500         372
   Public Service Co. of
    North Carolina, Inc.                  17,100         372
-  Gulf Island Fabrication, Inc.          19,800         371
   Peoples Bancorp, Inc.                  36,984         370
-  York Research Corp.                    61,100         370
-  Energy Conversion Devices, Inc.        38,075         369
-  Getchell Gold Corp.                    24,616         369
   HMN Financial, Inc.                    23,250         369


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
   Western Gas Resources, Inc.            25,200       $ 369
   FirstSpartan Financial Corp.            8,900         368
-  Catherines Stores                      37,400         367
-  RailTex, Inc.                          27,606         366
-  StaffMark, Inc.                        10,000         366
   First Commerce Bancshares Inc.
    Class A                               12,600         365
-  Level 8 Systems Inc.                   40,400         364
-  Powerhouse Technologies, Inc.          37,100         364
   United Mobile Homes, Inc.              33,900         364
-  Kent Electronics Corp.                 19,800         363
-  HMT Technology Corp.                   43,200         362
   NUI Corp.                              14,200         361
   Rohn Industries Inc.                   77,100         361
-  PRI Automation, Inc.                   21,100         360
   Oil-Dri Corp. of America               24,875         359
-  Project Software &
    Development, Inc.                     17,900         359
-  BRC Holdings Inc.                      18,600         357
-  Retirement Care Associates, Inc.       49,300         357
-  Landry's Seafood
    Restaurants, Inc.                     19,700         356
-  Standard Commercial
    Tobacco Co.                           32,371         356
-  Intergraph Corp.                       41,440         355
-  Maverick Tube Corp.                    30,500         355
   Shurgard Storage Centers, Inc.
    Class A REIT                          12,800         355
-  Vencor, Inc.                           48,963         355
   Watts Industries Class A               17,000         355
-  Signature Resorts, Inc.                21,450         354
-  Comfort Systems USA, Inc.              15,100         353
-  Satcon Technology Corp.                39,793         353
-  U.S. Office Products Co.               18,126         353
   BeautiControl Cosmetics                39,600         351
   G & L Realty Corp.                     20,296         350
-  NS Group Inc.                          34,600         350
-  TCI Satellite Entertainment, Inc.
    Class A                               59,655         350
-  Ultratech Stepper, Inc.                17,700         350
-  United Stationers, Inc.                 5,400         350
   Alico, Inc.                            17,000         349
   G & K Services, Inc.                    8,000         349
-  Protocol Systems, Inc.                 40,500         349
   Intermet Corp.                         19,200         348
   Nash-Finch Co.                         23,100         348
-  Integrated Process
    Equipment Corp.                       30,824         347
-  Shiva Corp.                            41,400         347
-  Merisel, Inc.                         120,400         346
-  Iron Mountain, Inc.                     7,700         345
-  NCS HealthCare, Inc.                   12,100         345
-  Sybase, Inc.                           49,520         345
-  Urocor, Inc.                           48,400         345
   Argonaut Group, Inc.                   10,881         344
-  The Cherry Corp. Class A               21,200         344
-  HomeBase, Inc.                         43,400         344
   Atlanta Sosnoff Capital                35,200         343
-  Mid Atlantic Medical
    Services, Inc.                        29,800         343
-  Capital Trust Class A                  35,500         342
   Herbalife International Cl B           16,600         342
-  North American Vaccine, Inc.           22,061         342
-  Omtool, Ltd.                           44,800         342
-  Award Software International Inc.      31,400         341
-  BE Avionics Inc.                       11,700         341
-  Inprise Corp.                          46,200         341
-  Total Control Products, Inc.           38,400         341
-  Immucor Inc.                           39,146         340
   Aetna Inc. 6.25% Cvt. Pfd. Series C     4,509         339
-  Seattle FilmWorks, Inc.                43,900         339
-  Sequent Computer Systems, Inc.         28,100         339
-  Spiegel, Inc. Class A                  47,100         339
-  Advanced Tissue Sciences Inc.          76,158         338
-  Microwave Systems Corp.                73,100         338
-  Thermo Ecotek Corp.                    21,650         338
   Amcast Industrial Corp.                18,096         337
-  Bell Sports Corp.                      35,100         337
-  Microwave Power Devices, Inc.          49,900         337
-  Lone Star Steakhouse &
    Saloon, Inc.                          24,300         336
-  TCI Music, Inc. Class A                43,025         336
-  Clarify, Inc.                          24,800         335
-  Garden Fresh Restaurant Corp.          18,600         335
-  Parker Drilling Co.                    47,500         335
-  Vertel Corp.                           93,909         335
-  AXYS Pharmaceuticals, Inc.             46,845         334
-  Transworld Healthcare Inc.             58,726         334
-  Argosy Gaming Co.                     108,800         333
-  The Dress Barn, Inc.                   13,400         333
-  CDI Corp.                              12,400         332
   Hubbell Inc. Class A                    7,600         332
-  Global DirectMail Corp.                26,200         331
-  Cyberguard Corp.                       34,255         330
-  Station Casinos, Inc.                  22,500         330
-  Air and Water Technologies
    Corp. Class A                        105,400         329
-  Coram Healthcare Corp.                169,475         328
-  Franklin Electronic
    Publishers, Inc.                      32,800         328
-  CSK Auto Corp.                         12,900         326
   Dames & Moore Group                    25,300         326
-  Software Spectrum, Inc.                16,100         326
   Superior Industries
    International, Inc.                   11,550         326
   Trenwick Group Inc.                     8,400         326
   Southern Peru Copper Corp.             25,000         325
-  Darling International, Inc.            43,900         324
-  Dal-Tile International Inc.            32,900         323
   M/A/R/C, Inc.                          19,600         323
-  Quintel Entertainment, Inc.            82,800         321
   Stewart & Stevenson
    Services, Inc.                        17,818         321
-  Aetrium, Inc.                          37,100         320
-  Grey Wolf, Inc.                       100,500         320
-  Hearst-Argyle Television Inc.           8,000         320
-  Quickturn Design Systems, Inc.         43,800         320
-  Coherent, Inc.                         18,600         319
   Dimon Inc.                             28,350         319
   Fortress Group, Inc.                   57,700         317


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
-  Provident American Corp.               55,200       $ 317
-  Technical Chemicals and
    Products, Inc.                        37,200         316
-  Orange-Co, Inc.                        53,100         315
-  WFS Financial, Inc.                    44,950         315
-  Allen Telecom Inc.                     27,000         314
   Ampco-Pittsburgh Corp.                 20,435         314
-  AnswerThink Consulting
    Group, Inc.                           14,600         314
-  Epitope Inc.                           48,300         314
-  Globe Business Resources, Inc.         21,100         314
-  Electric Fuel Corp.                    57,500         313
-  Agribrands International, Inc.         10,311         312
-  Checkpoint Systems, Inc.               22,074         312
-  Petrocorp, Inc.                        40,978         312
-  LINC Capital, Inc.                     17,600         311
-  International Microcomputer
    Software, Inc.                        19,800         309
-  Miravant Medical Technology            14,000         309
-  Scott Technologies, Inc. Class A       21,100         309
   Belco Oil & Gas Corp.                  35,700         308
   Consolidated-Tomoka Land Co.           17,700         308
   Green Mountain Power Corp.             21,500         308
   Green Street Financial Corp.           20,900         308
-  Unitrode Corp.                         26,822         308
-  DuPont Photomasks, Inc.                 8,900         307
-  SLH Corp.                              16,800         307
   Pan Pacific Retail Properties,
    Inc. REIT                             15,000         306
-  S&K Famous Brands Inc.                 17,200         305
-  Acme Metals, Inc.                      60,700         304
-  Centigram Communications               27,000         304
   Star Gas Partners, L.P.                13,800         304
   BankAtlantic Bancorp, Inc.
    Class B                               23,501         303
   Guarantee Life Cos., Inc.              13,800         302
-  Hadco Corp.                            12,949         302
-  SteriGenics International, Inc.        11,600         302
-  KEMET Corp.                            22,900         301
-  Sciclone Pharmaceuticals               80,100         300
-  Unit Corp.                             49,500         300
-  WHX Corp.                              23,300         300
-  Titan Exploration, Inc.                33,522         298
-  Cygnus Inc.                            28,412         297
-  Medaphis Corp.                         49,416         297
-  New Mexico & Arizona Land Co.          21,968         297
-  Maxicare Health Plans Inc.             43,800         296
-  Remedy Corp.                           17,400         296
-  Silicon Valley Group, Inc.             18,400         296
-  SuperGen, Inc.                         29,400         296
-  K-V Pharmaceutical Co. Class A         13,050         295
   TF Financial Corp.                     11,500         295
-  Fresh Del Monte Produce Inc.           15,600         295
-  Edison Brothers Stores, Inc.           57,371         294
-  Rochester Medical Corp.                20,250         294
-  Triarc Cos., Inc. Class A              13,400         294
-  Merix Corp.                            29,500         293
-  Aerial Communications Inc.             46,700         292
-  Cole National Corp. Class A             7,300         292
-  Daily Journal Corp.                     7,800         292
   HF Financial Corp.                     12,750         292
   Bridge View Bancorp                    11,600         291
-  National Dentex Corp.                  12,400         291
-  Neoprobe Corp.                        105,700         291
-  CML Group, Inc.                       149,700         290
-  Cidco, Inc.                            62,800         290
-  Hopfed Bancorp, Inc.                   15,000         290
-  Lone Star Technologies, Inc.           19,000         290
-  Viacom Inc. Class A                     4,953         290
-  LTX Corp.                              58,888         289
   Indiana Energy, Inc.                    9,600         287
   Century Bancorp, Inc. Class A          13,700         286
   Mueller (Paul) Co.                      7,400         286
-  Xoma Corp.                             59,156         285
-  Micrion Corp.                          28,000         284
-  Big Dog Holdings, Inc.                 55,200         283
-  Premiere Technologies, Inc.            34,100         283
-  Interdigital
    Communications Corp.                  52,500         282
-  Nord Resources Corp.                  144,900         281
   Vesta Insurance Group, Inc.            13,200         281
-  Drug Emporium, Inc.                    72,042         279
   Grove Property Trust REIT              26,700         279
-  Larscom, Inc. Class A                  39,500         279
-  Primadonna Resorts, Inc.               19,462         279
-  Zoll Medical Corp.                     36,000         279
   Anthracite Capital Inc.                20,000         278
-  Meridian Gold Co.                     130,800         278
   Rollins, Inc.                          13,550         278
   H.B. Fuller Co.                         5,000         277
-  Ionics, Inc.                            7,500         277
   ABM Industries                          9,900         276
-  Matria Healthcare, Inc.                78,700         275
-  Amtech Corp.                           57,775         274
-  Applied Digital Access, Inc.           54,600         273
-  Vail Resorts Inc.                      10,200         272
-  Mansur Industries, Inc.                18,100         271
   Rollins Truck Leasing                  21,900         271
-  Todd Shipyards Corp.                   48,747         271
-  HEICO Corp. Class A                    10,554         270
-  Kensey Nash Corp.                      28,400         270
-  Oak Technology, Inc.                   59,100         270
   PXRE Corp.                              8,988         270
   Salient 3 Communications
    Class A                               29,600         270
-  SpecTran Corp.                         33,500         270
-  FTP Software, Inc.                    159,500         269
-  BroadBand Technologies, Inc.           63,900         264
   Zero Corp.                              9,300         264
-  Fisher Scientific International Inc.   18,000         260
-  The Sports Authority, Inc.             17,400         260
-  California Federal Bank Goodwill
    Participation Certificates            13,040         258
-  International Rectifier Corp.          30,300         258
-  Micrel, Inc.                            7,900         257
   Summit Bancshares, Inc.                12,100         257
-  Celtrix Pharmaceuticals               123,500         255
-  Nu Horizons Electronics Corp.          42,500         255
-  TBC Corp.                              38,450         255
-  Read Rite Corp.                        28,031         254


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
   Innkeepers USA Trust REIT              20,000       $ 253
-  Advanced Magnetics, Inc.               22,300         252
-  Caribiner International, Inc.          14,400         252
-  MEMC Electronic Materials, Inc.        24,300         252
-  Spectranetics Corp.                    80,700         250
-  Trans World Entertainment Corp.         5,800         250
-  Fritz Cos., Inc.                       18,600         249
-  Continucare Corp.                      50,300         248
-  Telular Corp.                         128,200         248
-  Hauser, Inc.                           42,500         247
-  Sonic Automotive, Inc.                 15,000         247
   TR Financial Corp.                      5,900         247
-  Credence Systems Corp.                 12,900         245
-  Thermo TerraTech, Inc.                 54,400         245
   First Source Bancorp, Inc.             25,045         243
-  Identix, Inc.                          37,900         242
   Stephan Co.                            17,650         242
-  Alyn Corp.                             40,100         241
-  Novavax, Inc.                          60,190         241
-  Scientific Games Holdings Corp.        10,500         241
-  DecisionOne Holdings Corp.             12,014         240
-  World Access, Inc.                      8,000         240
   Eastern Utilities Associates            9,071         238
-  Physicians' Specialty Corp.            27,500         237
-  Activision, Inc.                       22,900         236
-  Craig Corp. Pfd.                       21,077         236
-  O'Sullivan Industries
    Holdings, Inc.                        16,800         235
-  PHP Healthcare Corp.                   31,900         235
-  IEC Electronics Corp.                  33,718         234
-  Craig Corp.                            21,077         233
   Torch Energy Royalty Trust             34,700         232
-  Unigene                               117,700         232
-  Consolidated Graphies, Inc.             3,900         230
-  Universal Electronics, Inc.            18,400         230
-  Digital Microwave Corp.                31,254         227
-  Capstar Broadcasting Corp.              9,000         226
-  Gymboree Corp.                         14,940         226
-  Kulicke & Soffa Industries, Inc.       13,300         226
   Roadway Express Inc.                   11,958         226
   AirTouch Communications, Inc.
    4.25% Cvt. Pfd.                        2,724         225
-  Semtech Corp.                          12,700         225
   Alfa Corp.                             10,800         224
   HFNC Financial Corp.                   19,900         224
-  Signal Technology Corp.                41,653         224
-  Sunburst Hospitality Corp              32,313         224
-  Bangor Hydro-Electric Co.              24,800         223
-  Eco Soil Systems, Inc.                 21,200         223
   International Shipholding Corp.        13,900         223
-  Response USA, Inc.                     33,400         223
   Alpharma, Inc. Class A                 10,100         222
   Apple South, Inc.                      16,974         222
-  Axiohm Transaction
    Solutions, Inc.                       21,689         222
-  The TesseracT Group, Inc.              44,400         222
-  Golden State Bancorp, Inc.
    Litigation Warrants
    Exp. 1/1/2001                         41,443         220
-  Presstek, Inc                          19,700         220
-  Toymax International, Inc.             32,000         220
-  Impco Technologies Inc.                13,500         219
-  L-3 Communications
    Holdings, Inc.                         6,700         219
-  P-Com, Inc.                            23,900         219
-  Starter Corp.                          78,000         219
   Petroleum Heat & Power Co.            108,900         218
-  Carrington Labs Inc.                   45,128         217
-  Thermo VolTek                          30,950         217
   General Chemical Group, Inc.            7,800         216
-  Stratus Properties, Inc.               50,900         216
-  Vitalink Pharmacy Services, Inc.        9,741         215
   Clarcor Inc.                           10,200         214
-  Kinross Gold Corp.                     65,788         214
-  Alydaar Software Corp.                 16,800         213
-  Health Systems Design Corp.            29,800         213
   Mississippi Chemical Corp.             12,941         213
   United Cos. Finance Corp.              13,617         213
-  Diacrin, Inc.                          33,900         212
-  Octel Corp.                            10,594         211
-  Nastech Pharmaceutical Co., Inc.       25,900         210
-  Advantage Learning Systems, Inc.        7,600         208
   Breed Technological Inc.               13,600         208
-  Global Payment Tech Inc.               20,800         208
   Rouge Industries Inc.                  16,300         208
-  Able Telcom Holding Corp.              11,500         207
-  Numerex Corp.                          45,900         207
   AirTouch Communications, Inc.
    6.00% Cvt. Pfd.                        4,242         205
   Astro-Med, Inc.                        26,800         204
-  General Cigar Holdings, Inc.           20,700         204
   Otter Tail Power Co.                    5,502         204
-  Alliance Semiconductor Corp.           57,200         202
-  Fluor Daniel/GTI, Inc.                 33,561         201
   AMBANC Corp.                            7,300         198
-  Thermedics, Inc.                       15,950         197
-  Cornerstone Imaging, Inc.              26,800         196
-  Emerging Communications                22,800         195
-  Graham-Field Health
    Products Inc.                         34,684         195
-  TRO Learning, Inc.                     22,400         195
   Cascade Bancorp                         6,100         194
-  AmeriPath, Inc.                        16,300         193
-  Lawrence Savings Bank                  12,400         193
-  Pete's Brewing Co.                     31,700         193
   Cubic Corp.                             8,000         191
   Grief Brothers Corp. Class A            5,100         191
   TransPro Inc.                          25,725         191
-  Aurora Foods Inc.                       9,000         190
-  Calypte Biomedical Corp.               47,200         190
-  Morgan Products Ltd.                   41,600         190
   Charles E. Smith Residential
    Realty, Inc. REIT                      5,900         189
-  Rightchoice Managed Care, Inc.         14,800         188
-  American Disposal Services, Inc.        4,000         187
-  Intelligent Medical Imaging, Inc.      53,500         187
-  Hollywood Casino Corp.                 98,500         185
-  Apria Healthcare                       27,400         183
-  Einstein/Noah Bagel Corp.              39,500         183
-  MetaCreations Corp.                    39,325         182


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
   Presidential Life Corp.                 8,500       $ 182
-  V-One Corp.                            50,300         182
-  Integrated Electrical Services,Inc.     9,000         181
-  Alliance Pharmaceutical Corp.          43,102         180
   ISCO, Inc.                             22,485         180
   Lawter International Inc.              16,534         180
-  Telegroup, Inc.                        19,500         180
-  Trak Auto Corp.                        17,500         179
-  Webco Industries, Inc.                 18,800         179
   Flagstar Bancorp, Inc.                  7,300         178
   Thermo Remediation, Inc.               38,400         178
-  IDEC Pharmaceuticals Corp.              7,500         177
-  Todhunter International, Inc.          19,300         177
   Corporate Office Properties
    Trust, Inc.                           19,600         174
   Phoenix Investment Partners Ltd.       20,000         174
-  Vivus, Inc.                            28,900         174
-  Geneva Steel Class A                   69,200         173
-  DataWorks Corp.                        13,000         172
-  Emulex Corp.                           28,950         172
   Spartech Corp.                          8,000         172
-  Broderbund Software, Inc.               7,488         171
-  Komag, Inc.                            32,000         171
   Maine Public Service Co.               12,000         171
-  U.S. Energy Corp.                      32,460         171
-  Systems & Computer
    Technology Corp.                       6,300         170
-  Lumisys, Inc.                          45,000         169
-  Trump Hotels & Casino
    Resorts, Inc.                         23,800         168
   Kimco Realty Corp. Pfd. Class D         6,156         167
   Ottawa Financial Corp.                  5,800         167
-  The Petersen Cos., Inc.                 6,500         167
-  SMC Corp.                              21,200         167
   Apex Mortgage Capital, Inc. REIT       15,800         166
-  SEEC, Inc.                             15,200         165
-  Docucorp International                 25,059         164
   Freeport-McMoRan Copper &
    Gold, Inc. Class A                    11,512         164
   New Jersey Resources Corp.              4,600         164
-  Today's Man Inc.                       67,025         163
   Synalloy Corp.                         12,000         162
-  Tele-Communications TCI
    Ventures Group Series B                8,114         161
   First Home Bancorp Inc.                 5,200         160
-  Associated Group, Inc. Class B          4,000         159
-  Geoworks                               45,200         158
-  Cohr, Inc.                             30,500         156
   Luby's Cafeterias, Inc.                 8,859         156
-  Samsonite Corp.                        14,378         155
-  Boyd Gaming Corp.                      26,700         154
-  Applix, Inc.                           40,021         153
   Conectiv, Inc. Class A                  4,200         152
-  Interleaf, Inc.                        76,600         151
-  Keystone Consolidated
    Industries, Inc.                      12,690         151
-  Quality Systems, Inc.                  16,300         151
-  UroQuest Medical Corp.                 57,700         151
   BMC Industries, Inc.                   17,163         150
-  Barnett, Inc.                           7,400         150
-  Black Hawk Gaming &
    Development Co., Inc.                 13,300         150
   Kilroy Realty Corp. REIT                6,000         150
-  Cable Michigan, Inc.                    3,825         149
-  The Penn Traffic Co.                   44,700         148
-  Danielson Holdings Corp.               20,000         147
-  Checkers Drive-In Restaurant          119,550         146
   Glimcher Realty Trust REIT              7,500         146
-  PRT Group Inc.                         13,800         146
   Canadian National Railway Co.           2,724         145
   Herbalife International Class A         5,900         145
-  Versant Object Technology Corp.        36,300         145
-  ImmuLogic Pharmaceutical Corp.         88,500         144
-  PlayCore, Inc.                         31,911         144
-  Coast Federal Litigation
    Contingent Payment RightsTrust         9,400         142
-  Life Financial Corp.                    7,800         142
-  Fresh Choice, Inc.                     44,800         140
   Northwest Natural Gas Co.               5,000         140
-  Auspex Systems, Inc.                   25,500         139
   National Computer Systems, Inc.         5,800         139
-  American Banknote Corp.                45,000         138
-  ICOS Corp.                              7,200         138
-  Uranium Resources, Inc.                64,132         138
-  APAC Teleservices, Inc.                23,511         137
-  Colorado Casino Resorts, Inc.          95,500         137
   Wackenhut Corp. Class B                 6,350         137
-  Multigraphics Inc.                     17,600         136
-  Comshare                               17,300         135
-  PictureTel Corp.                       14,600         135
-  WMS Industries, Inc.                   32,200         135
   Imperial Holly Corp.                   14,805         134
-  Vestcom International, Inc.            14,500         134
   Arrow International, Inc.               4,800         132
-  Barra, Inc.                             5,400         132
-  School Specialty, Inc.                  8,056         132
   Marion Capital Holdings                 4,600         131
   CV REIT, Inc.                          10,000         130
-  Mossimo, Inc.                          32,200         129
   SJNB Financial Corp.                    3,300         128
-  TSR, Inc.                              11,300         127
-  Medplus, Inc.                          20,900         125
   Asset Investors Corp.                   7,800         124
-  Applied Microsystems Corp.             28,000         123
-  Central Sprinkler Corp.                15,318         123
-  Hartmarx Corp.                         16,300         123
-  California Amplifier, Inc.             64,860         122
-  TransMontaigne Oil Co.                  8,000         119
-  JumboSports Inc.                      104,750         118
-  Casino Magic Corp.                     57,800         117
-  Cal Dive International, Inc.            4,200         116
-  Metra Biosystems, Inc.                 57,800         116
-  Atlantic Tele-Network, Inc.             9,120         113
-  TST Impreso, Inc.                      32,800         113
   Technitrol, Inc.                        2,800         112
-  Aztec Technology Partners, Inc.        14,501         111
-  Dataware Technologies, Inc.            35,500         111
-  Designs, Inc.                          70,900         111
-  Mesaba Holdings, Inc.                   4,800         110
-  FaxSav Inc.                            30,200         109


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
-  Heartport Inc.                         16,500       $ 108
   Patriot Bank Corp.                      6,475         107
-  Pluma, Inc.                            16,000         107
-  Base Ten Systems Class A               39,300         106
-  Excel Legacy Corp.                     24,200         106
-  USDATA Corp., Inc.                     21,803         106
   Trinet Corporate Realty Trust,
    Inc. REIT                              3,100         105
-  Medar, Inc.                            49,058         104
-  Central Reserve Life Corp.             14,900         102
   City Holding Co.                        2,200         102
-  Palm Harbor Homes, Inc.                 2,400         102
-  Vincam Group, Inc.                      5,200         102
-  Applied Magnetics Corp.                13,200         101
-  Redhook Ale Brewery, Inc.              17,000         101
-  Rocky Mountain Chocolate
    Factory, Inc.                         15,400         101
-  Hovnanian Enterprises Class B           9,650         100
-  Safeguard Health Enterprises, Inc.     16,035         100
-  Go Video, Inc.                         37,500          98
-  Heartland Technology, Inc               7,700          98
   Fedders Corp. Class A                  15,226          97
   Methode Electronics, Inc. Class A       6,251          97
-  Home Health Corp. of America           41,600          96
   KCS Energy, Inc.                        8,400          96
-  LeukoSite, Inc.                        12,600          95
-  AER Energy Resources, Inc.             83,400          94
-  HumaScan, Inc.                         36,500          94
   Oregon Trail Financial Corp.            6,000          94
-  MTR Gaming Group Inc.                  36,700          92
-  Monterey Homes Corp.                    5,000          91
-  Artesyn Technologies, Inc.              5,600          90
   Gables Residential Trust REIT           3,300          90
-  ITC DeltaCom, Inc.                      2,100          90
   Ambanc Holding Co., Inc.                5,000          89
-  OIS Optical Imaging Systems, Inc.      95,300          89
-  Wellsford Real Properties
    Inc. REIT                              6,300          89
-  Colonial Downs Holdings, Inc.          34,500          88
   Interpool, Inc.                         6,000          87
-  Philip Services Corp.                  20,987          87
   Blimpie International, Inc.            27,400          84
-  Fourth Shift Corp.                     30,000          83
-  Positron Fiber Systems Corp.
    Class A                               12,200          82
-  Racotek, Inc.                          29,800          82
-  Intelidata Technologies Corp.          83,400          81
-  Coastal Physician Group, Inc.          98,500          80
-  Badger Paper Mills, Inc.                9,300          79
-  Mego Mortgage Corp.                    42,400          79
   Ziegler Cos., Inc.                      3,800          79
-  Workflow Management, Inc.               9,667          78
-  Artisoft, Inc.                         28,104          77
-  Centura Software Corp.                 47,388          77
   Food Lion Inc. Class B                  7,694          77
-  Lexington Global Asset
    Managers, Inc.                        11,000          77
-  MicroProse, Inc.                       17,340          77
-  All American Semiconductor, Inc.       37,200          76
   Tech/Ops Sevcon, Inc.                   5,000          76
   Cabot Industrial Trust                  3,500          75
-  Broadcom Corp.                          1,000          74
-  3Dfx Interactive, Inc.                  4,300          74
-  Trailer Bridge, Inc.                   18,400          74
-  Loronix Information Systems            27,100          73
-  Microdyne Corp.                        16,300          73
   Peoples Holding Co.                     2,000          73
-  Commander Aircraft Co.                 28,600          72
-  Astea International, Inc.              35,700          71
-  Gold Reserve Corp.                     36,900          71
-  Interneuron Pharmaceutical, Inc.       19,000          69
-  Microfield Graphics, Inc.              13,700          69
-  ONCOR Inc.                             92,131          69
   Getty Realty Holding Corp.              3,500          68
-  OAO Technology                         13,619          68
-  IA Corp.                               20,100          67
   Pulaski Bank                            1,800          67
-  Stoneridge,Inc.                         3,600          66
-  Freeport-McMoRan Sulphur, Inc.          4,930          65
   Steelcase Inc.                          2,500          65
-  Sterile Recoveries, Inc.                3,800          65
-  Superior Consultant
    Holdings Corp.                         1,500          65
-  ObjectShare, Inc.                      22,600          64
-  COMFORCE Corp.                          6,573          63
-  Imagyn Medical
    Technologies, Inc.                   126,471          63
-  Pediatrix Medical Group, Inc.           1,700          63
-  Star Buffet, Inc.                       7,600          63
-  Boston Chicken, Inc.                   38,900          62
-  Kenneth Cole Productions, Inc.          2,400          62
-  Consilium, Inc.                        24,300          62
-  MindSpring Enterprises, Inc.              600          62
-  Navigant International, Inc.            7,250          62
-  Brothers Gourmet Coffees, Inc.         60,765          61
   J.M. Smucker Co. Class B                2,500          61
-  Biofield Corp.                         16,600          60
   Carey Diversified LLC                   3,000          59
   Cato Corp. Class A                      3,400          59
   Industrial Scientific Corp.             2,400          59
-  Lanvision Systems, Inc.                13,400          59
-  Apogee, Inc.                           25,900          58
-  Unilab Corp.                           24,400          58
-  Hills Stores Co.                        9,900          57
-  LCA-Vision, Inc.                       19,495          57
   Toastmaster, Inc.                      10,300          57
   Covest Bankshares, Inc.                 3,100          56
-  Gargoyles, Inc.                        49,000          55
   Oneida Ltd.                             1,800          55
-  Midwest Express Holdings, Inc.          1,500          54
-  99 Cents Only Stores                    1,300          54
-  Stillwater Mining Co.                   2,000          54
-  AMBI, Inc.                             37,900          53
-  IGI, Inc.                              17,090          53
-  National Auto Credit Inc.              51,632          53
-  Capital Pacific Holdings, Inc.         10,900          52
   SL Green Realty Corp. REIT              2,300          52
   CFW Communications Co.                  2,200          51
   FBL Financial Group, Inc. Class A       2,000          51
-  Synagro Technologies Inc.               8,046          51


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO              SHARES       (000)
--------------------------------------------------------------
   First Financial Corp.-Indiana           1,000        $ 50
   Park National Corp.                       500          50
-  DepoTech Corp.                         31,600          49
-  Electronic Retailing Systems
    International, Inc.                   17,200          49
-  Spacetec IMC Corp.                     17,900          49
-  Submicron Systems Corp.                48,900          49
-  Group Maintenance
    America Corp.                          2,600          47
-  Buckeye Technology, Inc.                1,900          45
   Equity Inns, Inc. REIT                  3,300          44
   Chester Valley Bancorp                  1,366          43
-  GateField Corp.                        40,612          43
   Wainwright Bank & Trust Co.             4,600          43
   Continental Mortgage &
    Equity Trust                           2,650          42
-  OpenROUTE Networks, Inc.               36,100          42
   Reader's Digest Assn., Inc.
    Class B                                1,500          41
-  Central Financial
    Acceptance Corp.                       4,500          40
-  NRG Generating U.S. Inc.                2,838          40
-  SonoSight, Inc.                         5,479          40
-  Agritope, Inc.                          9,660          39
   Broughton Foods Co.                     2,500          38
-  Catalina Lighting, Inc.                10,000          38
-  Cellular Technical Services Co.        80,454          38
   Great Southern Bancorp. Inc.            1,500          38
   Howell Corp.                            3,500          38
-  Raster Graphics, Inc.                  43,400          38
-  Caldor Corp.                           81,300          37
-  CDnow, Inc.                             1,800          36
-  Delphi Information Systems, Inc.        7,180          36
   Tower Realty Trust, Inc. REIT           1,600          36
-  Wellcare Management
    Group, Inc.                           16,100          36
-  Spaghetti Warehouse, Inc.               4,400          35
-  Carolina Southern Bank                  1,500          34
-  APS Holding Corp.                      50,600          33
-  800-JR CIGAR, Inc.                      1,600          32
   Dover Downs Entertainment, Inc.         1,000          31
-  Omega Worldwide, Inc.                   4,143          31
-  OraVax, Inc.                           26,900          31
-  Correctional Properties Trust REIT      1,500          30
-  Crescendo
    Pharmaceuticals Corp.                  2,379          30
   Movado Group, Inc.                      1,000          30
-  QAD Inc.                                3,300          30
-  Radius Inc.                            12,200          30
-  SeaMED Corp.                            1,700          30
   Analysts International Corp.            1,000          28
-  Fastcomm Communications Corp.          50,400          28
-  Il Fornaio (America) Corp.              2,500          28
-  Innovative Gaming Corp.                10,050          28
-  Pericom Semiconductor Corp.             4,000          28
   RPC Inc.                                2,200          28
-  Royal Precision Inc.                    5,800          28
-  Specialty Chemical
    Resources, Inc.                       29,400          28
-  Avatex Corp.                           13,062          27
-  Aqua Care Systems, Inc.                10,000          26
-  FPA Medical Management, Inc.           22,600          26
   InterWest Bancorp Inc.                    600          26
-  NewStar Media, Inc.                    19,000          26
-  Ascent Pediatrics, Inc.                16,700          25
-  International Lottery & Totalizator
    Systems, Inc.                         18,300          25
-  BPI Packaging Technologies Inc.        28,900          24
-  National Western Life Insurance
    Co. Class A                              200          24
-  CAM Designs, Inc.                      11,600          23
-  Cellnet Data Systems                    2,400          23
-  Crown Books Corp.                      25,937          23
-  Edison Brothers Stores
    Warrants Exp. 9/26/2005                5,788          23
   Merit Holding Corp.                     1,000          23
-  Prime Energy Corp.                      3,000          23
   York Financial Corp.                    1,100          23
-  Allergan Specialty
    Therapeutics, Inc.                     2,131          22
-  Cardima, Inc.                           7,500          22
-  Data Race, Inc.                        37,022          22
   Pittsburgh & West Virginia
    Railroad                               3,000          22
-  PowerCerv Corp.                         4,600          21
   Sauer Inc.                              1,500          21
   Bandag, Inc. Class A                      538          19
-  Creative Biomolecules, Inc.             4,000          19
-  IMC Global
    Warrants Exp. 12/22/2000               7,778          19
-  Jayhawk Acceptance Corp.               30,100          19
   PS Business Parks, Inc. REIT              800          19
-  Ross Technology, Inc.                 118,600          19
-  Solv-Ex Corp.                          32,466          19
-  Euroweb International Corp.            12,000          18
-  Medical Alliance, Inc.                  5,000          18
-  Gradco Systems, Inc.                    2,550          17
-  Horizon Group Properties, Inc.          2,510          17
-  C. Brewer Homes, Inc. Class A          10,000          16
-  Enzo Biochem, Inc.                      1,200          16
-  Geotek Industries, Inc.                99,700          16
-  Marvel Entertainment Group             53,774          16
   Riviana Foods Inc.                        700          16
-  Cryomedical Sciences                  118,700          15
-  Oneita Industries                      39,530          14
-  Scott Technologies, Inc. Class B          900          14
-  Zenith Electronics Corp.               45,382          14
-  Cytrx Corp.                             5,900          13
-  Dynatech Corp.                          3,800          12
-  Film Roman, Inc.                        8,300          12
-  LecTec Corp.                            3,500          12
-  @Entertainment, Inc.                    1,000          11
-  BJ Services Co.
    Warrants Exp. 4/13/2000                  353          11
-  World Corp.                            36,600          11
-  Mercury Finance Co.                    75,977          10
   Mitchell Energy & Development
    Corp. Class B                            500          10
-  Noxso Corp.                            36,200          10
-  OneWorld Systems, Inc.                 15,900          10


--------------------------------------------------------------
                                                      MARKET
                                                      VALUE*
                                          SHARES       (000)
--------------------------------------------------------------
-  Reliance Acceptance Group Inc.         62,100       $  10
   Universal Health Realty Income            500          10
-  Cygne Designs, Inc.                    59,800           9
-  Empire of Carolina, Inc.                8,900           9
-  Magellan Petroleum Corp.                4,000           9
-  Molten Metal Technology                78,600           9
-  Nu-Kote Holding, Inc. Class A          23,300           9
-  Aid Auto Stores, Inc.                   3,100           8
-  Mobius Management
    Systems, Inc.                            500           8
-  National Medical Financial
    Services Corp.                         9,180           8
-  Reckson Service Industries, Inc.        2,336           8
   Terra Nitrogen Cp. L.P.                   300           8
-  Today's Man
    Warrants Exp. 12/31/1999              19,150           8
-  Alteon, Inc.                            2,000           7
-  CAI Wireless Systems, Inc.             54,300           7
-  ILX Resorts Inc.                        1,200           7
-  Silicon Valley Research, Inc.          12,100           7
-  JMC Group Inc.                          5,200           6
-  Tele-Communications, Inc.
    Class B                                  143           6
-  USTMAN Technologies Inc.                3,100           6
-  Data Systems Network Corp.              7,400           5
-  Harry's Farmers Market, Inc.            3,000           5
-  JTS Corp.                              79,144           5
-  Pinnacle Micro Inc.                    22,600           5
-  Creative Technology                    12,733           4
-  Foreland Corp.                            900           4
-  Great Bay Casino Corp.                  7,083           4
-  Medical Device Technologies, Inc.       3,000           4
   NSC Corp.                               2,381           4
-  Stratosphere Corp.                     75,400           4
-  Chantal Pharmaceutical Corp.           48,300           3
-  Fresenius National Medical
    Care Pfd.                             40,354           3
-  MobileMedia Corp.                      25,900           3
-  Software Publishing Corp.
    Holdings, Inc.                         2,117           3
-  Wireless One, Inc.                      2,700           3
-  Alanco Environmental
    Resources Corp.                        1,728           2
-  CareAdvantage Inc.                      7,166           2
-  Cityscape Financial Corp.              52,400           2
-  Legal Research Center, Inc.             6,100           2
-  Lynx Therapeutics Inc.                    226           2
-  Horizontal Ventures, Inc.                 163           2
-  Security Capital Group Inc.
    Warrants Exp. 9/18/1998                6,953           2
-  TCI Satellite Entertainment, Inc.
     Class B                                 420           2
-  AES Corp.
    Warrants Exp. 7/31/2000                    9           1
-  Alliance Entertainment                 82,400           1
-  Fusion Systems Corp.-Contigent
   Value Rights Exp. 3/31/1999            10,500           1
-  Mid-American Waste
    Systems, Inc.                         60,300           1
-  Millenia, Inc.                          2,675           1
-  Neostar Retail Group                   33,300           1
-  Newcare Health Corp.                      252           1
-  News Communications, Inc.                 500           1
-  Paradigm Technology, Inc.               1,880           1
-  Ultrafem, Inc.                         39,467           1
-  Venture Stores, Inc.                   70,663           1

-----------------------------------------------------------------
TOTAL COMMON STOCKS
   (COST $5,972,972)                              8,820,853
-----------------------------------------------------------------


                                              FACE
                                            AMOUNT
                                             (000)
-----------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (6.0%)
-----------------------------------------------------------------
U.S. Treasury Bills
(2) 4.744%, 7/9/1998                    $    7,500         7,492
(2) 4.97%, 7/23/1998                         8,500         8,475

REPURCHASE AGREEMENTS
Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
    5.67%, 7/1/1998                        372,051       372,051
    5.76%, 7/1/1998--Note F                159,951       159,951
-----------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $547,968)                                       547,969
-----------------------------------------------------------------
TOTAL INVESTMENTS (101.8%)
   (COST $6,520,940)                                   9,368,822
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.8%)
-----------------------------------------------------------------
Other Assets--Note B                                      54,211
Liabilities--Note F                                     (218,154)
                                                      ----------
                                                        (163,943)
-----------------------------------------------------------------
NET ASSETS (100%)                                     $9,204,879
=================================================================

*  See Note A in Notes to Financial Statements.
-  Non-Income-Producing Security.

(1)The combined market value of common stocks and index futures contracts represents 100.0% of net assets. See Note E in Notes to Financial Statements.

(2)Securities with an aggregate value of $15,967,000 have been segregated as initial margin for open futures contracts.

ADR--American Depositary Receipt.

REIT--Real Estate Investment Trust.

-----------------------------------------------------------
                                                     AMOUNT
TOTAL STOCK MARKET PORTFOLIO                          (000)
-----------------------------------------------------------
AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
-----------------------------------------------------------
Paid in Capital                                  $6,281,685
Undistributed Net Investment Income                  15,757
Accumulated Net Realized Gains                       49,806
Unrealized Appreciation--Note E
  Investment Securities                           2,847,882
  Futures Contracts                                   9,749
-----------------------------------------------------------
NET ASSETS                                       $9,204,879
===========================================================

Investor Shares--Net Assets
Applicable to 277,378,729 outstanding
  shares of beneficial interest
  (unlimited authorization)                      $7,197,786
-----------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                    $25.95
===========================================================

Institutional Shares--Net Assets
Applicable to 77,342,865 outstanding
  shares of beneficial interest
  (unlimited authorization)                      $2,007,093
-----------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                               $25.95
===========================================================